FIDELITY(REGISTERED TRADEMARK) ADVISOR
GROWTH & INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME    2.72%          10.79%       93.60%
- CL A

FIDELITY ADV GROWTH & INCOME    -3.19%         4.41%        82.46%
- CL A  (INCL. 5.75% SALES
CHARGE)

S&P 500 (registered trademark)  2.90%          10.48%       101.71%

Growth & Income Funds Average   3.86%          6.10%        n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,008 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     10.79%       21.33%
- CL A

FIDELITY ADV GROWTH & INCOME     4.41%        19.25%
- CL A  (INCL. 5.75% SALES
CHARGE)

S&P 500                          10.48%       22.80%

Growth & Income Funds Average    6.10%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL A    S&P 500
             00272                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9632.35                    10624.80
  1997/02/28       9698.33                    10708.10
  1997/03/31       9264.28                    10268.10
  1997/04/30       9754.85                    10881.11
  1997/05/31      10292.59                    11543.55
  1997/06/30      10792.53                    12060.70
  1997/07/31      11680.88                    13020.37
  1997/08/31      11076.05                    12290.97
  1997/09/30      11643.08                    12964.15
  1997/10/31      11293.41                    12531.14
  1997/11/30      11784.84                    13111.21
  1997/12/31      12063.90                    13336.33
  1998/01/31      12121.48                    13483.83
  1998/02/28      12946.86                    14456.28
  1998/03/31      13609.30                    15196.59
  1998/04/30      13705.34                    15349.47
  1998/05/31      13618.90                    15085.61
  1998/06/30      14263.14                    15698.39
  1998/07/31      14330.47                    15531.20
  1998/08/31      12204.94                    13285.70
  1998/09/30      12753.01                    14136.78
  1998/10/31      13686.63                    15286.67
  1998/11/30      14524.00                    16213.19
  1998/12/31      15747.32                    17147.40
  1999/01/31      16277.37                    17864.50
  1999/02/28      15968.98                    17309.27
  1999/03/31      16662.87                    18001.82
  1999/04/30      17029.08                    18699.03
  1999/05/31      16470.12                    18257.54
  1999/06/30      17416.18                    19270.84
  1999/07/31      16875.55                    18669.20
  1999/08/31      16653.50                    18576.79
  1999/09/30      16276.99                    18067.60
  1999/10/31      17030.01                    19210.91
  1999/11/30      17763.73                    19601.47
  1999/12/31      19713.88                    20756.00
  2000/01/31      18816.04                    19713.22
  2000/02/29      19472.53                    19340.05
  2000/03/31      20331.75                    21232.08
  2000/04/30      19153.94                    20593.21
  2000/05/31      18246.44                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 152336 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $18,246 - an 82.46% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 15.76%.

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   2.61%          10.55%       92.28%
- CL T

FIDELITY ADV GROWTH & INCOME   -0.98%         6.68%        85.55%
- CL T  (INCL. 3.50% SALES
CHARGE)

S&P 500                        2.90%          10.48%       101.71%

Growth & Income Funds Average  3.86%          6.10%        n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,008 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     10.55%       21.09%
- CL T

FIDELITY ADV GROWTH & INCOME     6.68%        19.83%
- CL T  (INCL. 3.50% SALES
CHARGE)

S&P 500                          10.48%       22.80%

Growth & Income Funds Average    6.10%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL T    S&P 500
             00274                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9852.65                    10624.80
  1997/02/28       9910.55                    10708.10
  1997/03/31       9456.48                    10268.10
  1997/04/30       9968.42                    10881.11
  1997/05/31      10509.34                    11543.55
  1997/06/30      11030.92                    12060.70
  1997/07/31      11930.02                    13020.37
  1997/08/31      11311.29                    12290.97
  1997/09/30      11891.35                    12964.15
  1997/10/31      11533.65                    12531.14
  1997/11/30      12046.04                    13111.21
  1997/12/31      12321.85                    13336.33
  1998/01/31      12380.76                    13483.83
  1998/02/28      13225.13                    14456.28
  1998/03/31      13902.81                    15196.59
  1998/04/30      14001.06                    15349.47
  1998/05/31      13902.81                    15085.61
  1998/06/30      14561.49                    15698.39
  1998/07/31      14630.32                    15531.20
  1998/08/31      12457.40                    13285.70
  1998/09/30      13008.00                    14136.78
  1998/10/31      13961.73                    15286.67
  1998/11/30      14817.13                    16213.19
  1998/12/31      16056.48                    17147.40
  1999/01/31      16587.76                    17864.50
  1999/02/28      16272.93                    17309.27
  1999/03/31      16991.14                    18001.82
  1999/04/30      17355.16                    18699.03
  1999/05/31      16784.53                    18257.54
  1999/06/30      17739.41                    19270.84
  1999/07/31      17188.13                    18669.20
  1999/08/31      16961.71                    18576.79
  1999/09/30      16567.94                    18067.60
  1999/10/31      17335.79                    19210.91
  1999/11/30      18083.96                    19601.47
  1999/12/31      20062.66                    20756.00
  2000/01/31      19137.30                    19713.22
  2000/02/29      19806.71                    19340.05
  2000/03/31      20673.01                    21232.08
  2000/04/30      19472.00                    20593.21
  2000/05/31      18555.40                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 152542 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $18,555 - an 85.55% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS
FOR LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 15.76%.

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six month, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   2.31%          9.92%        88.88%
- CL B

FIDELITY ADV GROWTH & INCOME   -2.69%         4.92%        85.88%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                        2.90%          10.48%       101.71%

Growth & Income Funds Average  3.86%          6.10%        n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,008 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     9.92%        20.46%
- CL B

FIDELITY ADV GROWTH & INCOME     4.92%        19.89%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                          10.48%       22.80%

Growth & Income Funds Average    6.10%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL B    S&P 500
             00244                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10210.00                    10624.80
  1997/02/28      10270.00                    10708.10
  1997/03/31       9799.46                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.29                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.50                    12531.14
  1997/11/30      12421.99                    13111.21
  1997/12/31      12707.01                    13336.33
  1998/01/31      12757.76                    13483.83
  1998/02/28      13630.60                    14456.28
  1998/03/31      14320.76                    15196.59
  1998/04/30      14412.11                    15349.47
  1998/05/31      14310.61                    15085.61
  1998/06/30      14980.47                    15698.39
  1998/07/31      15041.37                    15531.20
  1998/08/31      12808.50                    13285.70
  1998/09/30      13366.72                    14136.78
  1998/10/31      14330.91                    15286.67
  1998/11/30      15203.76                    16213.19
  1998/12/31      16462.28                    17147.40
  1999/01/31      17010.34                    17864.50
  1999/02/28      16675.41                    17309.27
  1999/03/31      17406.17                    18001.82
  1999/04/30      17771.55                    18699.03
  1999/05/31      17182.88                    18257.54
  1999/06/30      18147.07                    19270.84
  1999/07/31      17578.71                    18669.20
  1999/08/31      17335.12                    18576.79
  1999/09/30      16929.15                    18067.60
  1999/10/31      17710.65                    19210.91
  1999/11/30      18461.70                    19601.47
  1999/12/31      20471.28                    20756.00
  2000/01/31      19527.39                    19713.22
  2000/02/29      20197.25                    19340.05
  2000/03/31      21070.09                    21232.08
  2000/04/30      19842.02                    20593.21
  2000/05/31      18588.00                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 153007 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $18,588 - an 85.88% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS
FOR LARGE-CAP VALUE FUNDS AVERAGE WERE 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 15.76%.

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C's contingent deferred sales charges included in the past six month, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   2.36%          9.98%        88.66%
- CL C

FIDELITY ADV GROWTH & INCOME   1.36%          8.98%        88.66%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                        2.90%          10.48%       101.71%

Growth & Income Funds Average  3.86%          6.10%        n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,008 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     9.98%        20.42%
- CL C

FIDELITY ADV GROWTH & INCOME     8.98%        20.42%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                          10.48%       22.80%

Growth & Income Funds Average    6.10%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL C    S&P 500
             00481                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10210.00                    10624.80
  1997/02/28      10270.00                    10708.10
  1997/03/31       9799.46                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.29                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.50                    12531.14
  1997/11/30      12421.24                    13111.21
  1997/12/31      12705.87                    13336.33
  1998/01/31      12756.53                    13483.83
  1998/02/28      13607.65                    14456.28
  1998/03/31      14296.64                    15196.59
  1998/04/30      14387.83                    15349.47
  1998/05/31      14276.38                    15085.61
  1998/06/30      14945.11                    15698.39
  1998/07/31      15005.90                    15531.20
  1998/08/31      12776.80                    13285.70
  1998/09/30      13334.07                    14136.78
  1998/10/31      14306.77                    15286.67
  1998/11/30      15178.15                    16213.19
  1998/12/31      16434.55                    17147.40
  1999/01/31      16981.69                    17864.50
  1999/02/28      16647.33                    17309.27
  1999/03/31      17366.72                    18001.82
  1999/04/30      17741.61                    18699.03
  1999/05/31      17153.94                    18257.54
  1999/06/30      18116.51                    19270.84
  1999/07/31      17549.10                    18669.20
  1999/08/31      17305.93                    18576.79
  1999/09/30      16900.63                    18067.60
  1999/10/31      17680.82                    19210.91
  1999/11/30      18430.61                    19601.47
  1999/12/31      20436.80                    20756.00
  2000/01/31      19494.50                    19713.22
  2000/02/29      20163.23                    19340.05
  2000/03/31      21034.60                    21232.08
  2000/04/30      19808.60                    20593.21
  2000/05/31      18866.30                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 153343 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, would have grown to $18,866 - an 88.66% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS
FOR LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 15.76%.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Beth Terrana)(photograph of John Avery)

NOTE TO SHAREHOLDERS:

The following is an interview with Beth Terrana, who managed Fidelity Advisor Growth & Income Fund during the period covered by this report, with additional comments from John Avery, who became manager of the fund on June 1, 2000.

Q. HOW DID THE FUND PERFORM, BETH?

B.T. For the six-month period ending May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 2.72%, 2.61%, 2.31% and 2.36%, respectively. Comparatively, the Standard & Poor's 500 Index returned 2.90% during the same period, while the growth & income funds average tracked by Lipper Inc. returned 3.86%. On a 12-month basis, the fund's Class A, Class T, Class B and Class C shares returned 10.79%, 10.55%, 9.92% and 9.98%, respectively. Meanwhile, the S&P 500 gained 10.48% during the past year, and the growth & income funds average returned 6.10%.

Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD?

B.T. It was an exceptionally volatile period, which at various times either enhanced the fund's returns or detracted from performance. Early in the period, I increased the fund's exposure to technology and telecommunications stocks. That's where I felt the market offered the best prospects for long-term growth given the rapid penetration of Internet and wireless technology. Initially, this strategy worked very well as the fund soundly outperformed its Lipper peers and the S&P 500 in December, January and February. Beginning in March, however, when the fund's technology weighting was at its peak, new economy stocks experienced a severe correction that lasted through the remainder of the period. When all was said and done, the fund's returns were pretty much in line with the S&P 500's, and just slightly below our growth & income peers, which on average were not as aggressive in their technology exposure.

Q. OVERALL, WHAT WERE THE BEST CONTRIBUTORS TO PERFORMANCE?

B.T. Several health care stocks did well. Major pharmaceutical player Warner-Lambert, whose stock reached record highs as the target of a takeover battle between American Home Products and Pfizer, was a top performer, as were Schering-Plough and Eli Lilly. Biotechnology holding Genentech, which uses human genetic information to discover and develop pharmaceuticals for various medical needs, also added to returns. Underweighting the poorly performing nondurables sector was another significant contributor to performance. Nondurables are extremely interest-rate sensitive, so by holding a roughly one-third market weighting in this sector, the fund was able to avoid most of the damage from the losses incurred by Procter & Gamble and Coca-Cola.

Q. WHAT OTHER STOCKS ADDED TO THE FUND'S POSITIVE RETURNS?

B.T. Nokia was the fund's strongest individual performer, as demand for all things wireless boosted the company's mobile handset business. Fund holdings Texas Instruments, Cisco and EMC also reaped the benefits of the continued wireless communications and Internet build-out. General Electric, the fund's largest individual position, was the second-best contributor. Its revenues for the first quarter of 2000 were up 25%, reflecting strong growth across all of its divisions, and the company continued to deliver steady, 13% to 16% earnings-per-share growth quarter after quarter.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

B.T. Microsoft and Lucent Technologies were the primary disappointments. Microsoft saw its stock price fall from a high of around $120 per share to as low as $60 on the heels of the government's unfavorable antitrust ruling and subsequent plans to split up the company. Lucent also struggled as the company underestimated demand for bandwidth. Bristol-Myers Squibb's share price fell 23% on April 19 when the company announced its withdrawal of a new blood pressure drug from FDA approval due to potentially dangerous side effects.

Q. JOHN, WHAT'S YOUR OUTLOOK?

J.A. I'm bullish overall, as business remains strong in many areas of the economy, although I temper that enthusiasm with concern about interest rates rising further. The Fed has made its position quite clear that if it hasn't slowed the economy yet, it most assuredly will do so in the coming months. In this environment, I firmly believe that revenue and earnings will take center stage in the marketplace. As such, the companies capable of delivering robust top-line growth and, thus, strong earnings should be the ones to reap the rewards. Given the extent to which technology and the Internet have transformed the global landscape, I expect we'll see strong performance from this sector going forward.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high total
return through a combination
of current income and
capital appreciation

START DATE: December 31,
1996

SIZE: as of May 31, 2000,
more than $2.7 billion

MANAGER: John Avery, since
June 2000; manager, Fidelity
Advisor Balanced Fund, since
1998; joined Fidelity in
1995

JOHN AVERY ON
MANAGING FIDELITY ADVISOR
GROWTH & INCOME FUND:

"This is my third year running funds
in the Advisor channel, having
managed Fidelity Advisor Balanced
Fund since 1998. But before I talk
about my management style, I'd first
like to say that it's an honor to
succeed Beth Terrana as manager
of this fund. She was my first formal
mentor when I joined the firm in
1995, and she's been my biggest
informal mentor over the past
couple of years.

"Stylistically, Beth and I are very
similar. Bottom line, investors
shouldn't expect a lot of big changes.
The top 20 stocks aren't going to
look a lot different. The biggest
thing I plan to do on a near-term
basis is cut back on the fund's
investments in Japan. Other than
that I think it will be pretty
consistent.

"Longer term, I may take down a
few of the fund's NASDAQ
positions. Relative to the fund's
growth & income peers, Beth was
probably a bit more aggressive
than I will be. However, I still plan to be more aggressive than the average peer fund, particularly in technology. On a performance basis, my technology weighting will likely differentiate this fund from its peers. My primary objective, however, is to beat the S&P 500, without entailing a tremendous amount of risk."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

General Electric Co.              5.7                     4.2

Cisco Systems, Inc.               3.3                     1.9

Intel Corp.                       2.6                     0.2

Exxon Mobil Corp.                 2.3                     1.7

Texas Instruments, Inc.           2.1                     1.6

Warner-Lambert Co.                2.1                     1.0

American Express Co.              2.0                     1.6

Schering-Plough Corp.             1.8                     1.7

Citigroup, Inc.                   1.8                     1.8

Viacom, Inc. Class B (non-vtg.)   1.8                     1.0

                                  25.5                    16.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        30.8                    25.3

Finance                           12.8                    10.6

Utilities                         10.1                    10.5

Health                            9.3                     12.0

Media & Leisure                   7.6                     10.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          93.5%                         Stocks                                  97.7%

Convertible  Securities          1.3%                         Convertible  Securities                  0.9%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.2%                         Net Other Assets                         1.4%

* FOREIGN  INVESTMENTS           6.8%                         ** FOREIGN INVESTMENTS                 12.75%

Row: 1, Col: 1, Value: 93.5                                   Row: 1, Col: 1, Value: 97.7
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.3                                    Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.2                                    Row: 1, Col: 8, Value: 1.4







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 93.5%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        209,900                $ 8,199

Textron, Inc.                     68,100                  4,273

                                                          12,472

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            149,100                 8,806

TOTAL AEROSPACE & DEFENSE                                 21,278

BASIC INDUSTRIES - 1.0%

CHEMICALS & PLASTICS - 0.8%

E.I. du Pont de Nemours and       200,800                 9,839
Co.

Praxair, Inc.                     247,300                 10,387

                                                          20,226

METALS & MINING - 0.2%

Alcoa, Inc.                       103,700                 6,060

TOTAL BASIC INDUSTRIES                                    26,286

DURABLES - 1.0%

AUTOS, TIRES, & ACCESSORIES -
0.5%

Danaher Corp.                     147,200                 7,093

Delphi Automotive Systems         351,400                 6,347
Corp.

General Motors Corp.              14,418                  1,018

                                                          14,458

CONSUMER ELECTRONICS - 0.5%

General Motors Corp. Class H      82,990                  8,169
(a)

Sony Corp.                        43,600                  3,976

                                                          12,145

TOTAL DURABLES                                            26,603

ENERGY - 7.0%

ENERGY SERVICES - 1.5%

Diamond Offshore Drilling,        233,200                 9,532
Inc.

Halliburton Co.                   198,300                 10,113

Nabors Industries, Inc. (a)       244,300                 10,505

Schlumberger Ltd. (NY Shares)     130,100                 9,570

                                                          39,720

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - 5.5%

BP Amoco PLC sponsored ADR        316,754                $ 17,223

Burlington Resources, Inc.        229,900                 10,518

Chevron Corp.                     142,700                 13,191

Conoco, Inc. Class B              697,100                 19,867

Exxon Mobil Corp.                 758,753                 63,214

Royal Dutch Petroleum Co. (NY     400,500                 25,006
Shares)

                                                          149,019

TOTAL ENERGY                                              188,739

FINANCE - 12.8%

BANKS - 2.6%

Bank of America Corp.             215,100                 11,951

Bank of New York Co., Inc.        593,600                 27,862

Chase Manhattan Corp.             400,100                 29,882

                                                          69,695

CREDIT & OTHER FINANCE - 4.0%

American Express Co.              1,008,300               54,259

Associates First Capital          136,100                 3,734
Corp. Class A

Citigroup, Inc.                   800,625                 49,789

                                                          107,782

FEDERAL SPONSORED CREDIT - 1.7%

Fannie Mae                        355,900                 21,398

Freddie Mac                       578,400                 25,739

                                                          47,137

INSURANCE - 2.0%

AFLAC, Inc.                       142,300                 7,355

American International Group,     430,387                 48,445
Inc.

                                                          55,800

SECURITIES INDUSTRY - 2.5%

Charles Schwab Corp.              357,750                 10,285

Merrill Lynch & Co., Inc.         241,300                 23,798

Morgan Stanley Dean Witter &      453,800                 32,645
Co.

                                                          66,728

TOTAL FINANCE                                             347,142

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - 9.3%

DRUGS & PHARMACEUTICALS - 8.8%

American Home Products Corp.      225,900                $ 12,170

Amgen, Inc. (a)                   165,100                 10,504

Bristol-Myers Squibb Co.          685,628                 37,752

Eli Lilly & Co.                   615,200                 46,832

Genentech, Inc.                   105,900                 11,371

Merck & Co., Inc.                 160,600                 11,985

Schering-Plough Corp.             1,029,800               49,817

Warner-Lambert Co.                463,400                 56,593

                                                          237,024

MEDICAL EQUIPMENT & SUPPLIES
- 0.5%

Johnson & Johnson                 73,300                  6,560

Medtronic, Inc.                   154,000                 7,950

                                                          14,510

TOTAL HEALTH                                              251,534

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.8%

ELECTRICAL EQUIPMENT - 5.7%

General Electric Co.              2,934,900               154,454

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll-Rand Co.                91,550                  4,171

TOTAL INDUSTRIAL MACHINERY &                              158,625
EQUIPMENT

MEDIA & LEISURE - 7.0%

BROADCASTING - 2.7%

AT&T Corp. - Liberty Media        312,700                 13,857
Group Class A (a)

Clear Channel Communications,     219,100                 16,405
Inc. (a)

Infinity Broadcasting Corp.       421,500                 13,330
Class A (a)

Time Warner, Inc.                 349,171                 27,563

USA Networks, Inc. (a)            139,400                 2,640

                                                          73,795

ENTERTAINMENT - 2.7%

MGM Grand, Inc.                   200,000                 6,500

Viacom, Inc. Class B              802,436                 49,751
(non-vtg.) (a)

Walt Disney Co.                   414,200                 17,474

                                                          73,725

PUBLISHING - 1.2%

McGraw-Hill Companies, Inc.       611,600                 31,459

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.4%

McDonald's Corp.                  297,500                $ 10,654

TOTAL MEDIA & LEISURE                                     189,633

NONDURABLES - 2.7%

BEVERAGES - 1.2%

Anheuser-Busch Companies,         238,100                 18,453
Inc.

The Coca-Cola Co.                 275,000                 14,678

                                                          33,131

HOUSEHOLD PRODUCTS - 1.2%

Avon Products, Inc.               75,700                  3,127

Clorox Co.                        213,140                 8,446

Colgate-Palmolive Co.             185,300                 9,751

Procter & Gamble Co.              157,500                 10,474

                                                          31,798

TOBACCO - 0.3%

Philip Morris Companies, Inc.     344,900                 9,011

TOTAL NONDURABLES                                         73,940

RETAIL & WHOLESALE - 4.8%

APPAREL STORES - 0.4%

The Limited, Inc.                 411,400                 9,925

GENERAL MERCHANDISE STORES -
2.6%

Kohls Corp. (a)                   143,400                 7,421

Target Corp.                      304,100                 19,063

Wal-Mart Stores, Inc.             780,900                 44,999

                                                          71,483

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Home Depot, Inc.                  761,659                 37,178

Lowe's Companies, Inc.            170,200                 7,925

Staples, Inc. (a)                 190,300                 2,807

                                                          47,910

TOTAL RETAIL & WHOLESALE                                  129,318

SERVICES - 1.1%

ADVERTISING - 0.7%

Omnicom Group, Inc.               244,500                 20,523

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 0.4%

Ecolab, Inc.                      257,650                $ 9,855

Gartner Group, Inc. Class B       5,754                   64
(a)

                                                          9,919

TOTAL SERVICES                                            30,442

TECHNOLOGY - 30.3%

COMMUNICATIONS EQUIPMENT - 8.1%

Cisco Systems, Inc. (a)           1,578,900               89,899

Comverse Technology, Inc. (a)     115,400                 10,545

Corning, Inc.                     57,500                  11,123

Lucent Technologies, Inc.         429,180                 24,624

Nokia AB sponsored ADR            840,600                 43,711

Nortel Networks Corp.             754,400                 40,203

                                                          220,105

COMPUTER SERVICES & SOFTWARE
- 5.2%

America Online, Inc. (a)          431,200                 22,854

BEA Systems, Inc. (a)             137,688                 4,974

Computer Sciences Corp. (a)       68,800                  6,601

Electronic Data Systems Corp.     79,600                  5,119

Inktomi Corp. (a)                 54,200                  6,050

Microsoft Corp. (a)               626,100                 39,170

Oracle Corp. (a)                  413,100                 29,692

Unisys Corp. (a)                  594,518                 16,126

Yahoo!, Inc. (a)                  87,500                  9,893

                                                          140,479

COMPUTERS & OFFICE EQUIPMENT
- 6.2%

Compaq Computer Corp.             477,400                 12,532

Dell Computer Corp. (a)           607,300                 26,190

EMC Corp. (a)                     356,329                 41,446

Hewlett-Packard Co.               118,800                 14,271

International Business            219,700                 23,577
Machines Corp.

Network Appliance, Inc. (a)       121,000                 7,812

Pitney Bowes, Inc.                351,700                 15,299

SCI Systems, Inc. (a)             73,600                  3,312

Sun Microsystems, Inc. (a)        323,900                 24,819

                                                          169,258

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.6%

Applied Materials, Inc. (a)       147,800                $ 12,341

KLA-Tencor Corp. (a)              89,300                  4,426

                                                          16,767

ELECTRONICS - 10.2%

Altera Corp. (a)                  74,900                  6,432

Analog Devices, Inc. (a)          183,600                 14,137

Broadcom Corp. Class A (a)        62,900                  8,181

Flextronics International         100,131                 5,451
Ltd. (a)

Intel Corp.                       559,100                 69,713

JDS Uniphase Corp. (a)            172,800                 15,206

Micron Technology, Inc. (a)       310,700                 21,730

Motorola, Inc.                    301,100                 28,228

Sanmina Corp. (a)                 120,900                 7,692

Texas Instruments, Inc.           784,000                 56,644

Tyco International Ltd.           765,716                 36,037

Xilinx, Inc. (a)                  76,500                  5,824

                                                          275,275

TOTAL TECHNOLOGY                                          821,884

UTILITIES - 9.9%

CELLULAR - 4.1%

China Telecom (Hong Kong)         1,272,700               9,354
Ltd. (a)

Nextel Communications, Inc.       152,400                 14,116
Class A (a)

QUALCOMM, Inc. (a)                114,100                 7,573

Sprint Corp. - PCS Group          498,800                 27,683
Series 1 (a)

Vodafone AirTouch PLC             2,985,151               13,676

Vodafone AirTouch PLC             239,000                 10,949
sponsored ADR

VoiceStream Wireless Corp. (a)    238,600                 27,320

                                                          110,671

ELECTRIC UTILITY - 0.5%

AES Corp. (a)                     154,800                 13,506

NRG Energy, Inc.                  87,900                  1,461

                                                          14,967

GAS - 0.9%

Dynegy, Inc. Class A              186,235                 14,363

Enron Corp.                       133,800                 9,751

                                                          24,114

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 4.4%

Allegiance Telecom, Inc. (a)      102,300                $ 5,409

AT&T Corp.                        254,800                 8,838

BellSouth Corp.                   573,900                 26,794

Level 3 Communications, Inc.      86,300                  6,586
(a)

McLeodUSA, Inc. Class A (a)       534,600                 10,692

SBC Communications, Inc.          762,100                 33,294

Sprint Corp. - FON Group          269,900                 16,329

TeraBeam Networks (d)             2,100                   32

WorldCom, Inc. (a)                277,100                 10,426

                                                          118,400

TOTAL UTILITIES                                           268,152

TOTAL COMMON STOCKS                                       2,533,576
(Cost $2,131,803)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

MediaOne Group, Inc.              72,500                  7,141
(Vodafone AirTouch PLC)
$3.63 PIES (Cost $5,695)



CORPORATE BONDS - 1.0%

MOODY'S RATINGS (UNAUDITED)                 PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 1.0%

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

Liberty Media Corp. 3.75%       Baa3        $ 7,390                            7,584
2/15/30 (c)

TECHNOLOGY - 0.5%

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Juniper Networks, Inc. 4.75%    -            17,350                            14,064
3/15/07

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.     B1           4,940                             4,323
5.25% 1/15/10 (c)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED)                 PRINCIPAL AMOUNT (000S)           VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.1%

Level 3 Communications, Inc.    Caa1        $ 3,250                           $ 2,689
6% 3/15/10

TOTAL UTILITIES                                                                7,012

TOTAL CONVERTIBLE BONDS                                                        28,660

NONCONVERTIBLE BONDS - 0.0%

AEROSPACE & DEFENSE - 0.0%

British Aerospace PLC 7.45%     -      GBP   36                                53
11/30/03

TOTAL CORPORATE BONDS                                                          28,713
(Cost $28,808)


CASH EQUIVALENTS - 8.3%

                                              SHARES

Central Cash Collateral Fund,                 8,632,300                        8,632
6.54% (b)

Taxable Central Cash Fund,                    215,272,588                      215,273
6.37% (b)

TOTAL CASH EQUIVALENTS                                                         223,905
(Cost $223,905)

TOTAL INVESTMENT PORTFOLIO -                                                   2,793,335
103.1%
(Cost $2,390,211)

NET OTHER ASSETS - (3.1)%                                                       (83,199)

NET ASSETS - 100%                                                            $ 2,710,136


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

CURRENCY ABBREVIATIONS

GBP                          -   British pound

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,907,000 or 0.4% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST (000S)

TeraBeam Networks  4/7/00            $ 32

INCOME TAX INFORMATION
At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $2,400,903,000. Net unrealized appreciation aggregated $392,432,000, of which $481,757,000 related to appreciated investment securities and $89,325,000 related to depreciated investment securities.

At May 31, 2000, the fund had a capital loss carryforward of approximately $25,110,000 of which $13,634,000 and $11,476,000 will expire on November 30, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                            MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 2,793,335
value (cost $2,390,211) -
See accompanying schedule

Cash                                      25

Receivable for investments                23,388
sold

Receivable for fund shares                6,162
sold

Dividends receivable                      1,891

Interest receivable                       1,587

Other receivables                         23

 TOTAL ASSETS                             2,826,411

LIABILITIES

Payable for investments        $ 98,649
purchased

Payable for fund shares         5,740
redeemed

Accrued management fee          1,079

Distribution fees payable       1,465

Other payables and accrued      710
expenses

Collateral on securities        8,632
loaned, at value

 TOTAL LIABILITIES                        116,275

NET ASSETS                               $ 2,710,136

Net Assets consist of:

Paid in capital                          $ 2,364,144

Accumulated net investment                (4,887)
loss

Accumulated undistributed net             (52,219)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               403,098
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 2,710,136

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $18.90
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($181,911
(divided by) 9,623 shares)

Maximum offering price per         $20.05
share (100/94.25 of $18.90)

CLASS T: NET ASSET VALUE and       $18.85
redemption price per share
($1,361,009 (divided by)
72,220 shares)

Maximum offering price per         $19.53
share (100/96.50 of $18.85)

CLASS B: NET ASSET VALUE and       $18.61
offering price per share
($662,431 (divided by)
35,591 shares) A

CLASS C: NET ASSET VALUE and       $18.62
offering price per share
($371,574 (divided by)
19,955 shares) A

INSTITUTIONAL CLASS: NET           $18.97
ASSET VALUE, offering price
and redemption price   per
share ($133,211 (divided by)
7,021 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED MAY 31, 2000
                                        (UNAUDITED)

INVESTMENT INCOME                           $ 8,199
Dividends

Interest                                     4,041

Security lending                             188

 TOTAL INCOME                                12,428

EXPENSES

Management fee                   $ 6,021

Transfer agent fees               2,633

Distribution fees                 8,147

Accounting and security           271
lending fees

Non-interested trustees'          4
compensation

Custodian fees and expenses       62

Registration fees                 292

Audit                             16

Legal                             7

Miscellaneous                     6

 Total expenses before            17,459
reductions

 Expense reductions               (144)      17,315

NET INVESTMENT INCOME (LOSS)                 (4,887)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (16,452)

 Foreign currency transactions    (128)      (16,580)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            35,948

 Assets and liabilities in        (28)       35,920
foreign currencies

NET GAIN (LOSS)                              19,340

NET INCREASE (DECREASE) IN                  $ 14,453
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (4,887)                      $ (1,740)
income (loss)

 Net realized gain (loss)       (16,580)                       (15,532)

 Change in net unrealized       35,920                         250,870
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     14,453                         233,598
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   -                              (228)
From net investment income

 In excess of net investment    -                              (292)
income

 Return of capital              -                              (945)

 TOTAL DISTRIBUTIONS            -                              (1,465)

Share transactions - net        684,915                        1,028,815
increase (decrease)

  TOTAL INCREASE (DECREASE)     699,368                        1,260,948
IN NET ASSETS

NET ASSETS

 Beginning of period            2,010,768                      749,820

 End of period (including      $ 2,710,136                    $ 2,010,768
accumulated net investment
loss of $4,887 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.40                        $ 15.09                   $ 12.47   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)                          .04                       .06       .04

Net realized and  unrealized      .50                            3.32                      2.79      2.46
gain (loss)

Total from investment             .50                            3.36                      2.85      2.50
operations

Less Distributions

From net investment income        -                              (.01)                     (.05)     (.03)

In excess of net investment       -                              (.01)                     -         -
income

From net realized gain            -                              -                         (.18)     -

Return of capital                 -                              (.03)                     -         -

Total distributions               -                              (.05)                     (.23)     (.03)

Net asset value, end of period   $ 18.90                        $ 18.40                   $ 15.09   $ 12.47

TOTAL RETURN B, C                 2.72%                          22.31%                    23.24%    25.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 182                          $ 120                     $ 35      $ 7
millions)

Ratio of expenses to average      1.01% A                        1.04%                     1.12%     1.50% A, F
net assets

Ratio of expenses to average      1.00% A, G                     1.03% G                   1.11% G   1.50% A
net assets after expense
reductions

Ratio of net investment           (.01)% A                       .22%                      .46%      .34% A
income (loss) to average net
assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.37                        $ 15.07                   $ 12.46   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                          .00                       .04       .03

Net realized and unrealized       .50                            3.32                      2.78      2.45
gain (loss)

Total from investment             .48                            3.32                      2.82      2.48
operations

Less Distributions

 From net investment income       -                              (.00)                     (.03)     (.02)

In excess of net investment       -                              (.01)                     -         -
income

From net realized gain            -                              -                         (.18)     -

Return of capital                 -                              (.01)                     -         -

 Total distributions              -                              (.02)                     (.21)     (.02)

Net asset value, end of period   $ 18.85                        $ 18.37                   $ 15.07   $ 12.46

TOTAL RETURN B, C                 2.61%                          22.05%                    23.00%    24.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,361                        $ 999                     $ 400     $ 133
millions)

Ratio of expenses to average      1.24% A                        1.27%                     1.31%     1.59% A
net assets

Ratio of expenses to average      1.23% A, F                     1.25% F                   1.30% F   1.59% A
net assets after expense
reductions

Ratio of net investment           (.24)% A                       .00%                      .27%      .24% A
income (loss) to  average
net assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.19                        $ 14.98                   $ 12.41   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.09)                     (.03)     (.04)

Net realized and  unrealized      .49                            3.30                      2.77      2.46
gain (loss)

Total from investment             .42                            3.21                      2.74      2.42
operations

Less Distributions

From net investment income        -                              -                         -         (.01)

From net realized gain            -                              -                         (.17)     -

Total distributions               -                              -                         (.17)     (.01)

Net asset value, end of period   $ 18.61                        $ 18.19                   $ 14.98   $ 12.41

TOTAL RETURN B, C                 2.31%                          21.43%                    22.39%    24.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 662                          $ 508                     $ 158     $ 29
millions)

Ratio of expenses to average      1.76% A                        1.78%                     1.83%     2.25% A, F
net assets

Ratio of expenses to average      1.75% A, G                     1.76% G                   1.82% G   2.25% A
net assets after expense
reductions

Ratio of net investment           (.76)% A                       (.51)%                    (.25)%    (.42)% A
income (loss) to average net
assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.19                        $ 14.98                   $ 12.45   $ 12.22
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.08)                     (.04)     -

Net realized and  unrealized      .50                            3.29                      2.76      .23
gain (loss)

Total from investment             .43                            3.21                      2.72      .23
operations

Less Distributions

From net investment income        -                              -                         (.01)     -

From net realized gain            -                              -                         (.18)     -

Total distributions               -                              -                         (.19)     -

Net asset value, end of period   $ 18.62                        $ 18.19                   $ 14.98   $ 12.45

TOTAL RETURN B, C                 2.36%                          21.43%                    22.20%    1.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 372                          $ 253                     $ 60      $ 0.4
millions)

Ratio of expenses to average      1.74% A                        1.76%                     1.87%     2.24% A, F
net assets

Ratio of expenses to average      1.73% A, G                     1.75% G                   1.85% G   2.24% A
net assets after expense
reductions

Ratio of net investment           (.74)% A                       (.50)%                    (.27)%    .19% A
income (loss) to  average
net assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.44                        $ 15.10                   $ 12.47  $ 10.00
period

Income from Investment
Operations

Net investment income D           .03                            .09                       .11      .07

Net realized and unrealized       .50                            3.33                      2.79     2.45
gain (loss)

Total from investment             .53                            3.42                      2.90     2.52
operations

Less Distributions

From net investment income        -                              (.01)                     (.09)    (.05)

In excess of net investment       -                              (.02)                     -        -
income

From net realized gain            -                              -                         (.18)    -

Return of capital                 -                              (.05)                     -        -

Total distributions               -                              (.08)                     (.27)    (.05)

Net asset value, end of period   $ 18.97                        $ 18.44                   $ 15.10  $ 12.47

TOTAL RETURN B, C                 2.87%                          22.71%                    23.69%   25.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 133                          $ 131                     $ 97     $ 74
millions)

Ratio of expenses to average      .71% A                         .74%                      .76%     1.19% A
net assets

Ratio of expenses to average      .70% A, F                      .72% F                    .75% F   1.19% A
net assets after expense
reductions

Ratio of net investment           .29% A                         .53%                      .82%     .64% A
income to  average net assets

Portfolio turnover                104% A                         55%                       54%      82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. For the period ended November 30, 1999, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $32,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,815,252,000 and $1,246,890,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 210,000    $ 1,000

CLASS T    3,168,000    47,000

CLASS B    3,111,000    2,334,000

CLASS C    1,658,000    1,062,000

          $ 8,147,000  $ 3,444,000


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5%

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 593,000    $ 214,000

CLASS T    1,017,000    331,000

CLASS B    741,000      741,000*

CLASS C    95,000       95,000*

          $ 2,446,000  $ 1,381,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 187,000    .22 *

CLASS T                 1,301,000   .21 *

CLASS B                 686,000     .22 *

CLASS C                 333,000     .20 *

INSTITUTIONAL CLASS     126,000     .18 *

                       $ 2,633,000

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $54,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $8,487,000. The fund received cash collateral of $8,632,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $126,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 2,000

CLASS T    15,000

          $ 17,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                             2000                      1999

FROM NET INVESTMENT INCOME

Class A                      $ -                       $ 21

Class T                       -                         122

Institutional Class           -                         85

Total                        $ -                       $ 228

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ -                       $ 28

Class T                       -                         156

Institutional Class           -                         108

Total                        $ -                       $ 292

RETURN OF CAPITAL

Class A                      $ -                       $ 151

Class T                       -                         449

Institutional Class           -                         345

Total                        $ -                       $ 945

Total Distributions          $ -                       $ 1,465

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        5,390                   $ 91,500
                                 4,589

Reinvestment of distributions    -                         11                       -

Shares redeemed                  (1,485)                   (1,176)                  (29,699)

Net increase (decrease)          3,104                     4,225                   $ 61,801

CLASS T Shares sold              27,234                    38,799                  $ 541,255

Reinvestment of distributions    -                         41                       -

Shares redeemed                  (9,385)                   (11,041)                 (185,856)

Net increase (decrease)          17,849                    27,799                  $ 355,399

CLASS B Shares sold              10,588                    19,885                  $ 207,373

Shares redeemed                  (2,915)                   (2,529)                  (57,253)

Net increase (decrease)          7,673                     17,356                  $ 150,120

CLASS C Shares sold              7,921                     11,186                  $ 155,815

Shares redeemed                  (1,899)                   (1,236)                  (37,072)

Net increase (decrease)          6,022                     9,950                   $ 118,743

INSTITUTIONAL CLASS Shares       1,283                     2,418                   $ 25,669
sold

Reinvestment of distributions    -                         26                       -

Shares redeemed                  (1,370)                   (1,763)                  (26,817)

Net increase (decrease)          (87)                      681                     $ (1,148)



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 92,591


Reinvestment of distributions    176

Shares redeemed                  (20,333)

Net increase (decrease)         $ 72,434

CLASS T Shares sold             $ 667,872

Reinvestment of distributions    684

Shares redeemed                  (190,532)

Net increase (decrease)         $ 478,024

CLASS B Shares sold             $ 340,104

Shares redeemed                  (43,498)

Net increase (decrease)         $ 296,606

CLASS C Shares sold             $ 191,357

Shares redeemed                  (21,381)

Net increase (decrease)         $ 169,976

INSTITUTIONAL CLASS Shares      $ 41,605
sold

Reinvestment of distributions    422

Shares redeemed                  (30,252)

Net increase (decrease)         $ 11,775








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Beth F. Terrana, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGAI-SANN-0700  106155
1.704634.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
GROWTH & INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH & INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME    2.87%          11.13%       95.59%
- INST CL

S&P 500 (registered trademark)  2.90%          10.48%       101.71%

Growth & Income Funds Average   3.86%          6.10%        n/a

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,008 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   11.13%       21.70%
- INST CL

S&P 500                        10.48%       22.80%

Growth & Income Funds Average  6.10%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL I    S&P 500
             00276                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10220.00                    10624.80
  1997/02/28      10290.00                    10708.10
  1997/03/31       9818.94                    10268.10
  1997/04/30      10349.96                    10881.11
  1997/05/31      10911.04                    11543.55
  1997/06/30      11452.03                    12060.70
  1997/07/31      12395.50                    13020.37
  1997/08/31      11753.14                    12290.97
  1997/09/30      12365.39                    12964.15
  1997/10/31      11993.72                    12531.14
  1997/11/30      12526.11                    13111.21
  1997/12/31      12823.00                    13336.33
  1998/01/31      12894.47                    13483.83
  1998/02/28      13772.48                    14456.28
  1998/03/31      14487.60                    15196.59
  1998/04/30      14600.07                    15349.47
  1998/05/31      14508.05                    15085.61
  1998/06/30      15194.27                    15698.39
  1998/07/31      15265.99                    15531.20
  1998/08/31      13011.95                    13285.70
  1998/09/30      13595.65                    14136.78
  1998/10/31      14590.95                    15286.67
  1998/11/30      15493.91                    16213.19
  1998/12/31      16798.58                    17147.40
  1999/01/31      17374.30                    17864.50
  1999/02/28      17045.32                    17309.27
  1999/03/31      17806.09                    18001.82
  1999/04/30      18196.75                    18699.03
  1999/05/31      17600.48                    18257.54
  1999/06/30      18621.11                    19270.84
  1999/07/31      18043.71                    18669.20
  1999/08/31      17806.57                    18576.79
  1999/09/30      17414.76                    18067.60
  1999/10/31      18229.31                    19210.91
  1999/11/30      19012.92                    19601.47
  1999/12/31      21105.99                    20756.00
  2000/01/31      20147.10                    19713.22
  2000/02/29      20858.53                    19340.05
  2000/03/31      21776.19                    21232.08
  2000/04/30      20528.59                    20593.21
  2000/05/31      19559.39                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 151706 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $19,559 - a 95.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS
FOR LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 15.76%.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM     Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Beth Terrana)(photograph of John Avery)

NOTE TO SHAREHOLDERS:

The following is an interview with Beth Terrana, who managed Fidelity Advisor Growth & Income Fund during the period covered by this report, with additional comments from John Avery, who became manager of the fund on June 1, 2000.

Q. HOW DID THE FUND PERFORM, BETH?

B.T. For the six-month period ending May 31, 2000, the fund's Institutional Class shares returned 2.87%. Comparatively, the Standard & Poor's 500 Index returned 2.90% during the same period, while the growth & income funds average tracked by Lipper Inc. returned 3.86%. On a 12-month basis, the fund's Institutional Class shares returned 11.13%. Meanwhile, the S&P 500 gained 10.48% during the past year, and the growth & income funds average returned 6.10%.

Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD?

B.T. It was an exceptionally volatile period, which at various times either enhanced the fund's returns or detracted from performance. Early in the period, I increased the fund's exposure to technology and telecommunications stocks. That's where I felt the market offered the best prospects for long-term growth given the rapid penetration of Internet and wireless technology. Initially, this strategy worked very well as the fund soundly outperformed its Lipper peers and the S&P 500 in December, January and February. Beginning in March, however, when the fund's technology weighting was at its peak, new economy stocks experienced a severe correction that lasted through the remainder of the period. When all was said and done, the fund's returns were pretty much in line with the S&P 500's, and just slightly below our growth & income peers, which on average were not as aggressive in their technology exposure.

Q. OVERALL, WHAT WERE THE BEST CONTRIBUTORS TO PERFORMANCE?

B.T. Several health care stocks did well. Major pharmaceutical player Warner-Lambert, whose stock reached record highs as the target of a takeover battle between American Home Products and Pfizer, was a top performer, as were Schering-Plough and Eli Lilly. Biotechnology holding Genentech, which uses human genetic information to discover and develop pharmaceuticals for various medical needs, also added to returns. Underweighting the poorly performing nondurables sector was another significant contributor to performance. Nondurables are extremely interest-rate sensitive, so by holding a roughly one-third market weighting in this sector, the fund was able to avoid most of the damage from the losses incurred by Procter & Gamble and Coca-Cola.

Q. WHAT OTHER STOCKS ADDED TO THE FUND'S POSITIVE RETURNS?

B.T. Nokia was the fund's strongest individual performer, as demand for all things wireless boosted the company's mobile handset business. Fund holdings Texas Instruments, Cisco and EMC also reaped the benefits of the continued wireless communications and Internet build-out. General Electric, the fund's largest individual position, was the second-best contributor. Its revenues for the first quarter of 2000 were up 25%, reflecting strong growth across all of its divisions, and the company continued to deliver steady, 13% to 16% earnings-per-share growth quarter after quarter.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

B.T. Microsoft and Lucent Technologies were the primary disappointments. Microsoft saw its stock price fall from a high of around $120 per share to as low as $60 on the heels of the government's unfavorable antitrust ruling and subsequent plans to split up the company. Lucent also struggled as the company underestimated demand for bandwidth. Bristol-Myers Squibb's share price fell 23% on April 19 when the company announced its withdrawal of a new blood pressure drug from FDA approval due to potentially dangerous side effects.

Q. JOHN, WHAT'S YOUR OUTLOOK?

J.A. I'm bullish overall, as business remains strong in many areas of the economy, although I temper that enthusiasm with concern about interest rates rising further. The Fed has made its position quite clear that if it hasn't slowed the economy yet, it most assuredly will do so in the coming months. In this environment, I firmly believe that revenue and earnings will take center stage in the marketplace. As such, the companies capable of delivering robust top-line growth and, thus, strong earnings should be the ones to reap the rewards. Given the extent to which technology and the Internet have transformed the global landscape, I expect we'll see strong performance from this sector going forward.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high total
return through a combination
of current income and
capital appreciation

START DATE: December 31,
1996

SIZE: as of May 31, 2000,
more than $2.7 billion

MANAGER: John Avery, since
June 2000; manager, Fidelity
Advisor Balanced Fund, since
1998; joined Fidelity in
1995

JOHN AVERY ON
MANAGING FIDELITY ADVISOR
GROWTH & INCOME FUND:

"This is my third year running funds
in the Advisor channel, having
managed Fidelity Advisor Balanced
Fund since 1998. But before I talk
about my management style, I'd first
like to say that it's an honor to
succeed Beth Terrana as manager
of this fund. She was my first formal
mentor when I joined the firm in
1995, and she's been my biggest
informal mentor over the past
couple of years.

"Stylistically, Beth and I are very
similar. Bottom line, investors
shouldn't expect a lot of big changes.
The top 20 stocks aren't going to
look a lot different. The biggest
thing I plan to do on a near-term
basis is cut back on the fund's
investments in Japan. Other than
that I think it will be pretty
consistent.

"Longer term, I may take down a
few of the fund's NASDAQ
positions. Relative to the fund's
growth & income peers, Beth was
probably a bit more aggressive
than I will be. However, I still plan to be more aggressive than the average peer fund, particularly in technology. On a performance basis, my technology weighting will likely differentiate this fund from its peers. My primary objective, however, is to beat the S&P 500, without entailing a tremendous amount of risk."

INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

General Electric Co.              5.7                     4.2

Cisco Systems, Inc.               3.3                     1.9

Intel Corp.                       2.6                     0.2

Exxon Mobil Corp.                 2.3                     1.7

Texas Instruments, Inc.           2.1                     1.6

Warner-Lambert Co.                2.1                     1.0

American Express Co.              2.0                     1.6

Schering-Plough Corp.             1.8                     1.7

Citigroup, Inc.                   1.8                     1.8

Viacom, Inc. Class B (non-vtg.)   1.8                     1.0

                                  25.5                    16.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        30.8                    25.3

Finance                           12.8                    10.6

Utilities                         10.1                    10.5

Health                            9.3                     12.0

Media & Leisure                   7.6                     10.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          93.5%                         Stocks                                 97.7%

Convertible  Securities          1.3%                         Convertible  Securities                 0.9%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.2%                         Net Other Assets                        1.4%

* FOREIGN  INVESTMENTS           6.8%                         ** FOREIGN INVESTMENTS                 12.7%

Row: 1, Col: 1, Value: 93.5                                   Row: 1, Col: 1, Value: 97.7
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.3                                    Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.2                                    Row: 1, Col: 8, Value: 1.4







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 93.5%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.8%

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        209,900                $ 8,199

Textron, Inc.                     68,100                  4,273

                                                          12,472

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            149,100                 8,806

TOTAL AEROSPACE & DEFENSE                                 21,278

BASIC INDUSTRIES - 1.0%

CHEMICALS & PLASTICS - 0.8%

E.I. du Pont de Nemours and       200,800                 9,839
Co.

Praxair, Inc.                     247,300                 10,387

                                                          20,226

METALS & MINING - 0.2%

Alcoa, Inc.                       103,700                 6,060

TOTAL BASIC INDUSTRIES                                    26,286

DURABLES - 1.0%

AUTOS, TIRES, & ACCESSORIES -
0.5%

Danaher Corp.                     147,200                 7,093

Delphi Automotive Systems         351,400                 6,347
Corp.

General Motors Corp.              14,418                  1,018

                                                          14,458

CONSUMER ELECTRONICS - 0.5%

General Motors Corp. Class H      82,990                  8,169
(a)

Sony Corp.                        43,600                  3,976

                                                          12,145

TOTAL DURABLES                                            26,603

ENERGY - 7.0%

ENERGY SERVICES - 1.5%

Diamond Offshore Drilling,        233,200                 9,532
Inc.

Halliburton Co.                   198,300                 10,113

Nabors Industries, Inc. (a)       244,300                 10,505

Schlumberger Ltd. (NY Shares)     130,100                 9,570

                                                          39,720

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - 5.5%

BP Amoco PLC sponsored ADR        316,754                $ 17,223

Burlington Resources, Inc.        229,900                 10,518

Chevron Corp.                     142,700                 13,191

Conoco, Inc. Class B              697,100                 19,867

Exxon Mobil Corp.                 758,753                 63,214

Royal Dutch Petroleum Co. (NY     400,500                 25,006
Shares)

                                                          149,019

TOTAL ENERGY                                              188,739

FINANCE - 12.8%

BANKS - 2.6%

Bank of America Corp.             215,100                 11,951

Bank of New York Co., Inc.        593,600                 27,862

Chase Manhattan Corp.             400,100                 29,882

                                                          69,695

CREDIT & OTHER FINANCE - 4.0%

American Express Co.              1,008,300               54,259

Associates First Capital          136,100                 3,734
Corp. Class A

Citigroup, Inc.                   800,625                 49,789

                                                          107,782

FEDERAL SPONSORED CREDIT - 1.7%

Fannie Mae                        355,900                 21,398

Freddie Mac                       578,400                 25,739

                                                          47,137

INSURANCE - 2.0%

AFLAC, Inc.                       142,300                 7,355

American International Group,     430,387                 48,445
Inc.

                                                          55,800

SECURITIES INDUSTRY - 2.5%

Charles Schwab Corp.              357,750                 10,285

Merrill Lynch & Co., Inc.         241,300                 23,798

Morgan Stanley Dean Witter &      453,800                 32,645
Co.

                                                          66,728

TOTAL FINANCE                                             347,142

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - 9.3%

DRUGS & PHARMACEUTICALS - 8.8%

American Home Products Corp.      225,900                $ 12,170

Amgen, Inc. (a)                   165,100                 10,504

Bristol-Myers Squibb Co.          685,628                 37,752

Eli Lilly & Co.                   615,200                 46,832

Genentech, Inc.                   105,900                 11,371

Merck & Co., Inc.                 160,600                 11,985

Schering-Plough Corp.             1,029,800               49,817

Warner-Lambert Co.                463,400                 56,593

                                                          237,024

MEDICAL EQUIPMENT & SUPPLIES
- 0.5%

Johnson & Johnson                 73,300                  6,560

Medtronic, Inc.                   154,000                 7,950

                                                          14,510

TOTAL HEALTH                                              251,534

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.8%

ELECTRICAL EQUIPMENT - 5.7%

General Electric Co.              2,934,900               154,454

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll-Rand Co.                91,550                  4,171

TOTAL INDUSTRIAL MACHINERY &                              158,625
EQUIPMENT

MEDIA & LEISURE - 7.0%

BROADCASTING - 2.7%

AT&T Corp. - Liberty Media        312,700                 13,857
Group Class A (a)

Clear Channel Communications,     219,100                 16,405
Inc. (a)

Infinity Broadcasting Corp.       421,500                 13,330
Class A (a)

Time Warner, Inc.                 349,171                 27,563

USA Networks, Inc. (a)            139,400                 2,640

                                                          73,795

ENTERTAINMENT - 2.7%

MGM Grand, Inc.                   200,000                 6,500

Viacom, Inc. Class B              802,436                 49,751
(non-vtg.) (a)

Walt Disney Co.                   414,200                 17,474

                                                          73,725

PUBLISHING - 1.2%

McGraw-Hill Companies, Inc.       611,600                 31,459

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.4%

McDonald's Corp.                  297,500                $ 10,654

TOTAL MEDIA & LEISURE                                     189,633

NONDURABLES - 2.7%

BEVERAGES - 1.2%

Anheuser-Busch Companies,         238,100                 18,453
Inc.

The Coca-Cola Co.                 275,000                 14,678

                                                          33,131

HOUSEHOLD PRODUCTS - 1.2%

Avon Products, Inc.               75,700                  3,127

Clorox Co.                        213,140                 8,446

Colgate-Palmolive Co.             185,300                 9,751

Procter & Gamble Co.              157,500                 10,474

                                                          31,798

TOBACCO - 0.3%

Philip Morris Companies, Inc.     344,900                 9,011

TOTAL NONDURABLES                                         73,940

RETAIL & WHOLESALE - 4.8%

APPAREL STORES - 0.4%

The Limited, Inc.                 411,400                 9,925

GENERAL MERCHANDISE STORES -
2.6%

Kohls Corp. (a)                   143,400                 7,421

Target Corp.                      304,100                 19,063

Wal-Mart Stores, Inc.             780,900                 44,999

                                                          71,483

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Home Depot, Inc.                  761,659                 37,178

Lowe's Companies, Inc.            170,200                 7,925

Staples, Inc. (a)                 190,300                 2,807

                                                          47,910

TOTAL RETAIL & WHOLESALE                                  129,318

SERVICES - 1.1%

ADVERTISING - 0.7%

Omnicom Group, Inc.               244,500                 20,523

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 0.4%

Ecolab, Inc.                      257,650                $ 9,855

Gartner Group, Inc. Class B       5,754                   64
(a)

                                                          9,919

TOTAL SERVICES                                            30,442

TECHNOLOGY - 30.3%

COMMUNICATIONS EQUIPMENT - 8.1%

Cisco Systems, Inc. (a)           1,578,900               89,899

Comverse Technology, Inc. (a)     115,400                 10,545

Corning, Inc.                     57,500                  11,123

Lucent Technologies, Inc.         429,180                 24,624

Nokia AB sponsored ADR            840,600                 43,711

Nortel Networks Corp.             754,400                 40,203

                                                          220,105

COMPUTER SERVICES & SOFTWARE
- 5.2%

America Online, Inc. (a)          431,200                 22,854

BEA Systems, Inc. (a)             137,688                 4,974

Computer Sciences Corp. (a)       68,800                  6,601

Electronic Data Systems Corp.     79,600                  5,119

Inktomi Corp. (a)                 54,200                  6,050

Microsoft Corp. (a)               626,100                 39,170

Oracle Corp. (a)                  413,100                 29,692

Unisys Corp. (a)                  594,518                 16,126

Yahoo!, Inc. (a)                  87,500                  9,893

                                                          140,479

COMPUTERS & OFFICE EQUIPMENT
- 6.2%

Compaq Computer Corp.             477,400                 12,532

Dell Computer Corp. (a)           607,300                 26,190

EMC Corp. (a)                     356,329                 41,446

Hewlett-Packard Co.               118,800                 14,271

International Business            219,700                 23,577
Machines Corp.

Network Appliance, Inc. (a)       121,000                 7,812

Pitney Bowes, Inc.                351,700                 15,299

SCI Systems, Inc. (a)             73,600                  3,312

Sun Microsystems, Inc. (a)        323,900                 24,819

                                                          169,258

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.6%

Applied Materials, Inc. (a)       147,800                $ 12,341

KLA-Tencor Corp. (a)              89,300                  4,426

                                                          16,767

ELECTRONICS - 10.2%

Altera Corp. (a)                  74,900                  6,432

Analog Devices, Inc. (a)          183,600                 14,137

Broadcom Corp. Class A (a)        62,900                  8,181

Flextronics International         100,131                 5,451
Ltd. (a)

Intel Corp.                       559,100                 69,713

JDS Uniphase Corp. (a)            172,800                 15,206

Micron Technology, Inc. (a)       310,700                 21,730

Motorola, Inc.                    301,100                 28,228

Sanmina Corp. (a)                 120,900                 7,692

Texas Instruments, Inc.           784,000                 56,644

Tyco International Ltd.           765,716                 36,037

Xilinx, Inc. (a)                  76,500                  5,824

                                                          275,275

TOTAL TECHNOLOGY                                          821,884

UTILITIES - 9.9%

CELLULAR - 4.1%

China Telecom (Hong Kong)         1,272,700               9,354
Ltd. (a)

Nextel Communications, Inc.       152,400                 14,116
Class A (a)

QUALCOMM, Inc. (a)                114,100                 7,573

Sprint Corp. - PCS Group          498,800                 27,683
Series 1 (a)

Vodafone AirTouch PLC             2,985,151               13,676

Vodafone AirTouch PLC             239,000                 10,949
sponsored ADR

VoiceStream Wireless Corp. (a)    238,600                 27,320

                                                          110,671

ELECTRIC UTILITY - 0.5%

AES Corp. (a)                     154,800                 13,506

NRG Energy, Inc.                  87,900                  1,461

                                                          14,967

GAS - 0.9%

Dynegy, Inc. Class A              186,235                 14,363

Enron Corp.                       133,800                 9,751

                                                          24,114

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 4.4%

Allegiance Telecom, Inc. (a)      102,300                $ 5,409

AT&T Corp.                        254,800                 8,838

BellSouth Corp.                   573,900                 26,794

Level 3 Communications, Inc.      86,300                  6,586
(a)

McLeodUSA, Inc. Class A (a)       534,600                 10,692

SBC Communications, Inc.          762,100                 33,294

Sprint Corp. - FON Group          269,900                 16,329

TeraBeam Networks (d)             2,100                   32

WorldCom, Inc. (a)                277,100                 10,426

                                                          118,400

TOTAL UTILITIES                                           268,152

TOTAL COMMON STOCKS                                       2,533,576
(Cost $2,131,803)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

MediaOne Group, Inc.              72,500                  7,141
(Vodafone AirTouch PLC)
$3.63 PIES (Cost $5,695)



CORPORATE BONDS - 1.0%

MOODY'S RATINGS (UNAUDITED)                 PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 1.0%

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

Liberty Media Corp. 3.75%       Baa3        $ 7,390                            7,584
2/15/30 (c)

TECHNOLOGY - 0.5%

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Juniper Networks, Inc. 4.75%    -            17,350                            14,064
3/15/07

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.     B1           4,940                             4,323
5.25% 1/15/10 (c)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED)                 PRINCIPAL AMOUNT (000S)           VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.1%

Level 3 Communications, Inc.    Caa1        $ 3,250                           $ 2,689
6% 3/15/10

TOTAL UTILITIES                                                                7,012

TOTAL CONVERTIBLE BONDS                                                        28,660

NONCONVERTIBLE BONDS - 0.0%

AEROSPACE & DEFENSE - 0.0%

British Aerospace PLC 7.45%     -      GBP   36                                53
11/30/03

TOTAL CORPORATE BONDS                                                          28,713
(Cost $28,808)


CASH EQUIVALENTS - 8.3%

                                             SHARES

Central Cash Collateral Fund,                8,632,300                         8,632
6.54% (b)

Taxable Central Cash Fund,                   215,272,588                       215,273
6.37% (b)

TOTAL CASH EQUIVALENTS                                                         223,905
(Cost $223,905)

TOTAL INVESTMENT PORTFOLIO -                                                   2,793,335
103.1%
(Cost $2,390,211)

NET OTHER ASSETS - (3.1)%                                                       (83,199)

NET ASSETS - 100%                                                            $ 2,710,136


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

CURRENCY ABBREVIATIONS

GBP                          -   British pound

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,907,000 or 0.4% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST (000S)

TeraBeam Networks  4/7/00            $ 32

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $2,400,903,000. Net unrealized appreciation aggregated $392,432,000, of which $481,757,000 related to appreciated investment securities and $89,325,000 related to depreciated investment securities.

At May 31, 2000, the fund had a capital loss carryforward of approximately $25,110,000 of which $13,634,000 and $11,476,000 will expire on November 30, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                            MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 2,793,335
value (cost $2,390,211) -
See accompanying schedule

Cash                                      25

Receivable for investments                23,388
sold

Receivable for fund shares                6,162
sold

Dividends receivable                      1,891

Interest receivable                       1,587

Other receivables                         23

 TOTAL ASSETS                             2,826,411

LIABILITIES

Payable for investments        $ 98,649
purchased

Payable for fund shares         5,740
redeemed

Accrued management fee          1,079

Distribution fees payable       1,465

Other payables and accrued      710
expenses

Collateral on securities        8,632
loaned, at value

 TOTAL LIABILITIES                        116,275

NET ASSETS                               $ 2,710,136

Net Assets consist of:

Paid in capital                          $ 2,364,144

Accumulated net investment                (4,887)
loss

Accumulated undistributed net             (52,219)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               403,098
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 2,710,136

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $18.90
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($181,911
(divided by) 9,623 shares)

Maximum offering price per         $20.05
share (100/94.25 of $18.90)

CLASS T: NET ASSET VALUE and       $18.85
redemption price per share
($1,361,009 (divided by)
72,220 shares)

Maximum offering price per         $19.53
share (100/96.50 of $18.85)

CLASS B: NET ASSET VALUE and       $18.61
offering price per share
($662,431 (divided by)
35,591 shares) A

CLASS C: NET ASSET VALUE and       $18.62
offering price per share
($371,574 (divided by)
19,955 shares) A

INSTITUTIONAL CLASS: NET           $18.97
ASSET VALUE, offering price
and redemption price   per
share ($133,211 (divided by)
7,021 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED MAY 31, 2000
                                        (UNAUDITED)

INVESTMENT INCOME                           $ 8,199
Dividends

Interest                                     4,041

Security lending                             188

 TOTAL INCOME                                12,428

EXPENSES

Management fee                   $ 6,021

Transfer agent fees               2,633

Distribution fees                 8,147

Accounting and security           271
lending fees

Non-interested trustees'          4
compensation

Custodian fees and expenses       62

Registration fees                 292

Audit                             16

Legal                             7

Miscellaneous                     6

 Total expenses before            17,459
reductions

 Expense reductions               (144)      17,315

NET INVESTMENT INCOME (LOSS)                 (4,887)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (16,452)

 Foreign currency transactions    (128)      (16,580)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            35,948

 Assets and liabilities in        (28)       35,920
foreign currencies

NET GAIN (LOSS)                              19,340

NET INCREASE (DECREASE) IN                  $ 14,453
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (4,887)                      $ (1,740)
income (loss)

 Net realized gain (loss)       (16,580)                       (15,532)

 Change in net unrealized       35,920                         250,870
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     14,453                         233,598
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   -                              (228)
From net investment income

 In excess of net investment    -                              (292)
income

 Return of capital              -                              (945)

 TOTAL DISTRIBUTIONS            -                              (1,465)

Share transactions - net        684,915                        1,028,815
increase (decrease)

  TOTAL INCREASE (DECREASE)     699,368                        1,260,948
IN NET ASSETS

NET ASSETS

 Beginning of period            2,010,768                      749,820

 End of period (including      $ 2,710,136                    $ 2,010,768
accumulated net investment
loss of $4,887 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.40                        $ 15.09                   $ 12.47   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)                          .04                       .06       .04

Net realized and  unrealized      .50                            3.32                      2.79      2.46
gain (loss)

Total from investment             .50                            3.36                      2.85      2.50
operations

Less Distributions

From net investment income        -                              (.01)                     (.05)     (.03)

In excess of net investment       -                              (.01)                     -         -
income

From net realized gain            -                              -                         (.18)     -

Return of capital                 -                              (.03)                     -         -

Total distributions               -                              (.05)                     (.23)     (.03)

Net asset value, end of period   $ 18.90                        $ 18.40                   $ 15.09   $ 12.47

TOTAL RETURN B, C                 2.72%                          22.31%                    23.24%    25.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 182                          $ 120                     $ 35      $ 7
millions)

Ratio of expenses to average      1.01% A                        1.04%                     1.12%     1.50% A, F
net assets

Ratio of expenses to average      1.00% A, G                     1.03% G                   1.11% G   1.50% A
net assets after expense
reductions

Ratio of net investment           (.01)% A                       .22%                      .46%      .34% A
income (loss) to average net
assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.37                        $ 15.07                   $ 12.46   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                          .00                       .04       .03

Net realized and unrealized       .50                            3.32                      2.78      2.45
gain (loss)

Total from investment             .48                            3.32                      2.82      2.48
operations

Less Distributions

 From net investment income       -                              (.00)                     (.03)     (.02)

In excess of net investment       -                              (.01)                     -         -
income

From net realized gain            -                              -                         (.18)     -

Return of capital                 -                              (.01)                     -         -

 Total distributions              -                              (.02)                     (.21)     (.02)

Net asset value, end of period   $ 18.85                        $ 18.37                   $ 15.07   $ 12.46

TOTAL RETURN B, C                 2.61%                          22.05%                    23.00%    24.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,361                        $ 999                     $ 400     $ 133
millions)

Ratio of expenses to average      1.24% A                        1.27%                     1.31%     1.59% A
net assets

Ratio of expenses to average      1.23% A, F                     1.25% F                   1.30% F   1.59% A
net assets after expense
reductions

Ratio of net investment           (.24)% A                       .00%                      .27%      .24% A
income (loss) to  average
net assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.19                        $ 14.98                   $ 12.41   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.09)                     (.03)     (.04)

Net realized and  unrealized      .49                            3.30                      2.77      2.46
gain (loss)

Total from investment             .42                            3.21                      2.74      2.42
operations

Less Distributions

From net investment income        -                              -                         -         (.01)

From net realized gain            -                              -                         (.17)     -

Total distributions               -                              -                         (.17)     (.01)

Net asset value, end of period   $ 18.61                        $ 18.19                   $ 14.98   $ 12.41

TOTAL RETURN B, C                 2.31%                          21.43%                    22.39%    24.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 662                          $ 508                     $ 158     $ 29
millions)

Ratio of expenses to average      1.76% A                        1.78%                     1.83%     2.25% A, F
net assets

Ratio of expenses to average      1.75% A, G                     1.76% G                   1.82% G   2.25% A
net assets after expense
reductions

Ratio of net investment           (.76)% A                       (.51)%                    (.25)%    (.42)% A
income (loss) to average net
assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.19                        $ 14.98                   $ 12.45   $ 12.22
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.08)                     (.04)     -

Net realized and  unrealized      .50                            3.29                      2.76      .23
gain (loss)

Total from investment             .43                            3.21                      2.72      .23
operations

Less Distributions

From net investment income        -                              -                         (.01)     -

From net realized gain            -                              -                         (.18)     -

Total distributions               -                              -                         (.19)     -

Net asset value, end of period   $ 18.62                        $ 18.19                   $ 14.98   $ 12.45

TOTAL RETURN B, C                 2.36%                          21.43%                    22.20%    1.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 372                          $ 253                     $ 60      $ 0.4
millions)

Ratio of expenses to average      1.74% A                        1.76%                     1.87%     2.24% A, F
net assets

Ratio of expenses to average      1.73% A, G                     1.75% G                   1.85% G   2.24% A
net assets after expense
reductions

Ratio of net investment           (.74)% A                       (.50)%                    (.27)%    .19% A
income (loss) to  average
net assets

Portfolio turnover                104% A                         55%                       54%       82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.44                        $ 15.10                   $ 12.47  $ 10.00
period

Income from Investment
Operations

Net investment income D           .03                            .09                       .11      .07

Net realized and unrealized       .50                            3.33                      2.79     2.45
gain (loss)

Total from investment             .53                            3.42                      2.90     2.52
operations

Less Distributions

From net investment income        -                              (.01)                     (.09)    (.05)

In excess of net investment       -                              (.02)                     -        -
income

From net realized gain            -                              -                         (.18)    -

Return of capital                 -                              (.05)                     -        -

Total distributions               -                              (.08)                     (.27)    (.05)

Net asset value, end of period   $ 18.97                        $ 18.44                   $ 15.10  $ 12.47

TOTAL RETURN B, C                 2.87%                          22.71%                    23.69%   25.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 133                          $ 131                     $ 97     $ 74
millions)

Ratio of expenses to average      .71% A                         .74%                      .76%     1.19% A
net assets

Ratio of expenses to average      .70% A, F                      .72% F                    .75% F   1.19% A
net assets after expense
reductions

Ratio of net investment           .29% A                         .53%                      .82%     .64% A
income to  average net assets

Portfolio turnover                104% A                         55%                       54%      82% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. For the period ended November 30, 1999, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $32,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,815,252,000 and $1,246,890,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 210,000    $ 1,000

CLASS T    3,168,000    47,000

CLASS B    3,111,000    2,334,000

CLASS C    1,658,000    1,062,000

          $ 8,147,000  $ 3,444,000


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5%

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 593,000    $ 214,000

CLASS T    1,017,000    331,000

CLASS B    741,000      741,000*

CLASS C    95,000       95,000*

          $ 2,446,000  $ 1,381,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 187,000    .22 *

CLASS T                 1,301,000   .21 *

CLASS B                 686,000     .22 *

CLASS C                 333,000     .20 *

INSTITUTIONAL CLASS     126,000     .18 *

                       $ 2,633,000

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $54,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $8,487,000. The fund received cash collateral of $8,632,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $126,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 2,000

CLASS T    15,000

          $ 17,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                             2000                      1999

FROM NET INVESTMENT INCOME

Class A                      $ -                       $ 21

Class T                       -                         122

Institutional Class           -                         85

Total                        $ -                       $ 228

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ -                       $ 28

Class T                       -                         156

Institutional Class           -                         108

Total                        $ -                       $ 292

RETURN OF CAPITAL

Class A                      $ -                       $ 151

Class T                       -                         449

Institutional Class           -                         345

Total                        $ -                       $ 945

Total Distributions          $ -                       $ 1,465

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        5,390                   $ 91,500
                                 4,589

Reinvestment of distributions    -                         11                       -

Shares redeemed                  (1,485)                   (1,176)                  (29,699)

Net increase (decrease)          3,104                     4,225                   $ 61,801

CLASS T Shares sold              27,234                    38,799                  $ 541,255

Reinvestment of distributions    -                         41                       -

Shares redeemed                  (9,385)                   (11,041)                 (185,856)

Net increase (decrease)          17,849                    27,799                  $ 355,399

CLASS B Shares sold              10,588                    19,885                  $ 207,373

Shares redeemed                  (2,915)                   (2,529)                  (57,253)

Net increase (decrease)          7,673                     17,356                  $ 150,120

CLASS C Shares sold              7,921                     11,186                  $ 155,815

Shares redeemed                  (1,899)                   (1,236)                  (37,072)

Net increase (decrease)          6,022                     9,950                   $ 118,743

INSTITUTIONAL CLASS Shares       1,283                     2,418                   $ 25,669
sold

Reinvestment of distributions    -                         26                       -

Shares redeemed                  (1,370)                   (1,763)                  (26,817)

Net increase (decrease)          (87)                      681                     $ (1,148)



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 92,591


Reinvestment of distributions    176

Shares redeemed                  (20,333)

Net increase (decrease)         $ 72,434

CLASS T Shares sold             $ 667,872

Reinvestment of distributions    684

Shares redeemed                  (190,532)

Net increase (decrease)         $ 478,024

CLASS B Shares sold             $ 340,104

Shares redeemed                  (43,498)

Net increase (decrease)         $ 296,606

CLASS C Shares sold             $ 191,357

Shares redeemed                  (21,381)

Net increase (decrease)         $ 169,976

INSTITUTIONAL CLASS Shares      $ 41,605
sold

Reinvestment of distributions    422

Shares redeemed                  (30,252)

Net increase (decrease)         $ 11,775






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Beth F. Terrana, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AGAII-SANN-0700  106156
1.704641.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
BALANCED FUND -
CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     12  The managers' review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            16  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   17  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          46  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         55  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  64  The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A     -1.51%         -2.09%       65.27%        187.17%

FIDELITY ADV BALANCED - CL A     -7.18%         -7.72%       55.76%        170.65%
(INCL. 5.75% SALES CHARGE)

Fidelity Balanced 60/40          2.47%          7.36%        115.86%       260.76%
Composite

 S&P 500 (registered trademark)  2.90%          10.48%       190.44%       398.93%

 LB Aggregate Bond               1.38%          2.11%        33.62%        111.28%

Balanced Funds Average           2.78%          5.39%        89.23%        205.16%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index and the Lehman Brothers Aggregate Bond Index. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 476 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A   -2.09%       10.57%        11.13%

FIDELITY ADV BALANCED - CL A   -7.72%       9.27%         10.47%
(INCL. 5.75% SALES CHARGE)

Fidelity Balanced 60/40        7.36%        16.64%        13.69%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL A           Fid Balanced 60/40 Comp
LB Aggregate Bond           S&P 500
             00249                       F0021
LB001                       SP001
  1990/05/31       9425.00                    10000.00
   10000.00                    10000.00
  1990/06/30       9464.98                    10023.60
   10161.00                     9932.00
  1990/07/31       9440.59                    10059.68
   10301.22                     9900.22
  1990/08/31       8863.26                     9460.13
   10163.19                     9005.24
  1990/09/30       8658.69                     9215.11
   10247.54                     8566.68
  1990/10/31       8576.30                     9238.15
   10377.68                     8529.85
  1990/11/30       8963.51                     9675.67
   10600.80                     9080.87
  1990/12/31       9237.44                     9898.01
   10766.18                     9334.23
  1991/01/31       9714.37                    10206.04
   10899.68                     9741.20
  1991/02/28      10283.35                    10678.58
   10992.32                    10437.70
  1991/03/31      10544.53                    10863.11
   11068.17                    10690.29
  1991/04/30      10747.31                    10925.68
   11187.71                    10715.95
  1991/05/31      11195.12                    11234.22
   11252.60                    11178.88
  1991/06/30      10965.67                    10923.25
   11246.97                    10666.88
  1991/07/31      11434.65                    11289.40
   11403.30                    11163.96
  1991/08/31      11724.57                    11547.48
   11649.61                    11428.55
  1991/09/30      11810.89                    11525.54
   11886.10                    11237.69
  1991/10/31      12154.98                    11669.38
   12018.04                    11388.28
  1991/11/30      11871.11                    11430.15
   12128.60                    10929.33
  1991/12/31      12422.65                    12350.51
   12488.82                    12179.64
  1992/01/31      12504.38                    12145.49
   12318.97                    11953.10
  1992/02/29      12767.72                    12271.81
   12399.05                    12108.49
  1992/03/31      12722.40                    12100.74
   12329.61                    11872.38
  1992/04/30      12823.15                    12349.04
   12418.39                    12221.42
  1992/05/31      13079.61                    12478.71
   12653.09                    12281.31
  1992/06/30      12960.68                    12436.03
   12827.71                    12098.32
  1992/07/31      13339.16                    12842.69
   13089.39                    12593.14
  1992/08/31      13339.16                    12736.61
   13221.59                    12334.98
  1992/09/30      13449.52                    12887.41
   13378.93                    12480.53
  1992/10/31      13403.01                    12845.91
   13200.99                    12524.21
  1992/11/30      13486.73                    13109.77
   13203.63                    12951.29
  1992/12/31      13565.48                    13289.90
   13413.57                    13110.59
  1993/01/31      13821.43                    13458.94
   13671.11                    13220.72
  1993/02/28      14116.76                    13662.98
   13910.35                    13400.52
  1993/03/31      14649.57                    13858.91
   13968.78                    13683.27
  1993/04/30      15066.43                    13696.48
   14066.56                    13352.14
  1993/05/31      15354.26                    13923.84
   14084.85                    13709.97
  1993/06/30      15255.40                    14048.88
   14339.78                    13749.73
  1993/07/31      15415.45                    14047.19
   14421.52                    13694.73
  1993/08/31      15975.65                    14464.96
   14673.90                    14213.77
  1993/09/30      15826.29                    14413.75
   14713.51                    14104.32
  1993/10/31      16037.98                    14614.10
   14767.95                    14396.28
  1993/11/30      15826.29                    14481.11
   14642.43                    14259.51
  1993/12/31      16231.79                    14617.53
   14721.50                    14432.05
  1994/01/31      16682.96                    14994.66
   14920.24                    14922.74
  1994/02/28      16389.17                    14646.48
   14660.62                    14518.34
  1994/03/31      15734.63                    14118.62
   14298.51                    13885.34
  1994/04/30      15607.74                    14181.87
   14184.12                    14063.07
  1994/05/31      15671.18                    14320.86
   14182.70                    14293.70
  1994/06/30      15373.77                    14097.74
   14151.50                    13943.51
  1994/07/31      15671.05                    14487.40
   14433.11                    14400.86
  1994/08/31      15862.16                    14850.74
   14450.43                    14991.29
  1994/09/30      15756.16                    14545.11
   14238.01                    14624.00
  1994/10/31      15607.22                    14736.24
   14225.20                    14953.04
  1994/11/30      15394.44                    14401.25
   14193.90                    14408.45
  1994/12/31      15405.08                    14569.14
   14291.84                    14622.13
  1995/01/31      15362.17                    14911.20
   14574.82                    15001.28
  1995/02/28      15630.37                    15401.81
   14921.70                    15585.88
  1995/03/31      15890.06                    15712.09
   15012.72                    16045.82
  1995/04/30      16063.13                    16077.71
   15222.90                    16518.37
  1995/05/31      16376.82                    16712.17
   15812.03                    17178.61
  1995/06/30      16573.43                    16993.90
   15927.45                    17577.67
  1995/07/31      16824.22                    17317.06
   15892.41                    18160.55
  1995/08/31      16867.83                    17426.95
   16084.71                    18206.13
  1995/09/30      17030.79                    17935.82
   16240.73                    18974.43
  1995/10/31      16832.76                    17990.67
   16451.86                    18906.69
  1995/11/30      17305.84                    18572.49
   16698.64                    19736.69
  1995/12/31      17571.35                    18891.12
   16932.42                    20116.82
  1996/01/31      17727.93                    19326.82
   17044.18                    20801.60
  1996/02/29      17437.13                    19299.80
   16747.61                    20994.43
  1996/03/31      17303.72                    19357.28
   16630.37                    21196.61
  1996/04/30      17281.19                    19485.11
   16537.24                    21509.04
  1996/05/31      17371.31                    19771.04
   16504.17                    22063.76
  1996/06/30      17473.18                    19922.21
   16725.32                    22147.83
  1996/07/31      17109.63                    19415.62
   16770.48                    21169.33
  1996/08/31      17245.96                    19648.11
   16741.97                    21615.80
  1996/09/30      17917.90                    20448.34
   17033.28                    22832.33
  1996/10/31      18387.91                    20968.30
   17411.42                    23462.05
  1996/11/30      19373.80                    22062.71
   17709.16                    25235.54
  1996/12/31      19030.73                    21718.40
   17544.46                    24735.63
  1997/01/31      19682.15                    22559.51
   17598.85                    26281.11
  1997/02/28      19984.59                    22688.19
   17642.85                    26487.15
  1997/03/31      19293.04                    22028.10
   17447.01                    25398.80
  1997/04/30      20090.08                    22949.32
   17708.72                    26915.11
  1997/05/31      20898.84                    23874.82
   17876.95                    28553.70
  1997/06/30      21695.05                    24630.22
   18089.69                    29832.90
  1997/07/31      22862.34                    26072.12
   18578.11                    32206.71
  1997/08/31      21848.33                    25107.14
   18420.19                    30402.49
  1997/09/30      22733.23                    26080.84
   18692.81                    32067.63
  1997/10/31      22246.77                    25709.45
   18963.86                    30996.57
  1997/11/30      22780.69                    26470.81
   19051.09                    32431.40
  1997/12/31      23236.04                    26850.46
   19243.51                    32988.25
  1998/01/31      23453.44                    27166.11
   19489.82                    33353.10
  1998/02/28      24323.03                    28332.95
   19474.23                    35758.53
  1998/03/31      25169.84                    29242.04
   19540.45                    37589.72
  1998/04/30      25337.29                    29479.37
   19642.06                    37967.87
  1998/05/31      25298.65                    29287.34
   19828.66                    37315.21
  1998/06/30      25855.76                    30100.51
   19996.87                    38830.95
  1998/07/31      25803.87                    29933.72
   20039.30                    38417.40
  1998/08/31      23118.40                    27531.92
   20365.47                    32863.01
  1998/09/30      24338.80                    28847.96
   20842.26                    34968.22
  1998/10/31      25148.79                    30194.98
   20732.30                    37812.53
  1998/11/30      26011.03                    31361.45
   20849.72                    40104.35
  1998/12/31      26849.20                    32483.40
   20912.41                    42415.16
  1999/01/31      27166.03                    33391.28
   21061.79                    44188.96
  1999/02/28      26660.28                    32535.40
   20694.05                    42815.57
  1999/03/31      27367.60                    33388.65
   20808.87                    44528.62
  1999/04/30      28341.89                    34206.87
   20874.83                    46253.21
  1999/05/31      27643.89                    33601.89
   20691.13                    45161.18
  1999/06/30      28244.75                    34677.91
   20625.05                    47667.62
  1999/07/31      27585.51                    33970.06
   20538.43                    46179.44
  1999/08/31      27248.56                    33862.27
   20527.99                    45950.85
  1999/09/30      26744.21                    33462.55
   20766.21                    44691.34
  1999/10/31      27481.37                    34782.44
   20842.82                    47519.41
  1999/11/30      27481.37                    35205.75
   20841.37                    48485.47
  1999/12/31      28134.64                    36382.02
   20740.88                    51341.27
  2000/01/31      27252.51                    35237.71
   20673.03                    48761.88
  2000/02/29      26787.45                    35007.92
   20923.01                    47838.82
  2000/03/31      28251.56                    37247.17
   21198.47                    52518.89
  2000/04/30      27549.18                    36532.20
   21137.98                    50938.60
  2000/05/31      27065.31                    36075.70
   21128.28                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000622 092305 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on May 31, 1990, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $27,065
- a 170.65% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $49,893 - a 398.93% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,128 - a 111.28% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $36,076 - a 260.76% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T   -1.63%         -2.36%       64.91%        186.54%

FIDELITY ADV BALANCED - CL T   -5.07%         -5.77%       59.14%        176.51%
(INCL. 3.50% SALES CHARGE)

Fidelity Balanced 60/40        2.47%          7.36%        115.86%       260.76%
Composite

 S&P 500                       2.90%          10.48%       190.44%       398.93%

 LB Aggregate Bond             1.38%          2.11%        33.62%        111.28%

Balanced Funds Average         2.78%          5.39%        89.23%        205.16%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 476 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T   -2.36%       10.52%        11.10%

FIDELITY ADV BALANCED - CL T   -5.77%       9.74%         10.71%
(INCL. 3.50% SALES CHARGE)

Fidelity Balanced 60/40        7.36%        16.64%        13.69%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL T           Fid Balanced 60/40 Comp
S&P 500                     LB Aggregate Bond
             00170                       F0021
SP001                       LB001
  1990/05/31       9650.00                    10000.00
   10000.00                    10000.00
  1990/06/30       9690.94                    10023.60
    9932.00                    10161.00
  1990/07/31       9665.96                    10059.68
    9900.22                    10301.22
  1990/08/31       9074.85                     9460.13
    9005.24                    10163.19
  1990/09/30       8865.39                     9215.11
    8566.68                    10247.54
  1990/10/31       8781.04                     9238.15
    8529.85                    10377.68
  1990/11/30       9177.49                     9675.67
    9080.87                    10600.80
  1990/12/31       9457.96                     9898.01
    9334.23                    10766.18
  1991/01/31       9946.28                    10206.04
    9741.20                    10899.68
  1991/02/28      10528.84                    10678.58
   10437.70                    10992.32
  1991/03/31      10796.26                    10863.11
   10690.29                    11068.17
  1991/04/30      11003.88                    10925.68
   10715.95                    11187.71
  1991/05/31      11462.38                    11234.22
   11178.88                    11252.60
  1991/06/30      11227.45                    10923.25
   10666.88                    11246.97
  1991/07/31      11707.63                    11289.40
   11163.96                    11403.30
  1991/08/31      12004.46                    11547.48
   11428.55                    11649.61
  1991/09/30      12092.85                    11525.54
   11237.69                    11886.10
  1991/10/31      12445.15                    11669.38
   11388.28                    12018.04
  1991/11/30      12154.50                    11430.15
   10929.33                    12128.60
  1991/12/31      12719.21                    12350.51
   12179.64                    12488.82
  1992/01/31      12802.89                    12145.49
   11953.10                    12318.97
  1992/02/29      13072.52                    12271.81
   12108.49                    12399.05
  1992/03/31      13026.11                    12100.74
   11872.38                    12329.61
  1992/04/30      13129.27                    12349.04
   12221.42                    12418.39
  1992/05/31      13391.86                    12478.71
   12281.31                    12653.09
  1992/06/30      13270.09                    12436.03
   12098.32                    12827.71
  1992/07/31      13657.61                    12842.69
   12593.14                    13089.39
  1992/08/31      13657.61                    12736.61
   12334.98                    13221.59
  1992/09/30      13770.60                    12887.41
   12480.53                    13378.93
  1992/10/31      13722.98                    12845.91
   12524.21                    13200.99
  1992/11/30      13808.69                    13109.77
   12951.29                    13203.63
  1992/12/31      13889.32                    13289.90
   13110.59                    13413.57
  1993/01/31      14151.39                    13458.94
   13220.72                    13671.11
  1993/02/28      14453.77                    13662.98
   13400.52                    13910.35
  1993/03/31      14999.29                    13858.91
   13683.27                    13968.78
  1993/04/30      15426.10                    13696.48
   13352.14                    14066.56
  1993/05/31      15720.80                    13923.84
   13709.97                    14084.85
  1993/06/30      15619.58                    14048.88
   13749.73                    14339.78
  1993/07/31      15783.46                    14047.19
   13694.73                    14421.52
  1993/08/31      16357.03                    14464.96
   14213.77                    14673.90
  1993/09/30      16204.11                    14413.75
   14104.32                    14713.51
  1993/10/31      16420.85                    14614.10
   14396.28                    14767.95
  1993/11/30      16204.11                    14481.11
   14259.51                    14642.43
  1993/12/31      16619.28                    14617.53
   14432.05                    14721.50
  1994/01/31      17081.23                    14994.66
   14922.74                    14920.24
  1994/02/28      16780.43                    14646.48
   14518.34                    14660.62
  1994/03/31      16110.26                    14118.62
   13885.34                    14298.51
  1994/04/30      15980.33                    14181.87
   14063.07                    14184.12
  1994/05/31      16045.30                    14320.86
   14293.70                    14182.70
  1994/06/30      15740.78                    14097.74
   13943.51                    14151.50
  1994/07/31      16045.16                    14487.40
   14400.86                    14433.11
  1994/08/31      16240.84                    14850.74
   14991.29                    14450.43
  1994/09/30      16132.31                    14545.11
   14624.00                    14238.01
  1994/10/31      15979.81                    14736.24
   14953.04                    14225.20
  1994/11/30      15761.95                    14401.25
   14408.45                    14193.90
  1994/12/31      15772.84                    14569.14
   14622.13                    14291.84
  1995/01/31      15728.91                    14911.20
   15001.28                    14574.82
  1995/02/28      16003.50                    15401.81
   15585.88                    14921.70
  1995/03/31      16269.40                    15712.09
   16045.82                    15012.72
  1995/04/30      16446.60                    16077.71
   16518.37                    15222.90
  1995/05/31      16767.78                    16712.17
   17178.61                    15812.03
  1995/06/30      16969.09                    16993.90
   17577.67                    15927.45
  1995/07/31      17225.85                    17317.06
   18160.55                    15892.41
  1995/08/31      17270.51                    17426.95
   18206.13                    16084.71
  1995/09/30      17437.36                    17935.82
   18974.43                    16240.73
  1995/10/31      17234.60                    17990.67
   18906.69                    16451.86
  1995/11/30      17718.98                    18572.49
   19736.69                    16698.64
  1995/12/31      17990.82                    18891.12
   20116.82                    16932.42
  1996/01/31      18151.15                    19326.82
   20801.60                    17044.18
  1996/02/29      17853.40                    19299.80
   20994.43                    16747.61
  1996/03/31      17716.80                    19357.28
   21196.61                    16630.37
  1996/04/30      17693.73                    19485.11
   21509.04                    16537.24
  1996/05/31      17786.01                    19771.04
   22063.76                    16504.17
  1996/06/30      17890.31                    19922.21
   22147.83                    16725.32
  1996/07/31      17518.08                    19415.62
   21169.33                    16770.48
  1996/08/31      17657.66                    19648.11
   21615.80                    16741.97
  1996/09/30      18345.31                    20448.34
   22832.33                    17033.28
  1996/10/31      18837.65                    20968.30
   23462.05                    17411.42
  1996/11/30      19845.76                    22062.71
   25235.54                    17709.16
  1996/12/31      19506.75                    21718.40
   24735.63                    17544.46
  1997/01/31      20173.65                    22559.51
   26281.11                    17598.85
  1997/02/28      20483.28                    22688.19
   26487.15                    17642.85
  1997/03/31      19774.89                    22028.10
   25398.80                    17447.01
  1997/04/30      20603.34                    22949.32
   26915.11                    17708.72
  1997/05/31      21431.80                    23874.82
   28553.70                    17876.95
  1997/06/30      22259.40                    24630.22
   29832.90                    18089.69
  1997/07/31      23467.84                    26072.12
   32206.71                    18578.11
  1997/08/31      22428.58                    25107.14
   30402.49                    18420.19
  1997/09/30      23347.73                    26080.84
   32067.63                    18692.81
  1997/10/31      22861.07                    25709.45
   30996.57                    18963.86
  1997/11/30      23396.40                    26470.81
   32431.40                    19051.09
  1997/12/31      23863.34                    26850.46
   32988.25                    19243.51
  1998/01/31      24086.24                    27166.11
   33353.10                    19489.82
  1998/02/28      24964.72                    28332.95
   35758.53                    19474.23
  1998/03/31      25845.95                    29242.04
   37589.72                    19540.45
  1998/04/30      26017.55                    29479.37
   37967.87                    19642.06
  1998/05/31      25977.95                    29287.34
   37315.21                    19828.66
  1998/06/30      26535.42                    30100.51
   38830.95                    19996.87
  1998/07/31      26482.27                    29933.72
   38417.40                    20039.30
  1998/08/31      23731.73                    27531.92
   32863.01                    20365.47
  1998/09/30      24981.62                    28847.96
   34968.22                    20842.26
  1998/10/31      25810.78                    30194.98
   37812.53                    20732.30
  1998/11/30      26693.43                    31361.45
   40104.35                    20849.72
  1998/12/31      27550.84                    32483.40
   42415.16                    20912.41
  1999/01/31      27874.90                    33391.28
   44188.96                    21061.79
  1999/02/28      27342.83                    32535.40
   42815.57                    20694.05
  1999/03/31      28036.54                    33388.65
   44528.62                    20808.87
  1999/04/30      29017.67                    34206.87
   46253.21                    20874.83
  1999/05/31      28318.99                    33601.89
   45161.18                    20691.13
  1999/06/30      28932.98                    34677.91
   47667.62                    20625.05
  1999/07/31      28244.45                    33970.06
   46179.44                    20538.43
  1999/08/31      27900.19                    33862.27
   45950.85                    20527.99
  1999/09/30      27370.46                    33462.55
   44691.34                    20766.21
  1999/10/31      28123.23                    34782.44
   47519.41                    20842.82
  1999/11/30      28108.17                    35205.75
   48485.47                    20841.37
  1999/12/31      28790.04                    36382.02
   51341.27                    20740.88
  2000/01/31      27858.24                    35237.71
   48761.88                    20673.03
  2000/02/29      27383.65                    35007.92
   47838.82                    20923.01
  2000/03/31      28877.16                    37247.17
   52518.89                    21198.47
  2000/04/30      28144.88                    36532.20
   50938.60                    21137.98
  2000/05/31      27651.39                    36075.70
   49893.34                    21128.28
IMATRL PRASUN   SHR__CHT 20000531 20000622 092849 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on May 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $27,651
- a 176.51% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $49,893 - a 398.93% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,128 - a 111.28% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $36,076 - a 260.76% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past six month, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B   -1.86%         -2.80%       61.49%        180.60%

FIDELITY ADV BALANCED - CL B   -6.51%         -7.36%       59.49%        180.60%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced 60/40        2.47%          7.36%        115.86%       260.76%
Composite

 S&P 500                       2.90%          10.48%       190.44%       398.93%

 LB Aggregate Bond             1.38%          2.11%        33.62%        111.28%

Balanced Funds Average         2.78%          5.39%        89.23%        205.16%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 476 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B   -2.80%       10.06%        10.87%

FIDELITY ADV BALANCED - CL B   -7.36%       9.79%         10.87%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced 60/40        7.36%        16.64%        13.69%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL B           Fid Balanced 60/40 Comp
S&P 500                     LB Aggregate Bond
             00241                       F0021
SP001                       LB001
  1990/05/31      10000.00                    10000.00
   10000.00                    10000.00
  1990/06/30      10042.42                    10023.60
    9932.00                    10161.00
  1990/07/31      10016.54                    10059.68
    9900.22                    10301.22
  1990/08/31       9403.99                     9460.13
    9005.24                    10163.19
  1990/09/30       9186.93                     9215.11
    8566.68                    10247.54
  1990/10/31       9099.52                     9238.15
    8529.85                    10377.68
  1990/11/30       9510.36                     9675.67
    9080.87                    10600.80
  1990/12/31       9801.00                     9898.01
    9334.23                    10766.18
  1991/01/31      10307.03                    10206.04
    9741.20                    10899.68
  1991/02/28      10910.71                    10678.58
   10437.70                    10992.32
  1991/03/31      11187.83                    10863.11
   10690.29                    11068.17
  1991/04/30      11402.98                    10925.68
   10715.95                    11187.71
  1991/05/31      11878.11                    11234.22
   11178.88                    11252.60
  1991/06/30      11634.66                    10923.25
   10666.88                    11246.97
  1991/07/31      12132.26                    11289.40
   11163.96                    11403.30
  1991/08/31      12439.86                    11547.48
   11428.55                    11649.61
  1991/09/30      12531.45                    11525.54
   11237.69                    11886.10
  1991/10/31      12896.53                    11669.38
   11388.28                    12018.04
  1991/11/30      12595.34                    11430.15
   10929.33                    12128.60
  1991/12/31      13180.53                    12350.51
   12179.64                    12488.82
  1992/01/31      13267.24                    12145.49
   11953.10                    12318.97
  1992/02/29      13546.65                    12271.81
   12108.49                    12399.05
  1992/03/31      13498.56                    12100.74
   11872.38                    12329.61
  1992/04/30      13605.46                    12349.04
   12221.42                    12418.39
  1992/05/31      13877.57                    12478.71
   12281.31                    12653.09
  1992/06/30      13751.39                    12436.03
   12098.32                    12827.71
  1992/07/31      14152.96                    12842.69
   12593.14                    13089.39
  1992/08/31      14152.96                    12736.61
   12334.98                    13221.59
  1992/09/30      14270.05                    12887.41
   12480.53                    13378.93
  1992/10/31      14220.70                    12845.91
   12524.21                    13200.99
  1992/11/30      14309.52                    13109.77
   12951.29                    13203.63
  1992/12/31      14393.08                    13289.90
   13110.59                    13413.57
  1993/01/31      14664.65                    13458.94
   13220.72                    13671.11
  1993/02/28      14978.00                    13662.98
   13400.52                    13910.35
  1993/03/31      15543.31                    13858.91
   13683.27                    13968.78
  1993/04/30      15985.60                    13696.48
   13352.14                    14066.56
  1993/05/31      16290.99                    13923.84
   13709.97                    14084.85
  1993/06/30      16186.10                    14048.88
   13749.73                    14339.78
  1993/07/31      16355.92                    14047.19
   13694.73                    14421.52
  1993/08/31      16950.29                    14464.96
   14213.77                    14673.90
  1993/09/30      16791.82                    14413.75
   14104.32                    14713.51
  1993/10/31      17016.42                    14614.10
   14396.28                    14767.95
  1993/11/30      16791.82                    14481.11
   14259.51                    14642.43
  1993/12/31      17222.05                    14617.53
   14432.05                    14721.50
  1994/01/31      17700.75                    14994.66
   14922.74                    14920.24
  1994/02/28      17389.04                    14646.48
   14518.34                    14660.62
  1994/03/31      16694.57                    14118.62
   13885.34                    14298.51
  1994/04/30      16559.93                    14181.87
   14063.07                    14184.12
  1994/05/31      16627.25                    14320.86
   14293.70                    14182.70
  1994/06/30      16311.69                    14097.74
   13943.51                    14151.50
  1994/07/31      16627.11                    14487.40
   14400.86                    14433.11
  1994/08/31      16829.88                    14850.74
   14991.29                    14450.43
  1994/09/30      16717.42                    14545.11
   14624.00                    14238.01
  1994/10/31      16559.39                    14736.24
   14953.04                    14225.20
  1994/11/30      16333.63                    14401.25
   14408.45                    14193.90
  1994/12/31      16344.91                    14569.14
   14622.13                    14291.84
  1995/01/31      16299.39                    14911.20
   15001.28                    14574.82
  1995/02/28      16583.94                    15401.81
   15585.88                    14921.70
  1995/03/31      16859.48                    15712.09
   16045.82                    15012.72
  1995/04/30      17043.11                    16077.71
   16518.37                    15222.90
  1995/05/31      17375.94                    16712.17
   17178.61                    15812.03
  1995/06/30      17584.54                    16993.90
   17577.67                    15927.45
  1995/07/31      17850.63                    17317.06
   18160.55                    15892.41
  1995/08/31      17896.90                    17426.95
   18206.13                    16084.71
  1995/09/30      18069.81                    17935.82
   18974.43                    16240.73
  1995/10/31      17859.69                    17990.67
   18906.69                    16451.86
  1995/11/30      18361.63                    18572.49
   19736.69                    16698.64
  1995/12/31      18643.34                    18891.12
   20116.82                    16932.42
  1996/01/31      18809.48                    19326.82
   20801.60                    17044.18
  1996/02/29      18500.93                    19299.80
   20994.43                    16747.61
  1996/03/31      18359.38                    19357.28
   21196.61                    16630.37
  1996/04/30      18335.48                    19485.11
   21509.04                    16537.24
  1996/05/31      18431.10                    19771.04
   22063.76                    16504.17
  1996/06/30      18539.18                    19922.21
   22147.83                    16725.32
  1996/07/31      18153.45                    19415.62
   21169.33                    16770.48
  1996/08/31      18298.10                    19648.11
   21615.80                    16741.97
  1996/09/30      19010.69                    20448.34
   22832.33                    17033.28
  1996/10/31      19520.88                    20968.30
   23462.05                    17411.42
  1996/11/30      20565.56                    22062.71
   25235.54                    17709.16
  1996/12/31      20214.25                    21718.40
   24735.63                    17544.46
  1997/01/31      20906.18                    22559.51
   26281.11                    17598.85
  1997/02/28      21202.72                    22688.19
   26487.15                    17642.85
  1997/03/31      20468.59                    22028.10
   25398.80                    17447.01
  1997/04/30      21302.26                    22949.32
   26915.11                    17708.72
  1997/05/31      22148.38                    23874.82
   28553.70                    17876.95
  1997/06/30      22981.25                    24630.22
   29832.90                    18089.69
  1997/07/31      24219.76                    26072.12
   32206.71                    18578.11
  1997/08/31      23131.37                    25107.14
   30402.49                    18420.19
  1997/09/30      24045.14                    26080.84
   32067.63                    18692.81
  1997/10/31      23529.53                    25709.45
   30996.57                    18963.86
  1997/11/30      24070.29                    26470.81
   32431.40                    19051.09
  1997/12/31      24539.61                    26850.46
   32988.25                    19243.51
  1998/01/31      24756.06                    27166.11
   33353.10                    19489.82
  1998/02/28      25662.43                    28332.95
   35758.53                    19474.23
  1998/03/31      26543.85                    29242.04
   37589.72                    19540.45
  1998/04/30      26707.03                    29479.37
   37967.87                    19642.06
  1998/05/31      26652.64                    29287.34
   37315.21                    19828.66
  1998/06/30      27226.44                    30100.51
   38830.95                    19996.87
  1998/07/31      27158.07                    29933.72
   38417.40                    20039.30
  1998/08/31      24313.72                    27531.92
   32863.01                    20365.47
  1998/09/30      25586.21                    28847.96
   34968.22                    20842.26
  1998/10/31      26411.13                    30194.98
   37812.53                    20732.30
  1998/11/30      27304.79                    31361.45
   40104.35                    20849.72
  1998/12/31      28170.66                    32483.40
   42415.16                    20912.41
  1999/01/31      28488.43                    33391.28
   44188.96                    21061.79
  1999/02/28      27956.93                    32535.40
   42815.57                    20694.05
  1999/03/31      28608.98                    33388.65
   44528.62                    20808.87
  1999/04/30      29600.75                    34206.87
   46253.21                    20874.83
  1999/05/31      28868.36                    33601.89
   45161.18                    20691.13
  1999/06/30      29482.44                    34677.91
   47667.62                    20625.05
  1999/07/31      28776.46                    33970.06
   46179.44                    20538.43
  1999/08/31      28408.12                    33862.27
   45950.85                    20527.99
  1999/09/30      27850.60                    33462.55
   44691.34                    20766.21
  1999/10/31      28606.24                    34782.44
   47519.41                    20842.82
  1999/11/30      28590.81                    35205.75
   48485.47                    20841.37
  1999/12/31      29257.13                    36382.02
   51341.27                    20740.88
  2000/01/31      28320.11                    35237.71
   48761.88                    20673.03
  2000/02/29      27818.44                    35007.92
   47838.82                    20923.01
  2000/03/31      29312.03                    37247.17
   52518.89                    21198.47
  2000/04/30      28564.19                    36532.20
   50938.60                    21137.98
  2000/05/31      28060.21                    36075.70
   49893.34                    21128.28
IMATRL PRASUN   SHR__CHT 20000531 20000622 094554 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $28,060 - a 180.60% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $49,893 - a 398.93% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,128 - a 111.28% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $36,076 - a 260.76% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FIDELITY ADVISOR BALANCED FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between December 31, 1996 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C   -1.91%         -2.86%       61.26%        180.20%

FIDELITY ADV BALANCED - CL C   -2.84%         -3.77%       61.26%        180.20%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced 60/40        2.47%          7.36%        115.86%       260.76%
Composite

 S&P 500                       2.90%          10.48%       190.44%       398.93%

 LB Aggregate Bond             1.38%          2.11%        33.62%        111.28%

Balanced Funds Average         2.78%          5.39%        89.23%        205.16%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class C's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 476 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C   -2.86%       10.03%        10.85%

FIDELITY ADV BALANCED - CL C   -3.77%       10.03%        10.85%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced 60/40        7.36%        16.64%        13.69%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL C           Fid Balanced 60/40 Comp
LB Aggregate Bond           S&P 500
             00478                       F0021
LB001                       SP001
  1990/05/31      10000.00                    10000.00
   10000.00                    10000.00
  1990/06/30      10042.42                    10023.60
   10161.00                     9932.00
  1990/07/31      10016.54                    10059.68
   10301.22                     9900.22
  1990/08/31       9403.99                     9460.13
   10163.19                     9005.24
  1990/09/30       9186.93                     9215.11
   10247.54                     8566.68
  1990/10/31       9099.52                     9238.15
   10377.68                     8529.85
  1990/11/30       9510.36                     9675.67
   10600.80                     9080.87
  1990/12/31       9801.00                     9898.01
   10766.18                     9334.23
  1991/01/31      10307.03                    10206.04
   10899.68                     9741.20
  1991/02/28      10910.71                    10678.58
   10992.32                    10437.70
  1991/03/31      11187.83                    10863.11
   11068.17                    10690.29
  1991/04/30      11402.98                    10925.68
   11187.71                    10715.95
  1991/05/31      11878.11                    11234.22
   11252.60                    11178.88
  1991/06/30      11634.66                    10923.25
   11246.97                    10666.88
  1991/07/31      12132.26                    11289.40
   11403.30                    11163.96
  1991/08/31      12439.86                    11547.48
   11649.61                    11428.55
  1991/09/30      12531.45                    11525.54
   11886.10                    11237.69
  1991/10/31      12896.53                    11669.38
   12018.04                    11388.28
  1991/11/30      12595.34                    11430.15
   12128.60                    10929.33
  1991/12/31      13180.53                    12350.51
   12488.82                    12179.64
  1992/01/31      13267.24                    12145.49
   12318.97                    11953.10
  1992/02/29      13546.65                    12271.81
   12399.05                    12108.49
  1992/03/31      13498.56                    12100.74
   12329.61                    11872.38
  1992/04/30      13605.46                    12349.04
   12418.39                    12221.42
  1992/05/31      13877.57                    12478.71
   12653.09                    12281.31
  1992/06/30      13751.39                    12436.03
   12827.71                    12098.32
  1992/07/31      14152.96                    12842.69
   13089.39                    12593.14
  1992/08/31      14152.96                    12736.61
   13221.59                    12334.98
  1992/09/30      14270.05                    12887.41
   13378.93                    12480.53
  1992/10/31      14220.70                    12845.91
   13200.99                    12524.21
  1992/11/30      14309.52                    13109.77
   13203.63                    12951.29
  1992/12/31      14393.08                    13289.90
   13413.57                    13110.59
  1993/01/31      14664.65                    13458.94
   13671.11                    13220.72
  1993/02/28      14978.00                    13662.98
   13910.35                    13400.52
  1993/03/31      15543.31                    13858.91
   13968.78                    13683.27
  1993/04/30      15985.60                    13696.48
   14066.56                    13352.14
  1993/05/31      16290.99                    13923.84
   14084.85                    13709.97
  1993/06/30      16186.10                    14048.88
   14339.78                    13749.73
  1993/07/31      16355.92                    14047.19
   14421.52                    13694.73
  1993/08/31      16950.29                    14464.96
   14673.90                    14213.77
  1993/09/30      16791.82                    14413.75
   14713.51                    14104.32
  1993/10/31      17016.42                    14614.10
   14767.95                    14396.28
  1993/11/30      16791.82                    14481.11
   14642.43                    14259.51
  1993/12/31      17222.05                    14617.53
   14721.50                    14432.05
  1994/01/31      17700.75                    14994.66
   14920.24                    14922.74
  1994/02/28      17389.04                    14646.48
   14660.62                    14518.34
  1994/03/31      16694.57                    14118.62
   14298.51                    13885.34
  1994/04/30      16559.93                    14181.87
   14184.12                    14063.07
  1994/05/31      16627.25                    14320.86
   14182.70                    14293.70
  1994/06/30      16311.69                    14097.74
   14151.50                    13943.51
  1994/07/31      16627.11                    14487.40
   14433.11                    14400.86
  1994/08/31      16829.88                    14850.74
   14450.43                    14991.29
  1994/09/30      16717.42                    14545.11
   14238.01                    14624.00
  1994/10/31      16559.39                    14736.24
   14225.20                    14953.04
  1994/11/30      16333.63                    14401.25
   14193.90                    14408.45
  1994/12/31      16344.91                    14569.14
   14291.84                    14622.13
  1995/01/31      16299.39                    14911.20
   14574.82                    15001.28
  1995/02/28      16583.94                    15401.81
   14921.70                    15585.88
  1995/03/31      16859.48                    15712.09
   15012.72                    16045.82
  1995/04/30      17043.11                    16077.71
   15222.90                    16518.37
  1995/05/31      17375.94                    16712.17
   15812.03                    17178.61
  1995/06/30      17584.54                    16993.90
   15927.45                    17577.67
  1995/07/31      17850.63                    17317.06
   15892.41                    18160.55
  1995/08/31      17896.90                    17426.95
   16084.71                    18206.13
  1995/09/30      18069.81                    17935.82
   16240.73                    18974.43
  1995/10/31      17859.69                    17990.67
   16451.86                    18906.69
  1995/11/30      18361.63                    18572.49
   16698.64                    19736.69
  1995/12/31      18643.34                    18891.12
   16932.42                    20116.82
  1996/01/31      18809.48                    19326.82
   17044.18                    20801.60
  1996/02/29      18500.93                    19299.80
   16747.61                    20994.43
  1996/03/31      18359.38                    19357.28
   16630.37                    21196.61
  1996/04/30      18335.48                    19485.11
   16537.24                    21509.04
  1996/05/31      18431.10                    19771.04
   16504.17                    22063.76
  1996/06/30      18539.18                    19922.21
   16725.32                    22147.83
  1996/07/31      18153.45                    19415.62
   16770.48                    21169.33
  1996/08/31      18298.10                    19648.11
   16741.97                    21615.80
  1996/09/30      19010.69                    20448.34
   17033.28                    22832.33
  1996/10/31      19520.88                    20968.30
   17411.42                    23462.05
  1996/11/30      20565.56                    22062.71
   17709.16                    25235.54
  1996/12/31      20214.25                    21718.40
   17544.46                    24735.63
  1997/01/31      20906.18                    22559.51
   17598.85                    26281.11
  1997/02/28      21202.72                    22688.19
   17642.85                    26487.15
  1997/03/31      20468.59                    22028.10
   17447.01                    25398.80
  1997/04/30      21302.26                    22949.32
   17708.72                    26915.11
  1997/05/31      22148.38                    23874.82
   17876.95                    28553.70
  1997/06/30      22981.25                    24630.22
   18089.69                    29832.90
  1997/07/31      24219.76                    26072.12
   18578.11                    32206.71
  1997/08/31      23131.37                    25107.14
   18420.19                    30402.49
  1997/09/30      24045.14                    26080.84
   18692.81                    32067.63
  1997/10/31      23529.53                    25709.45
   18963.86                    30996.57
  1997/11/30      24082.08                    26470.81
   19051.09                    32431.40
  1997/12/31      24562.95                    26850.46
   19243.51                    32988.25
  1998/01/31      24765.50                    27166.11
   19489.82                    33353.10
  1998/02/28      25670.24                    28332.95
   19474.23                    35758.53
  1998/03/31      26550.50                    29242.04
   19540.45                    37589.72
  1998/04/30      26713.55                    29479.37
   19642.06                    37967.87
  1998/05/31      26659.20                    29287.34
   19828.66                    37315.21
  1998/06/30      27218.90                    30100.51
   19996.87                    38830.95
  1998/07/31      27150.58                    29933.72
   20039.30                    38417.40
  1998/08/31      24308.44                    27531.92
   20365.47                    32863.01
  1998/09/30      25579.87                    28847.96
   20842.26                    34968.22
  1998/10/31      26404.14                    30194.98
   20732.30                    37812.53
  1998/11/30      27310.84                    31361.45
   20849.72                    40104.35
  1998/12/31      28161.84                    32483.40
   20912.41                    42415.16
  1999/01/31      28479.17                    33391.28
   21061.79                    44188.96
  1999/02/28      27933.25                    32535.40
   20694.05                    42815.57
  1999/03/31      28569.08                    33388.65
   20808.87                    44528.62
  1999/04/30      29559.47                    34206.87
   20874.83                    46253.21
  1999/05/31      28843.34                    33601.89
   20691.13                    45161.18
  1999/06/30      29456.65                    34677.91
   20625.05                    47667.62
  1999/07/31      28751.65                    33970.06
   20538.43                    46179.44
  1999/08/31      28383.83                    33862.27
   20527.99                    45950.85
  1999/09/30      27827.09                    33462.55
   20766.21                    44691.34
  1999/10/31      28581.67                    34782.44
   20842.82                    47519.41
  1999/11/30      28566.27                    35205.75
   20841.37                    48485.47
  1999/12/31      29248.00                    36382.02
   20740.88                    51341.27
  2000/01/31      28295.62                    35237.71
   20673.03                    48761.88
  2000/02/29      27794.38                    35007.92
   20923.01                    47838.82
  2000/03/31      29286.68                    37247.17
   21198.47                    52518.89
  2000/04/30      28539.49                    36532.20
   21137.98                    50938.60
  2000/05/31      28019.71                    36075.70
   21128.28                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000622 095228 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class C on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $28,020 - a 180.20% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $49,893 - a 398.93% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,128 - a 111.28% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $36,076 - a 260.76% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

It was the best of times, it was the
worst of times. At least that's how
some investors might describe the
six-month period that ended May 31,
2000. Technology stocks led the
market's narrow advances, soaring
during the first half of the period
as bulls snapped up shares of those
companies expected to fuel the new
economy. The performance disparity
between technology and the broader
market reached an inflection point
in early March, as the tech-laden
NASDAQ set record highs and the
Standard & Poor's 500SM      Index
dipped to six-month lows. The tech
bubble burst, though, as the threat
of higher interest rates, coupled
with a sudden loss of confidence in
valuation levels, sent nervous
investors fleeing for stability
elsewhere in the market. The S&P
500, a beneficiary of the mass
migration, recovered its earlier losses
and finished 2.90% higher. The
NASDAQ completed its grueling
six-month round trip up 2.05%. Three
rate hikes levied by the Federal
Reserve Board during the period
in an attempt to cool the economy
made life difficult for bonds as well.
Reflecting the struggle, the Lehman
Brothers Aggregate Bond Index
returned 1.38%. Treasuries managed
to stave off the period's bond malaise,
rallying on the U.S. government's
decision to repurchase long-term
debt and curtail future issuance.
Conversely, the spread sectors -
namely corporate bonds, mortgage
securities and government agencies
- were plagued by deteriorating
technical factors and wider yield
spreads relative to Treasuries.

(photograph of Kevin Grant)(photograph of John Avery)

An interview with John Avery (right), Lead Portfolio Manager of
Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments

Q. HOW DID THE FUND PERFORM, JOHN?

J.A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -1.51%, -1.63%, -1.86% and -1.91%, respectively. In comparison, the Fidelity Balanced 60/40 Composite Index returned 2.47%, while the balanced funds average tracked by Lipper Inc. returned 2.78%. For the 12-month period that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -2.09%, -2.36%, -2.80% and -2.86%, respectively. For the same period, the Composite index and Lipper average returned 7.36% and 5.39%, respectively.

Q. WHY DID THE FUND LAG BOTH ITS BENCHMARK AND ITS PEERS DURING THE SIX-MONTH PERIOD?

J.A. The fund's underexposure to technology during the sector's impressive run-up early in the period detracted from both relative and absolute performance. Underweighting tech was double trouble in the sense that most other areas of the market in which the fund was invested had a difficult six months. So, even though the technology group corrected a lot during the second half of the period - as the market turned elsewhere for growth - it was up so much in the first half that, for all intents and purposes, our fate was sealed.

Q. HOW DID YOUR ASSET ALLOCATION DECISIONS PLAY OUT FOR THE FUND?

J.A. The fund's equity weighting remained fairly neutral, hovering around 60% for much of the period. I didn't feel it prudent to make any significant asset allocation bets, although I did raise the fund's equity exposure slightly during the market's upturn early in the period by investing in convertible securities. I used this asset class as an indirect, less volatile way to participate in some of the names I liked within the technology sector. This strategy helped provide some nice yield and afforded us the added benefit of downside protection, as convertible securities gave back less than their pure stock equivalents during the correction. In terms of bonds, the fund's exposure to investment-grade issues paid off, while our small position in poorly performing high-yield debt detracted from returns.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES AND HOW DID THEY INFLUENCE
PERFORMANCE?

J.A. When things started to fall apart for technology in the spring, I took advantage of the opportunity to increase the fund's exposure to large, high-quality companies, many of which had dropped sharply from their highs of the period. However, the fund was hurt by not owning enough of the period's top performers along the way, particularly those in technology and telecommunications - namely Oracle, Intel, Nortel and Sun Microsystems. Looking elsewhere, the fund's healthy exposure to large drug companies such as Bristol-Myers Squibb and Merck proved harmful, as the group suffered from the threat of government regulation and largely unattractive growth rates relative to tech and biotechnology issues. On a more positive note, our lack of exposure to a generally weak consumer nondurables sector, and some good picks in media stocks, such as Time Warner and Viacom, helped boost returns.

Q. WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND?

J.A. A number of the fund's financial holdings performed well - most notably Bank of New York, Morgan Stanley Dean Witter, American International Group and Citigroup - benefiting from strong capital markets activity. Texas Instruments jumped on higher earnings backed by strong demand for chips used in a variety of wireless communication devices.

Q. WHAT STOCKS DISAPPOINTED?

J.A. Motorola was hurt by execution problems and narrowing margins in its cellular handset business. Traditional telecommunications providers AT&T, WorldCom and SBC Communications recoiled in response to increased competition and falling prices. Freddie Mac, a leading financer of home loans, was plagued by steadily rising interest rates.

Q. TURNING TO YOU, KEVIN, HOW DID THE FUND'S BOND INVESTMENTS FARE?

K.G. The investment-grade portion of the fund performed well during the six-month period, benefiting from its exposure to a strong rally in the government market. An announcement by the U.S. Treasury in January of its intent to repurchase long-term debt and reduce future issuance sent the price of the long bond higher and its yield lower. This action, coupled with rising short-term interest rates, induced an inverted yield curve, which occurs when short-term issues provide a higher yield than their longer-term counterparts. This inversion hurt the spread sectors - most notably corporate bonds and mortgage securities - with yield spreads widening out significantly relative to comparable duration Treasuries.

Q. HOW DID THIS ENVIRONMENT AFFECT THE FUND?

K.G. The fund was well-positioned for these changes, as we knew about the Treasury buybacks months in advance and had ample time to prepare for them. Our strategy to reduce the fund's exposure to long-term corporates in exchange for more Treasuries worked out beautifully, and helped the fund's bond subportfolio outperform the Lehman Brothers Aggregate Bond Index during the period. So, despite the Federal Reserve Board's efforts to hike interest rates during the period, the supply/demand imbalance spurred by the Treasury buybacks helped ensure our success.

Q. JOHN, WHAT'S YOUR OUTLOOK?

J.A. I'm bullish overall, as business remains strong in many areas of the economy, although I temper that enthusiasm with concern about interest rates rising further. The Fed has made its position quite clear that if it hasn't slowed the economy yet, it most assuredly will do so in the coming months. In this uncertain environment, I believe the market will begin to focus more on revenues and earnings. As such, the companies capable of delivering robust top-line growth and strong bottom-line earnings should be the ones to reap the rewards. Given the extent to which technology and the Internet have transformed the global landscape, I expect we'll see strong performance from this sector going forward. I'll continue to focus my efforts on an individual company basis, with the hopes of finding the best names in the tech space and beyond.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: both income and
growth of capital

START DATE: January 6, 1987

SIZE: as of May 31, 2000,
more than $2.5 billion

MANAGER: John Avery, since
1998, and Kevin Grant since
1996; John Avery joined
Fidelity in 1995; Kevin Grant
joined Fidelity in 1993

JOHN AVERY ON THE
IMPORTANCE OF SKILLED,
SEASONED MANAGEMENT IN A
RAPIDLY CHANGING ECONOMY:

"Technology will be a key
differentiating factor for the years
to come in terms of who wins and
who loses in specific industries.
Given the blazing speed at which
things are changing today,
management teams that don't
implement technology and use it to
their advantage are destined for
failure. The only way a company can
stay ahead of the curve is to have
management teams out there,
looking at what the future holds
and reshaping strategy
accordingly.

"The world has become a lot more
complicated due to advances in
technology. Companies today face
a new set of challenges, including
a loss of pricing power, overcapacity,
globalization and rapidly changing
competitor bases. If a firm is
incapable of managing its
business in this sort of environment,
it has little hope of surviving long
term, which doesn't bode well for
its stock price.

"Companies such as General
Electric, which have effectively
harnessed the power of technology
and used it as a competitive
weapon, have enjoyed much success
in recent years. GE - the fund's
top equity holding at the close of
the period - is led by one of the
strongest management teams in the
world, and identified the Internet
as a driving force early on. In doing
so, it was one of the few traditional
companies to stay ahead of the
curve on transitioning into the
new economy."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            3.5                     2.5

Cisco Systems, Inc.             2.0                     1.2

Intel Corp.                     1.5                     0.6

Exxon Mobil Corp.               1.3                     2.3

Texas Instruments, Inc.         1.3                     1.1

                                9.6                     7.7

TOP FIVE BOND ISSUERS AS OF
MAY 31, 2000

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
ONE YEAR)                                              MONTHS AGO

Fannie Mae                      10.9                    8.6

U.S. Treasury Obligations       7.5                     5.3

Government National Mortgage    1.9                     1.8
Association

Freddie Mac                     0.7                     0.4

Comdisco, Inc.                  0.6                     0.5

                                21.6                    16.6

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      20.4                    12.6

Finance                         11.7                    15.0

Utilities                       9.7                     12.0

Media & Leisure                 6.8                     6.3

Health                          5.9                     6.8



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                         AS OF NOVEMBER 30, 1999 **

Stocks                          57.1%                        Stocks                                  61.8%

Bonds                           37.5%                        Bonds                                   32.2%

Convertible  Securities          2.0%                        Convertible  Securities                  1.9%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 3.4%                        Net Other Assets                         4.1%

* FOREIGN  INVESTMENTS           7.0%                        ** FOREIGN INVESTMENTS                   3.9%

Row: 1, Col: 1, Value: 57.1                                  Row: 1, Col: 1, Value: 61.8
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 37.0                                  Row: 1, Col: 3, Value: 32.2
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0                                   Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.9                                   Row: 1, Col: 8, Value: 4.1







INVESTMENTS MAY 31, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 56.0%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.5%

AEROSPACE & DEFENSE - 0.3%

Boeing Co.                        122,400                $ 4,781

Textron, Inc.                     39,700                  2,491

                                                          7,272

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            86,900                  5,133

TOTAL AEROSPACE & DEFENSE                                 12,405

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.5%

E.I. du Pont de Nemours and       117,120                 5,739
Co.

Praxair, Inc.                     144,200                 6,056

                                                          11,795

METALS & MINING - 0.1%

Alcoa, Inc.                       60,500                  3,535

TOTAL BASIC INDUSTRIES                                    15,330

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.3%

AutoNation, Inc. (a)              59,900                  472

Danaher Corp.                     85,800                  4,134

Delphi Automotive Systems         204,900                 3,701
Corp.

                                                          8,307

CONSUMER ELECTRONICS - 0.2%

General Motors Corp. Class H      48,200                  4,745
(a)

TOTAL DURABLES                                            13,052

ENERGY - 4.1%

ENERGY SERVICES - 0.9%

Diamond Offshore Drilling,        136,000                 5,559
Inc.

Halliburton Co.                   115,600                 5,896

Nabors Industries, Inc. (a)       142,500                 6,128

Schlumberger Ltd. (NY Shares)     75,900                  5,583

                                                          23,166

OIL & GAS - 3.2%

BP Amoco PLC                      1,100,518               9,973

Burlington Resources, Inc.        134,100                 6,135

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Chevron Corp.                     77,000                 $ 7,118

Conoco, Inc. Class B              396,600                 11,303

Exxon Mobil Corp.                 415,784                 34,640

Royal Dutch Petroleum Co. (NY     233,500                 14,579
Shares)

                                                          83,748

TOTAL ENERGY                                              106,914

FINANCE - 7.8%

BANKS - 1.6%

Bank of America Corp.             125,400                 6,968

Bank of New York Co., Inc.        346,100                 16,245

Chase Manhattan Corp.             233,300                 17,425

                                                          40,638

CREDIT & OTHER FINANCE - 2.4%

American Express Co.              588,000                 31,642

Arcadia Financial Ltd.            46                      0
warrants 3/15/07 (a)

Associates First Capital          79,400                  2,179
Corp. Class A

Citigroup, Inc.                   466,850                 29,032

                                                          62,853

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        207,500                 12,476

Freddie Mac                       336,200                 14,961

                                                          27,437

INSURANCE - 1.2%

AFLAC, Inc.                       83,000                  4,290

American International Group,     250,950                 28,248
Inc.

                                                          32,538

SECURITIES INDUSTRY - 1.5%

Charles Schwab Corp.              208,650                 5,999

Merrill Lynch & Co., Inc.         140,700                 13,877

Morgan Stanley Dean Witter &      264,600                 19,035
Co.

                                                          38,911

TOTAL FINANCE                                             202,377

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - 5.4%

DRUGS & PHARMACEUTICALS - 5.1%

American Home Products Corp.      131,700                $ 7,095

Amgen, Inc. (a)                   96,300                  6,127

Bristol-Myers Squibb Co.          399,780                 22,013

Eli Lilly & Co.                   358,700                 27,306

Merck & Co., Inc.                 93,700                  6,992

Schering-Plough Corp.             600,500                 29,049

Warner-Lambert Co.                270,200                 32,998

                                                          131,580

MEDICAL EQUIPMENT & SUPPLIES
- 0.3%

Johnson & Johnson                 42,700                  3,822

Medtronic, Inc.                   83,100                  4,290

                                                          8,112

TOTAL HEALTH                                              139,692

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 3.5%

General Electric Co.              1,711,400               90,062

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll-Rand Co.                53,400                  2,433

TOTAL INDUSTRIAL MACHINERY &                              92,495
EQUIPMENT

MEDIA & LEISURE - 4.1%

BROADCASTING - 1.6%

AT&T Corp. - Liberty Media        182,300                 8,078
Group Class A (a)

Benedek Communications Corp.      10,500                  21
warrants 7/1/07 (a)

Clear Channel Communications,     127,800                 9,569
Inc. (a)

CS Wireless Systems, Inc.         109                     0
(a)(g)

Infinity Broadcasting Corp.       245,800                 7,773
Class A (a)

Motient Corp. warrants 4/1/08     245                     4
(a)

Time Warner, Inc.                 203,601                 16,072

UIH Australia/Pacific, Inc.       4,430                   89
warrants 5/15/06 (a)

                                                          41,606

ENTERTAINMENT - 1.6%

MGM Grand, Inc.                   69,200                  2,249

Viacom, Inc. Class B              467,909                 29,010
(non-vtg.) (a)

Walt Disney Co.                   241,500                 10,188

                                                          41,447

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.7%

McGraw-Hill Companies, Inc.       356,600                $ 18,343

RESTAURANTS - 0.2%

McDonald's Corp.                  173,000                 6,196

TOTAL MEDIA & LEISURE                                     107,592

NONDURABLES - 1.6%

BEVERAGES - 0.7%

Anheuser-Busch Companies,         138,800                 10,757
Inc.

The Coca-Cola Co.                 161,700                 8,631

                                                          19,388

HOUSEHOLD PRODUCTS - 0.7%

Avon Products, Inc.               44,100                  1,822

Clorox Co.                        124,300                 4,925

Colgate-Palmolive Co.             108,100                 5,689

Procter & Gamble Co.              85,100                  5,659

                                                          18,095

TOBACCO - 0.2%

Philip Morris Companies, Inc.     201,120                 5,254

TOTAL NONDURABLES                                         42,737

RETAIL & WHOLESALE - 2.9%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(k)         70                      1

The Limited, Inc.                 240,000                 5,790

                                                          5,791

GENERAL MERCHANDISE STORES -
1.6%

Kohls Corp. (a)                   83,600                  4,326

Target Corp.                      177,300                 11,114

Wal-Mart Stores, Inc.             455,400                 26,242

                                                          41,682

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.1%

Home Depot, Inc.                  444,100                 21,678

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Lowe's Companies, Inc.            93,300                 $ 4,344

Staples, Inc. (a)                 102,700                 1,515

                                                          27,537

TOTAL RETAIL & WHOLESALE                                  75,010

SERVICES - 0.7%

ADVERTISING - 0.5%

Omnicom Group, Inc.               142,600                 11,969

SERVICES - 0.2%

Ecolab, Inc.                      150,200                 5,745

TOTAL SERVICES                                            17,714

TECHNOLOGY - 18.3%

COMMUNICATIONS EQUIPMENT - 4.8%

Cisco Systems, Inc. (a)           920,700                 52,422

Comverse Technology, Inc. (a)     63,900                  5,839

Corning, Inc.                     31,500                  6,093

Lucent Technologies, Inc.         250,300                 14,361

Nokia AB sponsored ADR            490,200                 25,490

Nortel Networks Corp.             413,400                 22,031

                                                          126,236

COMPUTER SERVICES & SOFTWARE
- 3.2%

America Online, Inc. (a)          251,400                 13,324

BEA Systems, Inc. (a)             80,300                  2,901

Computer Sciences Corp. (a)       40,100                  3,847

DecisionOne Corp.                 1,447                   0

DecisionOne Corp.:

Class A warrants 4/18/07 (a)      849                     0

Class B warrants 4/18/07 (a)      1,463                   0

Class C warrants 4/18/07 (a)      868                     0

Electronic Data Systems Corp.     46,400                  2,984

Inktomi Corp. (a)                 31,600                  3,527

Microsoft Corp. (a)               365,100                 22,842

Oracle Corp. (a)                  248,700                 17,875

Unisys Corp. (a)                  346,700                 9,404

Yahoo!, Inc. (a)                  52,300                  5,913

                                                          82,617

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 3.8%

Compaq Computer Corp.             278,400                $ 7,308

Dell Computer Corp. (a)           354,100                 15,271

EMC Corp. (a)                     207,800                 24,170

Hewlett-Packard Co.               69,300                  8,325

International Business            128,122                 13,749
Machines Corp.

Network Appliance, Inc. (a)       78,600                  5,075

Pitney Bowes, Inc.                205,100                 8,922

SCI Systems, Inc. (a)             42,900                  1,931

Sun Microsystems, Inc. (a)        191,300                 14,658

                                                          99,409

ELECTRONIC INSTRUMENTS - 0.4%

Applied Materials, Inc. (a)       86,200                  7,198

KLA-Tencor Corp. (a)              52,100                  2,582

                                                          9,780

ELECTRONICS - 6.1%

Altera Corp. (a)                  43,700                  3,753

Analog Devices, Inc. (a)          107,100                 8,247

Broadcom Corp. Class A (a)        36,700                  4,773

Flextronics International         58,400                  3,179
Ltd. (a)

Insilco Corp. warrants            600                     0
8/15/07 (a)

Intel Corp.                       315,400                 39,326

JDS Uniphase Corp. (a)            100,800                 8,870

Micron Technology, Inc. (a)       180,300                 12,610

Motorola, Inc.                    175,100                 16,416

Sanmina Corp. (a)                 70,500                  4,486

Texas Instruments, Inc.           457,200                 33,033

Tyco International Ltd.           413,290                 19,450

Xilinx, Inc. (a)                  44,600                  3,395

                                                          157,538

TOTAL TECHNOLOGY                                          475,580

UTILITIES - 5.9%

CELLULAR - 2.5%

China Telecom (Hong Kong)         750,000                 5,512
Ltd. (a)

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        6,760                   19
 .47) (a)

warrants 1/15/07 (CV ratio        1,445                   7
 .6) (a)

McCaw International Ltd.          6,190                   15
warrants 4/16/07 (a)(g)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.       88,900                 $ 8,234
Class A (a)

QUALCOMM, Inc. (a)                73,400                  4,872

Sprint Corp. - PCS Group          290,900                 16,145
Series 1 (a)

Vodafone AirTouch PLC             318,400                 14,587
sponsored ADR

VoiceStream Wireless Corp. (a)    139,100                 15,927

WebLink Wireless, Inc. Class      24,770                  158
A (a)

                                                          65,476

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     90,300                  7,879

NRG Energy, Inc.                  47,500                  790

                                                          8,669

GAS - 0.6%

Dynegy, Inc. Class A              108,600                 8,376

Enron Corp.                       78,000                  5,684

                                                          14,060

TELEPHONE SERVICES - 2.5%

AT&T Corp.                        148,631                 5,156

BellSouth Corp.                   334,700                 15,626

KMC Telecom Holdings, Inc.        610                     2
warrants 4/15/08 (a)(g)

Level 3 Communications, Inc.      50,300                  3,839
(a)

McLeodUSA, Inc. Class A (a)       311,700                 6,234

Pathnet, Inc. warrants            1,390                   14
4/15/08 (a)(g)

SBC Communications, Inc.          417,684                 18,248

Sprint Corp. - FON Group          157,400                 9,523

WorldCom, Inc. (a)                161,600                 6,080

                                                          64,722

TOTAL UTILITIES                                           152,927

TOTAL COMMON STOCKS                                       1,453,825
(Cost $1,110,672)

PREFERRED STOCKS - 1.6%



CONVERTIBLE PREFERRED STOCKS
- 0.5%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Host Marriott Financial Trust     70,900                  2,349
$3.375 QUIPS (g)

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Loral Space & Communications      48,800                 $ 1,220
Ltd. Series C, $3.00 (g)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

MediaOne Group, Inc.              42,300                  4,167
(Vodafone AirTouch PLC)
$3.63 PIES

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

Global Crossing Ltd. $16.88       28,000                  6,006

TOTAL CONVERTIBLE PREFERRED                               13,742
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.1%

ENERGY - 0.1%

ENERGY SERVICES - 0.1%

R&B Falcon Corp. 13.875%          836                     928

FINANCE - 0.0%

INSURANCE - 0.0%

American Annuity Group            1,000                   852
Capital Trust II 8.875%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fresenius Medical Care            1,331                   1,186
Capital Trust II 7.875%

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Adelphia Communications Corp.     5,170                   548
$13.00

Citadel Broadcasting Co.          4,815                   515
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               24,327                  2,566

Series H, 11.75% pay-in-kind      10,140                  1,080

Granite Broadcasting Corp.        798                     678
12.75% pay-in-kind

                                                          5,387

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          916                     886
13.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 0.7%

CELLULAR - 0.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               3,723                  $ 3,369

Series D, 13% pay-in-kind         3,785                   3,823

                                                          7,192

TELEPHONE SERVICES - 0.4%

Adelphia Business Solution,       207                     188
Inc. 12.875% pay-in-kind

e.spire Communications, Inc.:

12.75% pay-in-kind                1,196                   275

14.75% pay-in-kind                323                     81

ICG Holdings, Inc.:

14% pay-in-kind                   3                       2

14.25% pay-in-kind                2,246                   1,830

Intermedia Communications,        2,229                   2,073
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.     122,798                 6,017
14% pay-in-kind

WinStar Communications, Inc.      608                     851
14.25% (a)

                                                          11,317

TOTAL UTILITIES                                           18,509

TOTAL NONCONVERTIBLE                                      27,748
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                    41,490
(Cost $46,308)



CORPORATE BONDS - 15.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 1.5%

HEALTH - 0.2%

DRUGS & PHARMACEUTICALS - 0.2%

Roche Holdings, Inc. 0%           -         $ 8,379                             6,019
1/19/15 (g)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Liberty Media Corp. 3.75%         Baa3       4,309                              4,422
2/15/30 (g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 1.0%

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Juniper Networks, Inc. 4.75%      -         $ 10,115                           $ 8,199
3/15/07

ELECTRONICS - 0.7%

Lattice Semiconductor Corp.       B-         4,840                              7,647
4.75% 11/1/06

LSI Logic Corp. 4% 2/15/05        B1         4,565                              4,696

Vitesse Semiconductor Corp.       -          6,190                              4,797
4% 3/15/05 (g)

                                                                                17,140

TOTAL TECHNOLOGY                                                                25,339

UTILITIES - 0.1%

CELLULAR - 0.1%

Nextel Communications, Inc.       B1         2,881                              2,521
5.25% 1/15/10 (g)

TELEPHONE SERVICES - 0.0%

Level 3 Communications, Inc.      Caa1       1,895                              1,568
6% 3/15/10

TOTAL UTILITIES                                                                 4,089

TOTAL CONVERTIBLE BONDS                                                         39,869

NONCONVERTIBLE BONDS - 13.9%

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 7.9% 3/1/03 (g)      Baa2       2,360                              2,338

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.3%

Avecia Group PLC 11% 7/1/09       B2         480                                473

Huntsman Corp.:

9.5% 7/1/07 (g)                   B2         600                                540

9.5% 7/1/07 (g)                   B2         2,780                              2,502

Huntsman ICI Chemicals LLC        B2         910                                887
10.125% 7/1/09

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        680                                656

9.875% 5/1/07                     Ba3        900                                869

10.875% 5/1/09                    B2         1,215                              1,172

Sterling Chemicals, Inc.          Caa3       175                                141
11.75% 8/15/06

                                                                                7,240

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.0%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1        $ 195                              $ 185

12.75% 2/1/03                     B3         537                                486

                                                                                671

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.           Caa1       1,505                              1,245
9.375% 6/15/07

Packaging Corp. of America        B2         1,210                              1,186
9.625% 4/1/09

                                                                                2,431

PAPER & FOREST PRODUCTS - 0.2%

APP China Group Ltd. 14%          B3         490                                306
3/15/10 unit (g)

APP Finance II Mauritius Ltd.     B3         685                                322
12% 3/15/04

Container Corp. of America        B2         110                                109
gtd. 9.75% 4/1/03

Fort James Corp. 6.625%           Baa2       390                                370
9/15/04

Millar Western Forest             B3         1,280                              1,216
Products Ltd.  9.875% 5/15/08

Repap New Brunswick, Inc.:

11.5% 6/1/04                      B3         90                                 91

yankee 10.625% 4/15/05            Caa1       760                                665

Stone Container Corp.:

10.75% 10/1/02                    B1         650                                657

12.58% 8/1/16 (h)                 B2         111                                115

                                                                                3,851

TOTAL BASIC INDUSTRIES                                                          14,193

CONSTRUCTION & REAL ESTATE -
0.9%

CONSTRUCTION - 0.1%

Great Lakes Dredge & Dock         B3         730                                730
Corp.  11.25% 8/15/08

Lennar Corp. 9.95% 5/1/10 (g)     Ba1        225                                214

                                                                                944

ENGINEERING - 0.0%

360networks, Inc. 13% 5/1/08      B3         935                                923
(g)

REAL ESTATE - 0.1%

Duke Realty LP 7.3% 6/30/03       Baa1       1,000                              975

LNR Property Corp. 9.375%         B1         2,870                              2,461
3/15/08

                                                                                3,436

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.7%

CenterPoint Properties Trust      Baa2      $ 1,190                            $ 1,097
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       4,000                              3,773

6.625% 2/15/05                    Baa1       1,250                              1,158

ProLogis Trust 6.7% 4/15/04       Baa1       625                                587

Spieker Properties LP:

6.8% 5/1/04                       Baa2       810                                761

6.875% 2/1/05                     Baa2       11,225                             10,532

                                                                                17,908

TOTAL CONSTRUCTION & REAL                                                       23,211
ESTATE

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Polymer Group, Inc. 9% 7/1/07     B2         270                                221

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         1,270                              1,130
9.625% 5/15/08

OIL & GAS - 0.4%

Anadarko Petroleum Corp. 7.2%     Baa1       2,750                              2,378
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       940                                863

7.7% 3/15/26                      Baa1       600                                549

Apache Finance Property Ltd.      Baa1       1,000                              898
6.5% 12/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B2         140                                126

8.5% 3/15/12                      B2         165                                137

9.125% 4/15/06                    B2         120                                110

9.625% 5/1/05                     B2         630                                602

Conoco, Inc. 5.9% 4/15/04         A3         950                                893

Great Lakes Carbon Corp.          B3         1,090                              937
10.25% 5/15/08 pay-in-kind

Occidental Petroleum Corp.        Baa3       1,000                              995
6.39% 11/9/00

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         460                                455

Series D 10.25% 3/15/06           B2         230                                228

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

YPF Sociedad Anonima:

7.75% 8/27/07                     B1        $ 65                               $ 60

8% 2/15/04                        B1         450                                429

                                                                                9,660

TOTAL ENERGY                                                                    10,790

FINANCE - 3.8%

BANKS - 2.2%

ABN-Amro Bank NV, Chicago         A1         5,000                              4,931
6.625% 10/31/01

Bank of Tokyo-Mitsubishi Ltd.     A3         1,200                              1,186
8.4% 4/15/10

BanPonce Financial Corp.          A3         3,850                              3,824
6.75% 8/9/01

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         2,430                              2,430

5.95% 7/15/01                     A1         4,550                              4,501

Capital One Bank 6.375%           Baa2       2,700                              2,569
2/15/03

Capital One Financial Corp.       Baa3       2,550                              2,305
7.125% 8/1/08

Central Fidelity Banks, Inc.      A1         9,045                              9,094
8.15% 11/15/02

Commonwealth Bank of              A1         800                                803
Australia 8.5% 6/1/10

First Tennessee National          Baa1       720                                688
Corp. 6.75% 11/15/05

HSBC Finance Nederland BV         A2         250                                247
7.4% 4/15/03 (g)

Kansallis-Osake-Pankki (NY        A2         710                                737
Branch) yankee  10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       1,825                              1,724

7.375% 9/17/04                    Baa2       650                                618

yankee 6.5% 11/15/02              Baa2       270                                258

MBNA Corp.:

6.34% 6/2/03                      Baa2       850                                807

6.875% 11/15/02                   Baa2       3,700                              3,618

Provident Bank 6.125% 12/15/00    A3         3,420                              3,397

Sanwa Finance Aruba AEC 8.35%     Baa1       5,400                              5,250
7/15/09

Sumitomo Bank International       Baa1       500                                494
Finance NV  8.5% 6/15/09

Summit Bancorp 8.625% 12/10/02    BBB+       1,250                              1,262

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Union Planters Corp. 6.75%        Baa2      $ 400                              $ 377
11/1/05

Wachovia Corp. 6.605% 10/1/25     A1         7,550                              7,265

                                                                                58,385

CREDIT & OTHER FINANCE - 1.5%

Ahmanson Capital Trust I          A3         1,700                              1,527
8.36% 12/1/26 (g)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       1,085                              543

10% 3/15/04                       Caa3       153                                80

AT&T Capital Corp. 6.25%          A1         4,260                              4,192
5/15/01

Bellsouth Capital Funding         Aa3        500                                489
Corp. 7.75% 2/15/10

CIT Group, Inc.:

5.5% 2/15/04                      A1         620                                569

7.375% 3/15/03                    A1         2,300                              2,278

Daimler-Chrysler NA Holding       A1         575                                564
Corp.  6.59% 6/18/02

ERP Operating LP:

6.55% 11/15/01                    A3         850                                832

7.1% 6/23/04                      A3         1,500                              1,433

Finova Capital Corp.:

6.11% 2/18/03                     Baa2       800                                676

7.25% 11/8/04                     Baa2       900                                756

First Security Capital I          A3         980                                864
8.41% 12/15/26

Ford Motor Credit Co. 6.5%        A2         3,000                              2,933
2/28/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        1,980                              1,728

Household Finance Corp. 8%        A2         2,700                              2,685
5/9/05

Imperial Credit Capital Trust     B2         510                                408
I 10.25% 6/14/02

Imperial Credit Industries        B3         1,500                              1,110
9.875% 1/15/07

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        250                                180

7.875% 8/1/03                     Ba2        560                                381

Metris Companies, Inc.            Ba3        125                                119
10.125% 7/15/06

Newcourt Credit Group, Inc.       A1         2,575                              2,442
6.875% 2/16/05

Popular North America, Inc.       A3         4,750                              4,710
7.375% 9/15/01

PX Escrow Corp. 0% 2/1/06 (e)     B3         230                                97

Sprint Capital Corp.:

5.875% 5/1/04                     Baa1       3,430                              3,201

6.875% 11/15/28                   Baa1       1,980                              1,646

Trizec Finance Ltd. yankee        Baa3       895                                877
10.875% 10/15/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

TXU Eastern Funding 6.75%         Baa1      $ 810                              $ 707
5/15/09

U.S. West Capital Funding,        Baa1       435                                361
Inc. 6.875% 7/15/28

                                                                                38,388

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB      Baa3       1,700                              1,677
6.2% 4/2/01

TOTAL FINANCE                                                                   98,450

HEALTH - 0.2%

DRUGS & PHARMACEUTICALS - 0.0%

Global Health Sciences, Inc.      Caa1       250                                83
11% 5/1/08

Warner Chilcott, Inc. 12.625%     B2         345                                350
2/15/08 (g)

                                                                                433

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Express Scripts, Inc. 9.625%      Ba2        360                                345
6/15/09

Fountain View, Inc. 11.25%        Caa1       700                                322
4/15/08

Harborside Healthcare Corp.       B3         585                                117
0% 8/1/08 (e)

Mariner Post-Acute Network,       B3         920                                0
Inc.  9.5% 11/1/07 (d)

Oxford Health Plans, Inc. 11%     B2         1,140                              1,174
5/15/05

Tenet Healthcare Corp. 8.125%     Ba3        1,030                              917
12/1/08

Unilab Corp. 12.75% 10/1/09       B3         735                                750

                                                                                3,625

TOTAL HEALTH                                                                    4,058

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.0%

Loral Space & Communications      B1         90                                 63
Ltd.  9.5% 1/15/06

Motors & Gears, Inc. 10.75%       B3         970                                926
11/15/06

Telex Communications, Inc.        B2         550                                369
10.5% 5/1/07

                                                                                1,358

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Tenneco Automotive, Inc.          B2         900                                837
11.625% 10/15/09

Thermadyne Holdings Corp. 0%      Caa1       1,080                              410
6/1/08 (e)

Thermadyne Manufacturing LLC      B3         770                                601
9.875% 6/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Tokheim Corp. 11.375% 8/1/08      B3        $ 390                              $ 39

Tyco International Group SA       Baa1       1,000                              980
yankee  6.125% 6/15/01

                                                                                2,867

POLLUTION CONTROL - 0.2%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        140                                125

7.625% 1/1/06                     Ba2        90                                 77

7.875% 1/1/09                     Ba2        150                                122

10% 8/1/09                        B2         4,640                              3,666

Envirosource, Inc. 9.75%          Caa3       530                                239
6/15/03

                                                                                4,229

TOTAL INDUSTRIAL MACHINERY &                                                    8,454
EQUIPMENT

MEDIA & LEISURE - 2.1%

BROADCASTING - 1.8%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         780                                634

9.875% 3/1/05                     B1         2,235                              2,140

9.875% 3/1/07                     B1         720                                671

American Mobile Satellite         -          245                                152
Corp.  12.25% 4/1/08

British Sky Broadcasting          Baa3       1,500                              1,444
Group PLC  8.2% 7/15/09

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

8.625% 4/1/09                     B2         1,380                              1,152

10.25% 1/15/10 (g)                B2         215                                197

Clear Channel Communications,     Baa3       1,200                              981
Inc.  7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       1,640                              1,652

9% 9/1/08                         Baa2       2,510                              2,618

Diamond Cable Communications
PLC:

0% 2/15/07 (e)                    B3         870                                657

yankee 0% 12/15/05 (e)            B3         320                                298

Earthwatch, Inc. 0% 7/15/07       -          1,160                              742
unit (e)(g)

EchoStar DBS Corp. 9.375%         B2         1,805                              1,697
2/1/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Fox Family Worldwide, Inc. 0%     B1        $ 565                              $ 331
11/1/07 (e)

Impsat Fiber Networks, Inc.       B3         850                                727
13.75% 2/15/05 (g)

International Cabletel, Inc.      B3         2,510                              2,284
0% 2/1/06 (e)

LIN Holdings Corp. 0% 3/1/08      B3         790                                470
(e)

Nielsen Media Research, Inc.      Baa2       1,375                              1,286
7.6% 6/15/09

NorthPoint Communication          Caa1       1,005                              864
Holdings, Inc. 12.875%
2/15/10 (g)

NTL Communications Corp.          B3         980                                978
11.5% 10/1/08

Olympus Communications            B1         1,690                              1,639
LP/Olympus  Capital Corp.
10.625% 11/15/06

Satelites Mexicanos SA de CV:

10.03% 6/30/04 (g)(h)             B1         663                                597

10.125% 11/1/04                   B3         1,530                              995

Shaw Communications, Inc.         Baa2       1,210                              1,159
8.25% 4/11/10

Spectrasite Holdings, Inc. 0%     B3         625                                320
3/15/10 (e)(g)

TCI Communications Financing      A3         1,600                              1,737
III  9.65% 3/31/27

Telewest PLC 0% 10/1/07 (e)       B1         2,205                              2,073

Time Warner, Inc. 6.85%           Baa3       7,120                              6,805
1/15/26

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (e)           B2         4,390                              3,688

Series D 0% 5/15/06 (e)           B2         430                                361

United International              B3         3,215                              1,897
Holdings, Inc.  0% 2/15/08
(e)

United Pan-Europe
Communications NV:

0% 2/1/10 (e)(g)                  B2         2,015                              866

10.875% 11/1/07 (g)               B2         110                                93

10.875% 8/1/09                    B2         1,030                              865

11.25% 11/1/09 (g)                B2         160                                135

11.25% 2/1/10 (g)                 B2         430                                366

                                                                                45,571

ENTERTAINMENT - 0.1%

AMC Entertainment, Inc. 9.5%      Caa1       430                                198
3/15/09

Cinemark USA, Inc. 9.625%         B2         180                                101
8/1/08

Hollywood Entertainment Corp.     B3         198                                169
 10.625% 8/15/04

MGM Grand, Inc. 9.75% 6/1/07      Ba2        440                                435

Premier Parks, Inc.:

0% 4/1/08 (e)                     B3         1,270                              835

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Premier Parks, Inc.: -
continued

9.25% 4/1/06                      B3        $ 355                              $ 330

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       250                                90

9.5% 6/1/08                       Caa2       1,560                              624

                                                                                2,782

LEISURE DURABLES & TOYS - 0.0%

Marvel Enterprises, Inc. 12%      -          760                                498
6/15/09

LODGING & GAMING - 0.1%

HMH Properties, Inc. 7.875%       Ba2        220                                195
8/1/05

KSL Recreation Group, Inc.        B2         730                                683
10.25% 5/1/07

Signature Resorts, Inc. 9.25%     Caa3       900                                279
5/15/06

                                                                                1,157

PUBLISHING - 0.1%

News America, Inc.:

7.125% 4/8/28                     Baa3       700                                551

7.3% 4/30/28                      Baa3       1,330                              1,071

Time Warner Entertainment Co.     Baa2       750                                729
LP  8.375% 3/15/23

                                                                                2,351

RESTAURANTS - 0.0%

AFC Enterprises, Inc. 10.25%      B3         690                                649
5/15/07

NE Restaurant, Inc. 10.75%        B3         230                                176
7/15/08

                                                                                825

TOTAL MEDIA & LEISURE                                                           53,184

NONDURABLES - 0.3%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc.:

6.625% 12/15/05                   Baa3       795                                729

6.8% 12/15/08                     Baa3       2,310                              2,045

                                                                                2,774

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       3,600                              3,418

HOUSEHOLD PRODUCTS - 0.0%

AKI Holding Corp. 0% 7/1/09       Caa1       180                                83
(e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - 0.1%

RJ Reynolds Tobacco Holdings,     Baa2      $ 2,000                            $ 1,820
Inc.  7.375% 5/15/03

TOTAL NONDURABLES                                                               8,095

RETAIL & WHOLESALE - 0.6%

APPAREL STORES - 0.0%

Mothers Work, Inc. 12.625%        B3         500                                463
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      Caa3       1,400                              56

9% 7/15/07                        Ca         760                                1

                                                                                520

DRUG STORES - 0.1%

Rite Aid Corp.:

6.5% 12/15/05 (g)                 Caa1       2,135                              918

7.125% 1/15/07                    Caa1       940                                414

                                                                                1,332

GENERAL MERCHANDISE STORES -
0.3%

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       7,000                              6,659

8.5% 6/15/03                      Baa1       1,700                              1,722

                                                                                8,381

GROCERY STORES - 0.1%

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07 (d)               C          360                                4

12% 3/1/06 (d)                    Caa3       230                                35

Kroger Co. 6% 7/1/00              Baa3       2,660                              2,659

Pathmark Stores, Inc. 9.625%      Caa3       280                                196
5/1/03 (d)

                                                                                2,894

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Lowe's Companies, Inc. 8.25%      A2         1,500                              1,496
6/1/10

TOTAL RETAIL & WHOLESALE                                                        14,623

SERVICES - 0.1%

LEASING & RENTAL - 0.0%

Rent-A-Center, Inc. 11%           B2         470                                456
8/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1      $ 1,810                            $ 1,810
12.75% 8/1/05

World Color Press, Inc. 7.75%     Baa3       360                                319
2/15/09

                                                                                2,129

SERVICES - 0.0%

AP Holdings, Inc. 0% 3/15/08      Caa2       130                                13
(e)

Apcoa, Inc. 9.25% 3/15/08         Caa1       1,030                              340

Medaphis Corp. 9.5% 2/15/05       Caa1       1,110                              844

                                                                                1,197

TOTAL SERVICES                                                                  3,782

TECHNOLOGY - 1.1%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa1       505                                288

Colo.com 13.875% 3/15/10 unit     -          690                                687
(g)

Concentric Network Corp.          B-         480                                492
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (e)                    B3         1,552                              947

12% 2/15/10 (g)                   B3         1,125                              1,035

12.5% 2/15/09                     B3         410                                385

Exodus Communications, Inc.       B-         2,185                              2,152
10.75% 12/15/09

PSINet, Inc.:

10% 2/15/05                       B3         560                                493

10.5% 12/1/06                     B3         440                                383

11% 8/1/09                        B3         340                                296

11.5% 11/1/08                     B3         250                                221

Verio, Inc. 10.625% 11/15/09      B3         430                                473
(g)

                                                                                7,852

COMPUTERS & OFFICE EQUIPMENT
- 0.6%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       2,500                              2,385

6.375% 11/30/01                   Baa1       4,500                              4,361

7.25% 9/1/02                      Baa1       9,000                              8,751

Dictaphone Corp. 11.75% 8/1/05    Caa1       495                                507

Globix Corp. 12.5% 2/1/10         -          1,070                              899

                                                                                16,903

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3        $ 1,570                            $ 1,429
Co. LLC  9.75% 5/15/08

ELECTRONICS - 0.1%

ChipPAC International Ltd.        B3         240                                250
12.75% 8/1/09

Fairchild Semiconductor Corp.     B3         440                                436
 10.375% 10/1/07

Hadco Corp. 9.5% 6/15/08          B2         760                                761

Micron Technology, Inc. 6.5%      B3         1,000                              820
9/30/05 (k)

SCG Holding                       B2         150                                158
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

                                                                                2,425

TOTAL TECHNOLOGY                                                                28,609

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc.:

8.77% 1/2/11                      Ba2        756                                716

10.75% 8/1/05                     B2         160                                161

Continental Airlines, Inc.
pass thru  trust certificates:

7.434% 3/15/06                    Baa1       640                                609

7.73% 9/15/12                     Baa1       260                                243

Delta Air Lines, Inc.             Baa1       648                                610
equipment trust certificate
8.54% 1/2/07

                                                                                2,339

RAILROADS - 0.5%

Burlington Northern Santa Fe
Corp.:

6.875% 12/1/27                    Baa2       5,000                              4,182

7.29% 6/1/36                      Baa2       4,360                              4,048

Norfolk Southern Corp. 7.05%      Baa1       5,800                              5,576
5/1/37

                                                                                13,806

TOTAL TRANSPORTATION                                                            16,145

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - 2.8%

CELLULAR - 0.9%

Cable & Wireless                  A2        $ 7,370                            $ 7,267
Communications PLC  6.375%
3/6/03

Cellnet Data Systems, Inc. 0%     -          2,530                              202
10/1/07 (e)

McCaw International Ltd. 0%       Caa1       4,460                              3,144
4/15/07 (e)

Metrocall, Inc.:

10.375% 10/1/07                   B3         775                                523

11% 9/15/08                       B3         250                                170

Millicom International            Caa1       4,270                              3,565
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.       B1         1,940                              1,819
9.375% 11/15/09

Nextel International, Inc. 0%     Caa1       1,480                              895
4/15/08 (e)

Orbital Imaging Corp.:

11.625% 3/1/05                    CCC+       170                                77

11.625% 3/1/05                    CCC+       250                                113

Orion Network Systems, Inc.       B2         1,270                              508
0% 1/15/07 (e)

PageMart Nationwide, Inc. 15%     B3         1,500                              1,418
2/1/05

Telesystem International
Wireless, Inc.:

0% 6/30/07 (e)                    Caa1       1,410                              917

0% 11/1/07 (e)                    Caa1       1,290                              722

Vodafone AirTouch PLC 7.75%       A2         2,740                              2,624
2/15/10 (g)

                                                                                23,964

ELECTRIC UTILITY - 0.6%

Avon Energy Partners Holdings     Baa2       3,500                              3,115
 6.46% 3/4/08 (g)

DR Investments UK PLC yankee      A2         5,000                              4,924
7.1% 5/15/02 (g)

Illinois Power Co. 7.5%           Baa1       1,260                              1,190
6/15/09

Israel Electric Corp. Ltd.        A3         5,790                              4,901
7.75% 12/15/27 (g)

Niagara Mohawk Power Corp.        Baa3       650                                659
8.875% 5/15/07

Texas Utilities Co. 6.375%        Baa3       1,970                              1,717
1/1/08

                                                                                16,506

GAS - 0.1%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       1,550                              1,443

7% 7/15/29                        Baa3       1,150                              964

                                                                                2,407

TELEPHONE SERVICES - 1.2%

Allegiance Telecom, Inc. 0%       B3         659                                465
2/15/08 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

FirstWorld Communications,        -         $ 1,365                            $ 618
Inc.  0% 4/15/08 (e)

Flag Telecom Holdings Ltd.        B2         220                                202
11.625% 3/30/10 (g)

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (e)                    B3         135                                122

12% 11/1/07                       Caa1       260                                254

ICG Holdings, Inc.:

0% 9/15/05 (e)                    B3         1,320                              1,247

0% 5/1/06 (e)                     B3         470                                381

ICG Services, Inc.:

0% 2/15/08 (e)                    B3         2,730                              1,365

0% 5/1/08 (e)                     B3         190                                91

Intermedia Communications,        B2         555                                408
Inc.  0% 7/15/07 (e)

KMC Telecom Holdings, Inc.:

0% 2/15/08 (e)                    Caa2       1,060                              482

13.5% 5/15/09                     Caa2       490                                421

Logix Communications              -          590                                189
Enterprises, Inc.  12.25%
6/15/08

Metromedia Fiber Network,         B2         920                                865
Inc. 10% 11/15/08

NEXTLINK Communications, Inc.:

0% 12/1/09 (e)(g)                 B2         825                                439

10.75% 11/15/08                   B3         40                                 38

10.75% 6/1/09                     B2         780                                749

Pathnet, Inc. 12.25% 4/15/08      -          1,390                              806

Rhythms NetConnections, Inc.:

0% 5/15/08 (e)                    B3         1,415                              637

12.75% 4/15/09                    B3         500                                395

14% 2/15/10 (g)                   B3         425                                344

RSL Communications Ltd./RSL       B2         425                                327
Communications PLC 12.25%
11/15/06

RSL Communications PLC 9.875%     B2         515                                327
11/15/09

Telecomunicaciones de Puerto      Baa2       1,985                              1,813
Rico, Inc.  6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       3,863                              3,642

7.7% 7/20/29                      Baa1       3,233                              3,039

Teligent, Inc. 11.5% 12/1/07      Caa1       100                                75

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:

0% 4/15/10 (e)(g)                 B3        $ 2,865                            $ 1,225

12.5% 4/15/08 (g)                 B3         1,295                              1,208

12.75% 4/15/10 (g)                B3         1,981                              1,827

WorldCom, Inc. 8.875% 1/15/06     A3         5,667                              5,873

Worldwide Fiber, Inc. 12%         B3         835                                777
8/1/09

                                                                                30,651

TOTAL UTILITIES                                                                 73,528

TOTAL NONCONVERTIBLE BONDS                                                      359,681

TOTAL CORPORATE BONDS                                                           399,550
(Cost $440,183)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 9.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.2%

Fannie Mae:

6.5% 4/29/09                      Aaa        15,800                             14,509

7.125% 2/15/05                    Aaa        4,825                              4,770

7.25% 5/15/30                     Aaa        6,100                              6,041

Farm Credit Systems Financial     Aaa        3,400                              3,576
Assistance Corp. 9.375%
7/21/03

Federal Agricultural Mortgage     Aaa        1,720                              1,698
Corp.  7.01% 2/10/04

Freddie Mac:

5.75% 3/15/09                     Aaa        4,000                              3,543

6.25% 7/15/04                     Aaa        12,080                             11,576

6.875% 1/15/05                    Aaa        3,675                              3,596

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        705                                718

Class 2-E, 9.4% 5/15/02           Aaa        535                                542

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993-C, 5.2% 10/15/04      Aaa        255                                243

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank): -
continued

Series 1993-D, 5.23% 5/15/05      Aaa       $ 460                              $ 434

Series 1994-A, 7.12% 4/15/06      Aaa        502                                500

Guaranteed Trade Trust            Aaa        412                                411
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-B,  7.5% 1/26/06

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994-195, 6.08%            Aaa        1,290                              1,260
8/15/04 (callable)

Series 1996-A1, 6.726%            -          4,565                              4,470
9/15/10 (callable)

TOTAL U.S. GOVERNMENT AGENCY                                                    57,887
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
7.5%

U.S. Treasury Bonds:

8% 11/15/21                       Aaa        12,090                             14,361

8.75% 5/15/17                     Aaa        9,200                              11,384

8.875% 8/15/17                    Aaa        25,170                             31,521

9.875% 11/15/15                   Aaa        16,585                             22,089

14% 11/15/11                      Aaa        2,695                              3,710

U.S. Treasury Notes:

5.5% 2/15/08                      Aaa        12,755                             12,016

5.875% 11/15/04                   Aaa        23,800                             23,138

6.5% 5/31/02                      Aaa        14,175                             14,109

6.625% 6/30/01                    Aaa        8,100                              8,087

7% 7/15/06                        Aaa        39,170                             40,002

U.S. Treasury Notes - coupon      Aaa        28,470                             13,676
STRIPS  0% 11/15/11

TOTAL U.S. TREASURY                                                             194,093
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       251,980
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $256,078)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 11.8%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - 9.9%

5.5% 2/1/11 to 4/1/11             Aaa       $ 12,464                           $ 11,399

6% 6/1/11 to 1/1/29               Aaa        32,242                             29,188

6.5% 2/1/24 to 11/1/29            Aaa        125,222                            116,195

6.5% 6/1/30 (j)                   Aaa        14,000                             12,959

7% 12/1/23 to 5/1/30              Aaa        14,686                             13,953

7.5% 2/1/15 to 3/1/30             Aaa        47,400                             46,155

8% 8/1/26 to 4/1/30               Aaa        26,003                             25,803

8% 6/1/30                         Aaa        1,100                              1,091

TOTAL FANNIE MAE                                                                256,743

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.9%

6.5% 5/15/28 to 3/15/29           Aaa        14,327                             13,402

7% 12/15/25 to 7/15/28            Aaa        2,133                              2,047

7.5% 2/15/23 to 12/15/28          Aaa        29,200                             28,699

8% 11/15/21 to 12/15/26           Aaa        6,717                              6,738

TOTAL GOVERNMENT NATIONAL                                                       50,886
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    307,629
-  MORTGAGE SECURITIES
(Cost $319,288)

ASSET-BACKED SECURITIES - 0.6%



Airplanes pass through trust      Ba2        642                                482
10.875% 3/15/19

American Express Credit           A1         1,600                              1,519
Account Master Trust 6.1%
12/15/06

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa        0                                  0

6.76% 9/15/02                     A3         182                                180

Chevy Chase Auto Receivables      Aaa        205                                203
Trust  6.6% 12/15/02

Discover Card Master Trust I      A2         2,000                              1,923
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       1,970                              1,932

6.4% 12/15/02                     Baa2       1,090                              1,068

7.03% 11/15/03                    Aaa        611                                607

Key Auto Finance Trust:

6.3% 10/15/03                     A2         899                                893

6.65% 10/15/03                    Baa3       264                                263

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Premier Auto Trust 5.59%          Aaa       $ 5,000                            $ 4,802
2/9/04

Sears Credit Account Master       Aaa        1,550                              1,520
Trust II 7% 7/15/08

TOTAL ASSET-BACKED SECURITIES                                                   15,392
(Cost $15,990)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%



Berkeley Federal Bank & Trust     -          1,836                              1,252
FSB Series 1994-1 Class B,
7.5003% 8/1/24 (g)(h)

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       3,070                              2,777
1/17/35

Series 1998-FL1:

Class D, 6.6325% 12/10/00         A2         2,400                              2,390
(g)(h)

Class E, 6.9825% 1/10/13          Baa2       5,360                              5,330
(g)(h)

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (h)      -          700                                568

Class E, 8.1256% 4/1/39 (h)       -          650                                468

General Motors Acceptance         Ba3        500                                395
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (g)

GS Mortgage Securities Corp.      Baa3       2,600                              2,230
II Series 1998-GLII Class E,
7.1905% 4/13/31 (g)(h)

Morgan Stanley Capital I,         -          725                                720
Inc. Series 1996-MBL1 Class
E, 8.3885% 5/25/21 (g)(h)

Penn Mutual Life Insurance        -          1,250                              795
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (g)

Resolution Trust Corp. Series     Baa3       200                                162
1991-M2 Class A3, 7.4076%
9/25/20 (h)

Structured Asset Securities       BB         1,000                              914
Corp. Series 1995-C1 Class
E, 7.375% 9/25/24 (g)

Thirteen Affiliates of            Aaa        4,500                              4,164
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (g)

Wells Fargo Capital Markets       Aaa        0                                  0
Apartment Financing Trust
Series APT Class 1,  6.56%
12/29/05 (g)

TOTAL COMMERCIAL MORTGAGE                                                       22,165
SECURITIES
(Cost $22,941)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) - 0.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Korean Republic yankee:

8.75% 4/15/03                     Baa2      $ 855                              $ 864

8.875% 4/15/08                    Baa2       1,340                              1,361

Quebec Province yankee 6.86%      A2         8,000                              7,639
4/15/26 (f)

United Mexican States 9.875%      Baa3       2,000                              1,984
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                    11,848
GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,156)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter-American Development        Aaa        4,000                              3,730
Bank yankee  6.29% 7/16/27
(Cost $3,975)


CASH EQUIVALENTS - 4.4%

                                             SHARES

Central Cash Collateral Fund,                4,780,000                           4,780
6.54% (c)

Taxable Central Cash Fund,                   110,312,930                         110,313
6.37% (c)

TOTAL CASH EQUIVALENTS                                                           115,093
(Cost $115,093)

TOTAL INVESTMENT PORTFOLIO -                                                     2,622,702
101.0%
(Cost $2,342,684)

NET OTHER ASSETS - (1.0)%                                                         (25,297)

NET ASSETS - 100%                                                               $ 2,597,405


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,325,000 or 3.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Security purchased on a delayed delivery or when-issued basis.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST (000S)

Micron Technology, Inc. 6.5%  3/3/99            $ 774
9/30/05

Mothers  Work, Inc.           6/18/98           $ 1

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS        S&P RATINGS

Aaa, Aa, A    25.9%    AAA, AA, A    23.3%

Baa           6.3%     BBB           6.3%

Ba            0.3%     BB            0.6%

B             3.5%     B             4.2%

Caa           0.9%     CCC           0.5%

Ca, C         0.0%     CC, C         0.0%

                       D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.2%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $2,350,981,000. Net unrealized appreciation aggregated $271,721,000, of which $368,365,000 related to appreciated investment securities and $96,644,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                                          MAY 31, 2000

ASSETS

Investment in securities, at               $ 2,622,702
value (cost $2,342,684) -
See accompanying schedule

Commitment to sell securities $ (13,099) on a delayed delivery basis

Receivable for securities       13,134      35
sold on a delayed delivery
basis

Receivable for investments                  32,362
sold, regular delivery

Cash                                        104

Receivable for fund shares                  1,835
sold

Dividends receivable                        1,513

Interest receivable                         12,771

Other receivables                           401

 TOTAL ASSETS                               2,671,723

LIABILITIES

Payable for investments        $ 46,048
purchased Regular delivery

 Delayed delivery               13,079

Payable for fund shares         7,807
redeemed

Accrued management fee          927

Distribution fees payable       1,122

Other payables and accrued      555
expenses

Collateral on securities        4,780
loaned, at value

 TOTAL LIABILITIES                          74,318

NET ASSETS                                 $ 2,597,405

Net Assets consist of:

Paid in capital                            $ 2,223,240

Undistributed net investment                16,130
income

Accumulated undistributed net               77,995
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 280,040
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 2,597,405

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                             MAY 31, 2000

CALCULATION OF MAXIMUM             $17.34
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($61,885
(divided by) 3,568 shares)

Maximum offering price per         $18.40
share (100/94.25 of $17.34)

CLASS T: NET ASSET VALUE and       $17.37
redemption price per share
($2,309,768 (divided by)
132,942 shares)

Maximum offering price per         $18.00
share (100/96.50 of $17.37)

CLASS B: NET ASSET VALUE and       $17.26
offering price per share
($114,239 (divided by)
6,620.6 shares) A

CLASS C: NET ASSET VALUE and       $17.25
offering price per share
($55,830 (divided by) 3,236
shares) A

INSTITUTIONAL CLASS: NET           $17.48
ASSET VALUE, offering price
and redemption price   per
share ($55,683 (divided by)
3,186 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                        SIX MONTHS ENDED MAY 31, 2000

INVESTMENT INCOME                            $ 12,777
Dividends

Interest                                      41,032

Security lending                              9

 TOTAL INCOME                                 53,818

EXPENSES

Management fee                   $ 6,087

Transfer agent fees               2,849

Distribution fees                 7,358

Accounting and security           309
lending fees

Non-interested trustees'          9
compensation

Custodian fees and expenses       45

Registration fees                 65

Audit                             20

Legal                             10

Miscellaneous                     4

 Total expenses before            16,756
reductions

 Expense reductions               (237)       16,519

NET INVESTMENT INCOME                         37,299

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            85,275

 Foreign currency transactions    (61)        85,214

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (164,682)

 Assets and liabilities in        (13)
foreign currencies

 Delayed delivery commitments     35          (164,660)

NET GAIN (LOSS)                               (79,446)

NET INCREASE (DECREASE) IN                   $ (42,147)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 37,299                       $ 78,121
income

 Net realized gain (loss)       85,214                         150,661

 Change in net unrealized       (164,660)                      (63,666)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (42,147)                       165,116
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (33,707)                       (79,816)
From net investment income

 From net realized gain         (133,986)                      (283,307)

 TOTAL DISTRIBUTIONS            (167,693)                      (363,123)

Share transactions - net        (297,236)                      150,767
increase (decrease)

  TOTAL INCREASE (DECREASE)     (507,076)                      (47,240)
IN NET ASSETS

NET ASSETS

 Beginning of period            3,104,481                      3,151,721

 End of period (including      $ 2,597,405                    $ 3,104,481
undistributed net investment
income of $16,130 and
$12,538, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31,   YEARS ENDED NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                 2000                       1999                      1998 H    1998              1997

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 18.64                    $ 19.91                   $ 19.25   $ 18.75           $ 16.04
of period

Income from Investment
Operations

Net investment income D           .25                        .50                       .05       .53               .48

Net realized and unrealized       (.51)                      .53                       .61       1.80              2.83
gain (loss)

Total from  investment            (.26)                      1.03                      .66       2.33              3.31
operations

Less Distributions

From net investment income        (.23)                      (.52)                     -         (.57)             (.49)

From net  realized gain           (.81)                      (1.78)                    -         (1.26)            (.11)

Total distributions               (1.04)                     (2.30)                    -         (1.83)            (.60)

Net asset value, end of period   $ 17.34                    $ 18.64                   $ 19.91   $ 19.25           $ 18.75

TOTAL RETURN B, C                 (1.51)%                    5.65%                     3.43%     13.04%            20.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 62                       $ 59                      $ 17      $ 16              $ 8
(in millions)

Ratio of expenses to average      .92% A                     .93%                      1.02% A   1.05%             1.41% F
net assets

Ratio of expenses to average      .90% A, G                  .91% G                    1.02% A   1.02% G           1.40% G
net assets  after expense
reductions

Ratio of net investment           2.89% A                    2.68%                     3.13% A   2.76%             2.68%
income  to average  net
assets

Portfolio turnover                134% A                     93%                       73% A     85%               70%



FINANCIAL HIGHLIGHTS - CLASS A

                                 YEARS ENDED OCTOBER 31,

                                 1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 15.22
of period

Income from Invest- ment
Operations

Net investment income D           .08

Net realized and unrealized       .88
gain (loss)

Total from  investment            .96
operations

Less Distributions

From net investment income        (.14)

From net  realized gain           -

Total distributions               (.14)

Net asset value, end of period   $ 16.04

TOTAL RETURN B, C                 6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 1
(in millions)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of expenses to average      1.49% A, G
net assets  after expense
reductions

Ratio of net investment           3.07% A
income  to average  net
assets

Portfolio turnover                223%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                 2000                      1999                      1998 F    1998                1997

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.67                   $ 19.96                   $ 19.30   $ 18.79             $ 16.07
period

Income from Investment
Operations

Net investment income             .23 D                     .46 D                     .05 D     .51 D               .53 D

Net realized and unrealized       (.51)                     .51                       .61       1.80                2.84
gain (loss)

Total from investment             (.28)                     .97                       .66       2.31                3.37
operations

Less Distributions

From net investment income        (.21)                     (.48)                     -         (.54)               (.54)

From net realized gain            (.81)                     (1.78)                    -         (1.26)              (.11)

 Total distributions              (1.02)                    (2.26)                    -         (1.80)              (.65)

Net asset value, end of period   $ 17.37                   $ 18.67                   $ 19.96   $ 19.30             $ 18.79

TOTAL RETURN B, C                 (1.63)%                   5.30%                     3.42%     12.90%              21.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,310                   $ 2,802                   $ 2,993   $ 2,903             $ 2,901
millions)

Ratio of expenses to average      1.16% A                   1.16%                     1.22% A   1.16%               1.17%
net assets

Ratio of expenses to average      1.15% A, E                1.14% E                   1.22% A   1.15% E             1.17%
net assets after  expense
reductions

Ratio of net investment           2.64% A                   2.45%                     2.92% A   2.68%               2.98%
income to average net assets

Portfolio turnover                134% A                    93%                       73% A     85%                 70%



FINANCIAL HIGHLIGHTS - CLASS T
                                 YEARS ENDED OCTOBER 31,

                                 1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.30   $ 14.67
period

Income from Investment
Operations

Net investment income             .51 D     .59

Net realized and unrealized       .88       .54
gain (loss)

Total from investment             1.39      1.13
operations

Less Distributions

From net investment income        (.59)     (.50)

From net realized gain            (.03)     -

 Total distributions              (.62)     (.50)

Net asset value, end of period   $ 16.07   $ 15.30

TOTAL RETURN B, C                 9.30%     7.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,993   $ 3,441
millions)

Ratio of expenses to average      1.26%     1.47%
net assets

Ratio of expenses to average      1.25% E   1.46% E
net assets after  expense
reductions

Ratio of net investment           3.32%     3.99%
income to average net assets

Portfolio turnover                223%      297%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F ONE MONTH ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                SIX MONTHS ENDED MAY 31,  YEARS ENDED  NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                2000                      1999                       1998 G    1998

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 18.54                   $ 19.86                    $ 19.21   $ 18.71
of period

Income from  Investment
Operations

Net investment income D          .18                       .36                        .04       .38

Net realized and  unrealized     (.50)                     .50                        .61       1.81
gain (loss)

Total from  investment           (.32)                     .86                        .65       2.19
operations

Less Distributions

From net  investment income      (.15)                     (.40)                      -         (.43)

From net realized gain           (.81)                     (1.78)                     -         (1.26)

Total distributions              (.96)                     (2.18)                     -         (1.69)

Net asset value,  end of        $ 17.26                   $ 18.54                    $ 19.86   $ 19.21
period

TOTAL RETURN B, C                (1.86)%                   4.71%                      3.38%     12.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 114                     $ 124                      $ 57      $ 51
millions)

Ratio of expenses to  average    1.71% A                   1.69%                      1.80% A   1.74%
net assets

Ratio of expenses to  average    1.70% A, F                1.68% F                    1.80% A   1.73% F
net assets after expense
reductions

Ratio of net investment          2.10% A                   1.91%                      2.35% A   2.02%
income to average  net assets

Portfolio turnover               134% A                    93%                        73% A     85%



FINANCIAL HIGHLIGHTS - CLASS B

                                YEARS ENDED OCTOBER 31,

                                1997 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 16.36
of period

Income from  Investment
Operations

Net investment income D          .29

Net realized and  unrealized     2.38
gain (loss)

Total from  investment           2.67
operations

Less Distributions

From net  investment income      (.32)

From net realized gain           -

Total distributions              (.32)

Net asset value,  end of        $ 18.71
period

TOTAL RETURN B, C                16.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 16
millions)

Ratio of expenses to  average    2.12% A
net assets

Ratio of expenses to  average    2.11% A, F
net assets after expense
reductions

Ratio of net investment          1.88% A
income to average  net assets

Portfolio turnover               70%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,               YEAR ENDED OCTOBER 31,

                                 2000                      1999                      1998 H       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.55                   $ 19.88                   $ 19.22      $ 19.05
period

Income from Investment
Operations

Net investment income D           .18                       .36                       .04          .36

Net realized and  unrealized      (.51)                     .48                       .62          1.56
gain (loss)

Total from investment             (.33)                     .84                       .66          1.92
operations

Less Distributions

From net investment income        (.16)                     (.39)                     -            (.49)

From net realized gain            (.81)                     (1.78)                    -            (1.26)

Total distributions               (.97)                     (2.17)                    -            (1.75)

Net asset value, end of period   $ 17.25                   $ 18.55                   $ 19.88      $ 19.22

TOTAL RETURN B, C                 (1.91)%                   4.60%                     3.43%        10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 56                      $ 53                      $ 21         $ 20
(in millions)

Ratio of expenses to average      1.68% A                   1.66%                     1.77% A      1.80% A, F
net assets

Ratio of expenses to average      1.66% A, G                1.65% G                   1.76% A, G   1.79% A, G
net assets after expense
reductions

Ratio of net investment           2.13% A                   1.95%                     2.37% A      1.89% A
income to average net assets

Portfolio turnover                134% A                    93%                       73% A        85%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                 2000                      1999                      1998 H    1998                1997

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.77                   $ 20.03                   $ 19.35   $ 18.85             $ 16.11
period

Income from Investment
Operations

Net investment income             .28 D                     .56 D                     .05 D     .60 D               .61 D

Net realized and unrealized       (.51)                     .53                       .63       1.81                2.86
gain (loss)

Total from investment             (.23)                     1.09                      .68       2.41                3.47
operations

Less Distributions

From net investment income        (.25)                     (.57)                     -         (.65)               (.62)

From net realized gain            (.81)                     (1.78)                    -         (1.26)              (.11)

Total distributions               (1.06)                    (2.35)                    -         (1.91)              (.73)

Net asset value, end of period   $ 17.48                   $ 18.77                   $ 20.03   $ 19.35             $ 18.85

TOTAL RETURN B, C                 (1.34)%                   5.95%                     3.51%     13.45%              21.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 56                      $ 67                      $ 63      $ 61                $ 39
millions)

Ratio of expenses to average      .63% A                    .64%                      .66% A    .65%                .69%
net assets

Ratio of expenses to average      .62% A, G                 .63% G                    .66% A    .63% G              .69%
net assets after  expense
reductions

Ratio of net investment           3.18% A                   2.96%                     3.48% A   3.15%               3.42%
income to average net assets

Portfolio turnover                134% A                    93%                       73% A     85%                 70%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED OCTOBER 31,

                                 1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.40   $ 15.23
period

Income from Investment
Operations

Net investment income             .54 D     .25

Net realized and unrealized       .87       .09
gain (loss)

Total from investment             1.41      .34
operations

Less Distributions

From net investment income        (.67)     (.17)

From net realized gain            (.03)     -

Total distributions               (.70)     (.17)

Net asset value, end of period   $ 16.11   $ 15.40

TOTAL RETURN B, C                 9.41%     2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 22      $ 1
millions)

Ratio of expenses to average      1.06%     .92% A, F
net assets

Ratio of expenses to average      1.03% G   .91% A, G
net assets after  expense
reductions

Ratio of net investment           3.54%     4.54% A
income to average net assets

Portfolio turnover                223%      297%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity
Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $821,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,855,292,000 and $2,261,414,000, respectively, of which U.S. government and government agency obligations aggregated
$443,014,000 and $411,240,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 75,000     $ 0

CLASS T    6,418,000    46,000

CLASS B    595,000      447,000

CLASS C    270,000      136,000

          $ 7,358,000  $ 629,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 93,000     $ 32,000

CLASS T    277,000      73,000

CLASS B    233,000      233,000*

CLASS C    19,000       19,000*

          $ 622,000    $ 357,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 61,000     .21*

CLASS T                 2,537,000   .20*

CLASS B                 144,000     .24*

CLASS C                 56,000      .21*

INSTITUTIONAL CLASS     51,000      .17*

                       $ 2,849,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $73,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,705,000. The fund received cash collateral of $4,780,000 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,157,000. The weighted average interest rate was 6.60%. At period end there were no bank borrowing outstanding.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $229,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 1,000

8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999

FROM NET INVESTMENT INCOME

Class A                     $ 730                          $ 939

Class T                      30,650                         74,262

Class B                      1,001                          1,847

Class C                      467                            731

Institutional Class          859                            2,037

Total                       $ 33,707                       $ 79,816

FROM NET REALIZED GAIN

Class A                     $ 2,577                        $ 1,512

Class T                      120,792                        269,024

Class B                      5,431                          5,204

Class C                      2,339                          1,905

Institutional Class          2,847                          5,662

Total                       $ 133,986                      $ 283,307

                            $ 167,693                      $ 363,123


10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

AMOUNTS IN THOUSANDS            SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              1,194                     2,611                   $ 21,331

Reinvestment of distributions    175                       128                      3,126

Shares redeemed                  (988)                     (399)                    (17,410)

Net increase (decrease)          381                       2,340                   $ 7,047

CLASS T Shares sold              12,088                    28,944                  $ 215,375

Reinvestment of distributions    7,974                     17,793                   142,917

Shares redeemed                  (37,161)                  (46,676)                 (661,809)

Net increase (decrease)          (17,099)                  61                      $ (303,517)

CLASS B Shares sold              1,045                     4,784                   $ 18,478

Reinvestment of distributions    326                       349                      5,798

Shares redeemed                  (1,434)                   (1,332)                  (25,306)

Net increase (decrease)          (63)                      3,801                   $ (1,030)

CLASS C Shares sold              1,096                     2,102                   $ 19,513

Reinvestment of distributions    123                       109                      2,184

Shares redeemed                  (815)                     (441)                    (14,345)

Net increase (decrease)          404                       1,770                   $ 7,352

INSTITUTIONAL CLASS Shares       359                       1,124                   $ 6,405
sold

Reinvestment of distributions    202                       406                      3,634

Shares redeemed                  (950)                     (1,107)                  (17,127)

Net increase (decrease)          (389)                     423                     $ (7,088)



                                DOLLARS

AMOUNTS IN THOUSANDS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 49,162

Reinvestment of distributions    2,356

Shares redeemed                  (7,485)

Net increase (decrease)         $ 44,033

CLASS T Shares sold             $ 546,131

Reinvestment of distributions    325,900

Shares redeemed                  (877,940)

Net increase (decrease)         $ (5,909)

CLASS B Shares sold             $ 89,864

Reinvestment of distributions    6,381

Shares redeemed                  (24,790)

Net increase (decrease)         $ 71,455

CLASS C Shares sold             $ 39,467

Reinvestment of distributions    2,008

Shares redeemed                  (8,264)

Net increase (decrease)         $ 33,211

INSTITUTIONAL CLASS Shares      $ 21,324
sold

Reinvestment of distributions    7,458

Shares redeemed                  (20,805)

Net increase (decrease)         $ 7,977


INDEPENDENT AUDITORS' REPORT

To the Trustees of Fidelity Advisor
Series I and Shareholders of
Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund, (the fund), a series of Fidelity Advisor Series I (the Trust), including the portfolio of investments, as of May 31, 2000, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended November 30, 1999, and the financial highlights for the six months ended May 31, 2000, the year ended November 30, 1999, the one month ended November 30, 1998, and for each of the years in the four-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of May 31, 2000, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended November 30, 1999, and its financial highlights for the six months ended May 31, 2000, the year ended November 30, 1999, the one month ended November 30, 1998, and for each of the years in the four-year period ended October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 6, 2000








INVESTMENT ADVISER
Fidelity Management &
Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Kevin Grant, Vice President
John Avery, Vice President
Eric D. Roiter, Secretary
Robert A Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified
 International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
 Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AIG-SANN-0700  106023
1.703549.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
BALANCED FUND -
INSTITUTIONAL CLASS


SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     6   The managers' review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            10  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   11  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          40  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         49  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  58  The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR BALANCED FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL  -1.34%         -1.81%       69.80%        195.04%

Fidelity Balanced 60/40          2.47%          7.36%        115.86%       260.76%
Composite

 S&P 500 (registered trademark)  2.90%          10.48%       190.44%       398.93%

 LB Aggregate Bond               1.38%          2.11%        33.62%        111.28%

Balanced Funds Average           2.78%          5.39%        89.23%        205.16%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 476 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL  -1.81%       11.17%        11.43%

Fidelity Balanced 60/40          7.36%        16.64%        13.69%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL I           Fid Balanced 60/40 Comp
LB Aggregate Bond           S&P 500
             00642                       F0021
LB001                       SP001
  1990/05/31      10000.00                    10000.00
   10000.00                    10000.00
  1990/06/30      10042.42                    10023.60
   10161.00                     9932.00
  1990/07/31      10016.54                    10059.68
   10301.22                     9900.22
  1990/08/31       9403.99                     9460.13
   10163.19                     9005.24
  1990/09/30       9186.93                     9215.11
   10247.54                     8566.68
  1990/10/31       9099.52                     9238.15
   10377.68                     8529.85
  1990/11/30       9510.36                     9675.67
   10600.80                     9080.87
  1990/12/31       9801.00                     9898.01
   10766.18                     9334.23
  1991/01/31      10307.03                    10206.04
   10899.68                     9741.20
  1991/02/28      10910.71                    10678.58
   10992.32                    10437.70
  1991/03/31      11187.83                    10863.11
   11068.17                    10690.29
  1991/04/30      11402.98                    10925.68
   11187.71                    10715.95
  1991/05/31      11878.11                    11234.22
   11252.60                    11178.88
  1991/06/30      11634.66                    10923.25
   11246.97                    10666.88
  1991/07/31      12132.26                    11289.40
   11403.30                    11163.96
  1991/08/31      12439.86                    11547.48
   11649.61                    11428.55
  1991/09/30      12531.45                    11525.54
   11886.10                    11237.69
  1991/10/31      12896.53                    11669.38
   12018.04                    11388.28
  1991/11/30      12595.34                    11430.15
   12128.60                    10929.33
  1991/12/31      13180.53                    12350.51
   12488.82                    12179.64
  1992/01/31      13267.24                    12145.49
   12318.97                    11953.10
  1992/02/29      13546.65                    12271.81
   12399.05                    12108.49
  1992/03/31      13498.56                    12100.74
   12329.61                    11872.38
  1992/04/30      13605.46                    12349.04
   12418.39                    12221.42
  1992/05/31      13877.57                    12478.71
   12653.09                    12281.31
  1992/06/30      13751.39                    12436.03
   12827.71                    12098.32
  1992/07/31      14152.96                    12842.69
   13089.39                    12593.14
  1992/08/31      14152.96                    12736.61
   13221.59                    12334.98
  1992/09/30      14270.05                    12887.41
   13378.93                    12480.53
  1992/10/31      14220.70                    12845.91
   13200.99                    12524.21
  1992/11/30      14309.52                    13109.77
   13203.63                    12951.29
  1992/12/31      14393.08                    13289.90
   13413.57                    13110.59
  1993/01/31      14664.65                    13458.94
   13671.11                    13220.72
  1993/02/28      14978.00                    13662.98
   13910.35                    13400.52
  1993/03/31      15543.31                    13858.91
   13968.78                    13683.27
  1993/04/30      15985.60                    13696.48
   14066.56                    13352.14
  1993/05/31      16290.99                    13923.84
   14084.85                    13709.97
  1993/06/30      16186.10                    14048.88
   14339.78                    13749.73
  1993/07/31      16355.92                    14047.19
   14421.52                    13694.73
  1993/08/31      16950.29                    14464.96
   14673.90                    14213.77
  1993/09/30      16791.82                    14413.75
   14713.51                    14104.32
  1993/10/31      17016.42                    14614.10
   14767.95                    14396.28
  1993/11/30      16791.82                    14481.11
   14642.43                    14259.51
  1993/12/31      17222.05                    14617.53
   14721.50                    14432.05
  1994/01/31      17700.75                    14994.66
   14920.24                    14922.74
  1994/02/28      17389.04                    14646.48
   14660.62                    14518.34
  1994/03/31      16694.57                    14118.62
   14298.51                    13885.34
  1994/04/30      16559.93                    14181.87
   14184.12                    14063.07
  1994/05/31      16627.25                    14320.86
   14182.70                    14293.70
  1994/06/30      16311.69                    14097.74
   14151.50                    13943.51
  1994/07/31      16627.11                    14487.40
   14433.11                    14400.86
  1994/08/31      16829.88                    14850.74
   14450.43                    14991.29
  1994/09/30      16717.42                    14545.11
   14238.01                    14624.00
  1994/10/31      16559.39                    14736.24
   14225.20                    14953.04
  1994/11/30      16333.63                    14401.25
   14193.90                    14408.45
  1994/12/31      16344.91                    14569.14
   14291.84                    14622.13
  1995/01/31      16299.39                    14911.20
   14574.82                    15001.28
  1995/02/28      16583.94                    15401.81
   14921.70                    15585.88
  1995/03/31      16859.48                    15712.09
   15012.72                    16045.82
  1995/04/30      17043.11                    16077.71
   15222.90                    16518.37
  1995/05/31      17375.94                    16712.17
   15812.03                    17178.61
  1995/06/30      17584.54                    16993.90
   15927.45                    17577.67
  1995/07/31      17850.63                    17317.06
   15892.41                    18160.55
  1995/08/31      17908.47                    17426.95
   16084.71                    18206.13
  1995/09/30      18092.94                    17935.82
   16240.73                    18974.43
  1995/10/31      18011.07                    17990.67
   16451.86                    18906.69
  1995/11/30      18502.28                    18572.49
   16698.64                    19736.69
  1995/12/31      18796.54                    18891.12
   16932.42                    20116.82
  1996/01/31      18951.30                    19326.82
   17044.18                    20801.60
  1996/02/29      18653.70                    19299.80
   16747.61                    20994.43
  1996/03/31      18511.86                    19357.28
   16630.37                    21196.61
  1996/04/30      18499.85                    19485.11
   16537.24                    21509.04
  1996/05/31      18595.89                    19771.04
   16504.17                    22063.76
  1996/06/30      18704.69                    19922.21
   16725.32                    22147.83
  1996/07/31      18316.52                    19415.62
   16770.48                    21169.33
  1996/08/31      18449.96                    19648.11
   16741.97                    21615.80
  1996/09/30      19191.52                    20448.34
   17033.28                    22832.33
  1996/10/31      19705.25                    20968.30
   17411.42                    23462.05
  1996/11/30      20769.41                    22062.71
   17709.16                    25235.54
  1996/12/31      20428.13                    21718.40
   17544.46                    24735.63
  1997/01/31      21136.84                    22559.51
   17598.85                    26281.11
  1997/02/28      21472.54                    22688.19
   17642.85                    26487.15
  1997/03/31      20744.66                    22028.10
   17447.01                    25398.80
  1997/04/30      21610.58                    22949.32
   17708.72                    26915.11
  1997/05/31      22489.06                    23874.82
   17876.95                    28553.70
  1997/06/30      23353.95                    24630.22
   18089.69                    29832.90
  1997/07/31      24643.67                    26072.12
   18578.11                    32206.71
  1997/08/31      23568.91                    25107.14
   18420.19                    30402.49
  1997/09/30      24530.82                    26080.84
   18692.81                    32067.63
  1997/10/31      24033.57                    25709.45
   18963.86                    30996.57
  1997/11/30      24607.32                    26470.81
   19051.09                    32431.40
  1997/12/31      25110.30                    26850.46
   19243.51                    32988.25
  1998/01/31      25357.83                    27166.11
   19489.82                    33353.10
  1998/02/28      26292.94                    28332.95
   19474.23                    35758.53
  1998/03/31      27231.69                    29242.04
   19540.45                    37589.72
  1998/04/30      27425.80                    29479.37
   19642.06                    37967.87
  1998/05/31      27384.21                    29287.34
   19828.66                    37315.21
  1998/06/30      27998.34                    30100.51
   19996.87                    38830.95
  1998/07/31      27956.41                    29933.72
   20039.30                    38417.40
  1998/08/31      25048.94                    27531.92
   20365.47                    32863.01
  1998/09/30      26378.00                    28847.96
   20842.26                    34968.22
  1998/10/31      27265.72                    30194.98
   20732.30                    37812.53
  1998/11/30      28223.89                    31361.45
   20849.72                    40104.35
  1998/12/31      29143.85                    32483.40
   20912.41                    42415.16
  1999/01/31      29501.33                    33391.28
   21061.79                    44188.96
  1999/02/28      28955.59                    32535.40
   20694.05                    42815.57
  1999/03/31      29718.67                    33388.65
   20808.87                    44528.62
  1999/04/30      30786.22                    34206.87
   20874.83                    46253.21
  1999/05/31      30048.35                    33601.89
   20691.13                    45161.18
  1999/06/30      30713.18                    34677.91
   20625.05                    47667.62
  1999/07/31      30001.13                    33970.06
   20538.43                    46179.44
  1999/08/31      29637.19                    33862.27
   20527.99                    45950.85
  1999/09/30      29091.92                    33462.55
   20766.21                    44691.34
  1999/10/31      29888.52                    34782.44
   20842.82                    47519.41
  1999/11/30      29904.45                    35205.75
   20841.37                    48485.47
  1999/12/31      30643.13                    36382.02
   20740.88                    51341.27
  2000/01/31      29672.98                    35237.71
   20673.03                    48761.88
  2000/02/29      29170.33                    35007.92
   20923.01                    47838.82
  2000/03/31      30770.23                    37247.17
   21198.47                    52518.89
  2000/04/30      30010.68                    36532.20
   21137.98                    50938.60
  2000/05/31      29504.31                    36075.70
   21128.28                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000622 091040 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Institutional Class on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $29,504 - a 195.04% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $49,893 - a 398.93% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,128 - a 111.28% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $36,076 - a 260.76% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

It was the best of times, it was the
worst of times. At least that's how
some investors might describe the
six-month period that ended May 31,
2000. Technology stocks led the
market's narrow advances, soaring
during the first half of the period
as bulls snapped up shares of those
companies expected to fuel the new
economy. The performance disparity
between technology and the broader
market reached an inflection point
in early March, as the tech-laden
NASDAQ set record highs and the
Standard & Poor's 500SM      Index
dipped to six-month lows. The tech
bubble burst, though, as the threat
of higher interest rates, coupled
with a sudden loss of confidence in
valuation levels, sent nervous
investors fleeing for stability
elsewhere in the market. The S&P
500, a beneficiary of the mass
migration, recovered its earlier losses
and finished 2.90% higher. The
NASDAQ completed its grueling
six-month round trip up 2.05%. Three
rate hikes levied by the Federal
Reserve Board during the period
in an attempt to cool the economy
made life difficult for bonds as well.
Reflecting the struggle, the Lehman
Brothers Aggregate Bond Index
returned 1.38%. Treasuries managed
to stave off the period's bond malaise,
rallying on the U.S. government's
decision to repurchase long-term
debt and curtail future issuance.
Conversely, the spread sectors -
namely corporate bonds, mortgage
securities and government agencies
- were plagued by deteriorating
technical factors and wider yield
spreads relative to Treasuries.

(photograph of Kevin Grant)(photograph of John Avery)

An interview with John Avery (right), Lead Portfolio Manager of
Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments

Q. HOW DID THE FUND PERFORM, JOHN?

J.A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned -1.34%. In comparison, the Fidelity Balanced 60/40 Composite Index returned 2.47%, while the balanced funds average tracked by Lipper Inc. returned 2.78%. For the 12-month period that ended May 31, 2000, the fund's Institutional Class shares returned -1.81%. For the same period, the Composite index and Lipper average returned 7.36% and 5.39%, respectively.

Q. WHY DID THE FUND LAG BOTH ITS BENCHMARK AND ITS PEERS DURING THE SIX-MONTH PERIOD?

J.A. The fund's underexposure to technology during the sector's impressive run-up early in the period detracted from both relative and absolute performance. Underweighting tech was double trouble in the sense that most other areas of the market in which the fund was invested had a difficult six months. So, even though the technology group corrected a lot during the second half of the period - as the market turned elsewhere for growth - it was up so much in the first half that, for all intents and purposes, our fate was sealed.

Q. HOW DID YOUR ASSET ALLOCATION DECISIONS PLAY OUT FOR THE FUND?

J.A. The fund's equity weighting remained fairly neutral, hovering around 60% for much of the period. I didn't feel it prudent to make any significant asset allocation bets, although I did raise the fund's equity exposure slightly during the market's upturn early in the period by investing in convertible securities. I used this asset class as an indirect, less volatile way to participate in some of the names I liked within the technology sector. This strategy helped provide some nice yield and afforded us the added benefit of downside protection, as convertible securities gave back less than their pure stock equivalents during the correction. In terms of bonds, the fund's exposure to investment-grade issues paid off, while our small position in poorly performing high-yield debt detracted from returns.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES AND HOW DID THEY INFLUENCE
PERFORMANCE?

J.A. When things started to fall apart for technology in the spring, I took advantage of the opportunity to increase the fund's exposure to large, high-quality companies, many of which had dropped sharply from their highs of the period. However, the fund was hurt by not owning enough of the period's top performers along the way, particularly those in technology and telecommunications - namely Oracle, Intel, Nortel and Sun Microsystems. Looking elsewhere, the fund's healthy exposure to large drug companies such as Bristol-Myers Squibb and Merck proved harmful, as the group suffered from the threat of government regulation and largely unattractive growth rates relative to tech and biotechnology issues. On a more positive note, our lack of exposure to a generally weak consumer nondurables sector, and some good picks in media stocks, such as Time Warner and Viacom, helped boost returns.

Q. WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND?

J.A. A number of the fund's financial holdings performed well - most notably Bank of New York, Morgan Stanley Dean Witter, American International Group and Citigroup - benefiting from strong capital markets activity. Texas Instruments jumped on higher earnings backed by strong demand for chips used in a variety of wireless communication devices.

Q. WHAT STOCKS DISAPPOINTED?

J.A. Motorola was hurt by execution problems and narrowing margins in its cellular handset business. Traditional telecommunications providers AT&T, WorldCom and SBC Communications recoiled in response to increased competition and falling prices. Freddie Mac, a leading financer of home loans, was plagued by steadily rising interest rates.

Q. TURNING TO YOU, KEVIN, HOW DID THE FUND'S BOND INVESTMENTS FARE?

K.G. The investment-grade portion of the fund performed well during the six-month period, benefiting from its exposure to a strong rally in the government market. An announcement by the U.S. Treasury in January of its intent to repurchase long-term debt and reduce future issuance sent the price of the long bond higher and its yield lower. This action, coupled with rising short-term interest rates, induced an inverted yield curve, which occurs when short-term issues provide a higher yield than their longer-term counterparts. This inversion hurt the spread sectors - most notably corporate bonds and mortgage securities - with yield spreads widening out significantly relative to comparable duration Treasuries.

Q. HOW DID THIS ENVIRONMENT AFFECT THE FUND?

K.G. The fund was well-positioned for these changes, as we knew about the Treasury buybacks months in advance and had ample time to prepare for them. Our strategy to reduce the fund's exposure to long-term corporates in exchange for more Treasuries worked out beautifully, and helped the fund's bond subportfolio outperform the Lehman Brothers Aggregate Bond Index during the period. So, despite the Federal Reserve Board's efforts to hike interest rates during the period, the supply/demand imbalance spurred by the Treasury buybacks helped ensure our success.

Q. JOHN, WHAT'S YOUR OUTLOOK?

J.A. I'm bullish overall, as business remains strong in many areas of the economy, although I temper that enthusiasm with concern about interest rates rising further. The Fed has made its position quite clear that if it hasn't slowed the economy yet, it most assuredly will do so in the coming months. In this uncertain environment, I believe the market will begin to focus more on revenues and earnings. As such, the companies capable of delivering robust top-line growth and strong bottom-line earnings should be the ones to reap the rewards. Given the extent to which technology and the Internet have transformed the global landscape, I expect we'll see strong performance from this sector going forward. I'll continue to focus my efforts on an individual company basis, with the hopes of finding the best names in the tech space and beyond.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: both income and
growth of capital

START DATE: January 6, 1987

SIZE: as of May 31, 2000,
more than $2.5 billion

MANAGER: John Avery, since
1998, and Kevin Grant since
1996; John Avery joined
Fidelity in 1995; Kevin Grant
joined Fidelity in 1993

JOHN AVERY ON THE
IMPORTANCE OF SKILLED,
SEASONED MANAGEMENT IN A
RAPIDLY CHANGING ECONOMY:

"Technology will be a key
differentiating factor for the years
to come in terms of who wins and
who loses in specific industries.
Given the blazing speed at which
things are changing today,
management teams that don't
implement technology and use it to
their advantage are destined for
failure. The only way a company can
stay ahead of the curve is to have
management teams out there,
looking at what the future holds
and reshaping strategy
accordingly.

"The world has become a lot more
complicated due to advances in
technology. Companies today face
a new set of challenges, including
a loss of pricing power, overcapacity,
globalization and rapidly changing
competitor bases. If a firm is
incapable of managing its
business in this sort of environment,
it has little hope of surviving long
term, which doesn't bode well for
its stock price.

"Companies such as General
Electric, which have effectively
harnessed the power of technology
and used it as a competitive
weapon, have enjoyed much success
in recent years. GE - the fund's
top equity holding at the close of
the period - is led by one of the
strongest management teams in the
world, and identified the Internet
as a driving force early on. In doing
so, it was one of the few traditional
companies to stay ahead of the
curve on transitioning into the
new economy."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            3.5                     2.5

Cisco Systems, Inc.             2.0                     1.2

Intel Corp.                     1.5                     0.6

Exxon Mobil Corp.               1.3                     2.3

Texas Instruments, Inc.         1.3                     1.1

                                9.6                     7.7

TOP FIVE BOND ISSUERS AS OF
MAY 31, 2000

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
ONE YEAR)                                              MONTHS AGO

Fannie Mae                      10.9                    8.6

U.S. Treasury Obligations       7.5                     5.3

Government National Mortgage    1.9                     1.8
Association

Freddie Mac                     0.7                     0.4

Comdisco, Inc.                  0.6                     0.5

                                21.6                    16.6

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      20.4                    12.6

Finance                         11.7                    15.0

Utilities                       9.7                     12.0

Media & Leisure                 6.8                     6.3

Health                          5.9                     6.8



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          57.1%                         Stocks                                 61.8%

Bonds                           37.5%                         Bonds                                  32.2%

Convertible  Securities          2.0%                         Convertible  Securities                 1.9%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 3.4%                         Net Other Assets                        4.1%

* FOREIGN  INVESTMENTS           7.0%                         ** FOREIGN INVESTMENTS                  3.9%

Row: 1, Col: 1, Value: 57.1                                   Row: 1, Col: 1, Value: 61.8
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 37.0                                   Row: 1, Col: 3, Value: 32.2
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0                                    Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.9                                    Row: 1, Col: 8, Value: 4.1







INVESTMENTS MAY 31, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 56.0%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.5%

AEROSPACE & DEFENSE - 0.3%

Boeing Co.                        122,400                $ 4,781

Textron, Inc.                     39,700                  2,491

                                                          7,272

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            86,900                  5,133

TOTAL AEROSPACE & DEFENSE                                 12,405

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.5%

E.I. du Pont de Nemours and       117,120                 5,739
Co.

Praxair, Inc.                     144,200                 6,056

                                                          11,795

METALS & MINING - 0.1%

Alcoa, Inc.                       60,500                  3,535

TOTAL BASIC INDUSTRIES                                    15,330

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.3%

AutoNation, Inc. (a)              59,900                  472

Danaher Corp.                     85,800                  4,134

Delphi Automotive Systems         204,900                 3,701
Corp.

                                                          8,307

CONSUMER ELECTRONICS - 0.2%

General Motors Corp. Class H      48,200                  4,745
(a)

TOTAL DURABLES                                            13,052

ENERGY - 4.1%

ENERGY SERVICES - 0.9%

Diamond Offshore Drilling,        136,000                 5,559
Inc.

Halliburton Co.                   115,600                 5,896

Nabors Industries, Inc. (a)       142,500                 6,128

Schlumberger Ltd. (NY Shares)     75,900                  5,583

                                                          23,166

OIL & GAS - 3.2%

BP Amoco PLC                      1,100,518               9,973

Burlington Resources, Inc.        134,100                 6,135

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Chevron Corp.                     77,000                 $ 7,118

Conoco, Inc. Class B              396,600                 11,303

Exxon Mobil Corp.                 415,784                 34,640

Royal Dutch Petroleum Co. (NY     233,500                 14,579
Shares)

                                                          83,748

TOTAL ENERGY                                              106,914

FINANCE - 7.8%

BANKS - 1.6%

Bank of America Corp.             125,400                 6,968

Bank of New York Co., Inc.        346,100                 16,245

Chase Manhattan Corp.             233,300                 17,425

                                                          40,638

CREDIT & OTHER FINANCE - 2.4%

American Express Co.              588,000                 31,642

Arcadia Financial Ltd.            46                      0
warrants 3/15/07 (a)

Associates First Capital          79,400                  2,179
Corp. Class A

Citigroup, Inc.                   466,850                 29,032

                                                          62,853

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        207,500                 12,476

Freddie Mac                       336,200                 14,961

                                                          27,437

INSURANCE - 1.2%

AFLAC, Inc.                       83,000                  4,290

American International Group,     250,950                 28,248
Inc.

                                                          32,538

SECURITIES INDUSTRY - 1.5%

Charles Schwab Corp.              208,650                 5,999

Merrill Lynch & Co., Inc.         140,700                 13,877

Morgan Stanley Dean Witter &      264,600                 19,035
Co.

                                                          38,911

TOTAL FINANCE                                             202,377

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - 5.4%

DRUGS & PHARMACEUTICALS - 5.1%

American Home Products Corp.      131,700                $ 7,095

Amgen, Inc. (a)                   96,300                  6,127

Bristol-Myers Squibb Co.          399,780                 22,013

Eli Lilly & Co.                   358,700                 27,306

Merck & Co., Inc.                 93,700                  6,992

Schering-Plough Corp.             600,500                 29,049

Warner-Lambert Co.                270,200                 32,998

                                                          131,580

MEDICAL EQUIPMENT & SUPPLIES
- 0.3%

Johnson & Johnson                 42,700                  3,822

Medtronic, Inc.                   83,100                  4,290

                                                          8,112

TOTAL HEALTH                                              139,692

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 3.5%

General Electric Co.              1,711,400               90,062

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll-Rand Co.                53,400                  2,433

TOTAL INDUSTRIAL MACHINERY &                              92,495
EQUIPMENT

MEDIA & LEISURE - 4.1%

BROADCASTING - 1.6%

AT&T Corp. - Liberty Media        182,300                 8,078
Group Class A (a)

Benedek Communications Corp.      10,500                  21
warrants 7/1/07 (a)

Clear Channel Communications,     127,800                 9,569
Inc. (a)

CS Wireless Systems, Inc.         109                     0
(a)(g)

Infinity Broadcasting Corp.       245,800                 7,773
Class A (a)

Motient Corp. warrants 4/1/08     245                     4
(a)

Time Warner, Inc.                 203,601                 16,072

UIH Australia/Pacific, Inc.       4,430                   89
warrants 5/15/06 (a)

                                                          41,606

ENTERTAINMENT - 1.6%

MGM Grand, Inc.                   69,200                  2,249

Viacom, Inc. Class B              467,909                 29,010
(non-vtg.) (a)

Walt Disney Co.                   241,500                 10,188

                                                          41,447

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.7%

McGraw-Hill Companies, Inc.       356,600                $ 18,343

RESTAURANTS - 0.2%

McDonald's Corp.                  173,000                 6,196

TOTAL MEDIA & LEISURE                                     107,592

NONDURABLES - 1.6%

BEVERAGES - 0.7%

Anheuser-Busch Companies,         138,800                 10,757
Inc.

The Coca-Cola Co.                 161,700                 8,631

                                                          19,388

HOUSEHOLD PRODUCTS - 0.7%

Avon Products, Inc.               44,100                  1,822

Clorox Co.                        124,300                 4,925

Colgate-Palmolive Co.             108,100                 5,689

Procter & Gamble Co.              85,100                  5,659

                                                          18,095

TOBACCO - 0.2%

Philip Morris Companies, Inc.     201,120                 5,254

TOTAL NONDURABLES                                         42,737

RETAIL & WHOLESALE - 2.9%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(k)         70                      1

The Limited, Inc.                 240,000                 5,790

                                                          5,791

GENERAL MERCHANDISE STORES -
1.6%

Kohls Corp. (a)                   83,600                  4,326

Target Corp.                      177,300                 11,114

Wal-Mart Stores, Inc.             455,400                 26,242

                                                          41,682

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.1%

Home Depot, Inc.                  444,100                 21,678

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Lowe's Companies, Inc.            93,300                 $ 4,344

Staples, Inc. (a)                 102,700                 1,515

                                                          27,537

TOTAL RETAIL & WHOLESALE                                  75,010

SERVICES - 0.7%

ADVERTISING - 0.5%

Omnicom Group, Inc.               142,600                 11,969

SERVICES - 0.2%

Ecolab, Inc.                      150,200                 5,745

TOTAL SERVICES                                            17,714

TECHNOLOGY - 18.3%

COMMUNICATIONS EQUIPMENT - 4.8%

Cisco Systems, Inc. (a)           920,700                 52,422

Comverse Technology, Inc. (a)     63,900                  5,839

Corning, Inc.                     31,500                  6,093

Lucent Technologies, Inc.         250,300                 14,361

Nokia AB sponsored ADR            490,200                 25,490

Nortel Networks Corp.             413,400                 22,031

                                                          126,236

COMPUTER SERVICES & SOFTWARE
- 3.2%

America Online, Inc. (a)          251,400                 13,324

BEA Systems, Inc. (a)             80,300                  2,901

Computer Sciences Corp. (a)       40,100                  3,847

DecisionOne Corp.                 1,447                   0

DecisionOne Corp.:

Class A warrants 4/18/07 (a)      849                     0

Class B warrants 4/18/07 (a)      1,463                   0

Class C warrants 4/18/07 (a)      868                     0

Electronic Data Systems Corp.     46,400                  2,984

Inktomi Corp. (a)                 31,600                  3,527

Microsoft Corp. (a)               365,100                 22,842

Oracle Corp. (a)                  248,700                 17,875

Unisys Corp. (a)                  346,700                 9,404

Yahoo!, Inc. (a)                  52,300                  5,913

                                                          82,617

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 3.8%

Compaq Computer Corp.             278,400                $ 7,308

Dell Computer Corp. (a)           354,100                 15,271

EMC Corp. (a)                     207,800                 24,170

Hewlett-Packard Co.               69,300                  8,325

International Business            128,122                 13,749
Machines Corp.

Network Appliance, Inc. (a)       78,600                  5,075

Pitney Bowes, Inc.                205,100                 8,922

SCI Systems, Inc. (a)             42,900                  1,931

Sun Microsystems, Inc. (a)        191,300                 14,658

                                                          99,409

ELECTRONIC INSTRUMENTS - 0.4%

Applied Materials, Inc. (a)       86,200                  7,198

KLA-Tencor Corp. (a)              52,100                  2,582

                                                          9,780

ELECTRONICS - 6.1%

Altera Corp. (a)                  43,700                  3,753

Analog Devices, Inc. (a)          107,100                 8,247

Broadcom Corp. Class A (a)        36,700                  4,773

Flextronics International         58,400                  3,179
Ltd. (a)

Insilco Corp. warrants            600                     0
8/15/07 (a)

Intel Corp.                       315,400                 39,326

JDS Uniphase Corp. (a)            100,800                 8,870

Micron Technology, Inc. (a)       180,300                 12,610

Motorola, Inc.                    175,100                 16,416

Sanmina Corp. (a)                 70,500                  4,486

Texas Instruments, Inc.           457,200                 33,033

Tyco International Ltd.           413,290                 19,450

Xilinx, Inc. (a)                  44,600                  3,395

                                                          157,538

TOTAL TECHNOLOGY                                          475,580

UTILITIES - 5.9%

CELLULAR - 2.5%

China Telecom (Hong Kong)         750,000                 5,512
Ltd. (a)

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        6,760                   19
 .47) (a)

warrants 1/15/07 (CV ratio        1,445                   7
 .6) (a)

McCaw International Ltd.          6,190                   15
warrants 4/16/07 (a)(g)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.       88,900                 $ 8,234
Class A (a)

QUALCOMM, Inc. (a)                73,400                  4,872

Sprint Corp. - PCS Group          290,900                 16,145
Series 1 (a)

Vodafone AirTouch PLC             318,400                 14,587
sponsored ADR

VoiceStream Wireless Corp. (a)    139,100                 15,927

WebLink Wireless, Inc. Class      24,770                  158
A (a)

                                                          65,476

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     90,300                  7,879

NRG Energy, Inc.                  47,500                  790

                                                          8,669

GAS - 0.6%

Dynegy, Inc. Class A              108,600                 8,376

Enron Corp.                       78,000                  5,684

                                                          14,060

TELEPHONE SERVICES - 2.5%

AT&T Corp.                        148,631                 5,156

BellSouth Corp.                   334,700                 15,626

KMC Telecom Holdings, Inc.        610                     2
warrants 4/15/08 (a)(g)

Level 3 Communications, Inc.      50,300                  3,839
(a)

McLeodUSA, Inc. Class A (a)       311,700                 6,234

Pathnet, Inc. warrants            1,390                   14
4/15/08 (a)(g)

SBC Communications, Inc.          417,684                 18,248

Sprint Corp. - FON Group          157,400                 9,523

WorldCom, Inc. (a)                161,600                 6,080

                                                          64,722

TOTAL UTILITIES                                           152,927

TOTAL COMMON STOCKS                                       1,453,825
(Cost $1,110,672)

PREFERRED STOCKS - 1.6%



CONVERTIBLE PREFERRED STOCKS
- 0.5%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Host Marriott Financial Trust     70,900                  2,349
$3.375 QUIPS (g)

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Loral Space & Communications      48,800                 $ 1,220
Ltd. Series C, $3.00 (g)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

MediaOne Group, Inc.              42,300                  4,167
(Vodafone AirTouch PLC)
$3.63 PIES

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

Global Crossing Ltd. $16.88       28,000                  6,006

TOTAL CONVERTIBLE PREFERRED                               13,742
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.1%

ENERGY - 0.1%

ENERGY SERVICES - 0.1%

R&B Falcon Corp. 13.875%          836                     928

FINANCE - 0.0%

INSURANCE - 0.0%

American Annuity Group            1,000                   852
Capital Trust II 8.875%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fresenius Medical Care            1,331                   1,186
Capital Trust II 7.875%

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Adelphia Communications Corp.     5,170                   548
$13.00

Citadel Broadcasting Co.          4,815                   515
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               24,327                  2,566

Series H, 11.75% pay-in-kind      10,140                  1,080

Granite Broadcasting Corp.        798                     678
12.75% pay-in-kind

                                                          5,387

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          916                     886
13.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 0.7%

CELLULAR - 0.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               3,723                  $ 3,369

Series D, 13% pay-in-kind         3,785                   3,823

                                                          7,192

TELEPHONE SERVICES - 0.4%

Adelphia Business Solution,       207                     188
Inc. 12.875% pay-in-kind

e.spire Communications, Inc.:

12.75% pay-in-kind                1,196                   275

14.75% pay-in-kind                323                     81

ICG Holdings, Inc.:

14% pay-in-kind                   3                       2

14.25% pay-in-kind                2,246                   1,830

Intermedia Communications,        2,229                   2,073
Inc. 13.5% pay-in-kind

NEXTLINK Communications, Inc.     122,798                 6,017
14% pay-in-kind

WinStar Communications, Inc.      608                     851
14.25% (a)

                                                          11,317

TOTAL UTILITIES                                           18,509

TOTAL NONCONVERTIBLE                                      27,748
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                    41,490
(Cost $46,308)



CORPORATE BONDS - 15.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 1.5%

HEALTH - 0.2%

DRUGS & PHARMACEUTICALS - 0.2%

Roche Holdings, Inc. 0%           -         $ 8,379                             6,019
1/19/15 (g)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Liberty Media Corp. 3.75%         Baa3       4,309                              4,422
2/15/30 (g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 1.0%

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Juniper Networks, Inc. 4.75%      -         $ 10,115                           $ 8,199
3/15/07

ELECTRONICS - 0.7%

Lattice Semiconductor Corp.       B-         4,840                              7,647
4.75% 11/1/06

LSI Logic Corp. 4% 2/15/05        B1         4,565                              4,696

Vitesse Semiconductor Corp.       -          6,190                              4,797
4% 3/15/05 (g)

                                                                                17,140

TOTAL TECHNOLOGY                                                                25,339

UTILITIES - 0.1%

CELLULAR - 0.1%

Nextel Communications, Inc.       B1         2,881                              2,521
5.25% 1/15/10 (g)

TELEPHONE SERVICES - 0.0%

Level 3 Communications, Inc.      Caa1       1,895                              1,568
6% 3/15/10

TOTAL UTILITIES                                                                 4,089

TOTAL CONVERTIBLE BONDS                                                         39,869

NONCONVERTIBLE BONDS - 13.9%

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 7.9% 3/1/03 (g)      Baa2       2,360                              2,338

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.3%

Avecia Group PLC 11% 7/1/09       B2         480                                473

Huntsman Corp.:

9.5% 7/1/07 (g)                   B2         600                                540

9.5% 7/1/07 (g)                   B2         2,780                              2,502

Huntsman ICI Chemicals LLC        B2         910                                887
10.125% 7/1/09

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        680                                656

9.875% 5/1/07                     Ba3        900                                869

10.875% 5/1/09                    B2         1,215                              1,172

Sterling Chemicals, Inc.          Caa3       175                                141
11.75% 8/15/06

                                                                                7,240

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.0%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1        $ 195                              $ 185

12.75% 2/1/03                     B3         537                                486

                                                                                671

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.           Caa1       1,505                              1,245
9.375% 6/15/07

Packaging Corp. of America        B2         1,210                              1,186
9.625% 4/1/09

                                                                                2,431

PAPER & FOREST PRODUCTS - 0.2%

APP China Group Ltd. 14%          B3         490                                306
3/15/10 unit (g)

APP Finance II Mauritius Ltd.     B3         685                                322
12% 3/15/04

Container Corp. of America        B2         110                                109
gtd. 9.75% 4/1/03

Fort James Corp. 6.625%           Baa2       390                                370
9/15/04

Millar Western Forest             B3         1,280                              1,216
Products Ltd.  9.875% 5/15/08

Repap New Brunswick, Inc.:

11.5% 6/1/04                      B3         90                                 91

yankee 10.625% 4/15/05            Caa1       760                                665

Stone Container Corp.:

10.75% 10/1/02                    B1         650                                657

12.58% 8/1/16 (h)                 B2         111                                115

                                                                                3,851

TOTAL BASIC INDUSTRIES                                                          14,193

CONSTRUCTION & REAL ESTATE -
0.9%

CONSTRUCTION - 0.1%

Great Lakes Dredge & Dock         B3         730                                730
Corp.  11.25% 8/15/08

Lennar Corp. 9.95% 5/1/10 (g)     Ba1        225                                214

                                                                                944

ENGINEERING - 0.0%

360networks, Inc. 13% 5/1/08      B3         935                                923
(g)

REAL ESTATE - 0.1%

Duke Realty LP 7.3% 6/30/03       Baa1       1,000                              975

LNR Property Corp. 9.375%         B1         2,870                              2,461
3/15/08

                                                                                3,436

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.7%

CenterPoint Properties Trust      Baa2      $ 1,190                            $ 1,097
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       4,000                              3,773

6.625% 2/15/05                    Baa1       1,250                              1,158

ProLogis Trust 6.7% 4/15/04       Baa1       625                                587

Spieker Properties LP:

6.8% 5/1/04                       Baa2       810                                761

6.875% 2/1/05                     Baa2       11,225                             10,532

                                                                                17,908

TOTAL CONSTRUCTION & REAL                                                       23,211
ESTATE

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Polymer Group, Inc. 9% 7/1/07     B2         270                                221

ENERGY - 0.4%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         1,270                              1,130
9.625% 5/15/08

OIL & GAS - 0.4%

Anadarko Petroleum Corp. 7.2%     Baa1       2,750                              2,378
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       940                                863

7.7% 3/15/26                      Baa1       600                                549

Apache Finance Property Ltd.      Baa1       1,000                              898
6.5% 12/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B2         140                                126

8.5% 3/15/12                      B2         165                                137

9.125% 4/15/06                    B2         120                                110

9.625% 5/1/05                     B2         630                                602

Conoco, Inc. 5.9% 4/15/04         A3         950                                893

Great Lakes Carbon Corp.          B3         1,090                              937
10.25% 5/15/08 pay-in-kind

Occidental Petroleum Corp.        Baa3       1,000                              995
6.39% 11/9/00

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         460                                455

Series D 10.25% 3/15/06           B2         230                                228

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

YPF Sociedad Anonima:

7.75% 8/27/07                     B1        $ 65                               $ 60

8% 2/15/04                        B1         450                                429

                                                                                9,660

TOTAL ENERGY                                                                    10,790

FINANCE - 3.8%

BANKS - 2.2%

ABN-Amro Bank NV, Chicago         A1         5,000                              4,931
6.625% 10/31/01

Bank of Tokyo-Mitsubishi Ltd.     A3         1,200                              1,186
8.4% 4/15/10

BanPonce Financial Corp.          A3         3,850                              3,824
6.75% 8/9/01

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         2,430                              2,430

5.95% 7/15/01                     A1         4,550                              4,501

Capital One Bank 6.375%           Baa2       2,700                              2,569
2/15/03

Capital One Financial Corp.       Baa3       2,550                              2,305
7.125% 8/1/08

Central Fidelity Banks, Inc.      A1         9,045                              9,094
8.15% 11/15/02

Commonwealth Bank of              A1         800                                803
Australia 8.5% 6/1/10

First Tennessee National          Baa1       720                                688
Corp. 6.75% 11/15/05

HSBC Finance Nederland BV         A2         250                                247
7.4% 4/15/03 (g)

Kansallis-Osake-Pankki (NY        A2         710                                737
Branch) yankee  10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       1,825                              1,724

7.375% 9/17/04                    Baa2       650                                618

yankee 6.5% 11/15/02              Baa2       270                                258

MBNA Corp.:

6.34% 6/2/03                      Baa2       850                                807

6.875% 11/15/02                   Baa2       3,700                              3,618

Provident Bank 6.125% 12/15/00    A3         3,420                              3,397

Sanwa Finance Aruba AEC 8.35%     Baa1       5,400                              5,250
7/15/09

Sumitomo Bank International       Baa1       500                                494
Finance NV  8.5% 6/15/09

Summit Bancorp 8.625% 12/10/02    BBB+       1,250                              1,262

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Union Planters Corp. 6.75%        Baa2      $ 400                              $ 377
11/1/05

Wachovia Corp. 6.605% 10/1/25     A1         7,550                              7,265

                                                                                58,385

CREDIT & OTHER FINANCE - 1.5%

Ahmanson Capital Trust I          A3         1,700                              1,527
8.36% 12/1/26 (g)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       1,085                              543

10% 3/15/04                       Caa3       153                                80

AT&T Capital Corp. 6.25%          A1         4,260                              4,192
5/15/01

Bellsouth Capital Funding         Aa3        500                                489
Corp. 7.75% 2/15/10

CIT Group, Inc.:

5.5% 2/15/04                      A1         620                                569

7.375% 3/15/03                    A1         2,300                              2,278

Daimler-Chrysler NA Holding       A1         575                                564
Corp.  6.59% 6/18/02

ERP Operating LP:

6.55% 11/15/01                    A3         850                                832

7.1% 6/23/04                      A3         1,500                              1,433

Finova Capital Corp.:

6.11% 2/18/03                     Baa2       800                                676

7.25% 11/8/04                     Baa2       900                                756

First Security Capital I          A3         980                                864
8.41% 12/15/26

Ford Motor Credit Co. 6.5%        A2         3,000                              2,933
2/28/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        1,980                              1,728

Household Finance Corp. 8%        A2         2,700                              2,685
5/9/05

Imperial Credit Capital Trust     B2         510                                408
I 10.25% 6/14/02

Imperial Credit Industries        B3         1,500                              1,110
9.875% 1/15/07

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        250                                180

7.875% 8/1/03                     Ba2        560                                381

Metris Companies, Inc.            Ba3        125                                119
10.125% 7/15/06

Newcourt Credit Group, Inc.       A1         2,575                              2,442
6.875% 2/16/05

Popular North America, Inc.       A3         4,750                              4,710
7.375% 9/15/01

PX Escrow Corp. 0% 2/1/06 (e)     B3         230                                97

Sprint Capital Corp.:

5.875% 5/1/04                     Baa1       3,430                              3,201

6.875% 11/15/28                   Baa1       1,980                              1,646

Trizec Finance Ltd. yankee        Baa3       895                                877
10.875% 10/15/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

TXU Eastern Funding 6.75%         Baa1      $ 810                              $ 707
5/15/09

U.S. West Capital Funding,        Baa1       435                                361
Inc. 6.875% 7/15/28

                                                                                38,388

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB      Baa3       1,700                              1,677
6.2% 4/2/01

TOTAL FINANCE                                                                   98,450

HEALTH - 0.2%

DRUGS & PHARMACEUTICALS - 0.0%

Global Health Sciences, Inc.      Caa1       250                                83
11% 5/1/08

Warner Chilcott, Inc. 12.625%     B2         345                                350
2/15/08 (g)

                                                                                433

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Express Scripts, Inc. 9.625%      Ba2        360                                345
6/15/09

Fountain View, Inc. 11.25%        Caa1       700                                322
4/15/08

Harborside Healthcare Corp.       B3         585                                117
0% 8/1/08 (e)

Mariner Post-Acute Network,       B3         920                                0
Inc.  9.5% 11/1/07 (d)

Oxford Health Plans, Inc. 11%     B2         1,140                              1,174
5/15/05

Tenet Healthcare Corp. 8.125%     Ba3        1,030                              917
12/1/08

Unilab Corp. 12.75% 10/1/09       B3         735                                750

                                                                                3,625

TOTAL HEALTH                                                                    4,058

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.0%

Loral Space & Communications      B1         90                                 63
Ltd.  9.5% 1/15/06

Motors & Gears, Inc. 10.75%       B3         970                                926
11/15/06

Telex Communications, Inc.        B2         550                                369
10.5% 5/1/07

                                                                                1,358

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Tenneco Automotive, Inc.          B2         900                                837
11.625% 10/15/09

Thermadyne Holdings Corp. 0%      Caa1       1,080                              410
6/1/08 (e)

Thermadyne Manufacturing LLC      B3         770                                601
9.875% 6/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Tokheim Corp. 11.375% 8/1/08      B3        $ 390                              $ 39

Tyco International Group SA       Baa1       1,000                              980
yankee  6.125% 6/15/01

                                                                                2,867

POLLUTION CONTROL - 0.2%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        140                                125

7.625% 1/1/06                     Ba2        90                                 77

7.875% 1/1/09                     Ba2        150                                122

10% 8/1/09                        B2         4,640                              3,666

Envirosource, Inc. 9.75%          Caa3       530                                239
6/15/03

                                                                                4,229

TOTAL INDUSTRIAL MACHINERY &                                                    8,454
EQUIPMENT

MEDIA & LEISURE - 2.1%

BROADCASTING - 1.8%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         780                                634

9.875% 3/1/05                     B1         2,235                              2,140

9.875% 3/1/07                     B1         720                                671

American Mobile Satellite         -          245                                152
Corp.  12.25% 4/1/08

British Sky Broadcasting          Baa3       1,500                              1,444
Group PLC  8.2% 7/15/09

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

8.625% 4/1/09                     B2         1,380                              1,152

10.25% 1/15/10 (g)                B2         215                                197

Clear Channel Communications,     Baa3       1,200                              981
Inc.  7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       1,640                              1,652

9% 9/1/08                         Baa2       2,510                              2,618

Diamond Cable Communications
PLC:

0% 2/15/07 (e)                    B3         870                                657

yankee 0% 12/15/05 (e)            B3         320                                298

Earthwatch, Inc. 0% 7/15/07       -          1,160                              742
unit (e)(g)

EchoStar DBS Corp. 9.375%         B2         1,805                              1,697
2/1/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Fox Family Worldwide, Inc. 0%     B1        $ 565                              $ 331
11/1/07 (e)

Impsat Fiber Networks, Inc.       B3         850                                727
13.75% 2/15/05 (g)

International Cabletel, Inc.      B3         2,510                              2,284
0% 2/1/06 (e)

LIN Holdings Corp. 0% 3/1/08      B3         790                                470
(e)

Nielsen Media Research, Inc.      Baa2       1,375                              1,286
7.6% 6/15/09

NorthPoint Communication          Caa1       1,005                              864
Holdings, Inc. 12.875%
2/15/10 (g)

NTL Communications Corp.          B3         980                                978
11.5% 10/1/08

Olympus Communications            B1         1,690                              1,639
LP/Olympus  Capital Corp.
10.625% 11/15/06

Satelites Mexicanos SA de CV:

10.03% 6/30/04 (g)(h)             B1         663                                597

10.125% 11/1/04                   B3         1,530                              995

Shaw Communications, Inc.         Baa2       1,210                              1,159
8.25% 4/11/10

Spectrasite Holdings, Inc. 0%     B3         625                                320
3/15/10 (e)(g)

TCI Communications Financing      A3         1,600                              1,737
III  9.65% 3/31/27

Telewest PLC 0% 10/1/07 (e)       B1         2,205                              2,073

Time Warner, Inc. 6.85%           Baa3       7,120                              6,805
1/15/26

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (e)           B2         4,390                              3,688

Series D 0% 5/15/06 (e)           B2         430                                361

United International              B3         3,215                              1,897
Holdings, Inc.  0% 2/15/08
(e)

United Pan-Europe
Communications NV:

0% 2/1/10 (e)(g)                  B2         2,015                              866

10.875% 11/1/07 (g)               B2         110                                93

10.875% 8/1/09                    B2         1,030                              865

11.25% 11/1/09 (g)                B2         160                                135

11.25% 2/1/10 (g)                 B2         430                                366

                                                                                45,571

ENTERTAINMENT - 0.1%

AMC Entertainment, Inc. 9.5%      Caa1       430                                198
3/15/09

Cinemark USA, Inc. 9.625%         B2         180                                101
8/1/08

Hollywood Entertainment Corp.     B3         198                                169
 10.625% 8/15/04

MGM Grand, Inc. 9.75% 6/1/07      Ba2        440                                435

Premier Parks, Inc.:

0% 4/1/08 (e)                     B3         1,270                              835

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Premier Parks, Inc.: -
continued

9.25% 4/1/06                      B3        $ 355                              $ 330

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       250                                90

9.5% 6/1/08                       Caa2       1,560                              624

                                                                                2,782

LEISURE DURABLES & TOYS - 0.0%

Marvel Enterprises, Inc. 12%      -          760                                498
6/15/09

LODGING & GAMING - 0.1%

HMH Properties, Inc. 7.875%       Ba2        220                                195
8/1/05

KSL Recreation Group, Inc.        B2         730                                683
10.25% 5/1/07

Signature Resorts, Inc. 9.25%     Caa3       900                                279
5/15/06

                                                                                1,157

PUBLISHING - 0.1%

News America, Inc.:

7.125% 4/8/28                     Baa3       700                                551

7.3% 4/30/28                      Baa3       1,330                              1,071

Time Warner Entertainment Co.     Baa2       750                                729
LP  8.375% 3/15/23

                                                                                2,351

RESTAURANTS - 0.0%

AFC Enterprises, Inc. 10.25%      B3         690                                649
5/15/07

NE Restaurant, Inc. 10.75%        B3         230                                176
7/15/08

                                                                                825

TOTAL MEDIA & LEISURE                                                           53,184

NONDURABLES - 0.3%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc.:

6.625% 12/15/05                   Baa3       795                                729

6.8% 12/15/08                     Baa3       2,310                              2,045

                                                                                2,774

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       3,600                              3,418

HOUSEHOLD PRODUCTS - 0.0%

AKI Holding Corp. 0% 7/1/09       Caa1       180                                83
(e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

TOBACCO - 0.1%

RJ Reynolds Tobacco Holdings,     Baa2      $ 2,000                            $ 1,820
Inc.  7.375% 5/15/03

TOTAL NONDURABLES                                                               8,095

RETAIL & WHOLESALE - 0.6%

APPAREL STORES - 0.0%

Mothers Work, Inc. 12.625%        B3         500                                463
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      Caa3       1,400                              56

9% 7/15/07                        Ca         760                                1

                                                                                520

DRUG STORES - 0.1%

Rite Aid Corp.:

6.5% 12/15/05 (g)                 Caa1       2,135                              918

7.125% 1/15/07                    Caa1       940                                414

                                                                                1,332

GENERAL MERCHANDISE STORES -
0.3%

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       7,000                              6,659

8.5% 6/15/03                      Baa1       1,700                              1,722

                                                                                8,381

GROCERY STORES - 0.1%

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07 (d)               C          360                                4

12% 3/1/06 (d)                    Caa3       230                                35

Kroger Co. 6% 7/1/00              Baa3       2,660                              2,659

Pathmark Stores, Inc. 9.625%      Caa3       280                                196
5/1/03 (d)

                                                                                2,894

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Lowe's Companies, Inc. 8.25%      A2         1,500                              1,496
6/1/10

TOTAL RETAIL & WHOLESALE                                                        14,623

SERVICES - 0.1%

LEASING & RENTAL - 0.0%

Rent-A-Center, Inc. 11%           B2         470                                456
8/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1      $ 1,810                            $ 1,810
12.75% 8/1/05

World Color Press, Inc. 7.75%     Baa3       360                                319
2/15/09

                                                                                2,129

SERVICES - 0.0%

AP Holdings, Inc. 0% 3/15/08      Caa2       130                                13
(e)

Apcoa, Inc. 9.25% 3/15/08         Caa1       1,030                              340

Medaphis Corp. 9.5% 2/15/05       Caa1       1,110                              844

                                                                                1,197

TOTAL SERVICES                                                                  3,782

TECHNOLOGY - 1.1%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa1       505                                288

Colo.com 13.875% 3/15/10 unit     -          690                                687
(g)

Concentric Network Corp.          B-         480                                492
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (e)                    B3         1,552                              947

12% 2/15/10 (g)                   B3         1,125                              1,035

12.5% 2/15/09                     B3         410                                385

Exodus Communications, Inc.       B-         2,185                              2,152
10.75% 12/15/09

PSINet, Inc.:

10% 2/15/05                       B3         560                                493

10.5% 12/1/06                     B3         440                                383

11% 8/1/09                        B3         340                                296

11.5% 11/1/08                     B3         250                                221

Verio, Inc. 10.625% 11/15/09      B3         430                                473
(g)

                                                                                7,852

COMPUTERS & OFFICE EQUIPMENT
- 0.6%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       2,500                              2,385

6.375% 11/30/01                   Baa1       4,500                              4,361

7.25% 9/1/02                      Baa1       9,000                              8,751

Dictaphone Corp. 11.75% 8/1/05    Caa1       495                                507

Globix Corp. 12.5% 2/1/10         -          1,070                              899

                                                                                16,903

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3        $ 1,570                            $ 1,429
Co. LLC  9.75% 5/15/08

ELECTRONICS - 0.1%

ChipPAC International Ltd.        B3         240                                250
12.75% 8/1/09

Fairchild Semiconductor Corp.     B3         440                                436
 10.375% 10/1/07

Hadco Corp. 9.5% 6/15/08          B2         760                                761

Micron Technology, Inc. 6.5%      B3         1,000                              820
9/30/05 (k)

SCG Holding                       B2         150                                158
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

                                                                                2,425

TOTAL TECHNOLOGY                                                                28,609

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc.:

8.77% 1/2/11                      Ba2        756                                716

10.75% 8/1/05                     B2         160                                161

Continental Airlines, Inc.
pass thru  trust certificates:

7.434% 3/15/06                    Baa1       640                                609

7.73% 9/15/12                     Baa1       260                                243

Delta Air Lines, Inc.             Baa1       648                                610
equipment trust certificate
8.54% 1/2/07

                                                                                2,339

RAILROADS - 0.5%

Burlington Northern Santa Fe
Corp.:

6.875% 12/1/27                    Baa2       5,000                              4,182

7.29% 6/1/36                      Baa2       4,360                              4,048

Norfolk Southern Corp. 7.05%      Baa1       5,800                              5,576
5/1/37

                                                                                13,806

TOTAL TRANSPORTATION                                                            16,145

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - 2.8%

CELLULAR - 0.9%

Cable & Wireless                  A2        $ 7,370                            $ 7,267
Communications PLC  6.375%
3/6/03

Cellnet Data Systems, Inc. 0%     -          2,530                              202
10/1/07 (e)

McCaw International Ltd. 0%       Caa1       4,460                              3,144
4/15/07 (e)

Metrocall, Inc.:

10.375% 10/1/07                   B3         775                                523

11% 9/15/08                       B3         250                                170

Millicom International            Caa1       4,270                              3,565
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.       B1         1,940                              1,819
9.375% 11/15/09

Nextel International, Inc. 0%     Caa1       1,480                              895
4/15/08 (e)

Orbital Imaging Corp.:

11.625% 3/1/05                    CCC+       170                                77

11.625% 3/1/05                    CCC+       250                                113

Orion Network Systems, Inc.       B2         1,270                              508
0% 1/15/07 (e)

PageMart Nationwide, Inc. 15%     B3         1,500                              1,418
2/1/05

Telesystem International
Wireless, Inc.:

0% 6/30/07 (e)                    Caa1       1,410                              917

0% 11/1/07 (e)                    Caa1       1,290                              722

Vodafone AirTouch PLC 7.75%       A2         2,740                              2,624
2/15/10 (g)

                                                                                23,964

ELECTRIC UTILITY - 0.6%

Avon Energy Partners Holdings     Baa2       3,500                              3,115
 6.46% 3/4/08 (g)

DR Investments UK PLC yankee      A2         5,000                              4,924
7.1% 5/15/02 (g)

Illinois Power Co. 7.5%           Baa1       1,260                              1,190
6/15/09

Israel Electric Corp. Ltd.        A3         5,790                              4,901
7.75% 12/15/27 (g)

Niagara Mohawk Power Corp.        Baa3       650                                659
8.875% 5/15/07

Texas Utilities Co. 6.375%        Baa3       1,970                              1,717
1/1/08

                                                                                16,506

GAS - 0.1%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       1,550                              1,443

7% 7/15/29                        Baa3       1,150                              964

                                                                                2,407

TELEPHONE SERVICES - 1.2%

Allegiance Telecom, Inc. 0%       B3         659                                465
2/15/08 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

FirstWorld Communications,        -         $ 1,365                            $ 618
Inc.  0% 4/15/08 (e)

Flag Telecom Holdings Ltd.        B2         220                                202
11.625% 3/30/10 (g)

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (e)                    B3         135                                122

12% 11/1/07                       Caa1       260                                254

ICG Holdings, Inc.:

0% 9/15/05 (e)                    B3         1,320                              1,247

0% 5/1/06 (e)                     B3         470                                381

ICG Services, Inc.:

0% 2/15/08 (e)                    B3         2,730                              1,365

0% 5/1/08 (e)                     B3         190                                91

Intermedia Communications,        B2         555                                408
Inc.  0% 7/15/07 (e)

KMC Telecom Holdings, Inc.:

0% 2/15/08 (e)                    Caa2       1,060                              482

13.5% 5/15/09                     Caa2       490                                421

Logix Communications              -          590                                189
Enterprises, Inc.  12.25%
6/15/08

Metromedia Fiber Network,         B2         920                                865
Inc. 10% 11/15/08

NEXTLINK Communications, Inc.:

0% 12/1/09 (e)(g)                 B2         825                                439

10.75% 11/15/08                   B3         40                                 38

10.75% 6/1/09                     B2         780                                749

Pathnet, Inc. 12.25% 4/15/08      -          1,390                              806

Rhythms NetConnections, Inc.:

0% 5/15/08 (e)                    B3         1,415                              637

12.75% 4/15/09                    B3         500                                395

14% 2/15/10 (g)                   B3         425                                344

RSL Communications Ltd./RSL       B2         425                                327
Communications PLC 12.25%
11/15/06

RSL Communications PLC 9.875%     B2         515                                327
11/15/09

Telecomunicaciones de Puerto      Baa2       1,985                              1,813
Rico, Inc.  6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       3,863                              3,642

7.7% 7/20/29                      Baa1       3,233                              3,039

Teligent, Inc. 11.5% 12/1/07      Caa1       100                                75

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:

0% 4/15/10 (e)(g)                 B3        $ 2,865                            $ 1,225

12.5% 4/15/08 (g)                 B3         1,295                              1,208

12.75% 4/15/10 (g)                B3         1,981                              1,827

WorldCom, Inc. 8.875% 1/15/06     A3         5,667                              5,873

Worldwide Fiber, Inc. 12%         B3         835                                777
8/1/09

                                                                                30,651

TOTAL UTILITIES                                                                 73,528

TOTAL NONCONVERTIBLE BONDS                                                      359,681

TOTAL CORPORATE BONDS                                                           399,550
(Cost $440,183)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 9.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.2%

Fannie Mae:

6.5% 4/29/09                      Aaa        15,800                             14,509

7.125% 2/15/05                    Aaa        4,825                              4,770

7.25% 5/15/30                     Aaa        6,100                              6,041

Farm Credit Systems Financial     Aaa        3,400                              3,576
Assistance Corp. 9.375%
7/21/03

Federal Agricultural Mortgage     Aaa        1,720                              1,698
Corp.  7.01% 2/10/04

Freddie Mac:

5.75% 3/15/09                     Aaa        4,000                              3,543

6.25% 7/15/04                     Aaa        12,080                             11,576

6.875% 1/15/05                    Aaa        3,675                              3,596

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        705                                718

Class 2-E, 9.4% 5/15/02           Aaa        535                                542

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993-C, 5.2% 10/15/04      Aaa        255                                243

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank): -
continued

Series 1993-D, 5.23% 5/15/05      Aaa       $ 460                              $ 434

Series 1994-A, 7.12% 4/15/06      Aaa        502                                500

Guaranteed Trade Trust            Aaa        412                                411
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-B,  7.5% 1/26/06

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994-195, 6.08%            Aaa        1,290                              1,260
8/15/04 (callable)

Series 1996-A1, 6.726%            -          4,565                              4,470
9/15/10 (callable)

TOTAL U.S. GOVERNMENT AGENCY                                                    57,887
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
7.5%

U.S. Treasury Bonds:

8% 11/15/21                       Aaa        12,090                             14,361

8.75% 5/15/17                     Aaa        9,200                              11,384

8.875% 8/15/17                    Aaa        25,170                             31,521

9.875% 11/15/15                   Aaa        16,585                             22,089

14% 11/15/11                      Aaa        2,695                              3,710

U.S. Treasury Notes:

5.5% 2/15/08                      Aaa        12,755                             12,016

5.875% 11/15/04                   Aaa        23,800                             23,138

6.5% 5/31/02                      Aaa        14,175                             14,109

6.625% 6/30/01                    Aaa        8,100                              8,087

7% 7/15/06                        Aaa        39,170                             40,002

U.S. Treasury Notes - coupon      Aaa        28,470                             13,676
STRIPS  0% 11/15/11

TOTAL U.S. TREASURY                                                             194,093
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       251,980
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $256,078)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 11.8%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - 9.9%

5.5% 2/1/11 to 4/1/11             Aaa       $ 12,464                           $ 11,399

6% 6/1/11 to 1/1/29               Aaa        32,242                             29,188

6.5% 2/1/24 to 11/1/29            Aaa        125,222                            116,195

6.5% 6/1/30 (j)                   Aaa        14,000                             12,959

7% 12/1/23 to 5/1/30              Aaa        14,686                             13,953

7.5% 2/1/15 to 3/1/30             Aaa        47,400                             46,155

8% 8/1/26 to 4/1/30               Aaa        26,003                             25,803

8% 6/1/30                         Aaa        1,100                              1,091

TOTAL FANNIE MAE                                                                256,743

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.9%

6.5% 5/15/28 to 3/15/29           Aaa        14,327                             13,402

7% 12/15/25 to 7/15/28            Aaa        2,133                              2,047

7.5% 2/15/23 to 12/15/28          Aaa        29,200                             28,699

8% 11/15/21 to 12/15/26           Aaa        6,717                              6,738

TOTAL GOVERNMENT NATIONAL                                                       50,886
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    307,629
-  MORTGAGE SECURITIES
(Cost $319,288)

ASSET-BACKED SECURITIES - 0.6%



Airplanes pass through trust      Ba2        642                                482
10.875% 3/15/19

American Express Credit           A1         1,600                              1,519
Account Master Trust 6.1%
12/15/06

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa        0                                  0

6.76% 9/15/02                     A3         182                                180

Chevy Chase Auto Receivables      Aaa        205                                203
Trust  6.6% 12/15/02

Discover Card Master Trust I      A2         2,000                              1,923
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       1,970                              1,932

6.4% 12/15/02                     Baa2       1,090                              1,068

7.03% 11/15/03                    Aaa        611                                607

Key Auto Finance Trust:

6.3% 10/15/03                     A2         899                                893

6.65% 10/15/03                    Baa3       264                                263

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Premier Auto Trust 5.59%          Aaa       $ 5,000                            $ 4,802
2/9/04

Sears Credit Account Master       Aaa        1,550                              1,520
Trust II 7% 7/15/08

TOTAL ASSET-BACKED SECURITIES                                                   15,392
(Cost $15,990)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%



Berkeley Federal Bank & Trust     -          1,836                              1,252
FSB Series 1994-1 Class B,
7.5003% 8/1/24 (g)(h)

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       3,070                              2,777
1/17/35

Series 1998-FL1:

Class D, 6.6325% 12/10/00         A2         2,400                              2,390
(g)(h)

Class E, 6.9825% 1/10/13          Baa2       5,360                              5,330
(g)(h)

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (h)      -          700                                568

Class E, 8.1256% 4/1/39 (h)       -          650                                468

General Motors Acceptance         Ba3        500                                395
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (g)

GS Mortgage Securities Corp.      Baa3       2,600                              2,230
II Series 1998-GLII Class E,
7.1905% 4/13/31 (g)(h)

Morgan Stanley Capital I,         -          725                                720
Inc. Series 1996-MBL1 Class
E, 8.3885% 5/25/21 (g)(h)

Penn Mutual Life Insurance        -          1,250                              795
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (g)

Resolution Trust Corp. Series     Baa3       200                                162
1991-M2 Class A3, 7.4076%
9/25/20 (h)

Structured Asset Securities       BB         1,000                              914
Corp. Series 1995-C1 Class
E, 7.375% 9/25/24 (g)

Thirteen Affiliates of            Aaa        4,500                              4,164
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (g)

Wells Fargo Capital Markets       Aaa        0                                  0
Apartment Financing Trust
Series APT Class 1,  6.56%
12/29/05 (g)

TOTAL COMMERCIAL MORTGAGE                                                       22,165
SECURITIES
(Cost $22,941)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) - 0.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Korean Republic yankee:

8.75% 4/15/03                     Baa2      $ 855                              $ 864

8.875% 4/15/08                    Baa2       1,340                              1,361

Quebec Province yankee 6.86%      A2         8,000                              7,639
4/15/26 (f)

United Mexican States 9.875%      Baa3       2,000                              1,984
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                    11,848
GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,156)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter-American Development        Aaa        4,000                              3,730
Bank yankee  6.29% 7/16/27
(Cost $3,975)


CASH EQUIVALENTS - 4.4%

                                             SHARES

Central Cash Collateral Fund,                4,780,000                          4,780
6.54% (c)

Taxable Central Cash Fund,                   110,312,930                        110,313
6.37% (c)

TOTAL CASH EQUIVALENTS                                                          115,093
(Cost $115,093)

TOTAL INVESTMENT PORTFOLIO -                                                    2,622,702
101.0%
(Cost $2,342,684)

NET OTHER ASSETS - (1.0)%                                                        (25,297)

NET ASSETS - 100%                                                             $ 2,597,405


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,325,000 or 3.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Security purchased on a delayed delivery or when-issued basis.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST (000S)

Micron Technology, Inc. 6.5%  3/3/99            $ 774
9/30/05

Mothers  Work, Inc.           6/18/98           $ 1

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS        S&P RATINGS

Aaa, Aa, A    25.9%    AAA, AA, A    23.3%

Baa           6.3%     BBB           6.3%

Ba            0.3%     BB            0.6%

B             3.5%     B             4.2%

Caa           0.9%     CCC           0.5%

Ca, C         0.0%     CC, C         0.0%

                       D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.2%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $2,350,981,000. Net unrealized appreciation aggregated $271,721,000, of which $368,365,000 related to appreciated investment securities and $96,644,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                                          MAY 31, 2000

ASSETS

Investment in securities, at               $ 2,622,702
value (cost $2,342,684) -
See accompanying schedule

Commitment to sell securities $ (13,099) on a delayed delivery basis

Receivable for securities       13,134      35
sold on a delayed delivery
basis

Receivable for investments                  32,362
sold, regular delivery

Cash                                        104

Receivable for fund shares                  1,835
sold

Dividends receivable                        1,513

Interest receivable                         12,771

Other receivables                           401

 TOTAL ASSETS                               2,671,723

LIABILITIES

Payable for investments        $ 46,048
purchased Regular delivery

 Delayed delivery               13,079

Payable for fund shares         7,807
redeemed

Accrued management fee          927

Distribution fees payable       1,122

Other payables and accrued      555
expenses

Collateral on securities        4,780
loaned, at value

 TOTAL LIABILITIES                          74,318

NET ASSETS                                 $ 2,597,405

Net Assets consist of:

Paid in capital                            $ 2,223,240

Undistributed net investment                16,130
income

Accumulated undistributed net               77,995
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 280,040
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 2,597,405

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                             MAY 31, 2000

CALCULATION OF MAXIMUM             $17.34
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($61,885
(divided by) 3,568 shares)

Maximum offering price per         $18.40
share (100/94.25 of $17.34)

CLASS T: NET ASSET VALUE and       $17.37
redemption price per share
($2,309,768 (divided by)
132,942 shares)

Maximum offering price per         $18.00
share (100/96.50 of $17.37)

CLASS B: NET ASSET VALUE and       $17.26
offering price per share
($114,239 (divided by)
6,620.6 shares) A

CLASS C: NET ASSET VALUE and       $17.25
offering price per share
($55,830 (divided by) 3,236
shares) A

INSTITUTIONAL CLASS: NET           $17.48
ASSET VALUE, offering price
and redemption price   per
share ($55,683 (divided by)
3,186 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                        SIX MONTHS ENDED MAY 31, 2000

INVESTMENT INCOME                            $ 12,777
Dividends

Interest                                      41,032

Security lending                              9

 TOTAL INCOME                                 53,818

EXPENSES

Management fee                   $ 6,087

Transfer agent fees               2,849

Distribution fees                 7,358

Accounting and security           309
lending fees

Non-interested trustees'          9
compensation

Custodian fees and expenses       45

Registration fees                 65

Audit                             20

Legal                             10

Miscellaneous                     4

 Total expenses before            16,756
reductions

 Expense reductions               (237)       16,519

NET INVESTMENT INCOME                         37,299

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            85,275

 Foreign currency transactions    (61)        85,214

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (164,682)

 Assets and liabilities in        (13)
foreign currencies

 Delayed delivery commitments     35          (164,660)

NET GAIN (LOSS)                               (79,446)

NET INCREASE (DECREASE) IN                   $ (42,147)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 37,299                       $ 78,121
income

 Net realized gain (loss)       85,214                         150,661

 Change in net unrealized       (164,660)                      (63,666)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (42,147)                       165,116
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (33,707)                       (79,816)
From net investment income

 From net realized gain         (133,986)                      (283,307)

 TOTAL DISTRIBUTIONS            (167,693)                      (363,123)

Share transactions - net        (297,236)                      150,767
increase (decrease)

  TOTAL INCREASE (DECREASE)     (507,076)                      (47,240)
IN NET ASSETS

NET ASSETS

 Beginning of period            3,104,481                      3,151,721

 End of period (including      $ 2,597,405                    $ 3,104,481
undistributed net investment
income of $16,130 and
$12,538, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31,   YEARS ENDED NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                 2000                       1999                      1998 H    1998              1997

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 18.64                    $ 19.91                   $ 19.25   $ 18.75           $ 16.04
of period

Income from Investment
Operations

Net investment income D           .25                        .50                       .05       .53               .48

Net realized and unrealized       (.51)                      .53                       .61       1.80              2.83
gain (loss)

Total from  investment            (.26)                      1.03                      .66       2.33              3.31
operations

Less Distributions

From net investment income        (.23)                      (.52)                     -         (.57)             (.49)

From net  realized gain           (.81)                      (1.78)                    -         (1.26)            (.11)

Total distributions               (1.04)                     (2.30)                    -         (1.83)            (.60)

Net asset value, end of period   $ 17.34                    $ 18.64                   $ 19.91   $ 19.25           $ 18.75

TOTAL RETURN B, C                 (1.51)%                    5.65%                     3.43%     13.04%            20.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 62                       $ 59                      $ 17      $ 16              $ 8
(in millions)

Ratio of expenses to average      .92% A                     .93%                      1.02% A   1.05%             1.41% F
net assets

Ratio of expenses to average      .90% A, G                  .91% G                    1.02% A   1.02% G           1.40% G
net assets  after expense
reductions

Ratio of net investment           2.89% A                    2.68%                     3.13% A   2.76%             2.68%
income  to average  net
assets

Portfolio turnover                134% A                     93%                       73% A     85%               70%



FINANCIAL HIGHLIGHTS - CLASS A

                                 YEARS ENDED OCTOBER 31,

                                 1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 15.22
of period

Income from Investment
Operations

Net investment income D           .08

Net realized and unrealized       .88
gain (loss)

Total from  investment            .96
operations

Less Distributions

From net investment income        (.14)

From net  realized gain           -

Total distributions               (.14)

Net asset value, end of period   $ 16.04

TOTAL RETURN B, C                 6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 1
(in millions)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of expenses to average      1.49% A, G
net assets  after expense
reductions

Ratio of net invest- ment         3.07% A
income  to average  net
assets

Portfolio turnover                223%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                 2000                      1999                      1998 F    1998                1997

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.67                   $ 19.96                   $ 19.30   $ 18.79             $ 16.07
period

Income from Investment
Operations

Net investment income             .23 D                     .46 D                     .05 D     .51 D               .53 D

Net realized and unrealized       (.51)                     .51                       .61       1.80                2.84
gain (loss)

Total from investment             (.28)                     .97                       .66       2.31                3.37
operations

Less Distributions

From net investment income        (.21)                     (.48)                     -         (.54)               (.54)

From net realized gain            (.81)                     (1.78)                    -         (1.26)              (.11)

 Total distributions              (1.02)                    (2.26)                    -         (1.80)              (.65)

Net asset value, end of period   $ 17.37                   $ 18.67                   $ 19.96   $ 19.30             $ 18.79

TOTAL RETURN B, C                 (1.63)%                   5.30%                     3.42%     12.90%              21.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,310                   $ 2,802                   $ 2,993   $ 2,903             $ 2,901
millions)

Ratio of expenses to average      1.16% A                   1.16%                     1.22% A   1.16%               1.17%
net assets

Ratio of expenses to average      1.15% A, E                1.14% E                   1.22% A   1.15% E             1.17%
net assets after  expense
reductions

Ratio of net investment           2.64% A                   2.45%                     2.92% A   2.68%               2.98%
income to average net assets

Portfolio turnover                134% A                    93%                       73% A     85%                 70%



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED OCTOBER 31,

                                 1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.30   $ 14.67
period

Income from Investment
Operations

Net investment income             .51 D     .59

Net realized and unrealized       .88       .54
gain (loss)

Total from investment             1.39      1.13
operations

Less Distributions

From net investment income        (.59)     (.50)

From net realized gain            (.03)     -

 Total distributions              (.62)     (.50)

Net asset value, end of period   $ 16.07   $ 15.30

TOTAL RETURN B, C                 9.30%     7.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,993   $ 3,441
millions)

Ratio of expenses to average      1.26%     1.47%
net assets

Ratio of expenses to average      1.25% E   1.46% E
net assets after  expense
reductions

Ratio of net investment           3.32%     3.99%
income to average net assets

Portfolio turnover                223%      297%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F ONE MONTH ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                SIX MONTHS ENDED MAY 31,  YEARS ENDED  NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                2000                      1999                       1998 G    1998

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 18.54                   $ 19.86                    $ 19.21   $ 18.71
of period

Income from  Investment
Operations

Net investment income D          .18                       .36                        .04       .38

Net realized and  unrealized     (.50)                     .50                        .61       1.81
gain (loss)

Total from  investment           (.32)                     .86                        .65       2.19
operations

Less Distributions

From net  investment income      (.15)                     (.40)                      -         (.43)

From net realized gain           (.81)                     (1.78)                     -         (1.26)

Total distributions              (.96)                     (2.18)                     -         (1.69)

Net asset value,  end of        $ 17.26                   $ 18.54                    $ 19.86   $ 19.21
period

TOTAL RETURN B, C                (1.86)%                   4.71%                      3.38%     12.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 114                     $ 124                      $ 57      $ 51
millions)

Ratio of expenses to  average    1.71% A                   1.69%                      1.80% A   1.74%
net assets

Ratio of expenses to  average    1.70% A, F                1.68% F                    1.80% A   1.73% F
net assets after expense
reductions

Ratio of net investment          2.10% A                   1.91%                      2.35% A   2.02%
income to average  net assets

Portfolio turnover               134% A                    93%                        73% A     85%



FINANCIAL HIGHLIGHTS - CLASS B

                                YEARS ENDED OCTOBER 31,

                                1997 E

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 16.36
of period

Income from  Investment
Operations

Net investment income D          .29

Net realized and  unrealized     2.38
gain (loss)

Total from  investment           2.67
operations

Less Distributions

From net  investment income      (.32)

From net realized gain           -

Total distributions              (.32)

Net asset value,  end of        $ 18.71
period

TOTAL RETURN B, C                16.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 16
millions)

Ratio of expenses to  average    2.12% A
net assets

Ratio of expenses to  average    2.11% A, F
net assets after expense
reductions

Ratio of net investment          1.88% A
income to average  net assets

Portfolio turnover               70%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,               YEAR ENDED OCTOBER 31,

                                 2000                      1999                      1998 H       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.55                   $ 19.88                   $ 19.22      $ 19.05
period

Income from Investment
Operations

Net investment income D           .18                       .36                       .04          .36

Net realized and  unrealized      (.51)                     .48                       .62          1.56
gain (loss)

Total from investment             (.33)                     .84                       .66          1.92
operations

Less Distributions

From net investment income        (.16)                     (.39)                     -            (.49)

From net realized gain            (.81)                     (1.78)                    -            (1.26)

Total distributions               (.97)                     (2.17)                    -            (1.75)

Net asset value, end of period   $ 17.25                   $ 18.55                   $ 19.88      $ 19.22

TOTAL RETURN B, C                 (1.91)%                   4.60%                     3.43%        10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 56                      $ 53                      $ 21         $ 20
(in millions)

Ratio of expenses to average      1.68% A                   1.66%                     1.77% A      1.80% A, F
net assets

Ratio of expenses to average      1.66% A, G                1.65% G                   1.76% A, G   1.79% A, G
net assets after expense
reductions

Ratio of net investment           2.13% A                   1.95%                     2.37% A      1.89% A
income to average net assets

Portfolio turnover                134% A                    93%                       73% A        85%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,            YEARS ENDED OCTOBER 31,

                                 2000                      1999                      1998 H    1998                1997

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.77                   $ 20.03                   $ 19.35   $ 18.85             $ 16.11
period

Income from Investment
Operations

Net investment income             .28 D                     .56 D                     .05 D     .60 D               .61 D

Net realized and unrealized       (.51)                     .53                       .63       1.81                2.86
gain (loss)

Total from investment             (.23)                     1.09                      .68       2.41                3.47
operations

Less Distributions

From net investment income        (.25)                     (.57)                     -         (.65)               (.62)

From net realized gain            (.81)                     (1.78)                    -         (1.26)              (.11)

Total distributions               (1.06)                    (2.35)                    -         (1.91)              (.73)

Net asset value, end of period   $ 17.48                   $ 18.77                   $ 20.03   $ 19.35             $ 18.85

TOTAL RETURN B, C                 (1.34)%                   5.95%                     3.51%     13.45%              21.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 56                      $ 67                      $ 63      $ 61                $ 39
millions)

Ratio of expenses to average      .63% A                    .64%                      .66% A    .65%                .69%
net assets

Ratio of expenses to average      .62% A, G                 .63% G                    .66% A    .63% G              .69%
net assets after  expense
reductions

Ratio of net investment           3.18% A                   2.96%                     3.48% A   3.15%               3.42%
income to average net assets

Portfolio turnover                134% A                    93%                       73% A     85%                 70%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED OCTOBER 31,

                                 1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.40   $ 15.23
period

Income from Investment
Operations

Net investment income             .54 D     .25

Net realized and unrealized       .87       .09
gain (loss)

Total from investment             1.41      .34
operations

Less Distributions

From net investment income        (.67)     (.17)

From net realized gain            (.03)     -

Total distributions               (.70)     (.17)

Net asset value, end of period   $ 16.11   $ 15.40

TOTAL RETURN B, C                 9.41%     2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 22      $ 1
millions)

Ratio of expenses to average      1.06%     .92% A, F
net assets

Ratio of expenses to average      1.03% G   .91% A, G
net assets after  expense
reductions

Ratio of net investment           3.54%     4.54% A
income to average net assets

Portfolio turnover                223%      297%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H ONE MONTH ENDED NOVEMBER 30
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity
Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $821,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,855,292,000 and $2,261,414,000, respectively, of which U.S. government and government agency obligations aggregated
$443,014,000 and $411,240,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 75,000     $ 0

CLASS T    6,418,000    46,000

CLASS B    595,000      447,000

CLASS C    270,000      136,000

          $ 7,358,000  $ 629,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 93,000     $ 32,000

CLASS T    277,000      73,000

CLASS B    233,000      233,000*

CLASS C    19,000       19,000*

          $ 622,000    $ 357,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 61,000     .21*

CLASS T                 2,537,000   .20*

CLASS B                 144,000     .24*

CLASS C                 56,000      .21*

INSTITUTIONAL CLASS     51,000      .17*

                       $ 2,849,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $73,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,705,000. The fund received cash collateral of $4,780,000 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,157,000. The weighted average interest rate was 6.60%. At period end there were no bank borrowing outstanding.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $229,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 1,000

8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999

FROM NET INVESTMENT INCOME

Class A                     $ 730                          $ 939

Class T                      30,650                         74,262

Class B                      1,001                          1,847

Class C                      467                            731

Institutional Class          859                            2,037

Total                       $ 33,707                       $ 79,816

FROM NET REALIZED GAIN

Class A                     $ 2,577                        $ 1,512

Class T                      120,792                        269,024

Class B                      5,431                          5,204

Class C                      2,339                          1,905

Institutional Class          2,847                          5,662

Total                       $ 133,986                      $ 283,307

                            $ 167,693                      $ 363,123


10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

AMOUNTS IN THOUSANDS            SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              1,194                     2,611                   $ 21,331

Reinvestment of distributions    175                       128                      3,126

Shares redeemed                  (988)                     (399)                    (17,410)

Net increase (decrease)          381                       2,340                   $ 7,047

CLASS T Shares sold              12,088                    28,944                  $ 215,375

Reinvestment of distributions    7,974                     17,793                   142,917

Shares redeemed                  (37,161)                  (46,676)                 (661,809)

Net increase (decrease)          (17,099)                  61                      $ (303,517)

CLASS B Shares sold              1,045                     4,784                   $ 18,478

Reinvestment of distributions    326                       349                      5,798

Shares redeemed                  (1,434)                   (1,332)                  (25,306)

Net increase (decrease)          (63)                      3,801                   $ (1,030)

CLASS C Shares sold              1,096                     2,102                   $ 19,513

Reinvestment of distributions    123                       109                      2,184

Shares redeemed                  (815)                     (441)                    (14,345)

Net increase (decrease)          404                       1,770                   $ 7,352

INSTITUTIONAL CLASS Shares       359                       1,124                   $ 6,405
sold

Reinvestment of distributions    202                       406                      3,634

Shares redeemed                  (950)                     (1,107)                  (17,127)

Net increase (decrease)          (389)                     423                     $ (7,088)



                                DOLLARS
AMOUNTS IN THOUSANDS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 49,162

Reinvestment of distributions    2,356

Shares redeemed                  (7,485)

Net increase (decrease)         $ 44,033

CLASS T Shares sold             $ 546,131

Reinvestment of distributions    325,900

Shares redeemed                  (877,940)

Net increase (decrease)         $ (5,909)

CLASS B Shares sold             $ 89,864

Reinvestment of distributions    6,381

Shares redeemed                  (24,790)

Net increase (decrease)         $ 71,455

CLASS C Shares sold             $ 39,467

Reinvestment of distributions    2,008

Shares redeemed                  (8,264)

Net increase (decrease)         $ 33,211

INSTITUTIONAL CLASS Shares      $ 21,324
sold

Reinvestment of distributions    7,458

Shares redeemed                  (20,805)

Net increase (decrease)         $ 7,977


INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Advisor
Series I and Shareholders of
Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund, (the fund), a series of Fidelity Advisor Series I (the Trust), including the portfolio of investments, as of May 31, 2000, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended November 30, 1999, and the financial highlights for the six months ended May 31, 2000, the year ended November 30, 1999, the one month ended November 30, 1998, and for each of the years in the four-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of May 31, 2000, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended November 30, 1999, and its financial highlights for the six months ended May 31, 2000, the year ended November 30, 1999, the one month ended November 30, 1998, and for each of the years in the four-year period ended October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 6, 2000






INVESTMENT ADVISER
Fidelity Management &
Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Kevin Grant, Vice President
John Avery, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified
 International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
 Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AIGI-SANN-0700  106024

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
EQUITY GROWTH
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market value.

FINANCIAL STATEMENTS  27  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 36  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY(REGISTERED           6.35%          23.21%       218.68%       623.03%
TRADEMARK) ADV EQUITY GROWTH
- CL A

FIDELITY ADV EQUITY GROWTH -  0.23%          16.13%       200.35%       581.45%
CL A  (INCL. 5.75% SALES
CHARGE)

Russell 3000 (registered      6.89%          24.62%       224.30%       455.28%
trademark) Growth

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  23.21%       26.09%        21.88%
CL A

FIDELITY ADV EQUITY GROWTH -  16.13%       24.60%        21.16%
CL A   (INCL. 5.75% SALES
CHARGE)

Russell 3000 Growth           24.62%       26.53%        18.70%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Growth -CL A      Russell 3000 Growth
             00245                       RS007
  1990/05/31       9425.00                    10000.00
  1990/06/30       9506.06                    10104.62
  1990/07/31       9235.85                     9991.10
  1990/08/31       8057.73                     9005.86
  1990/09/30       7393.00                     8500.74
  1990/10/31       7484.88                     8508.27
  1990/11/30       8403.60                     9091.64
  1990/12/31       9003.47                     9418.68
  1991/01/31      10311.30                     9921.24
  1991/02/28      11240.83                    10727.54
  1991/03/31      12343.29                    11168.45
  1991/04/30      12300.06                    11111.61
  1991/05/31      12943.16                    11609.36
  1991/06/30      11867.72                    11045.00
  1991/07/31      12829.67                    11632.48
  1991/08/31      13521.42                    12027.50
  1991/09/30      13553.84                    11839.83
  1991/10/31      13591.67                    12042.40
  1991/11/30      13121.50                    11716.55
  1991/12/31      14829.40                    13342.01
  1992/01/31      15244.64                    13095.61
  1992/02/29      15323.00                    13123.01
  1992/03/31      14599.65                    12739.97
  1992/04/30      14298.26                    12781.58
  1992/05/31      14231.95                    12868.57
  1992/06/30      13761.77                    12516.69
  1992/07/31      14244.00                    13066.85
  1992/08/31      13900.41                    12885.35
  1992/09/30      14159.61                    13047.84
  1992/10/31      14901.05                    13264.96
  1992/11/30      15871.55                    13884.28
  1992/12/31      16296.36                    14038.73
  1993/01/31      16752.65                    13900.72
  1993/02/28      16315.20                    13643.20
  1993/03/31      16826.59                    13912.02
  1993/04/30      16543.17                    13363.41
  1993/05/31      17498.17                    13854.66
  1993/06/30      17565.95                    13739.08
  1993/07/31      17264.04                    13524.54
  1993/08/31      17892.50                    14086.68
  1993/09/30      18416.21                    14029.66
  1993/10/31      18638.02                    14421.25
  1993/11/30      18175.92                    14282.56
  1993/12/31      18717.04                    14557.21
  1994/01/31      19370.23                    14898.12
  1994/02/28      19208.38                    14645.22
  1994/03/31      18425.03                    13919.90
  1994/04/30      18619.25                    13982.06
  1994/05/31      18502.72                    14146.26
  1994/06/30      17693.47                    13712.20
  1994/07/31      18068.96                    14154.31
  1994/08/31      18884.68                    14967.47
  1994/09/30      18496.24                    14789.22
  1994/10/31      19098.33                    15119.00
  1994/11/30      18463.87                    14622.96
  1994/12/31      18551.34                    14877.92
  1995/01/31      18387.80                    15132.87
  1995/02/28      19094.27                    15773.43
  1995/03/31      19813.82                    16234.89
  1995/04/30      20670.74                    16579.06
  1995/05/31      21383.75                    17122.70
  1995/06/30      23012.55                    17833.12
  1995/07/31      24726.39                    18639.77
  1995/08/31      24981.51                    18682.07
  1995/09/30      25681.43                    19492.83
  1995/10/31      25550.61                    19405.50
  1995/11/30      26054.29                    20169.86
  1995/12/31      25812.18                    20318.48
  1996/01/31      26416.34                    20912.47
  1996/02/29      27004.44                    21350.64
  1996/03/31      27191.25                    21417.07
  1996/04/30      28000.76                    22090.17
  1996/05/31      28754.92                    22900.41
  1996/06/30      28388.22                    22767.37
  1996/07/31      26665.42                    21283.69
  1996/08/31      27288.12                    21933.50
  1996/09/30      29121.62                    23482.76
  1996/10/31      29260.00                    23508.10
  1996/11/30      30996.64                    25165.23
  1996/12/31      29997.01                    24764.73
  1997/01/31      31791.80                    26392.76
  1997/02/28      31059.47                    26081.64
  1997/03/31      29329.16                    24632.02
  1997/04/30      30815.36                    26100.02
  1997/05/31      32990.81                    28148.94
  1997/06/30      34347.78                    29260.51
  1997/07/31      36939.66                    31744.24
  1997/08/31      35475.00                    30147.51
  1997/09/30      37521.22                    31725.59
  1997/10/31      36063.73                    30475.70
  1997/11/30      37111.97                    31561.60
  1997/12/31      37163.78                    31882.20
  1998/01/31      37628.98                    32702.48
  1998/02/28      40493.30                    35201.51
  1998/03/31      41892.72                    36611.58
  1998/04/30      42694.73                    37091.73
  1998/05/31      41581.74                    35886.32
  1998/06/30      44192.36                    37919.97
  1998/07/31      45084.40                    37410.41
  1998/08/31      37727.19                    31548.12
  1998/09/30      41581.74                    34030.30
  1998/10/31      44486.98                    36690.05
  1998/11/30      47580.45                    39484.99
  1998/12/31      51613.58                    43046.14
  1999/01/31      55761.20                    45529.86
  1999/02/28      53013.39                    43296.54
  1999/03/31      55909.23                    45524.73
  1999/04/30      56075.77                    45856.63
  1999/05/31      55307.86                    44557.17
  1999/06/30      58869.84                    47619.45
  1999/07/31      58055.67                    46108.20
  1999/08/31      58370.24                    46681.56
  1999/09/30      57195.25                    45827.88
  1999/10/31      60507.43                    49128.87
  1999/11/30      64078.66                    51948.39
  1999/12/31      70471.04                    57606.83
  2000/01/31      68396.35                    55060.78
  2000/02/29      73284.67                    58500.59
  2000/03/31      76466.59                    61809.09
  2000/04/30      72080.15                    58629.57
  2000/05/31      68145.40                    55528.30
IMATRL PRASUN   SHR__CHT 20000531 20000622 122510 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class A on May 31, 1990, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $68,145 - a 581.45% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,528 - a 455.28% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01%, 40.45%, 214.24% AND 426.94%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 40.45%, 25.26% AND 17.71%, RESPECTIVELY.

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  6.24%          22.96%       217.59%       620.55%
CL T

FIDELITY ADV EQUITY GROWTH -  2.52%          18.66%       206.47%       595.33%
CL T  (INCL. 3.50% SALES
CHARGE)

Russell 3000 Growth           6.89%          24.62%       224.30%       455.28%

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  22.96%       26.00%        21.83%
CL T

FIDELITY ADV EQUITY GROWTH -  18.66%       25.11%        21.40%
CL T   (INCL. 3.50% SALES
CHARGE)

Russell 3000 Growth           24.62%       26.53%        18.70%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Growth -CL T      Russell 3000 Growth
             00286                       RS007
  1990/05/31       9650.00                    10000.00
  1990/06/30       9733.00                    10104.62
  1990/07/31       9456.34                     9991.10
  1990/08/31       8250.09                     9005.86
  1990/09/30       7569.50                     8500.74
  1990/10/31       7663.56                     8508.27
  1990/11/30       8604.21                     9091.64
  1990/12/31       9218.41                     9418.68
  1991/01/31      10557.45                     9921.24
  1991/02/28      11509.17                    10727.54
  1991/03/31      12637.96                    11168.45
  1991/04/30      12593.69                    11111.61
  1991/05/31      13252.15                    11609.36
  1991/06/30      12151.03                    11045.00
  1991/07/31      13135.95                    11632.48
  1991/08/31      13844.21                    12027.50
  1991/09/30      13877.41                    11839.83
  1991/10/31      13916.14                    12042.40
  1991/11/30      13434.75                    11716.55
  1991/12/31      15183.42                    13342.01
  1992/01/31      15608.57                    13095.61
  1992/02/29      15688.81                    13123.01
  1992/03/31      14948.19                    12739.97
  1992/04/30      14639.59                    12781.58
  1992/05/31      14571.70                    12868.57
  1992/06/30      14090.30                    12516.69
  1992/07/31      14584.05                    13066.85
  1992/08/31      14232.25                    12885.35
  1992/09/30      14497.64                    13047.84
  1992/10/31      15256.78                    13264.96
  1992/11/30      16250.44                    13884.28
  1992/12/31      16685.40                    14038.73
  1993/01/31      17152.58                    13900.72
  1993/02/28      16704.69                    13643.20
  1993/03/31      17228.28                    13912.02
  1993/04/30      16938.10                    13363.41
  1993/05/31      17915.90                    13854.66
  1993/06/30      17985.29                    13739.08
  1993/07/31      17676.18                    13524.54
  1993/08/31      18319.64                    14086.68
  1993/09/30      18855.85                    14029.66
  1993/10/31      19082.96                    14421.25
  1993/11/30      18609.83                    14282.56
  1993/12/31      19163.87                    14557.21
  1994/01/31      19832.65                    14898.12
  1994/02/28      19666.94                    14645.22
  1994/03/31      18864.88                    13919.90
  1994/04/30      19063.74                    13982.06
  1994/05/31      18944.43                    14146.26
  1994/06/30      18115.86                    13712.20
  1994/07/31      18500.31                    14154.31
  1994/08/31      19335.51                    14967.47
  1994/09/30      18937.80                    14789.22
  1994/10/31      19554.25                    15119.00
  1994/11/30      18904.65                    14622.96
  1994/12/31      18994.21                    14877.92
  1995/01/31      18826.77                    15132.87
  1995/02/28      19550.10                    15773.43
  1995/03/31      20286.83                    16234.89
  1995/04/30      21164.21                    16579.06
  1995/05/31      21894.24                    17122.70
  1995/06/30      23561.92                    17833.12
  1995/07/31      25316.68                    18639.77
  1995/08/31      25577.88                    18682.07
  1995/09/30      26294.52                    19492.83
  1995/10/31      26160.57                    19405.50
  1995/11/30      26676.28                    20169.86
  1995/12/31      26428.39                    20318.48
  1996/01/31      27046.96                    20912.47
  1996/02/29      27649.11                    21350.64
  1996/03/31      27840.38                    21417.07
  1996/04/30      28669.21                    22090.17
  1996/05/31      29441.38                    22900.41
  1996/06/30      29065.92                    22767.37
  1996/07/31      27301.99                    21283.69
  1996/08/31      27939.56                    21933.50
  1996/09/30      29816.83                    23482.76
  1996/10/31      29965.60                    23508.10
  1996/11/30      31743.70                    25165.23
  1996/12/31      30721.30                    24764.73
  1997/01/31      32565.29                    26392.76
  1997/02/28      31818.85                    26081.64
  1997/03/31      30047.89                    24632.02
  1997/04/30      31577.36                    26100.02
  1997/05/31      33816.68                    28148.94
  1997/06/30      35207.11                    29260.51
  1997/07/31      37878.19                    31744.24
  1997/08/31      36377.99                    30147.51
  1997/09/30      38463.64                    31725.59
  1997/10/31      36956.12                    30475.70
  1997/11/30      38031.87                    31561.60
  1997/12/31      38073.17                    31882.20
  1998/01/31      38553.82                    32702.48
  1998/02/28      41486.90                    35201.51
  1998/03/31      42916.05                    36611.58
  1998/04/30      43722.02                    37091.73
  1998/05/31      42583.69                    35886.32
  1998/06/30      45250.88                    37919.97
  1998/07/31      46156.56                    37410.41
  1998/08/31      38611.98                    31548.12
  1998/09/30      42558.76                    34030.30
  1998/10/31      45525.08                    36690.05
  1998/11/30      48682.50                    39484.99
  1998/12/31      52813.99                    43046.14
  1999/01/31      57064.56                    45529.86
  1999/02/28      54238.93                    43296.54
  1999/03/31      57186.19                    45524.73
  1999/04/30      57354.61                    45856.63
  1999/05/31      56549.96                    44557.17
  1999/06/30      60180.24                    47619.45
  1999/07/31      59338.16                    46108.20
  1999/08/31      59637.57                    46681.56
  1999/09/30      58439.95                    45827.88
  1999/10/31      61808.25                    49128.87
  1999/11/30      65447.88                    51948.39
  1999/12/31      71967.37                    57606.83
  2000/01/31      69846.58                    55060.78
  2000/02/29      74812.51                    58500.59
  2000/03/31      78059.07                    61809.09
  2000/04/30      73568.50                    58629.57
  2000/05/31      69533.05                    55528.30
IMATRL PRASUN   SHR__CHT 20000531 20000622 140015 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class T on May 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $69,533 - a 595.33% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,528 - a 455.28% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01%, 40.45%, 214.24% AND 426.94%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 40.45%, 25.26% AND 17.71%, RESPECTIVELY.

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after December 31, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B's contingent deferred sales charge included in the past six month, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  5.94%          22.28%       211.23%       606.12%
CL B

FIDELITY ADV EQUITY GROWTH -  1.04%          17.28%       209.23%       606.12%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           6.89%          24.62%       224.30%       455.28%

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  22.28%       25.49%        21.59%
CL B

FIDELITY ADV EQUITY GROWTH -  17.28%       25.33%        21.59%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           24.62%       26.53%        18.70%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Growth -CL B      Russell 3000 Growth
             00242                       RS007
  1990/05/31      10000.00                    10000.00
  1990/06/30      10086.01                    10104.62
  1990/07/31       9799.31                     9991.10
  1990/08/31       8549.31                     9005.86
  1990/09/30       7844.04                     8500.74
  1990/10/31       7941.51                     8508.27
  1990/11/30       8916.28                     9091.64
  1990/12/31       9552.75                     9418.68
  1991/01/31      10940.37                     9921.24
  1991/02/28      11926.61                    10727.54
  1991/03/31      13096.33                    11168.45
  1991/04/30      13050.46                    11111.61
  1991/05/31      13732.80                    11609.36
  1991/06/30      12591.74                    11045.00
  1991/07/31      13612.39                    11632.48
  1991/08/31      14346.33                    12027.50
  1991/09/30      14380.73                    11839.83
  1991/10/31      14420.87                    12042.40
  1991/11/30      13922.02                    11716.55
  1991/12/31      15734.11                    13342.01
  1992/01/31      16174.69                    13095.61
  1992/02/29      16257.83                    13123.01
  1992/03/31      15490.35                    12739.97
  1992/04/30      15170.56                    12781.58
  1992/05/31      15100.21                    12868.57
  1992/06/30      14601.35                    12516.69
  1992/07/31      15113.00                    13066.85
  1992/08/31      14748.45                    12885.35
  1992/09/30      15023.46                    13047.84
  1992/10/31      15810.13                    13264.96
  1992/11/30      16839.84                    13884.28
  1992/12/31      17290.57                    14038.73
  1993/01/31      17774.70                    13900.72
  1993/02/28      17310.55                    13643.20
  1993/03/31      17853.14                    13912.02
  1993/04/30      17552.43                    13363.41
  1993/05/31      18565.70                    13854.66
  1993/06/30      18637.61                    13739.08
  1993/07/31      18317.29                    13524.54
  1993/08/31      18984.08                    14086.68
  1993/09/30      19539.75                    14029.66
  1993/10/31      19775.09                    14421.25
  1993/11/30      19284.79                    14282.56
  1993/12/31      19858.93                    14557.21
  1994/01/31      20551.97                    14898.12
  1994/02/28      20380.25                    14645.22
  1994/03/31      19549.10                    13919.90
  1994/04/30      19755.17                    13982.06
  1994/05/31      19631.53                    14146.26
  1994/06/30      18772.91                    13712.20
  1994/07/31      19171.31                    14154.31
  1994/08/31      20036.80                    14967.47
  1994/09/30      19624.66                    14789.22
  1994/10/31      20263.48                    15119.00
  1994/11/30      19590.32                    14622.96
  1994/12/31      19683.11                    14877.92
  1995/01/31      19509.60                    15132.87
  1995/02/28      20259.17                    15773.43
  1995/03/31      21022.62                    16234.89
  1995/04/30      21931.82                    16579.06
  1995/05/31      22688.33                    17122.70
  1995/06/30      24416.50                    17833.12
  1995/07/31      26234.90                    18639.77
  1995/08/31      26505.58                    18682.07
  1995/09/30      27248.20                    19492.83
  1995/10/31      27109.40                    19405.50
  1995/11/30      27643.81                    20169.86
  1995/12/31      27386.93                    20318.48
  1996/01/31      28027.94                    20912.47
  1996/02/29      28651.93                    21350.64
  1996/03/31      28850.13                    21417.07
  1996/04/30      29709.03                    22090.17
  1996/05/31      30509.20                    22900.41
  1996/06/30      30120.13                    22767.37
  1996/07/31      28292.22                    21283.69
  1996/08/31      28952.91                    21933.50
  1996/09/30      30898.27                    23482.76
  1996/10/31      31052.43                    23508.10
  1996/11/30      32895.03                    25165.23
  1996/12/31      31835.54                    24764.73
  1997/01/31      33725.09                    26392.76
  1997/02/28      32925.01                    26081.64
  1997/03/31      31073.41                    24632.02
  1997/04/30      32643.08                    26100.02
  1997/05/31      34929.01                    28148.94
  1997/06/30      36353.91                    29260.51
  1997/07/31      39089.40                    31744.24
  1997/08/31      37512.11                    30147.51
  1997/09/30      39645.64                    31725.59
  1997/10/31      38083.59                    30475.70
  1997/11/30      39173.22                    31561.60
  1997/12/31      39192.82                    31882.20
  1998/01/31      39668.36                    32702.48
  1998/02/28      42668.41                    35201.51
  1998/03/31      44116.42                    36611.58
  1998/04/30      44922.79                    37091.73
  1998/05/31      43726.24                    35886.32
  1998/06/30      46448.83                    37919.97
  1998/07/31      47359.25                    37410.41
  1998/08/31      39590.32                    31548.12
  1998/09/30      43622.19                    34030.30
  1998/10/31      46639.58                    36690.05
  1998/11/30      49856.41                    39484.99
  1998/12/31      54069.50                    43046.14
  1999/01/31      58383.21                    45529.86
  1999/02/28      55470.40                    43296.54
  1999/03/31      58461.41                    45524.73
  1999/04/30      58598.25                    45856.63
  1999/05/31      57747.87                    44557.17
  1999/06/30      61432.86                    47619.45
  1999/07/31      60543.38                    46108.20
  1999/08/31      60817.07                    46681.56
  1999/09/30      59565.93                    45827.88
  1999/10/31      62977.23                    49128.87
  1999/11/30      66652.45                    51948.39
  1999/12/31      73251.13                    57606.83
  2000/01/31      71055.74                    55060.78
  2000/02/29      76087.36                    58500.59
  2000/03/31      79353.68                    61809.09
  2000/04/30      74744.89                    58629.57
  2000/05/31      70611.77                    55528.30
IMATRL PRASUN   SHR__CHT 20000531 20000622 143127 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class B on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $70,612 - a 606.12% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,528 - a 455.28% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01%, 40.45%, 214.24% AND 426.94%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 40.45%, 25.26% AND 17.71%, RESPECTIVELY.

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between December 31, 1996 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T shares, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five years, and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  5.95%          22.30%       211.41%       606.54%
CL C

FIDELITY ADV EQUITY GROWTH -  4.97%          21.30%       211.41%       606.54%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           6.89%          24.62%       224.30%       455.28%

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  22.30%       25.51%        21.59%
CL C

FIDELITY ADV EQUITY GROWTH -  21.30%       25.51%        21.59%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           24.62%       26.53%        18.70%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Growth -CL C      Russell 3000 Growth
             00479                       RS007
  1990/05/31      10000.00                    10000.00
  1990/06/30      10086.01                    10104.62
  1990/07/31       9799.31                     9991.10
  1990/08/31       8549.31                     9005.86
  1990/09/30       7844.04                     8500.74
  1990/10/31       7941.51                     8508.27
  1990/11/30       8916.28                     9091.64
  1990/12/31       9552.75                     9418.68
  1991/01/31      10940.37                     9921.24
  1991/02/28      11926.61                    10727.54
  1991/03/31      13096.33                    11168.45
  1991/04/30      13050.46                    11111.61
  1991/05/31      13732.80                    11609.36
  1991/06/30      12591.74                    11045.00
  1991/07/31      13612.39                    11632.48
  1991/08/31      14346.33                    12027.50
  1991/09/30      14380.73                    11839.83
  1991/10/31      14420.87                    12042.40
  1991/11/30      13922.02                    11716.55
  1991/12/31      15734.11                    13342.01
  1992/01/31      16174.69                    13095.61
  1992/02/29      16257.83                    13123.01
  1992/03/31      15490.35                    12739.97
  1992/04/30      15170.56                    12781.58
  1992/05/31      15100.21                    12868.57
  1992/06/30      14601.35                    12516.69
  1992/07/31      15113.00                    13066.85
  1992/08/31      14748.45                    12885.35
  1992/09/30      15023.46                    13047.84
  1992/10/31      15810.13                    13264.96
  1992/11/30      16839.84                    13884.28
  1992/12/31      17290.57                    14038.73
  1993/01/31      17774.70                    13900.72
  1993/02/28      17310.55                    13643.20
  1993/03/31      17853.14                    13912.02
  1993/04/30      17552.43                    13363.41
  1993/05/31      18565.70                    13854.66
  1993/06/30      18637.61                    13739.08
  1993/07/31      18317.29                    13524.54
  1993/08/31      18984.08                    14086.68
  1993/09/30      19539.75                    14029.66
  1993/10/31      19775.09                    14421.25
  1993/11/30      19284.79                    14282.56
  1993/12/31      19858.93                    14557.21
  1994/01/31      20551.97                    14898.12
  1994/02/28      20380.25                    14645.22
  1994/03/31      19549.10                    13919.90
  1994/04/30      19755.17                    13982.06
  1994/05/31      19631.53                    14146.26
  1994/06/30      18772.91                    13712.20
  1994/07/31      19171.31                    14154.31
  1994/08/31      20036.80                    14967.47
  1994/09/30      19624.66                    14789.22
  1994/10/31      20263.48                    15119.00
  1994/11/30      19590.32                    14622.96
  1994/12/31      19683.11                    14877.92
  1995/01/31      19509.60                    15132.87
  1995/02/28      20259.17                    15773.43
  1995/03/31      21022.62                    16234.89
  1995/04/30      21931.82                    16579.06
  1995/05/31      22688.33                    17122.70
  1995/06/30      24416.50                    17833.12
  1995/07/31      26234.90                    18639.77
  1995/08/31      26505.58                    18682.07
  1995/09/30      27248.20                    19492.83
  1995/10/31      27109.40                    19405.50
  1995/11/30      27643.81                    20169.86
  1995/12/31      27386.93                    20318.48
  1996/01/31      28027.94                    20912.47
  1996/02/29      28651.93                    21350.64
  1996/03/31      28850.13                    21417.07
  1996/04/30      29709.03                    22090.17
  1996/05/31      30509.20                    22900.41
  1996/06/30      30120.13                    22767.37
  1996/07/31      28292.22                    21283.69
  1996/08/31      28952.91                    21933.50
  1996/09/30      30898.27                    23482.76
  1996/10/31      31052.43                    23508.10
  1996/11/30      32895.03                    25165.23
  1996/12/31      31835.54                    24764.73
  1997/01/31      33725.09                    26392.76
  1997/02/28      32925.01                    26081.64
  1997/03/31      31073.41                    24632.02
  1997/04/30      32643.08                    26100.02
  1997/05/31      34929.01                    28148.94
  1997/06/30      36353.91                    29260.51
  1997/07/31      39089.40                    31744.24
  1997/08/31      37512.11                    30147.51
  1997/09/30      39645.64                    31725.59
  1997/10/31      38083.59                    30475.70
  1997/11/30      39172.35                    31561.60
  1997/12/31      39191.45                    31882.20
  1998/01/31      39695.31                    32702.48
  1998/02/28      42692.15                    35201.51
  1998/03/31      44139.20                    36611.58
  1998/04/30      44944.06                    37091.73
  1998/05/31      43753.89                    35886.32
  1998/06/30      46468.17                    37919.97
  1998/07/31      47375.79                    37410.41
  1998/08/31      39609.69                    31548.12
  1998/09/30      43634.02                    34030.30
  1998/10/31      46656.55                    36690.05
  1998/11/30      49867.45                    39484.99
  1998/12/31      54082.13                    43046.14
  1999/01/31      58410.27                    45529.86
  1999/02/28      55494.59                    43296.54
  1999/03/31      58487.51                    45524.73
  1999/04/30      58622.67                    45856.63
  1999/05/31      57773.07                    44557.17
  1999/06/30      61461.12                    47619.45
  1999/07/31      60572.90                    46108.20
  1999/08/31      60852.88                    46681.56
  1999/09/30      59597.79                    45827.88
  1999/10/31      63015.51                    49128.87
  1999/11/30      66684.26                    51948.39
  1999/12/31      73302.04                    57606.83
  2000/01/31      71092.62                    55060.78
  2000/02/29      76123.69                    58500.59
  2000/03/31      79380.32                    61809.09
  2000/04/30      74787.64                    58629.57
  2000/05/31      70654.23                    55528.30
IMATRL PRASUN   SHR__CHT 20000531 20000622 152252 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class C on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $70,654 - a 606.54% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,528 - a 455.28% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01%, 40.45%, 214.24% AND 426.94%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 40.45%, 25.26% AND 17.71%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM     Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Jennifer Uhrig)

An interview with Jennifer Uhrig, Portfolio Manager of Fidelity
Advisor Equity Growth Fund

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 6.35%, 6.24%, 5.94% and 5.95%, respectively. The Russell 3000 Growth Index returned 6.89% during this time, while the growth funds average - as tracked by Lipper Inc. - returned 7.32%. For the 12 months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 23.21%, 22.96%, 22.28%, and 22.30%, respectively. The Russell index and Lipper average returned 24.62% and 20.08%, respectively.

Q. THE BIG STORY DURING THE PERIOD WAS THE VOLATILITY WE WITNESSED WITHIN THE TECHNOLOGY SECTOR. HOW DID THIS CHOPPINESS AFFECT THE FUND?

A. Technology stocks performed well during the first half of the period, but succumbed to investor fears during the second as high valuations felt the effects of higher interest rates and the group suffered a significant downturn. The fund was underweighted in technology relative to the Russell index, but nonetheless had approximately 43% of its net assets in the sector with an emphasis on smaller-cap tech names. Unfortunately, these types of stocks were hit particularly hard. On the plus side, the fund's investments in communications equipment providers such as Nokia and Ericsson helped. These stocks tend to trade in line with technology, so their solid performance during the period was a pleasant surprise.

Q. DESPITE THE VOLATILITY, SOME OF THE FUND'S BIGGER-CAP TECHNOLOGY NAMES CONTRIBUTED POSITIVELY TO PERFORMANCE . . .

A. The fund's stakes in market leaders such as Cisco Systems, EMC Corp. and Intel generated good results. Cisco - the main player in the Internet infrastructure area - experienced accelerating earnings and revenue growth in spite of Y2K concerns. EMC - which specializes in data storage - also enjoyed accelerating growth, and Intel benefited from a shortage of high-end microprocessors. Microsoft, on the other hand, was a notable laggard among the big-caps during the period, partly due to the ongoing federal government case, but also because the company's applications business slowed. Microsoft also was in the process of implementing a new Internet strategy, and its success is yet to be proven.

Q. WHAT OTHER TYPES OF STOCKS CONTRIBUTED POSITIVELY?

A. The fund's holdings in the oil services sector, such as Baker Hughes, Halliburton and Smith International, did well. Oil prices were at high levels, which made the return on exploration quite attractive. In addition, we've seen lower levels of exploration in recent years, meaning that activity will need to pick up in order to meet production estimates. These companies - which sell the equipment used to drill for oil - were in a solid position to benefit from this environment. Also, the fund's underweighting in consumer nondurables positions - relative to the index - worked out well.

Q. AT JUST OVER 14%, HEALTH STOCKS OCCUPIED THE SECOND-LARGEST SLOT - AFTER TECHNOLOGY - IN THE PORTFOLIO. HOW DID THE FUND'S HEALTH-RELATED INVESTMENTS PERFORM?

A. It was a mixed bag. The fund's drug stocks performed well as the economy began to slow, but its biotechnology investments - particularly those involved in genomics - fell in sympathy with technology stocks. Drug stocks Eli Lilly - which had eight drugs in late-stage development - and Warner-Lambert were among the fund's top performers. Bristol-Myers Squibb, though, was a notable detractor as the company suffered when its promising blood pressure drug Vanlev was unexpectedly recalled for further study just 10 days before it was expected to hit the market. In terms of biotech, the fund's stakes in Millennium Pharmaceuticals and Genentech hurt performance.

Q. WHAT'S YOUR OUTLOOK?

A. Technology has been the key market driver, and the sector has been very volatile. Performance has bounced around depending on whether tech stocks have had a good week or a bad week. Earnings growth continues to be strong for technology, so the sector could do well if the economy slows and interest rates stabilize. Outside of technology, the key economic question is whether we're in for a soft landing - in which the economy slows, but in a gradual fashion - or a hard landing
- which could translate into a recession. Obviously, a soft landing would be better. More stocks outside of technology could participate, and economically sensitive stocks would stand a chance. If we see a hard landing, I may look to add to the fund's consumer nondurables positions or the drug stocks, both of which tend to perform well going into a recession.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to achieve capital
appreciation by investing
primarily in common stock
of companies with
above-average growth
characteristics

START DATE: November 22,
1983

SIZE: as of May 31, 2000,
more than $14.7 billion

MANAGER: Jennifer Uhrig,
since 1997; joined Fidelity
in 1987

JENNIFER UHRIG ON
WIRELESS TECHNOLOGY:

"Cell phone usage has been a key
driver of wireless technology. So far,
cell phones have been used almost
exclusively for voice calls. Soon,
though, they'll be able to do much
more than that. You'll be able to
use your phone to get e-mail, your
calendar, account balances, sports
scores, the local weather, etc.  And
we're just scratching the surface. In
some parts of Europe, you can point
your phone at a soda machine and
order a Coke. This greater utility
will stimulate new users and also
encourage existing users to replace
their phones.

"I've played the wireless trend a few
ways. First, I've been attracted to
companies such as Lucent
Technologies, Ericsson and
Motorola that make the
equipment to support wireless
networks. The fund also has stakes
in companies that supply
components that go into wireless
devices. A good example is Texas
Instruments, which makes digital
signal processors that go into cell
phones. Texas Instruments was one
of the fund's better performers
during the period. Finally, the fund
owns a number of service providers
that actually sign the customers up
and provide service. Names in this
area would include Vodafone
AirTouch, China Telecom, and
VoiceStream.

"Over the past year, subscriber
growth rates have risen
dramatically, which is a plus for
all three areas of investment. As the
capabilities increase, cell phones
may well become hand-held PCs. I'll
try to make sure the fund is
well-positioned as wireless
expands."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Intel Corp.                     4.5                     1.8

Cisco Systems, Inc.             4.4                     3.5

General Electric Co.            2.9                     1.9

Warner-Lambert Co.              2.8                     2.2

Texas Instruments, Inc.         2.2                     1.3

Eli Lilly & Co.                 2.0                     2.0

Bristol-Myers Squibb Co.        1.6                     1.7

International Business          1.6                     0.9
Machines Corp.

EMC Corp.                       1.5                     1.3

Dell Computer Corp.             1.5                     0.5

                                25.0                    17.1

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      43.1                    32.7

Health                          14.2                    14.8

Finance                         9.2                     9.7

Media & Leisure                 7.6                     10.0

Utilities                       6.6                     7.8



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          99.7%                         Stocks                                  98.1%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 0.3%                         Net Other Assets                         1.9%

*  FOREIGN  INVESTMENTS         12.0%                         ** FOREIGN INVESTMENTS                  10.7%

Row: 1, Col: 1, Value: 99.7                                   Row: 1, Col: 1, Value: 98.09999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.3                                    Row: 1, Col: 8, Value: 1.9







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 99.7%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.7%

BFGoodrich Co.                    253,600                    $ 9,003

Boeing Co.                        1,458,320                   56,966

United Technologies Corp.         656,000                     39,647

                                                              105,616

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.2%

Cytec Industries, Inc. (a)        708,700                     19,223

Lyondell Chemical Co.             1,103,790                   18,419

                                                              37,642

METALS & MINING - 0.5%

CommScope, Inc. (a)               1,010,200                   39,019

Falconbridge Ltd.                 640,300                     9,199

Inco Ltd. (a)                     1,118,600                   17,939

Martin Marietta Materials,        114,800                     5,618
Inc.

                                                              71,775

PACKAGING & CONTAINERS - 0.2%

Owens-Illinois, Inc. (a)          2,621,600                   29,493

TOTAL BASIC INDUSTRIES                                        138,910

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.1%

Vulcan Materials Co.              279,400                     13,062

ENGINEERING - 0.1%

Fluor Corp.                       25,000                      813

Stolt Offshore SA (a)             886,000                     13,069

Stolt Offshore SA Class A         159,000                     2,067
sponsored ADR (a)

                                                              15,949

TOTAL CONSTRUCTION & REAL                                     29,011
ESTATE

DURABLES - 0.7%

CONSUMER ELECTRONICS - 0.6%

Gemstar International Group       518,800                     22,017
Ltd. (a)

Pioneer Corp.                     152,000                     4,640

Sanyo Electric Co. Ltd.           656,000                     4,845

Sony Corp.                        668,100                     60,922

                                                              92,424

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.1%

Shaw Industries, Inc.             834,100                    $ 11,625

TOTAL DURABLES                                                104,049

ENERGY - 3.8%

ENERGY SERVICES - 2.6%

Baker Hughes, Inc.                2,419,730                   87,715

BJ Services Co. (a)               682,400                     48,877

Coflexip SA sponsored ADR         740,800                     43,152

Halliburton Co.                   1,970,800                   100,511

Smith International, Inc. (a)     688,100                     54,403

Weatherford International,        1,052,200                   45,310
Inc.

                                                              379,968

OIL & GAS - 1.2%

Apache Corp.                      541,900                     32,988

Burlington Resources, Inc.        539,700                     24,691

Grant Prideco, Inc. (a)           1,060,300                   24,652

Newfield Exploration Co. (a)      1,114,100                   46,653

Noble Affiliates, Inc.            1,145,000                   45,013

Vastar Resources, Inc.            93,300                      7,598

                                                              181,595

TOTAL ENERGY                                                  561,563

FINANCE - 9.2%

BANKS - 1.1%

Bank One Corp.                    4,209,200                   139,167

Chuo Mitsui Trust & Banking       2,779,000                   11,164
Co. Ltd.

Sumitomo Trust & Banking Ltd.     1,980,000                   14,311

                                                              164,642

CREDIT & OTHER FINANCE - 1.3%

American Express Co.              1,836,412                   98,822

Associates First Capital          2,544,300                   69,809
Corp. Class A

Citigroup, Inc.                   399,600                     24,850

                                                              193,481

FEDERAL SPONSORED CREDIT - 1.6%

Fannie Mae                        2,853,500                   171,567

Freddie Mac                       1,571,400                   69,927

                                                              241,494

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - 3.6%

Ace Ltd.                          1,689,100                  $ 45,289

AFLAC, Inc.                       703,400                     36,357

Allmerica Financial Corp.         515,700                     29,749

AMBAC Financial Group, Inc.       347,400                     17,500

American International Group,     1,344,412                   151,330
Inc.

Everest Re Group Ltd.             951,900                     32,365

Marsh & McLennan Companies,       566,400                     62,339
Inc.

The Chubb Corp.                   838,700                     58,709

XL Capital Ltd. Class A           1,533,800                   91,261

                                                              524,899

SECURITIES INDUSTRY - 1.6%

Charles Schwab Corp.              2,548,200                   73,261

Daiwa Securities Group, Inc.      4,256,000                   51,729

Nikko Securities Co. Ltd.         4,489,000                   41,566

Nomura Securities Co. Ltd.        3,061,000                   70,149

                                                              236,705

TOTAL FINANCE                                                 1,361,221

HEALTH - 14.2%

DRUGS & PHARMACEUTICALS - 12.5%

Abgenix, Inc. (a)                 581,300                     45,923

Alkermes, Inc. (a)                995,100                     36,446

American Home Products Corp.      1,074,600                   57,894

Bristol-Myers Squibb Co.          4,371,800                   240,722

Cambridge Antibody Technology     260,255                     9,003
Group PLC (a)

Elan Corp. PLC sponsored ADR      2,234,380                   88,956
(a)

Eli Lilly & Co.                   3,800,400                   289,305

Exelixis, Inc.                    548,300                     13,296

Genentech, Inc.                   678,900                     72,897

Human Genome Sciences, Inc.       541,000                     47,473
(a)

Medarex, Inc. (a)                 669,200                     30,449

Merck & Co., Inc.                 1,914,100                   142,840

Millennium Pharmaceuticals,       1,104,200                   92,339
Inc. (a)

Pfizer, Inc.                      2,824,400                   125,862

Protein Design Labs, Inc. (a)     112,200                     11,963

Schering-Plough Corp.             2,843,300                   137,545

Warner-Lambert Co.                3,339,500                   407,836

                                                              1,850,749

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Cardinal Health, Inc.             1,387,800                  $ 90,034

Guidant Corp. (a)                 511,400                     25,890

Johnson & Johnson                 468,000                     41,886

Medtronic, Inc.                   685,100                     35,368

                                                              193,178

MEDICAL FACILITIES MANAGEMENT
- 0.4%

HCA- The Healthcare Co.           1,483,900                   40,065

Health Management Associates,     392,875                     4,641
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             1,813,800                   11,676

                                                              56,382

TOTAL HEALTH                                                  2,100,309

HOLDING COMPANIES - 0.2%

PartnerRe Ltd.                    933,900                     34,671

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.1%

ELECTRICAL EQUIPMENT - 2.9%

General Electric Co.              8,146,700                   428,720

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ASM Lithography Holding NV (a)    1,002,900                   35,666

TOTAL INDUSTRIAL MACHINERY &                                  464,386
EQUIPMENT

MEDIA & LEISURE - 7.6%

BROADCASTING - 4.6%

AT&T Corp. - Liberty Media        951,760                     42,175
Group Class A (a)

Cablevision Systems Corp.         139,200                     8,717
Class A (a)

Clear Channel Communications,     950,500                     71,169
Inc. (a)

Comcast Corp. Class A             1,619,100                   61,323
(special) (a)

Cox Communications, Inc.          1,181,000                   52,112
Class A (a)

EchoStar Communications Corp.     1,082,000                   43,212
Class A (a)

Mediacom Communications Corp.     918,500                     7,362
Class A

MediaOne Group, Inc. (a)          1,932,100                   129,088

NTL, Inc. (a)                     516,750                     30,521

Time Warner, Inc.                 2,054,098                   162,145

UnitedGlobalCom, Inc. Class A     740,600                     35,549
(a)

USA Networks, Inc. (a)            2,016,000                   38,178

                                                              681,551

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.7%

Viacom, Inc. Class B              1,396,290                  $ 86,570
(non-vtg.) (a)

Walt Disney Co.                   222,100                     9,370

                                                              95,940

LEISURE DURABLES & TOYS - 0.3%

Harley-Davidson, Inc.             1,120,200                   41,727

RESTAURANTS - 2.0%

Brinker International, Inc.       1,575,700                   44,612
(a)

Darden Restaurants, Inc.          2,343,900                   40,286

McDonald's Corp.                  3,109,900                   111,373

Outback Steakhouse, Inc. (a)      1,620,700                   49,127

Tricon Global Restaurants,        1,249,080                   36,614
Inc. (a)

Wendy's International, Inc.       713,100                     13,950

                                                              295,962

TOTAL MEDIA & LEISURE                                         1,115,180

NONDURABLES - 3.4%

BEVERAGES - 1.3%

Coca-Cola Enterprises, Inc.       1,731,600                   29,654

Pepsi Bottling Group, Inc.        1,736,600                   45,369

The Coca-Cola Co.                 2,143,900                   114,431

                                                              189,454

FOODS - 0.4%

American Italian Pasta Co.        512,200                     12,581
Class A (a)

Keebler Foods Co.                 1,206,400                   43,732

                                                              56,313

HOUSEHOLD PRODUCTS - 0.4%

Clorox Co.                        1,426,800                   56,537

TOBACCO - 1.3%

Philip Morris Companies, Inc.     7,353,600                   192,113

TOTAL NONDURABLES                                             494,417

PRECIOUS METALS - 0.5%

Barrick Gold Corp.                1,144,200                   20,950

Homestake Mining Co.              1,794,700                   12,114

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

PRECIOUS METALS - CONTINUED

Newmont Mining Corp.              1,165,600                  $ 26,882

Placer Dome, Inc.                 1,137,900                   9,353

                                                              69,299

RETAIL & WHOLESALE - 4.4%

DRUG STORES - 0.4%

Walgreen Co.                      1,858,700                   52,741

GENERAL MERCHANDISE STORES -
1.5%

Kohls Corp. (a)                   966,300                     50,006

Wal-Mart Stores, Inc.             2,997,200                   172,714

                                                              222,720

GROCERY STORES - 0.4%

Safeway, Inc. (a)                 1,368,500                   63,122

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.1%

Best Buy Co., Inc. (a)            1,319,900                   84,474

Home Depot, Inc.                  3,868,400                   188,826

Tiffany & Co., Inc.               699,500                     42,626

                                                              315,926

TOTAL RETAIL & WHOLESALE                                      654,509

SERVICES - 0.3%

ADVERTISING - 0.2%

TMP Worldwide, Inc. (a)           420,500                     23,233

SERVICES - 0.1%

Media Metrix, Inc.                273,000                     7,610

Register.com, Inc.                240,900                     9,395

                                                              17,005

TOTAL SERVICES                                                40,238

TECHNOLOGY - 43.1%

COMMUNICATIONS EQUIPMENT -
10.8%

ADC Telecommunications, Inc.      1,258,800                   84,576
(a)

Advanced Fibre                    450,000                     20,700
Communications, Inc. (a)

Aspect Communications Corp.       533,700                     21,415
(a)

Ciena Corp. (a)                   449,400                     53,788

Cisco Systems, Inc. (a)           11,432,700                  650,949

Comverse Technology, Inc. (a)     559,200                     51,097

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Corning, Inc.                     567,200                    $ 109,718

Ditech Communications Corp.       302,600                     24,813

Lucent Technologies, Inc.         3,730,792                   214,054

Nokia AB sponsored ADR            2,731,700                   142,048

Nortel Networks Corp.             2,768,800                   147,552

Oni Systems Corp.                 8,000                       200

Telefonaktiebolaget LM            3,537,400                   72,517
Ericsson sponsored ADR

                                                              1,593,427

COMPUTER SERVICES & SOFTWARE
- 8.7%

Adobe Systems, Inc.               456,200                     51,351

Affymetrix, Inc. (a)              259,400                     30,804

Art Technology Group, Inc.        453,000                     26,585

Automatic Data Processing,        1,107,500                   60,843
Inc.

BEA Systems, Inc. (a)             1,191,200                   43,032

BroadVision, Inc. (a)             1,157,600                   41,457

Citrix Systems, Inc. (a)          1,404,800                   73,928

Concentric Network Corp. (a)      593,400                     26,555

Digex, Inc. Class A               982,200                     41,498

Electronic Arts, Inc. (a)         783,300                     50,033

Electronic Data Systems Corp.     1,191,000                   76,596

Electronics for Imaging, Inc.     1,004,200                   36,967
(a)

Healtheon/Web Maryland Corp.      829,400                     12,130
(a)

Inktomi Corp. (a)                 413,154                     46,118

Intertrust Technologies Corp.     801,100                     14,220

Intuit, Inc. (a)                  2,223,200                   80,591

Mercury Interactive Corp. (a)     405,100                     34,332

Microsoft Corp. (a)               2,834,400                   177,327

Network Solutions, Inc. Class     57,500                      8,499
A (a)

Nuance Communications, Inc.       175,100                     6,916

Oracle Corp. (a)                  1,711,500                   123,014

PeopleSoft, Inc. (a)              675,500                     9,330

Priceline.com, Inc. (a)           587,400                     22,395

Razorfish, Inc. Class A           418,200                     6,534

Software.com, Inc.                205,300                     17,297

Trans Cosmos, Inc.                122,700                     17,873

Usinternetworking, Inc. (a)       457,800                     8,212

VeriSign, Inc. (a)                325,900                     44,119

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

VERITAS Software Corp. (a)        744,100                    $ 86,688

Vignette Corp. (a)                235,800                     6,499

                                                              1,281,743

COMPUTERS & OFFICE EQUIPMENT
- 9.6%

Brocade Communications            422,100                     49,781
Systems, Inc.

CDW Computer Centers, Inc. (a)    675,300                     79,000

Compaq Computer Corp.             1,887,900                   49,557

Dell Computer Corp. (a)           4,975,900                   214,586

EMC Corp. (a)                     1,928,682                   224,330

Gateway, Inc. (a)                 806,700                     39,932

Hewlett-Packard Co.               1,370,400                   164,619

International Business            2,119,700                   227,470
Machines Corp.

Lexmark International Group,      460,300                     32,106
Inc. Class A (a)

MRV Communications, Inc. (a)      1,762,000                   46,913

Pitney Bowes, Inc.                755,000                     32,843

SCI Systems, Inc. (a)             1,224,300                   55,094

Softbank Corp.                    117,600                     18,003

Softbank Corp. New                225,400                     33,774

Sun Microsystems, Inc. (a)        1,906,000                   146,047

                                                              1,414,055

ELECTRONIC INSTRUMENTS - 0.8%

Agilent Technologies, Inc.        835,100                     61,484

Applied Materials, Inc. (a)       675,900                     56,438

Varian, Inc. (a)                  277,400                     9,796

                                                              127,718

ELECTRONICS - 13.2%

Advanced Micro Devices, Inc.      1,023,400                   83,343
(a)

Bookham Technology PLC            98,800                      4,810
sponsored ADR

Broadcom Corp. Class A (a)        316,000                     41,100

Celestica, Inc. (sub. vtg.)       537,100                     25,052
(a)

Chartered Semiconductor           897,400                     72,016
Manufacturing Ltd. ADR

Intel Corp.                       5,366,400                   669,118

JDS Uniphase Corp. (a)            1,070,100                   94,169

Kyocera Corp.                     280,500                     46,020

Linear Technology Corp.           314,000                     18,546

LSI Logic Corp. (a)               1,121,700                   59,100

Micron Technology, Inc. (a)       1,632,600                   114,180

Mitsubishi Electric Corp.         7,536,000                   73,976

Motorola, Inc.                    1,117,900                   104,803

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

PMC-Sierra, Inc. (a)              232,200                    $ 35,585

Samsung Electronics Co. Ltd.      135,690                     37,001

Sanmina Corp. (a)                 807,800                     51,396

Taiwan Semiconductor              1,435,670                   50,697
Manufacturing Co. Ltd.
sponsored ADR (a)

Texas Instruments, Inc.           4,515,300                   326,230

Xilinx, Inc. (a)                  684,400                     52,100

                                                              1,959,242

TOTAL TECHNOLOGY                                              6,376,185

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

Southwest Airlines Co.            1,764,200                   33,851

Travelocity.com, Inc. (a)         349,500                     6,182

                                                              40,033

RAILROADS - 0.5%

Burlington Northern Santa Fe      964,900                     22,796
Corp.

Canadian National Railway Co.     1,164,100                   31,699

Union Pacific Corp.               545,700                     23,090

                                                              77,585

TOTAL TRANSPORTATION                                          117,618

UTILITIES - 6.6%

CELLULAR - 3.6%

Aerial Communications, Inc.       411,700                     21,449
(a)

AT&T Corp. - Wireless Group       935,200                     26,712

China Telecom (Hong Kong)         576,950                     84,812
Ltd. sponsored ADR (a)

Nextel Communications, Inc.       794,800                     73,618
Class A (a)

Sprint Corp. - PCS Group          1,425,900                   79,137
Series 1 (a)

Vodafone AirTouch PLC             25,779,144                  118,101

Vodafone AirTouch PLC             1,328,050                   60,841
sponsored ADR

VoiceStream Wireless Corp. (a)    590,328                     67,593

                                                              532,263

ELECTRIC UTILITY - 0.8%

AES Corp. (a)                     800,300                     69,826

Calpine Corp. (a)                 429,800                     45,532

                                                              115,358

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 2.2%

AT&T Corp.                        1,840,311                  $ 63,836

DDI Corp.                         4,660                       47,560

iBasis, Inc.                      373,500                     5,252

McLeodUSA, Inc. Class A (a)       2,736,000                   54,720

Metromedia Fiber Network,         2,038,800                   63,075
Inc. Class A (a)

Net2Phone, Inc.                   132,200                     3,900

NEXTLINK Communications, Inc.     293,100                     20,535
Class A (a)

Sprint Corp. - FON Group          603,200                     36,494

TeraBeam Networks (c)             11,900                      179

Time Warner Telecom, Inc.         621,000                     34,776
Class A

WinStar Communications, Inc.      14,000                      397
(a)

                                                              330,724

TOTAL UTILITIES                                               978,345

TOTAL COMMON STOCKS                                           14,745,527
(Cost $11,632,621)

CASH EQUIVALENTS - 1.4%



Central Cash Collateral Fund,     109,126,881                 109,127
6.54% (b)

Taxable Central Cash Fund,        93,866,101                  93,866
6.37% (b)

TOTAL CASH EQUIVALENTS                                        202,993
(Cost $202,993)

TOTAL INVESTMENT PORTFOLIO -                                  14,948,520
101.1%
(Cost $11,835,614)

NET OTHER ASSETS - (1.1)%                                     (166,624)

NET ASSETS - 100%                                           $ 14,781,896


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY             ACQUISITION DATE  ACQUISITION COST (000S)

TeraBeam   Networks  4/7/00            $ 179


Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     88.0%

Japan                         3.2

Canada                        1.8

United Kingdom                1.3

Finland                       1.0

Others (individually less     4.7
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $11,925,283,000. Net unrealized appreciation aggregated $3,023,237,000, of which $4,043,208,000 related to appreciated investment securities and $1,019,971,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                              MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 14,948,520
value (cost $11,835,614) -
See accompanying schedule

Receivable for investments                 81,993
sold

Receivable for fund shares                 30,300
sold

Dividends receivable                       7,377

Interest receivable                        951

Other receivables                          144

 TOTAL ASSETS                              15,069,285

LIABILITIES

Payable for investments        $ 128,169
purchased

Payable for fund shares         33,043
redeemed

Accrued management fee          7,123

Distribution fees payable       6,613

Other payables and accrued      3,314
expenses

Collateral on securities        109,127
loaned, at value

 TOTAL LIABILITIES                         287,389

NET ASSETS                                $ 14,781,896

Net Assets consist of:

Paid in capital                           $ 10,935,191

Distributions in excess of                 (49,107)
net investment income

Accumulated undistributed net              782,921
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                3,112,891
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 14,781,896

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                  MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM              $67.89
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($606,595
(divided by) 8,935.5 shares)

Maximum offering price per          $72.03
share (100/94.25 of $67.89)

CLASS T: NET ASSET VALUE and        $68.75
redemption price per share
($9,652,015 (divided by)
140,388 shares)

Maximum offering price per          $71.24
share (100/96.50 of $68.75)

CLASS B: NET ASSET VALUE and        $66.80
offering price per share
($2,162,313 (divided by)
32,368 shares) A

CLASS C: NET ASSET VALUE and        $67.69
offering price per share
($796,654 (divided by)
11,769 shares) A

INSTITUTIONAL CLASS: NET            $70.26
ASSET VALUE, offering price
and redemption price   per
share ($1,564,319 (divided
by) 22,265 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGES.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED MAY 31, 2000
                                          (UNAUDITED)

INVESTMENT INCOME                            $ 37,848
Dividends

Interest                                      6,177

Security lending                              557

 TOTAL INCOME                                 44,582

EXPENSES

Management fee                   $ 41,080

Transfer agent fees               13,446

Distribution fees                 37,419

Accounting and security           533
lending fees

Non-interested trustees'          36
compensation

Custodian fees and expenses       267

Registration fees                 1,341

Audit                             38

Legal                             37

Miscellaneous                     18

 Total expenses before            94,215
reductions

 Expense reductions               (1,137)     93,078

NET INVESTMENT INCOME (LOSS)                  (48,496)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            827,960

 Foreign currency transactions    59          828,019

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (141,009)

 Assets and liabilities in        (13)        (141,022)
foreign currencies

NET GAIN (LOSS)                               686,997

NET INCREASE (DECREASE) IN                   $ 638,501
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (48,496)                     $ (37,705)
income (loss)

 Net realized gain (loss)       828,019                        1,147,901

 Change in net unrealized       (141,022)                      1,476,079
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     638,501                        2,586,275
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (611)                          -
In excess of net investment
income

 From net realized gain         (945,723)                      (801,608)

 TOTAL DISTRIBUTIONS            (946,334)                      (801,608)

Share transactions - net        3,358,659                      3,208,668
increase (decrease)

  TOTAL INCREASE (DECREASE)     3,050,826                      4,993,335
IN NET ASSETS

NET ASSETS

 Beginning of period            11,731,070                     6,737,735

 End of period (including      $ 14,781,896                   $ 11,731,070
distributions in excess of
net   investment income of
$49,107 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 69.26                        $ 58.14                   $ 51.69   $ 44.80   $ 39.47
of period

Income from  Investment
Operations

Net investment  income (loss)   (.16)                          (.14)                     (.13)     (.06)     .04
E

Net realized and  unrealized    4.45                           18.28                     12.76     8.54      5.29
gain (loss)

Total from  investment          4.29                           18.14                     12.63     8.48      5.33
operations

Less Distributions

From net  investment income     -                              -                         (.03)     (.36)     -

From net realized gain          (5.66)                         (7.02)                    (6.15)    (1.23)    -

Total distributions             (5.66)                         (7.02)                    (6.18)    (1.59)    -

Net asset value,  end of       $ 67.89                        $ 69.26                   $ 58.14   $ 51.69   $ 44.80
period

TOTAL RETURN B, C               6.35%                          34.67%                    28.21%    19.73%    13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 607                          $ 403                     $ 92      $ 29      $ 4
(in millions)

Ratio of expenses to average    1.09% A                        1.09%                     1.12%     1.32% G   1.52% A, D, G
net assets

Ratio of expenses to average    1.08% A, H                     1.08% H                   1.10% H   1.30% H   1.50% A, H
net assets after expense
reductions

Ratio of net investment         (.45)% A                       (.23)%                    (.26)%    (.12)%    .38% A
income (loss) to  average
net assets

Portfolio turnover              103% A                         82%                       122%      108%      76%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                 1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 69.95                        $ 58.59             $ 51.97   $ 44.81   $ 39.83   $ 28.52
of period

Income from Investment
Operations

Net investment income (loss)      (.23) D                        (.27) D             (.21) D   (.04) D   .22 D     .06

Net realized  and unrealized      4.50                           18.49               12.87     8.60      6.90      11.54
gain (loss)

Total from investment             4.27                           18.22               12.66     8.56      7.12      11.60
operations

Less Distributions

From net investment income        -                              -                   -         (.17)     (.03)     (.08)

From net  realized gain           (5.47)                         (6.86)              (6.04)    (1.23)    (2.11)    (.16)

In excess of net realized gain    -                              -                   -         -         -         (.05)

 Total distributions              (5.47)                         (6.86)              (6.04)    (1.40)    (2.14)    (.29)

Net asset value, end of period   $ 68.75                        $ 69.95             $ 58.59   $ 51.97   $ 44.81   $ 39.83

TOTAL RETURN B, C                 6.24%                          34.44%              28.00%    19.81%    19.00%    41.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 9,652                        $ 8,047             $ 5,187   $ 4,206   $ 3,537   $ 2,051
(in millions)

Ratio of expenses  to average     1.30% A                        1.29%               1.29%     1.31% E   1.36%     1.55%
 net assets

Ratio of expenses  to average     1.28% A, F                     1.28% F             1.27% F   1.29% F   1.34% F   1.54% F
 net assets  after expense
reductions

Ratio of net investment           (.65)% A                       (.43)%              (.41)%    (.08)%    .54%      .21%
income (loss) to average net
assets

Portfolio turnover                103% A                         82%                 122%      108%      76%       97%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 68.19                        $ 57.50                   $ 51.41   $ 41.81
period

Income from Investment
Operations

Net investment income (loss) D    (.42)                          (.60)                     (.52)     (.32)

Net realized and  unrealized      4.39                           18.08                     12.68     9.95
gain (loss)

Total from investment             3.97                           17.48                     12.16     9.63
operations

Less Distributions

From net realized gain            (5.36)                         (6.79)                    (6.07)    (.03)

Net asset value, end of period   $ 66.80                        $ 68.19                   $ 57.50   $ 51.41

TOTAL RETURN B, C                 5.94%                          33.69%                    27.27%    23.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,162                        $ 1,396                   $ 307     $ 71
millions)

Ratio of expenses to average      1.86% A                        1.85%                     1.88%     1.93% A, F
net assets

Ratio of expenses to average      1.84% A, G                     1.84% G                   1.85% G   1.90% A, G
net assets after expense
reductions

Ratio of net investment           (1.21)% A                      (.98)%                    (1.01)%   (.73)% A
income (loss) to average net
assets

Portfolio turnover                103% A                         82%                       122%      108%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 69.07                        $ 58.24                   $ 51.95   $ 51.84
period

Income from Investment
Operations

Net investment income (loss) D    (.41)                          (.60)                     (.54)     (.02)

Net realized and  unrealized      4.44                           18.32                     12.87     .13
gain (loss)

Total from investment             4.03                           17.72                     12.33     .11
operations

Less Distributions

From net realized gain            (5.41)                         (6.89)                    (6.04)    -

Net asset value, end of period   $ 67.69                        $ 69.07                   $ 58.24   $ 51.95

TOTAL RETURN B, C                 5.95%                          33.72%                    27.30%    .21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 797                          $ 436                     $ 64      $ 1
millions)

Ratio of expenses to average      1.83% A                        1.82%                     1.89%     1.95% A, F
net assets

Ratio of expenses to average      1.82% A, G                     1.81% G                   1.86% G   1.89% A, G
net assets after expense
reductions

Ratio of net investment           (1.19)% A                      (.96)%                    (1.03)%   (.82)% A
income (loss) to average net
assets

Portfolio turnover                103% A                         82%                       122%      108%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 71.49                        $ 59.71                 $ 52.86  $ 45.52  $ 40.39  $ 28.90
of period

Income from Investment
Operations

Net investment income (loss)      (.05) D                        .05 D                   .06 D    .22 D    .45 D    .28

Net realized  and unrealized      4.59                           18.86                   13.08    8.72     7.00     11.69
gain (loss)

Total from investment             4.54                           18.91                   13.14    8.94     7.45     11.97
operations

Less Distributions

From net investment income        -                              -                       (.05)    (.37)    (.21)    (.27)

In excess of net investment       (.03)                          -                       -        -        -        -
income

From net  realized gain           (5.74)                         (7.13)                  (6.24)   (1.23)   (2.11)   (.16)

In excess of net realized gain    -                              -                       -        -        -        (.05)

Total distributions               (5.77)                         (7.13)                  (6.29)   (1.60)   (2.32)   (.48)

Net asset value, end of period   $ 70.26                        $ 71.49                 $ 59.71  $ 52.86  $ 45.52  $ 40.39

TOTAL RETURN B, C                 6.51%                          35.16%                  28.67%   20.46%   19.68%   42.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,564                        $ 1,448                 $ 1,088  $ 1,032  $ 1,324  $ 791
millions)

Ratio of expenses  to average     .78% A                         .78%                    .76%     .77%     .79%     .83%
 net assets

Ratio of expenses  to average     .76% A, E                      .77% E                  .74% E   .75% E   .77% E   .83%
net assets after expense
reductions

Ratio of net investment           (.13)% A                       .08%                    .12%     .46%     1.11%    .92%
income  (loss) to average
net assets

Portfolio turnover                103% A                         82%                     122%     108%     76%      97%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $179,000 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $9,722,507,000 and $7,171,693,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 677,000     $ 0

CLASS T    23,861,000    172,000

CLASS B    9,550,000     7,164,000

CLASS C    3,331,000     2,317,000

          $ 37,419,000  $ 9,653,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,127,000  $ 1,044,000

CLASS T    3,222,000    1,143,000

CLASS B    2,026,000    2,026,000 *

CLASS C    142,000      142,000 *

          $ 7,517,000  $ 4,355,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT        % OF AVERAGE NET ASSETS

CLASS A                $ 615,000     .23 *

CLASS T                 8,521,000    .18 *

CLASS B                 2,254,000    .24 *

CLASS C                 709,000      .21 *

INSTITUTIONAL CLASS     1,347,000    .17 *

                       $ 13,446,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $310,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities

5. SECURITY LENDING - CONTINUED

loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $98,423,000. The fund received cash collateral of $109,127,000 which was invested in cash equivalents, and U.S. Treasury obligations valued at $2,719,000. Cash collateral includes $4,541,000 received for unsettled security loans.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,081,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $49,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                      TRANSFER AGENT CREDITS

CLASS A               $ 5,000

INSTITUTIONAL CLASS    2,000

                      $ 7,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED  NOVEMBER 30, 1999

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 611                          $ -

FROM NET REALIZED GAIN

Class A                      $ 34,484                       $ 11,749

Class T                       642,705                        611,659

Class B                       114,513                        38,743

Class C                       36,735                         8,557

Institutional Class           117,286                        130,900

Total                        $ 945,723                      $ 801,608

                             $ 946,334                      $ 801,608


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

AMOUNTS IN THOUSANDS            SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        5,209                   $ 274,509
                                 3,862

Reinvestment of distributions    478                       208                      32,058

Shares redeemed                  (1,226)                   (1,170)                  (87,383)

Net increase (decrease)          3,114                     4,247                   $ 219,184

CLASS T Shares sold              36,022                    46,663                  $ 2,594,319

Reinvestment of distributions    8,956                     10,473                   608,732

Shares redeemed                  (19,639)                  (30,625)                 (1,414,630)

Net increase (decrease)          25,339                    26,511                  $ 1,788,421

CLASS B Shares sold              12,257                    16,064                  $ 857,298

Reinvestment of distributions    1,553                     665                      102,841

Shares redeemed                  (1,919)                   (1,585)                  (135,077)

Net increase (decrease)          11,891                    15,144                  $ 825,062

CLASS C Shares sold              6,013                     7,096                   $ 426,614

Reinvestment of distributions    454                       141                      30,440

Shares redeemed                  (1,017)                   (2,021)                  (72,116)

Net increase (decrease)          5,450                     5,216                   $ 384,938

INSTITUTIONAL CLASS Shares       4,594                     6,381                   $ 335,816
sold

Reinvestment of distributions    1,366                     1,855                    94,633

Shares redeemed                  (3,946)                   (6,204)                  (289,395)

Net increase (decrease)          2,014                     2,032                   $ 141,054



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 322,503


Reinvestment of distributions    11,343

Shares redeemed                  (74,185)

Net increase (decrease)         $ 259,661

CLASS T Shares sold             $ 2,907,843

Reinvestment of distributions    576,282

Shares redeemed                  (1,896,299)

Net increase (decrease)         $ 1,587,826

CLASS B Shares sold             $ 981,876

Reinvestment of distributions    35,866

Shares redeemed                  (97,048)

Net increase (decrease)         $ 920,694

CLASS C Shares sold             $ 441,106

Reinvestment of distributions    7,730

Shares redeemed                  (125,985)

Net increase (decrease)         $ 322,851

INSTITUTIONAL CLASS Shares      $ 402,507
sold

Reinvestment of distributions    103,777

Shares redeemed                  (388,648)

Net increase (decrease)         $ 117,636






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Jennifer Uhrig, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

EPG-SANN-0700  106220
1.704747.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
EQUITY GROWTH
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market value.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 30  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY (REGISTERED          6.51%          23.57%       226.54%       656.64%
TRADEMARK) ADV EQUITY GROWTH
- INST CL

Russell 3000 (registered      6.89%          24.62%       224.30%       455.28%
trademark) Growth

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  23.57%       26.70%        22.43%
INST CL

Russell 3000 Growth           24.62%       26.53%        18.70%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Growth -CL I      Russell 3000 Growth
             00086                       RS007
  1990/05/31      10000.00                    10000.00
  1990/06/30      10086.01                    10104.62
  1990/07/31       9799.31                     9991.10
  1990/08/31       8549.31                     9005.86
  1990/09/30       7844.04                     8500.74
  1990/10/31       7941.51                     8508.27
  1990/11/30       8916.28                     9091.64
  1990/12/31       9552.75                     9418.68
  1991/01/31      10940.37                     9921.24
  1991/02/28      11926.61                    10727.54
  1991/03/31      13096.33                    11168.45
  1991/04/30      13050.46                    11111.61
  1991/05/31      13732.80                    11609.36
  1991/06/30      12591.74                    11045.00
  1991/07/31      13612.39                    11632.48
  1991/08/31      14346.33                    12027.50
  1991/09/30      14380.73                    11839.83
  1991/10/31      14420.87                    12042.40
  1991/11/30      13922.02                    11716.55
  1991/12/31      15734.11                    13342.01
  1992/01/31      16174.69                    13095.61
  1992/02/29      16257.83                    13123.01
  1992/03/31      15490.35                    12739.97
  1992/04/30      15170.56                    12781.58
  1992/05/31      15100.21                    12868.57
  1992/06/30      14601.35                    12516.69
  1992/07/31      15113.00                    13066.85
  1992/08/31      14748.45                    12885.35
  1992/09/30      15023.46                    13047.84
  1992/10/31      15816.53                    13264.96
  1992/11/30      16865.42                    13884.28
  1992/12/31      17329.19                    14038.73
  1993/01/31      17813.66                    13900.72
  1993/02/28      17362.27                    13643.20
  1993/03/31      17911.79                    13912.02
  1993/04/30      17623.95                    13363.41
  1993/05/31      18657.57                    13854.66
  1993/06/30      18736.08                    13739.08
  1993/07/31      18422.06                    13524.54
  1993/08/31      19108.96                    14086.68
  1993/09/30      19684.65                    14029.66
  1993/10/31      19933.25                    14421.25
  1993/11/30      19455.69                    14282.56
  1993/12/31      20051.44                    14557.21
  1994/01/31      20774.94                    14898.12
  1994/02/28      20609.40                    14645.22
  1994/03/31      19774.82                    13919.90
  1994/04/30      20002.43                    13982.06
  1994/05/31      19892.08                    14146.26
  1994/06/30      19029.90                    13712.20
  1994/07/31      19450.64                    14154.31
  1994/08/31      20340.41                    14967.47
  1994/09/30      19933.46                    14789.22
  1994/10/31      20595.61                    15119.00
  1994/11/30      19933.46                    14622.96
  1994/12/31      20042.82                    14877.92
  1995/01/31      19874.45                    15132.87
  1995/02/28      20653.15                    15773.43
  1995/03/31      21445.89                    16234.89
  1995/04/30      22378.93                    16579.06
  1995/05/31      23171.66                    17122.70
  1995/06/30      24946.54                    17833.12
  1995/07/31      26819.63                    18639.77
  1995/08/31      27107.26                    18682.07
  1995/09/30      27885.96                    19492.83
  1995/10/31      27759.69                    19405.50
  1995/11/30      28334.95                    20169.86
  1995/12/31      28083.27                    20318.48
  1996/01/31      28756.15                    20912.47
  1996/02/29      29411.73                    21350.64
  1996/03/31      29627.77                    21417.07
  1996/04/30      30529.19                    22090.17
  1996/05/31      31363.57                    22900.41
  1996/06/30      30976.18                    22767.37
  1996/07/31      29106.29                    21283.69
  1996/08/31      29799.11                    21933.50
  1996/09/30      31818.00                    23482.76
  1996/10/31      31989.35                    23508.10
  1996/11/30      33911.39                    25165.23
  1996/12/31      32827.45                    24764.73
  1997/01/31      34813.31                    26392.76
  1997/02/28      34032.82                    26081.64
  1997/03/31      32154.98                    24632.02
  1997/04/30      33808.71                    26100.02
  1997/05/31      36219.76                    28148.94
  1997/06/30      37718.93                    29260.51
  1997/07/31      40601.37                    31744.24
  1997/08/31      39017.19                    30147.51
  1997/09/30      41265.95                    31725.59
  1997/10/31      39674.04                    30475.70
  1997/11/30      40848.65                    31561.60
  1997/12/31      40906.87                    31882.20
  1998/01/31      41442.49                    32702.48
  1998/02/28      44611.42                    35201.51
  1998/03/31      46169.47                    36611.58
  1998/04/30      47058.53                    37091.73
  1998/05/31      45852.58                    35886.32
  1998/06/30      48748.63                    37919.97
  1998/07/31      49743.32                    37410.41
  1998/08/31      41627.35                    31548.12
  1998/09/30      45905.40                    34030.30
  1998/10/31      49127.14                    36690.05
  1998/11/30      52560.14                    39484.99
  1998/12/31      57054.33                    43046.14
  1999/01/31      61687.51                    45529.86
  1999/02/28      58656.79                    43296.54
  1999/03/31      61876.30                    45524.73
  1999/04/30      62084.98                    45856.63
  1999/05/31      61230.41                    44557.17
  1999/06/30      65185.25                    47619.45
  1999/07/31      64300.88                    46108.20
  1999/08/31      64658.60                    46681.56
  1999/09/30      63376.76                    45827.88
  1999/10/31      67063.30                    49128.87
  1999/11/30      71038.01                    51948.39
  1999/12/31      78148.62                    57606.83
  2000/01/31      75868.89                    55060.78
  2000/02/29      81307.33                    58500.59
  2000/03/31      84871.92                    61809.09
  2000/04/30      80015.02                    58629.57
  2000/05/31      75664.27                    55528.30
IMATRL PRASUN   SHR__CHT 20000531 20000622 120747 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Institutional Class on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $75,664 - a 656.64% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,528 - a 455.28% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01%, 40.45%, 214.24% AND 426.94%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 40.45%, 25.26% AND 17.71%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Jennifer Uhrig)

An interview with Jennifer Uhrig, Portfolio Manager of Fidelity
Advisor Equity Growth Fund

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 6.51%. The Russell 3000 Growth Index returned 6.89% during this time, while the growth funds average
- as tracked by Lipper Inc. - returned 7.32%. For the 12 months that ended May 31, 2000, the fund's Institutional Class shares returned 23.57%. The Russell index and Lipper average returned 24.62% and 20.08%, respectively.

Q. THE BIG STORY DURING THE PERIOD WAS THE VOLATILITY WE WITNESSED WITHIN THE TECHNOLOGY SECTOR. HOW DID THIS CHOPPINESS AFFECT THE FUND?

A. Technology stocks performed well during the first half of the period, but succumbed to investor fears during the second as high valuations felt the effects of higher interest rates and the group suffered a significant downturn. The fund was underweighted in technology relative to the Russell index, but nonetheless had approximately 43% of its net assets in the sector with an emphasis on smaller-cap tech names. Unfortunately, these types of stocks were hit particularly hard. On the plus side, the fund's investments in communications equipment providers such as Nokia and Ericsson helped. These stocks tend to trade in line with technology, so their solid performance during the period was a pleasant surprise.

Q. DESPITE THE VOLATILITY, SOME OF THE FUND'S BIGGER-CAP TECHNOLOGY NAMES CONTRIBUTED POSITIVELY TO PERFORMANCE . . .

A. The fund's stakes in market leaders such as Cisco Systems, EMC Corp. and Intel generated good results. Cisco - the main player in the Internet infrastructure area - experienced accelerating earnings and revenue growth in spite of Y2K concerns. EMC - which specializes in data storage - also enjoyed accelerating growth, and Intel benefited from a shortage of high-end microprocessors. Microsoft, on the other hand, was a notable laggard among the big-caps during the period, partly due to the ongoing federal government case, but also because the company's applications business slowed. Microsoft also was in the process of implementing a new Internet strategy, and its success is yet to be proven.

Q. WHAT OTHER TYPES OF STOCKS CONTRIBUTED POSITIVELY?

A. The fund's holdings in the oil services sector, such as Baker Hughes, Halliburton and Smith International, did well. Oil prices were at high levels, which made the return on exploration quite attractive. In addition, we've seen lower levels of exploration in recent years, meaning that activity will need to pick up in order to meet production estimates. These companies - which sell the equipment used to drill for oil - were in a solid position to benefit from this environment. Also, the fund's underweighting in consumer nondurables positions - relative to the index - worked out well.

Q. AT JUST OVER 14%, HEALTH STOCKS OCCUPIED THE SECOND-LARGEST SLOT - AFTER TECHNOLOGY - IN THE PORTFOLIO. HOW DID THE FUND'S HEALTH-RELATED INVESTMENTS PERFORM?

A. It was a mixed bag. The fund's drug stocks performed well as the economy began to slow, but its biotechnology investments - particularly those involved in genomics - fell in sympathy with technology stocks. Drug stocks Eli Lilly - which had eight drugs in late-stage development - and Warner-Lambert were among the fund's top performers. Bristol-Myers Squibb, though, was a notable detractor as the company suffered when its promising blood pressure drug Vanlev was unexpectedly recalled for further study just 10 days before it was expected to hit the market. In terms of biotech, the fund's stakes in Millennium Pharmaceuticals and Genentech hurt performance.

Q. WHAT'S YOUR OUTLOOK?

A. Technology has been the key market driver, and the sector has been very volatile. Performance has bounced around depending on whether tech stocks have had a good week or a bad week. Earnings growth continues to be strong for technology, so the sector could do well if the economy slows and interest rates stabilize. Outside of technology, the key economic question is whether we're in for a soft landing - in which the economy slows, but in a gradual fashion - or a hard landing
- which could translate into a recession. Obviously, a soft landing would be better. More stocks outside of technology could participate, and economically sensitive stocks would stand a chance. If we see a hard landing, I may look to add to the fund's consumer nondurables positions or the drug stocks, both of which tend to perform well going into a recession.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to achieve capital
appreciation by investing
primarily in common stock
of companies with
above-average growth
characteristics

START DATE: November 22,
1983

SIZE: as of May 31, 2000,
more than $14.7 billion

MANAGER: Jennifer Uhrig,
since 1997; joined Fidelity
in 1987

JENNIFER UHRIG ON
WIRELESS TECHNOLOGY:

"Cell phone usage has been a key
driver of wireless technology. So far,
cell phones have been used almost
exclusively for voice calls. Soon,
though, they'll be able to do much
more than that. You'll be able to
use your phone to get e-mail, your
calendar, account balances, sports
scores, the local weather, etc.  And
we're just scratching the surface. In
some parts of Europe, you can point
your phone at a soda machine and
order a Coke. This greater utility
will stimulate new users and also
encourage existing users to replace
their phones.

"I've played the wireless trend a few
ways. First, I've been attracted to
companies such as Lucent
Technologies, Ericsson and
Motorola that make the
equipment to support wireless
networks. The fund also has stakes
in companies that supply
components that go into wireless
devices. A good example is Texas
Instruments, which makes digital
signal processors that go into cell
phones. Texas Instruments was one
of the fund's better performers
during the period. Finally, the fund
owns a number of service providers
that actually sign the customers up
and provide service. Names in this
area would include Vodafone
AirTouch, China Telecom, and
VoiceStream.

"Over the past year, subscriber
growth rates have risen
dramatically, which is a plus for
all three areas of investment. As the
capabilities increase, cell phones
may well become hand-held PCs. I'll
try to make sure the fund is
well-positioned as wireless
expands."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Intel Corp.                     4.5                     1.8

Cisco Systems, Inc.             4.4                     3.5

General Electric Co.            2.9                     1.9

Warner-Lambert Co.              2.8                     2.2

Texas Instruments, Inc.         2.2                     1.3

Eli Lilly & Co.                 2.0                     2.0

Bristol-Myers Squibb Co.        1.6                     1.7

International Business          1.6                     0.9
Machines Corp.

EMC Corp.                       1.5                     1.3

Dell Computer Corp.             1.5                     0.5

                                25.0                    17.1

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      43.1                    32.7

Health                          14.2                    14.8

Finance                         9.2                     9.7

Media & Leisure                 7.6                     10.0

Utilities                       6.6                     7.8



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          99.7%                         Stocks                                  98.1%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 0.3%                         Net Other Assets                         1.9%

*  FOREIGN  INVESTMENTS         12.0%                         ** FOREIGN INVESTMENTS                  10.7%

Row: 1, Col: 1, Value: 99.7                                   Row: 1, Col: 1, Value: 98.09999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.3                                    Row: 1, Col: 8, Value: 1.9







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 99.7%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.7%

BFGoodrich Co.                    253,600                    $ 9,003

Boeing Co.                        1,458,320                   56,966

United Technologies Corp.         656,000                     39,647

                                                              105,616

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.2%

Cytec Industries, Inc. (a)        708,700                     19,223

Lyondell Chemical Co.             1,103,790                   18,419

                                                              37,642

METALS & MINING - 0.5%

CommScope, Inc. (a)               1,010,200                   39,019

Falconbridge Ltd.                 640,300                     9,199

Inco Ltd. (a)                     1,118,600                   17,939

Martin Marietta Materials,        114,800                     5,618
Inc.

                                                              71,775

PACKAGING & CONTAINERS - 0.2%

Owens-Illinois, Inc. (a)          2,621,600                   29,493

TOTAL BASIC INDUSTRIES                                        138,910

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.1%

Vulcan Materials Co.              279,400                     13,062

ENGINEERING - 0.1%

Fluor Corp.                       25,000                      813

Stolt Offshore SA (a)             886,000                     13,069

Stolt Offshore SA Class A         159,000                     2,067
sponsored ADR (a)

                                                              15,949

TOTAL CONSTRUCTION & REAL                                     29,011
ESTATE

DURABLES - 0.7%

CONSUMER ELECTRONICS - 0.6%

Gemstar International Group       518,800                     22,017
Ltd. (a)

Pioneer Corp.                     152,000                     4,640

Sanyo Electric Co. Ltd.           656,000                     4,845

Sony Corp.                        668,100                     60,922

                                                              92,424

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.1%

Shaw Industries, Inc.             834,100                    $ 11,625

TOTAL DURABLES                                                104,049

ENERGY - 3.8%

ENERGY SERVICES - 2.6%

Baker Hughes, Inc.                2,419,730                   87,715

BJ Services Co. (a)               682,400                     48,877

Coflexip SA sponsored ADR         740,800                     43,152

Halliburton Co.                   1,970,800                   100,511

Smith International, Inc. (a)     688,100                     54,403

Weatherford International,        1,052,200                   45,310
Inc.

                                                              379,968

OIL & GAS - 1.2%

Apache Corp.                      541,900                     32,988

Burlington Resources, Inc.        539,700                     24,691

Grant Prideco, Inc. (a)           1,060,300                   24,652

Newfield Exploration Co. (a)      1,114,100                   46,653

Noble Affiliates, Inc.            1,145,000                   45,013

Vastar Resources, Inc.            93,300                      7,598

                                                              181,595

TOTAL ENERGY                                                  561,563

FINANCE - 9.2%

BANKS - 1.1%

Bank One Corp.                    4,209,200                   139,167

Chuo Mitsui Trust & Banking       2,779,000                   11,164
Co. Ltd.

Sumitomo Trust & Banking Ltd.     1,980,000                   14,311

                                                              164,642

CREDIT & OTHER FINANCE - 1.3%

American Express Co.              1,836,412                   98,822

Associates First Capital          2,544,300                   69,809
Corp. Class A

Citigroup, Inc.                   399,600                     24,850

                                                              193,481

FEDERAL SPONSORED CREDIT - 1.6%

Fannie Mae                        2,853,500                   171,567

Freddie Mac                       1,571,400                   69,927

                                                              241,494

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - 3.6%

Ace Ltd.                          1,689,100                  $ 45,289

AFLAC, Inc.                       703,400                     36,357

Allmerica Financial Corp.         515,700                     29,749

AMBAC Financial Group, Inc.       347,400                     17,500

American International Group,     1,344,412                   151,330
Inc.

Everest Re Group Ltd.             951,900                     32,365

Marsh & McLennan Companies,       566,400                     62,339
Inc.

The Chubb Corp.                   838,700                     58,709

XL Capital Ltd. Class A           1,533,800                   91,261

                                                              524,899

SECURITIES INDUSTRY - 1.6%

Charles Schwab Corp.              2,548,200                   73,261

Daiwa Securities Group, Inc.      4,256,000                   51,729

Nikko Securities Co. Ltd.         4,489,000                   41,566

Nomura Securities Co. Ltd.        3,061,000                   70,149

                                                              236,705

TOTAL FINANCE                                                 1,361,221

HEALTH - 14.2%

DRUGS & PHARMACEUTICALS - 12.5%

Abgenix, Inc. (a)                 581,300                     45,923

Alkermes, Inc. (a)                995,100                     36,446

American Home Products Corp.      1,074,600                   57,894

Bristol-Myers Squibb Co.          4,371,800                   240,722

Cambridge Antibody Technology     260,255                     9,003
Group PLC (a)

Elan Corp. PLC sponsored ADR      2,234,380                   88,956
(a)

Eli Lilly & Co.                   3,800,400                   289,305

Exelixis, Inc.                    548,300                     13,296

Genentech, Inc.                   678,900                     72,897

Human Genome Sciences, Inc.       541,000                     47,473
(a)

Medarex, Inc. (a)                 669,200                     30,449

Merck & Co., Inc.                 1,914,100                   142,840

Millennium Pharmaceuticals,       1,104,200                   92,339
Inc. (a)

Pfizer, Inc.                      2,824,400                   125,862

Protein Design Labs, Inc. (a)     112,200                     11,963

Schering-Plough Corp.             2,843,300                   137,545

Warner-Lambert Co.                3,339,500                   407,836

                                                              1,850,749

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Cardinal Health, Inc.             1,387,800                  $ 90,034

Guidant Corp. (a)                 511,400                     25,890

Johnson & Johnson                 468,000                     41,886

Medtronic, Inc.                   685,100                     35,368

                                                              193,178

MEDICAL FACILITIES MANAGEMENT
- 0.4%

HCA- The Healthcare Co.           1,483,900                   40,065

Health Management Associates,     392,875                     4,641
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             1,813,800                   11,676

                                                              56,382

TOTAL HEALTH                                                  2,100,309

HOLDING COMPANIES - 0.2%

PartnerRe Ltd.                    933,900                     34,671

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.1%

ELECTRICAL EQUIPMENT - 2.9%

General Electric Co.              8,146,700                   428,720

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ASM Lithography Holding NV (a)    1,002,900                   35,666

TOTAL INDUSTRIAL MACHINERY &                                  464,386
EQUIPMENT

MEDIA & LEISURE - 7.6%

BROADCASTING - 4.6%

AT&T Corp. - Liberty Media        951,760                     42,175
Group Class A (a)

Cablevision Systems Corp.         139,200                     8,717
Class A (a)

Clear Channel Communications,     950,500                     71,169
Inc. (a)

Comcast Corp. Class A             1,619,100                   61,323
(special) (a)

Cox Communications, Inc.          1,181,000                   52,112
Class A (a)

EchoStar Communications Corp.     1,082,000                   43,212
Class A (a)

Mediacom Communications Corp.     918,500                     7,362
Class A

MediaOne Group, Inc. (a)          1,932,100                   129,088

NTL, Inc. (a)                     516,750                     30,521

Time Warner, Inc.                 2,054,098                   162,145

UnitedGlobalCom, Inc. Class A     740,600                     35,549
(a)

USA Networks, Inc. (a)            2,016,000                   38,178

                                                              681,551

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.7%

Viacom, Inc. Class B              1,396,290                  $ 86,570
(non-vtg.) (a)

Walt Disney Co.                   222,100                     9,370

                                                              95,940

LEISURE DURABLES & TOYS - 0.3%

Harley-Davidson, Inc.             1,120,200                   41,727

RESTAURANTS - 2.0%

Brinker International, Inc.       1,575,700                   44,612
(a)

Darden Restaurants, Inc.          2,343,900                   40,286

McDonald's Corp.                  3,109,900                   111,373

Outback Steakhouse, Inc. (a)      1,620,700                   49,127

Tricon Global Restaurants,        1,249,080                   36,614
Inc. (a)

Wendy's International, Inc.       713,100                     13,950

                                                              295,962

TOTAL MEDIA & LEISURE                                         1,115,180

NONDURABLES - 3.4%

BEVERAGES - 1.3%

Coca-Cola Enterprises, Inc.       1,731,600                   29,654

Pepsi Bottling Group, Inc.        1,736,600                   45,369

The Coca-Cola Co.                 2,143,900                   114,431

                                                              189,454

FOODS - 0.4%

American Italian Pasta Co.        512,200                     12,581
Class A (a)

Keebler Foods Co.                 1,206,400                   43,732

                                                              56,313

HOUSEHOLD PRODUCTS - 0.4%

Clorox Co.                        1,426,800                   56,537

TOBACCO - 1.3%

Philip Morris Companies, Inc.     7,353,600                   192,113

TOTAL NONDURABLES                                             494,417

PRECIOUS METALS - 0.5%

Barrick Gold Corp.                1,144,200                   20,950

Homestake Mining Co.              1,794,700                   12,114

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

PRECIOUS METALS - CONTINUED

Newmont Mining Corp.              1,165,600                  $ 26,882

Placer Dome, Inc.                 1,137,900                   9,353

                                                              69,299

RETAIL & WHOLESALE - 4.4%

DRUG STORES - 0.4%

Walgreen Co.                      1,858,700                   52,741

GENERAL MERCHANDISE STORES -
1.5%

Kohls Corp. (a)                   966,300                     50,006

Wal-Mart Stores, Inc.             2,997,200                   172,714

                                                              222,720

GROCERY STORES - 0.4%

Safeway, Inc. (a)                 1,368,500                   63,122

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.1%

Best Buy Co., Inc. (a)            1,319,900                   84,474

Home Depot, Inc.                  3,868,400                   188,826

Tiffany & Co., Inc.               699,500                     42,626

                                                              315,926

TOTAL RETAIL & WHOLESALE                                      654,509

SERVICES - 0.3%

ADVERTISING - 0.2%

TMP Worldwide, Inc. (a)           420,500                     23,233

SERVICES - 0.1%

Media Metrix, Inc.                273,000                     7,610

Register.com, Inc.                240,900                     9,395

                                                              17,005

TOTAL SERVICES                                                40,238

TECHNOLOGY - 43.1%

COMMUNICATIONS EQUIPMENT -
10.8%

ADC Telecommunications, Inc.      1,258,800                   84,576
(a)

Advanced Fibre                    450,000                     20,700
Communications, Inc. (a)

Aspect Communications Corp.       533,700                     21,415
(a)

Ciena Corp. (a)                   449,400                     53,788

Cisco Systems, Inc. (a)           11,432,700                  650,949

Comverse Technology, Inc. (a)     559,200                     51,097

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Corning, Inc.                     567,200                    $ 109,718

Ditech Communications Corp.       302,600                     24,813

Lucent Technologies, Inc.         3,730,792                   214,054

Nokia AB sponsored ADR            2,731,700                   142,048

Nortel Networks Corp.             2,768,800                   147,552

Oni Systems Corp.                 8,000                       200

Telefonaktiebolaget LM            3,537,400                   72,517
Ericsson sponsored ADR

                                                              1,593,427

COMPUTER SERVICES & SOFTWARE
- 8.7%

Adobe Systems, Inc.               456,200                     51,351

Affymetrix, Inc. (a)              259,400                     30,804

Art Technology Group, Inc.        453,000                     26,585

Automatic Data Processing,        1,107,500                   60,843
Inc.

BEA Systems, Inc. (a)             1,191,200                   43,032

BroadVision, Inc. (a)             1,157,600                   41,457

Citrix Systems, Inc. (a)          1,404,800                   73,928

Concentric Network Corp. (a)      593,400                     26,555

Digex, Inc. Class A               982,200                     41,498

Electronic Arts, Inc. (a)         783,300                     50,033

Electronic Data Systems Corp.     1,191,000                   76,596

Electronics for Imaging, Inc.     1,004,200                   36,967
(a)

Healtheon/Web Maryland Corp.      829,400                     12,130
(a)

Inktomi Corp. (a)                 413,154                     46,118

Intertrust Technologies Corp.     801,100                     14,220

Intuit, Inc. (a)                  2,223,200                   80,591

Mercury Interactive Corp. (a)     405,100                     34,332

Microsoft Corp. (a)               2,834,400                   177,327

Network Solutions, Inc. Class     57,500                      8,499
A (a)

Nuance Communications, Inc.       175,100                     6,916

Oracle Corp. (a)                  1,711,500                   123,014

PeopleSoft, Inc. (a)              675,500                     9,330

Priceline.com, Inc. (a)           587,400                     22,395

Razorfish, Inc. Class A           418,200                     6,534

Software.com, Inc.                205,300                     17,297

Trans Cosmos, Inc.                122,700                     17,873

Usinternetworking, Inc. (a)       457,800                     8,212

VeriSign, Inc. (a)                325,900                     44,119

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

VERITAS Software Corp. (a)        744,100                    $ 86,688

Vignette Corp. (a)                235,800                     6,499

                                                              1,281,743

COMPUTERS & OFFICE EQUIPMENT
- 9.6%

Brocade Communications            422,100                     49,781
Systems, Inc.

CDW Computer Centers, Inc. (a)    675,300                     79,000

Compaq Computer Corp.             1,887,900                   49,557

Dell Computer Corp. (a)           4,975,900                   214,586

EMC Corp. (a)                     1,928,682                   224,330

Gateway, Inc. (a)                 806,700                     39,932

Hewlett-Packard Co.               1,370,400                   164,619

International Business            2,119,700                   227,470
Machines Corp.

Lexmark International Group,      460,300                     32,106
Inc. Class A (a)

MRV Communications, Inc. (a)      1,762,000                   46,913

Pitney Bowes, Inc.                755,000                     32,843

SCI Systems, Inc. (a)             1,224,300                   55,094

Softbank Corp.                    117,600                     18,003

Softbank Corp. New                225,400                     33,774

Sun Microsystems, Inc. (a)        1,906,000                   146,047

                                                              1,414,055

ELECTRONIC INSTRUMENTS - 0.8%

Agilent Technologies, Inc.        835,100                     61,484

Applied Materials, Inc. (a)       675,900                     56,438

Varian, Inc. (a)                  277,400                     9,796

                                                              127,718

ELECTRONICS - 13.2%

Advanced Micro Devices, Inc.      1,023,400                   83,343
(a)

Bookham Technology PLC            98,800                      4,810
sponsored ADR

Broadcom Corp. Class A (a)        316,000                     41,100

Celestica, Inc. (sub. vtg.)       537,100                     25,052
(a)

Chartered Semiconductor           897,400                     72,016
Manufacturing Ltd. ADR

Intel Corp.                       5,366,400                   669,118

JDS Uniphase Corp. (a)            1,070,100                   94,169

Kyocera Corp.                     280,500                     46,020

Linear Technology Corp.           314,000                     18,546

LSI Logic Corp. (a)               1,121,700                   59,100

Micron Technology, Inc. (a)       1,632,600                   114,180

Mitsubishi Electric Corp.         7,536,000                   73,976

Motorola, Inc.                    1,117,900                   104,803

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

PMC-Sierra, Inc. (a)              232,200                    $ 35,585

Samsung Electronics Co. Ltd.      135,690                     37,001

Sanmina Corp. (a)                 807,800                     51,396

Taiwan Semiconductor              1,435,670                   50,697
Manufacturing Co. Ltd.
sponsored ADR (a)

Texas Instruments, Inc.           4,515,300                   326,230

Xilinx, Inc. (a)                  684,400                     52,100

                                                              1,959,242

TOTAL TECHNOLOGY                                              6,376,185

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

Southwest Airlines Co.            1,764,200                   33,851

Travelocity.com, Inc. (a)         349,500                     6,182

                                                              40,033

RAILROADS - 0.5%

Burlington Northern Santa Fe      964,900                     22,796
Corp.

Canadian National Railway Co.     1,164,100                   31,699

Union Pacific Corp.               545,700                     23,090

                                                              77,585

TOTAL TRANSPORTATION                                          117,618

UTILITIES - 6.6%

CELLULAR - 3.6%

Aerial Communications, Inc.       411,700                     21,449
(a)

AT&T Corp. - Wireless Group       935,200                     26,712

China Telecom (Hong Kong)         576,950                     84,812
Ltd. sponsored ADR (a)

Nextel Communications, Inc.       794,800                     73,618
Class A (a)

Sprint Corp. - PCS Group          1,425,900                   79,137
Series 1 (a)

Vodafone AirTouch PLC             25,779,144                  118,101

Vodafone AirTouch PLC             1,328,050                   60,841
sponsored ADR

VoiceStream Wireless Corp. (a)    590,328                     67,593

                                                              532,263

ELECTRIC UTILITY - 0.8%

AES Corp. (a)                     800,300                     69,826

Calpine Corp. (a)                 429,800                     45,532

                                                              115,358

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 2.2%

AT&T Corp.                        1,840,311                  $ 63,836

DDI Corp.                         4,660                       47,560

iBasis, Inc.                      373,500                     5,252

McLeodUSA, Inc. Class A (a)       2,736,000                   54,720

Metromedia Fiber Network,         2,038,800                   63,075
Inc. Class A (a)

Net2Phone, Inc.                   132,200                     3,900

NEXTLINK Communications, Inc.     293,100                     20,535
Class A (a)

Sprint Corp. - FON Group          603,200                     36,494

TeraBeam Networks (c)             11,900                      179

Time Warner Telecom, Inc.         621,000                     34,776
Class A

WinStar Communications, Inc.      14,000                      397
(a)

                                                              330,724

TOTAL UTILITIES                                               978,345

TOTAL COMMON STOCKS                                           14,745,527
(Cost $11,632,621)

CASH EQUIVALENTS - 1.4%



Central Cash Collateral Fund,     109,126,881                 109,127
6.54% (b)

Taxable Central Cash Fund,        93,866,101                  93,866
6.37% (b)

TOTAL CASH EQUIVALENTS                                        202,993
(Cost $202,993)

TOTAL INVESTMENT PORTFOLIO -                                  14,948,520
101.1%
(Cost $11,835,614)

NET OTHER ASSETS - (1.1)%                                     (166,624)

NET ASSETS - 100%                                           $ 14,781,896


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY             ACQUISITION DATE  ACQUISITION COST (000S)

TeraBeam   Networks  4/7/00            $ 179

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     88.0%

Japan                         3.2

Canada                        1.8

United Kingdom                1.3

Finland                       1.0

Others (individually less     4.7
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $11,925,283,000. Net unrealized appreciation aggregated $3,023,237,000, of which $4,043,208,000 related to appreciated investment securities and $1,019,971,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                              MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 14,948,520
value (cost $11,835,614) -
See accompanying schedule

Receivable for investments                 81,993
sold

Receivable for fund shares                 30,300
sold

Dividends receivable                       7,377

Interest receivable                        951

Other receivables                          144

 TOTAL ASSETS                              15,069,285

LIABILITIES

Payable for investments        $ 128,169
purchased

Payable for fund shares         33,043
redeemed

Accrued management fee          7,123

Distribution fees payable       6,613

Other payables and accrued      3,314
expenses

Collateral on securities        109,127
loaned, at value

 TOTAL LIABILITIES                         287,389

NET ASSETS                                $ 14,781,896

Net Assets consist of:

Paid in capital                           $ 10,935,191

Distributions in excess of                 (49,107)
net investment income

Accumulated undistributed net              782,921
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                3,112,891
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 14,781,896

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                  MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM              $67.89
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($606,595
(divided by) 8,935.5 shares)

Maximum offering price per          $72.03
share (100/94.25 of $67.89)

CLASS T: NET ASSET VALUE and        $68.75
redemption price per share
($9,652,015 (divided by)
140,388 shares)

Maximum offering price per          $71.24
share (100/96.50 of $68.75)

CLASS B: NET ASSET VALUE and        $66.80
offering price per share
($2,162,313 (divided by)
32,368 shares) A

CLASS C: NET ASSET VALUE and        $67.69
offering price per share
($796,654 (divided by)
11,769 shares) A

INSTITUTIONAL CLASS: NET            $70.26
ASSET VALUE, offering price
and redemption price   per
share ($1,564,319 (divided
by) 22,265 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGES.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED MAY 31, 2000
                                          (UNAUDITED)

INVESTMENT INCOME                            $ 37,848
Dividends

Interest                                      6,177

Security lending                              557

 TOTAL INCOME                                 44,582

EXPENSES

Management fee                   $ 41,080

Transfer agent fees               13,446

Distribution fees                 37,419

Accounting and security           533
lending fees

Non-interested trustees'          36
compensation

Custodian fees and expenses       267

Registration fees                 1,341

Audit                             38

Legal                             37

Miscellaneous                     18

 Total expenses before            94,215
reductions

 Expense reductions               (1,137)     93,078

NET INVESTMENT INCOME (LOSS)                  (48,496)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            827,960

 Foreign currency transactions    59          828,019

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (141,009)

 Assets and liabilities in        (13)        (141,022)
foreign currencies

NET GAIN (LOSS)                               686,997

NET INCREASE (DECREASE) IN                   $ 638,501
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (48,496)                     $ (37,705)
income (loss)

 Net realized gain (loss)       828,019                        1,147,901

 Change in net unrealized       (141,022)                      1,476,079
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     638,501                        2,586,275
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (611)                          -
In excess of net investment
income

 From net realized gain         (945,723)                      (801,608)

 TOTAL DISTRIBUTIONS            (946,334)                      (801,608)

Share transactions - net        3,358,659                      3,208,668
increase (decrease)

  TOTAL INCREASE (DECREASE)     3,050,826                      4,993,335
IN NET ASSETS

NET ASSETS

 Beginning of period            11,731,070                     6,737,735

 End of period (including      $ 14,781,896                   $ 11,731,070
distributions in excess of
net   investment income of
$49,107 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 69.26                        $ 58.14                   $ 51.69   $ 44.80   $ 39.47
of period

Income from  Investment
Operations

Net investment  income (loss)   (.16)                          (.14)                     (.13)     (.06)     .04
E

Net realized and  unrealized    4.45                           18.28                     12.76     8.54      5.29
gain (loss)

Total from  investment          4.29                           18.14                     12.63     8.48      5.33
operations

Less Distributions

From net  investment income     -                              -                         (.03)     (.36)     -

From net realized gain          (5.66)                         (7.02)                    (6.15)    (1.23)    -

Total distributions             (5.66)                         (7.02)                    (6.18)    (1.59)    -

Net asset value,  end of       $ 67.89                        $ 69.26                   $ 58.14   $ 51.69   $ 44.80
period

TOTAL RETURN B, C               6.35%                          34.67%                    28.21%    19.73%    13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 607                          $ 403                     $ 92      $ 29      $ 4
(in millions)

Ratio of expenses to average    1.09% A                        1.09%                     1.12%     1.32% G   1.52% A, D, G
net assets

Ratio of expenses to average    1.08% A, H                     1.08% H                   1.10% H   1.30% H   1.50% A, H
net assets after expense
reductions

Ratio of net investment         (.45)% A                       (.23)%                    (.26)%    (.12)%    .38% A
income (loss) to  average
net assets

Portfolio turnover              103% A                         82%                       122%      108%      76%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 69.95                        $ 58.59             $ 51.97   $ 44.81   $ 39.83   $ 28.52
of period

Income from Investment
Operations

Net investment income (loss)      (.23) D                        (.27) D             (.21) D   (.04) D   .22 D     .06

Net realized  and unrealized      4.50                           18.49               12.87     8.60      6.90      11.54
gain (loss)

Total from investment             4.27                           18.22               12.66     8.56      7.12      11.60
operations

Less Distributions

From net investment income        -                              -                   -         (.17)     (.03)     (.08)

From net  realized gain           (5.47)                         (6.86)              (6.04)    (1.23)    (2.11)    (.16)

In excess of net realized gain    -                              -                   -         -         -         (.05)

 Total distributions              (5.47)                         (6.86)              (6.04)    (1.40)    (2.14)    (.29)

Net asset value, end of period   $ 68.75                        $ 69.95             $ 58.59   $ 51.97   $ 44.81   $ 39.83

TOTAL RETURN B, C                 6.24%                          34.44%              28.00%    19.81%    19.00%    41.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 9,652                        $ 8,047             $ 5,187   $ 4,206   $ 3,537   $ 2,051
(in millions)

Ratio of expenses  to average     1.30% A                        1.29%               1.29%     1.31% E   1.36%     1.55%
 net assets

Ratio of expenses  to average     1.28% A, F                     1.28% F             1.27% F   1.29% F   1.34% F   1.54% F
 net assets  after expense
reductions

Ratio of net investment           (.65)% A                       (.43)%              (.41)%    (.08)%    .54%      .21%
income (loss) to average net
assets

Portfolio turnover                103% A                         82%                 122%      108%      76%       97%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 68.19                        $ 57.50                   $ 51.41   $ 41.81
period

Income from Investment
Operations

Net investment income (loss) D    (.42)                          (.60)                     (.52)     (.32)

Net realized and  unrealized      4.39                           18.08                     12.68     9.95
gain (loss)

Total from investment             3.97                           17.48                     12.16     9.63
operations

Less Distributions

From net realized gain            (5.36)                         (6.79)                    (6.07)    (.03)

Net asset value, end of period   $ 66.80                        $ 68.19                   $ 57.50   $ 51.41

TOTAL RETURN B, C                 5.94%                          33.69%                    27.27%    23.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,162                        $ 1,396                   $ 307     $ 71
millions)

Ratio of expenses to average      1.86% A                        1.85%                     1.88%     1.93% A, F
net assets

Ratio of expenses to average      1.84% A, G                     1.84% G                   1.85% G   1.90% A, G
net assets after expense
reductions

Ratio of net investment           (1.21)% A                      (.98)%                    (1.01)%   (.73)% A
income (loss) to average net
assets

Portfolio turnover                103% A                         82%                       122%      108%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 69.07                        $ 58.24                   $ 51.95   $ 51.84
period

Income from Investment
Operations

Net investment income (loss) D    (.41)                          (.60)                     (.54)     (.02)

Net realized and  unrealized      4.44                           18.32                     12.87     .13
gain (loss)

Total from investment             4.03                           17.72                     12.33     .11
operations

Less Distributions

From net realized gain            (5.41)                         (6.89)                    (6.04)    -

Net asset value, end of period   $ 67.69                        $ 69.07                   $ 58.24   $ 51.95

TOTAL RETURN B, C                 5.95%                          33.72%                    27.30%    .21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 797                          $ 436                     $ 64      $ 1
millions)

Ratio of expenses to average      1.83% A                        1.82%                     1.89%     1.95% A, F
net assets

Ratio of expenses to average      1.82% A, G                     1.81% G                   1.86% G   1.89% A, G
net assets after expense
reductions

Ratio of net investment           (1.19)% A                      (.96)%                    (1.03)%   (.82)% A
income (loss) to average net
assets

Portfolio turnover                103% A                         82%                       122%      108%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 71.49                        $ 59.71                 $ 52.86  $ 45.52  $ 40.39  $ 28.90
of period

Income from Investment
Operations

Net investment income (loss)      (.05) D                        .05 D                   .06 D    .22 D    .45 D    .28

Net realized  and unrealized      4.59                           18.86                   13.08    8.72     7.00     11.69
gain (loss)

Total from investment             4.54                           18.91                   13.14    8.94     7.45     11.97
operations

Less Distributions

From net investment income        -                              -                       (.05)    (.37)    (.21)    (.27)

In excess of net investment       (.03)                          -                       -        -        -        -
income

From net  realized gain           (5.74)                         (7.13)                  (6.24)   (1.23)   (2.11)   (.16)

In excess of net realized gain    -                              -                       -        -        -        (.05)

Total distributions               (5.77)                         (7.13)                  (6.29)   (1.60)   (2.32)   (.48)

Net asset value, end of period   $ 70.26                        $ 71.49                 $ 59.71  $ 52.86  $ 45.52  $ 40.39

TOTAL RETURN B, C                 6.51%                          35.16%                  28.67%   20.46%   19.68%   42.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,564                        $ 1,448                 $ 1,088  $ 1,032  $ 1,324  $ 791
millions)

Ratio of expenses  to average     .78% A                         .78%                    .76%     .77%     .79%     .83%
 net assets

Ratio of expenses  to average     .76% A, E                      .77% E                  .74% E   .75% E   .77% E   .83%
net assets after expense
reductions

Ratio of net investment           (.13)% A                       .08%                    .12%     .46%     1.11%    .92%
income  (loss) to average
net assets

Portfolio turnover                103% A                         82%                     122%     108%     76%      97%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $179,000 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $9,722,507,000 and $7,171,693,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 677,000     $ 0

CLASS T    23,861,000    172,000

CLASS B    9,550,000     7,164,000

CLASS C    3,331,000     2,317,000

          $ 37,419,000  $ 9,653,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,127,000  $ 1,044,000

CLASS T    3,222,000    1,143,000

CLASS B    2,026,000    2,026,000 *

CLASS C    142,000      142,000 *

          $ 7,517,000  $ 4,355,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT        % OF AVERAGE NET ASSETS

CLASS A                $ 615,000     .23 *

CLASS T                 8,521,000    .18 *

CLASS B                 2,254,000    .24 *

CLASS C                 709,000      .21 *

INSTITUTIONAL CLASS     1,347,000    .17 *

                       $ 13,446,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $310,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities

5. SECURITY LENDING - CONTINUED

loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $98,423,000. The fund received cash collateral of $109,127,000 which was invested in cash equivalents, and U.S. Treasury obligations valued at $2,719,000. Cash collateral includes $4,541,000 received for unsettled security loans.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,081,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $49,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                      TRANSFER AGENT CREDITS

CLASS A               $ 5,000

INSTITUTIONAL CLASS    2,000

                      $ 7,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED  NOVEMBER 30, 1999

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 611                          $ -

FROM NET REALIZED GAIN

Class A                      $ 34,484                       $ 11,749

Class T                       642,705                        611,659

Class B                       114,513                        38,743

Class C                       36,735                         8,557

Institutional Class           117,286                        130,900

Total                        $ 945,723                      $ 801,608

                             $ 946,334                      $ 801,608


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

AMOUNTS IN THOUSANDS            SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        5,209                   $ 274,509
                                 3,862

Reinvestment of distributions    478                       208                      32,058

Shares redeemed                  (1,226)                   (1,170)                  (87,383)

Net increase (decrease)          3,114                     4,247                   $ 219,184

CLASS T Shares sold              36,022                    46,663                  $ 2,594,319

Reinvestment of distributions    8,956                     10,473                   608,732

Shares redeemed                  (19,639)                  (30,625)                 (1,414,630)

Net increase (decrease)          25,339                    26,511                  $ 1,788,421

CLASS B Shares sold              12,257                    16,064                  $ 857,298

Reinvestment of distributions    1,553                     665                      102,841

Shares redeemed                  (1,919)                   (1,585)                  (135,077)

Net increase (decrease)          11,891                    15,144                  $ 825,062

CLASS C Shares sold              6,013                     7,096                   $ 426,614

Reinvestment of distributions    454                       141                      30,440

Shares redeemed                  (1,017)                   (2,021)                  (72,116)

Net increase (decrease)          5,450                     5,216                   $ 384,938

INSTITUTIONAL CLASS Shares       4,594                     6,381                   $ 335,816
sold

Reinvestment of distributions    1,366                     1,855                    94,633

Shares redeemed                  (3,946)                   (6,204)                  (289,395)

Net increase (decrease)          2,014                     2,032                   $ 141,054



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 322,503


Reinvestment of distributions    11,343

Shares redeemed                  (74,185)

Net increase (decrease)         $ 259,661

CLASS T Shares sold             $ 2,907,843

Reinvestment of distributions    576,282

Shares redeemed                  (1,896,299)

Net increase (decrease)         $ 1,587,826

CLASS B Shares sold             $ 981,876

Reinvestment of distributions    35,866

Shares redeemed                  (97,048)

Net increase (decrease)         $ 920,694

CLASS C Shares sold             $ 441,106

Reinvestment of distributions    7,730

Shares redeemed                  (125,985)

Net increase (decrease)         $ 322,851

INSTITUTIONAL CLASS Shares      $ 402,507
sold

Reinvestment of distributions    103,777

Shares redeemed                  (388,648)

Net increase (decrease)         $ 117,636




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Jennifer Uhrig, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

EPGI-SANN-0700  106221
1.704748.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
EQUITY INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  1.62%          -2.63%       96.86%        275.84%
CL A

FIDELITY ADV EQUITY INCOME -  -4.22%         -8.22%       85.54%        254.23%
CL A   (INCL. 5.75% SALES
CHARGE)

Russell 3000 Value            1.19%          -1.68%       134.03%       313.71%

Equity Income Funds Average   2.05%          -0.62%       102.18%       233.63%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  -2.63%       14.51%        14.16%
CL A

FIDELITY ADV EQUITY INCOME -  -8.22%       13.16%        13.48%
CL A   (INCL. 5.75% SALES
CHARGE)

Russell 3000 Value            -1.68%       18.54%        15.26%

Equity Income Funds Average   -0.62%       14.99%        12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL A      Russell 3000 Value
             00246                       RS008
  1990/05/31       9425.00                    10000.00
  1990/06/30       9383.22                     9786.98
  1990/07/31       9232.02                     9683.03
  1990/08/31       8530.96                     8813.27
  1990/09/30       7885.83                     8370.60
  1990/10/31       7706.61                     8233.78
  1990/11/30       8221.52                     8801.24
  1990/12/31       8402.52                     9027.17
  1991/01/31       8830.07                     9451.27
  1991/02/28       9461.41                    10099.70
  1991/03/31       9612.41                    10277.55
  1991/04/30       9612.18                    10353.74
  1991/05/31      10138.59                    10745.31
  1991/06/30       9673.25                    10290.10
  1991/07/31      10202.64                    10710.13
  1991/08/31      10418.72                    10913.43
  1991/09/30      10364.74                    10839.36
  1991/10/31      10537.43                    11015.08
  1991/11/30      10110.12                    10457.51
  1991/12/31      10907.30                    11320.91
  1992/01/31      11017.10                    11399.05
  1992/02/29      11357.48                    11696.75
  1992/03/31      11172.96                    11530.22
  1992/04/30      11571.18                    11979.78
  1992/05/31      11673.33                    12057.56
  1992/06/30      11543.36                    11960.51
  1992/07/31      11843.18                    12421.55
  1992/08/31      11562.02                    12052.26
  1992/09/30      11637.58                    12223.91
  1992/10/31      11788.77                    12256.62
  1992/11/30      12204.92                    12687.26
  1992/12/31      12508.86                    13007.76
  1993/01/31      12898.97                    13411.35
  1993/02/28      13232.95                    13848.36
  1993/03/31      13662.73                    14265.91
  1993/04/30      13595.75                    14070.04
  1993/05/31      13806.88                    14365.80
  1993/06/30      13941.81                    14667.56
  1993/07/31      14134.86                    14839.39
  1993/08/31      14628.14                    15379.11
  1993/09/30      14531.20                    15434.79
  1993/10/31      14705.69                    15457.60
  1993/11/30      14405.18                    15131.61
  1993/12/31      14763.86                    15433.91
  1994/01/31      15442.43                    16014.64
  1994/02/28      15035.29                    15514.52
  1994/03/31      14391.46                    14926.02
  1994/04/30      14888.38                    15198.44
  1994/05/31      14985.82                    15354.36
  1994/06/30      14887.02                    14983.65
  1994/07/31      15395.98                    15429.84
  1994/08/31      16188.78                    15890.18
  1994/09/30      15913.94                    15400.14
  1994/10/31      16228.29                    15561.72
  1994/11/30      15678.18                    14933.09
  1994/12/31      15717.47                    15133.74
  1995/01/31      15958.51                    15542.63
  1995/02/28      16520.92                    16153.23
  1995/03/31      17054.47                    16479.75
  1995/04/30      17509.12                    16997.37
  1995/05/31      17994.08                    17678.15
  1995/06/30      18247.14                    17953.22
  1995/07/31      18906.43                    18581.15
  1995/08/31      19129.58                    18872.66
  1995/09/30      19717.62                    19514.56
  1995/10/31      19493.78                    19262.47
  1995/11/30      20297.55                    20217.62
  1995/12/31      20833.05                    20737.18
  1996/01/31      21450.60                    21334.35
  1996/02/29      21523.85                    21511.84
  1996/03/31      21681.21                    21885.37
  1996/04/30      21828.27                    22017.43
  1996/05/31      21996.35                    22319.73
  1996/06/30      21870.47                    22310.89
  1996/07/31      21048.75                    21431.22
  1996/08/31      21449.08                    22077.36
  1996/09/30      22207.84                    22925.56
  1996/10/31      22652.42                    23746.71
  1996/11/30      24113.19                    25422.95
  1996/12/31      23846.86                    25215.23
  1997/01/31      24644.31                    26350.35
  1997/02/28      24840.94                    26723.53
  1997/03/31      23853.34                    25787.24
  1997/04/30      24862.31                    26799.28
  1997/05/31      26288.03                    28359.43
  1997/06/30      27581.44                    29598.10
  1997/07/31      29584.56                    31727.34
  1997/08/31      28395.89                    30753.64
  1997/09/30      29881.87                    32630.93
  1997/10/31      28591.76                    31721.39
  1997/11/30      29429.78                    33018.19
  1997/12/31      30011.73                    33997.33
  1998/01/31      29940.51                    33503.05
  1998/02/28      32067.30                    35736.02
  1998/03/31      33521.78                    37850.26
  1998/04/30      33675.71                    38097.15
  1998/05/31      33379.69                    37457.33
  1998/06/30      33771.89                    37872.20
  1998/07/31      33261.45                    36998.77
  1998/08/31      28275.80                    31468.43
  1998/09/30      29652.22                    33272.04
  1998/10/31      32079.61                    35716.62
  1998/11/30      33495.59                    37324.56
  1998/12/31      34932.00                    38587.16
  1999/01/31      34251.46                    38802.07
  1999/02/28      33564.43                    38093.90
  1999/03/31      34237.94                    38802.05
  1999/04/30      37053.56                    42420.39
  1999/05/31      36377.81                    42077.83
  1999/06/30      37858.37                    43321.37
  1999/07/31      36427.86                    42069.65
  1999/08/31      35398.90                    40511.86
  1999/09/30      34027.00                    39140.15
  1999/10/31      35083.27                    41172.70
  1999/11/30      34856.93                    40886.41
  1999/12/31      36113.75                    41153.55
  2000/01/31      34351.54                    39829.15
  2000/02/29      31973.79                    37233.00
  2000/03/31      35170.36                    41445.52
  2000/04/30      35030.13                    41012.18
  2000/05/31      35422.78                    41371.48
IMATRL PRASUN   SHR__CHT 20000531 20000620 152754 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class A on May 31, 1990, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $35,423 - a 254.23% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,371 - a 313.71% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

* THE LIPPER EQUITY INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATIONS. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, 1.33%, -1.91%, 96.17%, AND 228.96%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, -1.91%, 14.34%, AND 12.54%, RESPECTIVELY.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  1.48%          -2.83%       96.20%        274.58%
CL T

FIDELITY ADV EQUITY INCOME -  -2.07%         -6.23%       89.33%        261.47%
CL T   (INCL. 3.50% SALES
CHARGE)

Russell 3000 Value            1.19%          -1.68%       134.03%       313.71%

Equity Income Funds Average   2.05%          -0.62%       102.18%       233.63%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  -2.83%       14.43%        14.12%
CL T

FIDELITY ADV EQUITY INCOME -  -6.23%       13.62%        13.71%
CL T   (INCL. 3.50% SALES
CHARGE)

Russell 3000 Value            -1.68%       18.54%        15.26%

Equity Income Funds Average   -0.62%       14.99%        12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL T      Russell 3000 Value
             00280                       RS008
  1990/05/31       9650.00                    10000.00
  1990/06/30       9607.23                     9786.98
  1990/07/31       9452.41                     9683.03
  1990/08/31       8734.61                     8813.27
  1990/09/30       8074.09                     8370.60
  1990/10/31       7890.58                     8233.78
  1990/11/30       8417.79                     8801.24
  1990/12/31       8603.12                     9027.17
  1991/01/31       9040.86                     9451.27
  1991/02/28       9687.28                    10099.70
  1991/03/31       9841.88                    10277.55
  1991/04/30       9841.65                    10353.74
  1991/05/31      10380.63                    10745.31
  1991/06/30       9904.18                    10290.10
  1991/07/31      10446.20                    10710.13
  1991/08/31      10667.44                    10913.43
  1991/09/30      10612.18                    10839.36
  1991/10/31      10788.99                    11015.08
  1991/11/30      10351.47                    10457.51
  1991/12/31      11167.68                    11320.91
  1992/01/31      11280.11                    11399.05
  1992/02/29      11628.62                    11696.75
  1992/03/31      11439.69                    11530.22
  1992/04/30      11847.42                    11979.78
  1992/05/31      11952.00                    12057.56
  1992/06/30      11818.93                    11960.51
  1992/07/31      12125.91                    12421.55
  1992/08/31      11838.04                    12052.26
  1992/09/30      11915.40                    12223.91
  1992/10/31      12070.20                    12256.62
  1992/11/30      12496.28                    12687.26
  1992/12/31      12807.48                    13007.76
  1993/01/31      13206.90                    13411.35
  1993/02/28      13548.85                    13848.36
  1993/03/31      13988.89                    14265.91
  1993/04/30      13920.32                    14070.04
  1993/05/31      14136.49                    14365.80
  1993/06/30      14274.64                    14667.56
  1993/07/31      14472.30                    14839.39
  1993/08/31      14977.35                    15379.11
  1993/09/30      14878.10                    15434.79
  1993/10/31      15056.76                    15457.60
  1993/11/30      14749.07                    15131.61
  1993/12/31      15116.31                    15433.91
  1994/01/31      15811.08                    16014.64
  1994/02/28      15394.22                    15514.52
  1994/03/31      14735.02                    14926.02
  1994/04/30      15243.81                    15198.44
  1994/05/31      15343.57                    15354.36
  1994/06/30      15242.42                    14983.65
  1994/07/31      15763.52                    15429.84
  1994/08/31      16575.25                    15890.18
  1994/09/30      16293.85                    15400.14
  1994/10/31      16615.70                    15561.72
  1994/11/30      16052.46                    14933.09
  1994/12/31      16092.69                    15133.74
  1995/01/31      16339.48                    15542.63
  1995/02/28      16915.32                    16153.23
  1995/03/31      17461.61                    16479.75
  1995/04/30      17927.11                    16997.37
  1995/05/31      18423.65                    17678.15
  1995/06/30      18682.75                    17953.22
  1995/07/31      19357.78                    18581.15
  1995/08/31      19586.25                    18872.66
  1995/09/30      20188.33                    19514.56
  1995/10/31      19959.15                    19262.47
  1995/11/30      20782.10                    20217.62
  1995/12/31      21330.40                    20737.18
  1996/01/31      21962.69                    21334.35
  1996/02/29      22037.68                    21511.84
  1996/03/31      22198.80                    21885.37
  1996/04/30      22349.37                    22017.43
  1996/05/31      22521.46                    22319.73
  1996/06/30      22392.58                    22310.89
  1996/07/31      21551.24                    21431.22
  1996/08/31      21961.13                    22077.36
  1996/09/30      22748.71                    22925.56
  1996/10/31      23214.08                    23746.71
  1996/11/30      24707.57                    25422.95
  1996/12/31      24446.18                    25215.23
  1997/01/31      25260.31                    26350.35
  1997/02/28      25461.06                    26723.53
  1997/03/31      24443.17                    25787.24
  1997/04/30      25483.07                    26799.28
  1997/05/31      26959.05                    28359.43
  1997/06/30      28289.12                    29598.10
  1997/07/31      30329.79                    31727.34
  1997/08/31      29118.84                    30753.64
  1997/09/30      30643.91                    32630.93
  1997/10/31      29317.92                    31721.39
  1997/11/30      30171.95                    33018.19
  1997/12/31      30776.42                    33997.33
  1998/01/31      30703.98                    33503.05
  1998/02/28      32869.62                    35736.02
  1998/03/31      34362.49                    37850.26
  1998/04/30      34507.13                    38097.15
  1998/05/31      34205.81                    37457.33
  1998/06/30      34604.62                    37872.20
  1998/07/31      34073.36                    36998.77
  1998/08/31      28953.90                    31468.43
  1998/09/30      30354.11                    33272.04
  1998/10/31      32845.32                    35716.62
  1998/11/30      34284.42                    37324.56
  1998/12/31      35743.36                    38587.16
  1999/01/31      35052.17                    38802.07
  1999/02/28      34354.42                    38093.90
  1999/03/31      35025.94                    38802.05
  1999/04/30      37897.13                    42420.39
  1999/05/31      37198.39                    42077.83
  1999/06/30      38712.68                    43321.37
  1999/07/31      37249.19                    42069.65
  1999/08/31      36192.92                    40511.86
  1999/09/30      34777.53                    39140.15
  1999/10/31      35860.74                    41172.70
  1999/11/30      35618.61                    40886.41
  1999/12/31      36890.40                    41153.55
  2000/01/31      35093.40                    39829.15
  2000/02/29      32659.50                    37233.00
  2000/03/31      35906.35                    41445.52
  2000/04/30      35764.54                    41012.18
  2000/05/31      36147.42                    41371.48
IMATRL PRASUN   SHR__CHT 20000531 20000620 163930 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on May 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $36,147 - a 261.47% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,371 - a 313.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER EQUITY INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATIONS. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, 1.33%, -1.91%, 96.17%, AND 228.96%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, -1.91%, 14.34%, AND 12.54%, RESPECTIVELY.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  1.25%          -3.31%       91.32%        264.23%
CL B

FIDELITY ADV EQUITY INCOME -  -3.31%         -7.66%       89.32%        264.23%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            1.19%          -1.68%       134.03%       313.71%

Equity Income Funds Average   2.05%          -0.62%       102.18%       233.63%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  -3.31%       13.85%        13.80%
CL B

FIDELITY ADV EQUITY INCOME -  -7.66%       13.62%        13.80%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            -1.68%       18.54%        15.26%

Equity Income Funds Average   -0.62%       14.99%        12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL B      Russell 3000 Value
             00180                       RS008
  1990/05/31      10000.00                    10000.00
  1990/06/30       9955.67                     9786.98
  1990/07/31       9795.24                     9683.03
  1990/08/31       9051.41                     8813.27
  1990/09/30       8366.93                     8370.60
  1990/10/31       8176.77                     8233.78
  1990/11/30       8723.10                     8801.24
  1990/12/31       8915.15                     9027.17
  1991/01/31       9368.77                     9451.27
  1991/02/28      10038.63                    10099.70
  1991/03/31      10198.84                    10277.55
  1991/04/30      10198.60                    10353.74
  1991/05/31      10757.13                    10745.31
  1991/06/30      10263.40                    10290.10
  1991/07/31      10825.08                    10710.13
  1991/08/31      11054.35                    10913.43
  1991/09/30      10997.07                    10839.36
  1991/10/31      11180.30                    11015.08
  1991/11/30      10726.92                    10457.51
  1991/12/31      11572.73                    11320.91
  1992/01/31      11689.23                    11399.05
  1992/02/29      12050.38                    11696.75
  1992/03/31      11854.60                    11530.22
  1992/04/30      12277.12                    11979.78
  1992/05/31      12385.49                    12057.56
  1992/06/30      12247.59                    11960.51
  1992/07/31      12565.71                    12421.55
  1992/08/31      12267.40                    12052.26
  1992/09/30      12347.57                    12223.91
  1992/10/31      12507.98                    12256.62
  1992/11/30      12949.52                    12687.26
  1992/12/31      13272.00                    13007.76
  1993/01/31      13685.91                    13411.35
  1993/02/28      14040.26                    13848.36
  1993/03/31      14496.26                    14265.91
  1993/04/30      14425.20                    14070.04
  1993/05/31      14649.21                    14365.80
  1993/06/30      14792.38                    14667.56
  1993/07/31      14997.20                    14839.39
  1993/08/31      15520.58                    15379.11
  1993/09/30      15417.72                    15434.79
  1993/10/31      15602.86                    15457.60
  1993/11/30      15284.01                    15131.61
  1993/12/31      15664.57                    15433.91
  1994/01/31      16384.54                    16014.64
  1994/02/28      15952.56                    15514.52
  1994/03/31      15269.45                    14926.02
  1994/04/30      15796.69                    15198.44
  1994/05/31      15900.08                    15354.36
  1994/06/30      15795.25                    14983.65
  1994/07/31      16335.26                    15429.84
  1994/08/31      17186.81                    15890.18
  1994/09/30      16895.11                    15400.14
  1994/10/31      17207.98                    15561.72
  1994/11/30      16623.95                    14933.09
  1994/12/31      16665.89                    15133.74
  1995/01/31      16900.32                    15542.63
  1995/02/28      17486.40                    16153.23
  1995/03/31      18063.09                    16479.75
  1995/04/30      18534.49                    16997.37
  1995/05/31      19038.02                    17678.15
  1995/06/30      19295.55                    17953.22
  1995/07/31      19994.27                    18581.15
  1995/08/31      20220.01                    18872.66
  1995/09/30      20832.56                    19514.56
  1995/10/31      20584.81                    19262.47
  1995/11/30      21435.78                    20217.62
  1995/12/31      21991.71                    20737.18
  1996/01/31      22622.78                    21334.35
  1996/02/29      22700.25                    21511.84
  1996/03/31      22855.50                    21885.37
  1996/04/30      22999.80                    22017.43
  1996/05/31      23166.30                    22319.73
  1996/06/30      23022.11                    22310.89
  1996/07/31      22143.49                    21431.22
  1996/08/31      22566.12                    22077.36
  1996/09/30      23355.90                    22925.56
  1996/10/31      23824.13                    23746.71
  1996/11/30      25340.31                    25422.95
  1996/12/31      25071.12                    25215.23
  1997/01/31      25897.26                    26350.35
  1997/02/28      26080.85                    26723.53
  1997/03/31      25035.14                    25787.24
  1997/04/30      26080.67                    26799.28
  1997/05/31      27597.25                    28359.43
  1997/06/30      28929.58                    29598.10
  1997/07/31      31013.25                    31727.34
  1997/08/31      29758.44                    30753.64
  1997/09/30      31312.62                    32630.93
  1997/10/31      29930.16                    31721.39
  1997/11/30      30794.20                    33018.19
  1997/12/31      31401.73                    33997.33
  1998/01/31      31302.88                    33503.05
  1998/02/28      33496.54                    35736.02
  1998/03/31      35000.45                    37850.26
  1998/04/30      35148.45                    38097.15
  1998/05/31      34815.46                    37457.33
  1998/06/30      35210.54                    37872.20
  1998/07/31      34655.17                    36998.77
  1998/08/31      29434.68                    31468.43
  1998/09/30      30841.52                    33272.04
  1998/10/31      33360.20                    35716.62
  1998/11/30      34817.09                    37324.56
  1998/12/31      36280.15                    38587.16
  1999/01/31      35562.45                    38802.07
  1999/02/28      34838.00                    38093.90
  1999/03/31      35497.77                    38802.05
  1999/04/30      38395.54                    42420.39
  1999/05/31      37671.10                    42077.83
  1999/06/30      39185.17                    43321.37
  1999/07/31      37684.02                    42069.65
  1999/08/31      36596.98                    40511.86
  1999/09/30      35159.83                    39140.15
  1999/10/31      36234.30                    41172.70
  1999/11/30      35975.39                    40886.41
  1999/12/31      37253.77                    41153.55
  2000/01/31      35414.91                    39829.15
  2000/02/29      32943.76                    37233.00
  2000/03/31      36207.68                    41445.52
  2000/04/30      36035.13                    41012.18
  2000/05/31      36423.38                    41371.48
IMATRL PRASUN   SHR__CHT 20000531 20000620 164352 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment, would have grown to $36,423 - a 264.23% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,371 - a 313.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER EQUITY INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATIONS. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, 1.33%, -1.91%, 96.17%, AND 228.96%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, -1.91%, 14.34%, AND 12.54%, RESPECTIVELY.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are, 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  1.24%          -3.34%       91.09%        263.81%
CL C

FIDELITY ADV EQUITY INCOME -  0.33%          -4.21%       91.09%        263.81%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            1.19%          -1.68%       134.03%       313.71%

Equity Income Funds Average   2.05%          -0.62%       102.18%       233.63%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Class C's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  -3.34%       13.83%        13.79%
CL C

FIDELITY ADV EQUITY INCOME -  -4.21%       13.83%        13.79%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            -1.68%       18.54%        15.26%

Equity Income Funds Average   -0.62%       14.99%        12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and shows you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL C      Russell 3000 Value
             00480                       RS008
  1990/05/31      10000.00                    10000.00
  1990/06/30       9955.67                     9786.98
  1990/07/31       9795.24                     9683.03
  1990/08/31       9051.41                     8813.27
  1990/09/30       8366.93                     8370.60
  1990/10/31       8176.77                     8233.78
  1990/11/30       8723.10                     8801.24
  1990/12/31       8915.15                     9027.17
  1991/01/31       9368.77                     9451.27
  1991/02/28      10038.63                    10099.70
  1991/03/31      10198.84                    10277.55
  1991/04/30      10198.60                    10353.74
  1991/05/31      10757.13                    10745.31
  1991/06/30      10263.40                    10290.10
  1991/07/31      10825.08                    10710.13
  1991/08/31      11054.35                    10913.43
  1991/09/30      10997.07                    10839.36
  1991/10/31      11180.30                    11015.08
  1991/11/30      10726.92                    10457.51
  1991/12/31      11572.73                    11320.91
  1992/01/31      11689.23                    11399.05
  1992/02/29      12050.38                    11696.75
  1992/03/31      11854.60                    11530.22
  1992/04/30      12277.12                    11979.78
  1992/05/31      12385.49                    12057.56
  1992/06/30      12247.59                    11960.51
  1992/07/31      12565.71                    12421.55
  1992/08/31      12267.40                    12052.26
  1992/09/30      12347.57                    12223.91
  1992/10/31      12507.98                    12256.62
  1992/11/30      12949.52                    12687.26
  1992/12/31      13272.00                    13007.76
  1993/01/31      13685.91                    13411.35
  1993/02/28      14040.26                    13848.36
  1993/03/31      14496.26                    14265.91
  1993/04/30      14425.20                    14070.04
  1993/05/31      14649.21                    14365.80
  1993/06/30      14792.38                    14667.56
  1993/07/31      14997.20                    14839.39
  1993/08/31      15520.58                    15379.11
  1993/09/30      15417.72                    15434.79
  1993/10/31      15602.86                    15457.60
  1993/11/30      15284.01                    15131.61
  1993/12/31      15664.57                    15433.91
  1994/01/31      16384.54                    16014.64
  1994/02/28      15952.56                    15514.52
  1994/03/31      15269.45                    14926.02
  1994/04/30      15796.69                    15198.44
  1994/05/31      15900.08                    15354.36
  1994/06/30      15795.25                    14983.65
  1994/07/31      16335.26                    15429.84
  1994/08/31      17186.81                    15890.18
  1994/09/30      16895.11                    15400.14
  1994/10/31      17207.98                    15561.72
  1994/11/30      16623.95                    14933.09
  1994/12/31      16665.89                    15133.74
  1995/01/31      16900.32                    15542.63
  1995/02/28      17486.40                    16153.23
  1995/03/31      18063.09                    16479.75
  1995/04/30      18534.49                    16997.37
  1995/05/31      19038.02                    17678.15
  1995/06/30      19295.55                    17953.22
  1995/07/31      19994.27                    18581.15
  1995/08/31      20220.01                    18872.66
  1995/09/30      20832.56                    19514.56
  1995/10/31      20584.81                    19262.47
  1995/11/30      21435.78                    20217.62
  1995/12/31      21991.71                    20737.18
  1996/01/31      22622.78                    21334.35
  1996/02/29      22700.25                    21511.84
  1996/03/31      22855.50                    21885.37
  1996/04/30      22999.80                    22017.43
  1996/05/31      23166.30                    22319.73
  1996/06/30      23022.11                    22310.89
  1996/07/31      22143.49                    21431.22
  1996/08/31      22566.12                    22077.36
  1996/09/30      23355.90                    22925.56
  1996/10/31      23824.13                    23746.71
  1996/11/30      25340.31                    25422.95
  1996/12/31      25071.12                    25215.23
  1997/01/31      25897.26                    26350.35
  1997/02/28      26080.85                    26723.53
  1997/03/31      25035.14                    25787.24
  1997/04/30      26080.67                    26799.28
  1997/05/31      27597.25                    28359.43
  1997/06/30      28929.58                    29598.10
  1997/07/31      31013.25                    31727.34
  1997/08/31      29758.44                    30753.64
  1997/09/30      31312.62                    32630.93
  1997/10/31      29930.16                    31721.39
  1997/11/30      30804.89                    33018.19
  1997/12/31      31410.83                    33997.33
  1998/01/31      31312.26                    33503.05
  1998/02/28      33499.70                    35736.02
  1998/03/31      34999.74                    37850.26
  1998/04/30      35135.11                    38097.15
  1998/05/31      34802.84                    37457.33
  1998/06/30      35184.97                    37872.20
  1998/07/31      34630.58                    36998.77
  1998/08/31      29407.05                    31468.43
  1998/09/30      30811.49                    33272.04
  1998/10/31      33324.70                    35716.62
  1998/11/30      34778.42                    37324.56
  1998/12/31      36250.55                    38587.16
  1999/01/31      35534.46                    38802.07
  1999/02/28      34798.73                    38093.90
  1999/03/31      35469.70                    38802.05
  1999/04/30      38362.02                    42420.39
  1999/05/31      37638.94                    42077.83
  1999/06/30      39150.16                    43321.37
  1999/07/31      37651.84                    42069.65
  1999/08/31      36566.85                    40511.86
  1999/09/30      35119.48                    39140.15
  1999/10/31      36191.92                    41172.70
  1999/11/30      35933.50                    40886.41
  1999/12/31      37223.72                    41153.55
  2000/01/31      35388.46                    39829.15
  2000/02/29      32907.83                    37233.00
  2000/03/31      36179.68                    41445.52
  2000/04/30      36007.46                    41012.18
  2000/05/31      36380.60                    41371.48
IMATRL PRASUN   SHR__CHT 20000531 20000627 115354 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class C on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment, would have grown to $36,381 - a 263.81% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,371 - a 313.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER EQUITY INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATIONS. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, 1.33%, -1.91%, 96.17%, AND 228.96%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, -1.91%, 14.34%, AND 12.54%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM     Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Bob Chow)

An interview with Bob Chow, Portfolio Manager of Fidelity
Advisor Equity Income Fund

Q. HOW DID THE FUND PERFORM, BOB?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 1.62%, 1.48%, 1.25% and 1.24%, respectively. In comparison, the equity income funds average tracked by Lipper Inc. returned 2.05% and the Russell 3000 Value Index returned 1.19% during the same period. For the 12 months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -2.63%, -2.83%, -3.31% and -3.34%, respectively. During the same period, the Lipper peer group returned -0.62% and the Russell 3000 Value Index returned -1.68%.

Q. WHAT CAUSED THE FUND TO OUTPERFORM THE INDEX, YET UNDERPERFORM ITS PEERS DURING THE SIX-MONTH PERIOD?

A. The fund's overweighted positions in the industrial machinery sector - such as General Electric, which rallied when technology stocks corrected during the latter half of the period - helped it outperform the index's holdings in this sector by 22.5%. Additionally, strong stock selection within the fund's underweighted stake in financials and slightly overweighted positions in the energy sector fueled better returns than the benchmark. Compared to its peers, the fund held a substantially lower position in top-performing technology stocks than other equity-income funds, many of which maintained weightings at levels 20 to 35 percentage points greater than the fund.

Q. WHAT STRATEGIES DID YOU PURSUE?

A. I continued to manage the fund within its goals of being conservative and generating above-average returns. As the period progressed, I positioned the fund along three emerging trends in the market. First, I thought the extraordinary price appreciation experienced in technology during the past year was unsustainable. The prices of many of these companies rose primarily on speculation, rather than fundamental evaluations - such as analysis of price-to-earnings ratios. As a result, I reduced the fund's technology weighting to 4.2% of the fund's net assets at the period's end, from 7.0% six months earlier, eliminating some names entirely, such as EMC. Second, I positioned the fund to benefit from a slowdown in the economy, adding to its weightings in selected financial, nondurable and energy stocks where valuations were attractive, while reducing its holdings in the retail sector. The Federal Reserve Board made it clear
- through the implementation of six interest-rate hikes during the past year - of its intention to slow down the U.S. economy. Toward the end of the period, we saw some signs that the Fed's actions had begun to take hold as several companies, such as retailers Circuit City and Costco, reported slower growth.

Q. WHAT WAS THE THIRD TREND?

A. I expected a recovery in the European currency - the euro - which declined to new lows during the period. Fund holdings with global reach such as McDonald's, Colgate-Palmolive and Procter & Gamble, whose earnings were negatively affected by the euro's weakening, could benefit from its future strengthening.

Q. ONE OF THE FUND'S POSITIONS IN THE PAPER INDUSTRY - CHAMPION
INTERNATIONAL - SOARED AFTER IT AGREED TO BE ACQUIRED BY INTERNATIONAL PAPER IN MAY . . .

A. Yes, it did. International Paper, a stock not held by the fund, recognized that the fundamentals in the paper industry had bottomed out. However, it has been forecast that there will be very little paper capacity coming into the marketplace over the next two years. I think International Paper recognized this, and despite having to outbid another company - UPM-Kymmene - to acquire Champion, expected the paper cycle to turn positive and, Champion offered good value. The acquisition allowed the fund to realize profits in Champion, which was no longer held at the end of the period. The fund's large position in Bowater, a blue-chip paper company that was a positive contributor, is another example of my attempt to exploit the undervalued securities in the sector.

Q. WHAT STOCKS WERE TOP PERFORMERS? WHICH DISAPPOINTED?

A. Weatherford International, a premier oil services company, was the fund's top contributor, rallying on the surge in the price of oil. Varian Semiconductor, a small-cap holding overlooked by Wall Street, performed well as the demand for semiconductors increased. On the other hand, AT&T performed below expectations due to increased loss of market share in its traditional wire-line business. Drug and pharmaceutical firm Bristol-Myers Squibb underperformed after it pulled its application to the U.S. Food and Drug Administration for its promising hypertension drug, Vanlev.

Q. WHAT'S YOUR OUTLOOK, BOB?

A. I'll continue to look for companies that should outperform in a slowing economic environment, such as financials, nondurables and selected health care stocks, while shying away from the retail and technology sectors. When the Fed's tightening has been fully realized in slowing the economy, I believe the fund will be well-positioned to take advantage of a return to value-oriented stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to maintain a
yield that exceeds the
composite dividend yield of
the S&P 500; also considers
the potential for achieving
capital appreciation

START DATE: April 25, 1983

SIZE: as of May 31, 2000,
more than $3.5 billion

MANAGER: Bob Chow, since
1996; joined Fidelity in
1989

BOB CHOW ON
TECHNOLOGY STOCKS:

"At the end of the period, I felt we
had seen the peak in the rise of
technology stocks. Looking back at
the euphoria surrounding the
sector in the fourth quarter of 1999
and early 2000, investor
speculation and demand for many
unprofitable companies had
reached illogical valuations. The
bubble burst beginning in March,
and investors in the market began
to use more discretion about which
companies to own. The companies
with earnings drew tepid interest,
while many of the unprofitable ones
- such as Toysmart.com and
DrKoop.com - started to feel the
market's pinch. Suddenly, the well
of operating cash many of these
companies previously had relied on
through public offerings began to dry
up.

"These unprofitable companies
accelerated the growth of the
technology sector as they quickly
spent their cash on equipment
and services. When this
incremental spending dries up,
the sector's growth rate will slow.
This phenomenon of stocks
leading the fundamentals, rather
than the reverse, is a classic sign
of a secular peak. As these
weakened fundamentals begin to
show up in reported earnings
results, I think we will see the
downtrend in technology stocks
resume; it is in this environment
that equity-income funds should
excel as an investment vehicle."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Exxon Mobil Corp.               4.3                      3.3

Citigroup, Inc.                 3.5                      2.0

General Electric Co.            3.1                      4.2

Bowater, Inc.                   2.5                      2.1

SBC Communications, Inc.        2.4                      2.3

American Express Co.            2.3                      2.1

Fannie Mae                      2.2                      2.0

American International Group,   2.2                      1.8
Inc.

Freddie Mac                     2.2                      1.9

Minnesota Mining &              2.1                      2.1
Manufacturing Co.

                                26.8                     23.8

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Finance                         26.0                     22.5

Utilities                       11.1                     10.5

Energy                          11.1                     9.8

Basic Industries                7.7                      11.0

Health                          7.2                      7.9



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                         AS OF NOVEMBER 30, 1999 **

Stocks and  Equity Futures     93.9%                         Stocks                                  95.3%

Convertible  Securities         0.4%                         Convertible  Securities                  0.3%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                5.7%                         Net Other Assets                         4.4%

* FOREIGN INVESTMENTS           4.1%                         ** FOREIGN INVESTMENTS                   4.2%

Row: 1, Col: 1, Value: 93.90000000000001                     Row: 1, Col: 1, Value: 95.3
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.4                                   Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.7                                   Row: 1, Col: 8, Value: 4.4







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 92.4%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.5%

Boeing Co.                        857,800                $ 33,508

Textron, Inc.                     300,000                 18,825

                                                          52,333

BASIC INDUSTRIES - 7.7%

CHEMICALS & PLASTICS - 1.6%

Dow Chemical Co.                  300,000                 32,119

Olin Corp.                        1,600,000               25,000

                                                          57,119

IRON & STEEL - 0.4%

Nucor Corp.                       400,000                 15,550

METALS & MINING - 1.7%

Alcoa, Inc.                       500,000                 29,219

Phelps Dodge Corp.                660,000                 29,618

                                                          58,837

PACKAGING & CONTAINERS - 1.3%

Ball Corp.                        1,205,717               35,795

Tupperware Corp.                  375,000                 8,273

                                                          44,068

PAPER & FOREST PRODUCTS - 2.7%

Bowater, Inc.                     1,685,000               87,093

Georgia-Pacific Corp.             240,000                 7,860

                                                          94,953

TOTAL BASIC INDUSTRIES                                    270,527

CONSTRUCTION & REAL ESTATE -
2.5%

BUILDING MATERIALS - 0.5%

American Standard Companies,      400,000                 18,475
Inc. (a)

ENGINEERING - 0.7%

Fluor Corp.                       770,500                 25,041

REAL ESTATE INVESTMENT TRUSTS
- 1.3%

Apartment Investment &            500,000                 20,031
Management Co. Class A

Duke-Weeks Realty Corp.           300,000                 6,469

Equity Office Properties Trust    640,000                 17,000

                                                          43,500

TOTAL CONSTRUCTION & REAL                                 87,016
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES -
0.4%

Ford Motor Co.                    320,000                $ 15,540

CONSUMER DURABLES - 2.1%

Minnesota Mining &                840,000                 72,030
Manufacturing Co.

HOME FURNISHINGS - 0.6%

Leggett & Platt, Inc.             1,100,000               22,069

TOTAL DURABLES                                            109,639

ENERGY - 11.1%

ENERGY SERVICES - 1.8%

Schlumberger Ltd. (NY Shares)     460,000                 33,839

Weatherford International,        640,000                 27,560
Inc.

                                                          61,399

OIL & GAS - 9.3%

Amerada Hess Corp.                700,000                 46,463

Apache Corp.                      320,000                 19,480

BP Amoco PLC sponsored ADR        1,300,000               70,688

EOG Resources, Inc.               500,000                 16,250

Exxon Mobil Corp.                 1,800,000               149,949

Grant Prideco, Inc. (a)           700,000                 16,275

Tesoro Petroleum Corp. (a)        794,500                 8,144

                                                          327,249

TOTAL ENERGY                                              388,648

FINANCE - 26.0%

BANKS - 7.4%

Bank of America Corp.             700,000                 38,894

Bank of New York Co., Inc.        800,000                 37,550

Bank One Corp.                    500,000                 16,531

Chase Manhattan Corp.             460,000                 34,356

Comerica, Inc.                    550,000                 27,844

FleetBoston Financial Corp.       720,000                 27,225

Mellon Financial Corp.            1,200,000               46,275

Northern Trust Corp.              120,000                 7,898

Wells Fargo & Co.                 500,000                 22,625

                                                          259,198

CREDIT & OTHER FINANCE - 7.1%

American Express Co.              1,500,000               80,719

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Citigroup, Inc.                   2,000,000              $ 124,375

Household International, Inc.     950,000                 44,650

                                                          249,744

FEDERAL SPONSORED CREDIT - 4.4%

Fannie Mae                        1,300,000               78,163

Freddie Mac                       1,700,000               75,650

                                                          153,813

INSURANCE - 5.6%

American General Corp.            160,000                 10,250

American International Group,     680,000                 76,543
Inc.

MBIA, Inc.                        780,000                 45,094

PMI Group, Inc.                   520,000                 26,390

The Chubb Corp.                   560,000                 39,200

                                                          197,477

SECURITIES INDUSTRY - 1.5%

Lehman Brothers Holdings,         440,000                 33,963
Inc.

Morgan Stanley Dean Witter &      258,100                 18,567
Co.

                                                          52,530

TOTAL FINANCE                                             912,762

HEALTH - 7.2%

DRUGS & PHARMACEUTICALS - 5.5%

Bristol-Myers Squibb Co.          1,200,000               66,075

Eli Lilly & Co.                   740,000                 56,333

Merck & Co., Inc.                 260,000                 19,403

Schering-Plough Corp.             1,100,000               53,213

                                                          195,024

MEDICAL EQUIPMENT & SUPPLIES
- 1.7%

Abbott Laboratories               620,000                 25,226

Johnson & Johnson                 160,000                 14,320

St. Jude Medical, Inc. (a)        520,000                 18,688

                                                          58,234

TOTAL HEALTH                                              253,258

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.5%

ELECTRICAL EQUIPMENT - 3.1%

General Electric Co.              2,100,000              $ 110,513

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.7%

Ingersoll-Rand Co.                780,000                 35,539

Kennametal, Inc.                  1,304,363               34,403

Parker-Hannifin Corp.             360,000                 15,008

Varian Semiconductor              180,000                 8,584
Equipment Associates, Inc.
(a)

                                                          93,534

POLLUTION CONTROL - 0.7%

Waste Management, Inc.            1,200,000               24,450

TOTAL INDUSTRIAL MACHINERY &                              228,497
EQUIPMENT

MEDIA & LEISURE - 3.4%

BROADCASTING - 0.5%

Comcast Corp. Class A             460,000                 17,423
(special) (a)

ENTERTAINMENT - 0.5%

Walt Disney Co.                   420,000                 17,719

LEISURE DURABLES & TOYS - 0.2%

Callaway Golf Co.                 500,000                 9,063

PUBLISHING - 1.4%

Houghton Mifflin Co.              720,000                 28,800

McGraw-Hill Companies, Inc.       380,000                 19,546

                                                          48,346

RESTAURANTS - 0.8%

McDonald's Corp.                  760,000                 27,218

TOTAL MEDIA & LEISURE                                     119,769

NONDURABLES - 5.2%

FOODS - 1.5%

Bestfoods                         280,000                 18,060

Hershey Foods Corp.               385,000                 19,972

Wm. Wrigley Jr. Co.               163,800                 13,114

                                                          51,146

HOUSEHOLD PRODUCTS - 3.0%

Avon Products, Inc.               420,000                 17,351

Colgate-Palmolive Co.             600,000                 31,575

Gillette Co.                      340,000                 11,348

International Flavors &           17,500                  595
Fragrances, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Procter & Gamble Co.              400,000                $ 26,600

Unilever NV (NY Shares)           320,000                 16,260

                                                          103,729

TOBACCO - 0.7%

Philip Morris Companies, Inc.     1,000,000               26,125

TOTAL NONDURABLES                                         181,000

RETAIL & WHOLESALE - 1.6%

GENERAL MERCHANDISE STORES -
1.1%

Federated Department Stores,      440,000                 16,940
Inc. (a)

Jo-Ann Stores, Inc. Class B       720,000                 5,805
(non-vtg.) (a)

Wal-Mart Stores, Inc.             300,000                 17,288

                                                          40,033

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.5%

Home Depot, Inc.                  360,000                 17,573

TOTAL RETAIL & WHOLESALE                                  57,606

TECHNOLOGY - 4.2%

COMMUNICATIONS EQUIPMENT - 0.5%

Nokia AB sponsored ADR            160,000                 8,320

Nortel Networks Corp.             160,000                 8,527

Oni Systems Corp.                 1,900                   48

                                                          16,895

COMPUTER SERVICES & SOFTWARE
- 0.6%

Microsoft Corp. (a)               200,000                 12,513

Oracle Corp. (a)                  120,000                 8,625

                                                          21,138

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Pitney Bowes, Inc.                440,000                 19,140

UNOVA, Inc. (a)(c)                3,200,000               44,200

                                                          63,340

ELECTRONIC INSTRUMENTS - 0.3%

Novellus Systems, Inc. (a)        200,000                 9,638

ELECTRONICS - 1.0%

Motorola, Inc.                    80,000                  7,500

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           120,000                $ 8,670

Tyco International Ltd.           400,000                 18,825

                                                          34,995

TOTAL TECHNOLOGY                                          146,006

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.5%

Alaska Air Group, Inc. (a)        600,000                 18,675

RAILROADS - 0.3%

Burlington Northern Santa Fe      400,000                 9,450
Corp.

TRUCKING & FREIGHT - 0.5%

CNF Transportation, Inc.          645,000                 16,972

TOTAL TRANSPORTATION                                      45,097

UTILITIES - 11.1%

CELLULAR - 0.2%

Nextel Communications, Inc.       80,000                  7,410
Class A (a)

ELECTRIC UTILITY - 1.7%

DPL, Inc.                         1,300,000               30,469

IPALCO Enterprises, Inc.          1,400,000               27,825

                                                          58,294

GAS - 1.8%

Dynegy, Inc. Class A              138,158                 10,655

El Paso Energy Corp.              700,000                 36,050

Enron Corp.                       240,000                 17,490

                                                          64,195

TELEPHONE SERVICES - 7.4%

AT&T Corp.                        1,500,000               52,031

BCE, Inc.                         200,000                 4,678

Bell Atlantic Corp.               700,000                 37,013

BellSouth Corp.                   1,100,000               51,356

CenturyTel, Inc.                  220,000                 5,940

SBC Communications, Inc.          1,900,000               83,006

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

U.S. WEST, Inc.                   160,000                $ 11,520

WorldCom, Inc. (a)                380,000                 14,298

                                                          259,842

TOTAL UTILITIES                                           389,741

TOTAL COMMON STOCKS                                       3,241,899
(Cost $2,766,237)

CONVERTIBLE PREFERRED STOCKS
- 0.4%



MEDIA & LEISURE - 0.4%

BROADCASTING - 0.4%

MediaOne Group, Inc.              140,000                 13,790
(Vodafone AirTouch PLC)
$3.63 PIES

PUBLISHING - 0.0%

Taylor (J.N.) Holdings Ltd.       50,000                  0
9.5% (a)

TOTAL CONVERTIBLE PREFERRED                               13,790
STOCKS
(Cost $15,118)


U.S. TREASURY OBLIGATIONS -
0.1%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at   -      $ 3,000                       2,969
date of purchase 6.03%
8/10/00 (d) (Cost $2,965)


CASH EQUIVALENTS - 7.2%

                               SHARES                     VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,   210,400                   $ 210
6.54% (b)

Taxable Central Cash Fund,      252,748,241                252,748
6.37% (b)

TOTAL CASH EQUIVALENTS                                     252,958
(Cost $252,958)

TOTAL INVESTMENT PORTFOLIO -                               3,511,616
100.1%
(Cost $3,037,278)

NET OTHER ASSETS - (0.1)%                                  (2,777)

NET ASSETS - 100%                                        $ 3,508,839



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/(LOSS) (000S)
                                              VALUE (000S)

PURCHASED

145 S&P 500 Stock Index  June 2000            $ 51,555                       $ (410)
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 1.5%


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,969,000.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,046,642,000. Net unrealized appreciation aggregated $464,974,000, of which $653,666,000 related to appreciated investment securities and $188,692,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2000 approximately $6,428,000 of losses recognized during the period November 1, 1999 to November 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                             MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 3,511,616
value (cost $3,037,278) -
See accompanying schedule

Receivable for investments                 42,364
sold

Receivable for fund shares                 2,460
sold

Dividends receivable                       5,580

Interest receivable                        1,024

Other receivables                          11

 TOTAL ASSETS                              3,563,055

LIABILITIES

Payable for investments         $ 31,309
purchased

Payable for fund shares          18,990
redeemed

Accrued management fee           1,396

Distribution fees payable        1,577

Payable for daily variation      181
on futures contracts

Other payables and accrued       553
expenses

Collateral on securities         210
loaned, at value

 TOTAL LIABILITIES                         54,216

NET ASSETS                                $ 3,508,839

Net Assets consist of:

Paid in capital                           $ 2,842,312

Undistributed net investment               22,957
income

Accumulated undistributed net              169,639
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                473,931
(depreciation) on investments

NET ASSETS                                $ 3,508,839

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $25.26
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($121,020
(divided by) 4,791 shares)

Maximum offering price per         $26.80
share (100/94.25 of $25.26)

CLASS T: NET ASSET VALUE and       $25.49
redemption price per share
 ($2,090,219 (divided by)
81,998 shares)

Maximum offering price per         $26.41
share (100/96.50 of $25.49)

CLASS B: NET ASSET VALUE and       $25.33
offering price per share
($744,385 (divided by)
29,393 shares) A

CLASS C: NET ASSET VALUE and       $25.35
offering price per share
($69,553 (divided by)
2,743.3 shares) A

INSTITUTIONAL CLASS: NET           $25.73
ASSET VALUE, offering price
and redemption price   per
share ($483,662 (divided by)
18,794 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED MAY 31, 2000
                                          (UNAUDITED)

INVESTMENT INCOME                            $ 47,917
Dividends

Interest                                      6,063

Security lending                              1

 TOTAL INCOME                                 53,981

EXPENSES

Management fee                   $ 8,701

Transfer agent fees               3,697

Distribution fees                 9,997

Accounting and security           326
lending fees

Non-interested trustees'          7
compensation

Custodian fees and expenses       31

Registration fees                 102

Audit                             24

Legal                             27

Miscellaneous                     15

 Total expenses before            22,927
reductions

 Expense reductions               (669)       22,258

NET INVESTMENT INCOME                         31,723

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            172,470

 Foreign currency transactions    64

 Futures contracts                7,954       180,488

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (170,824)

 Futures contracts                (410)       (171,234)

NET GAIN (LOSS)                               9,254

NET INCREASE (DECREASE) IN                   $ 40,977
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 31,723                       $ 23,696
income

 Net realized gain (loss)       180,488                        456,249

 Change in net unrealized       (171,234)                      (327,761)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     40,977                         152,184
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (12,231)                       (24,375)
From net investment income

 From net realized gain         (392,123)                      (187,706)

 TOTAL DISTRIBUTIONS            (404,354)                      (212,081)

Share transactions - net        (157,978)                      (18,482)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (521,355)                      (78,379)
IN NET ASSETS

NET ASSETS

 Beginning of period            4,030,194                      4,108,573

 End of period (including      $ 3,508,839                    $ 4,030,194
undistributed net investment
income of $22,957 and
$3,465, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                     1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 27.72                        $ 28.15                  $ 26.69   $ 22.78   $ 20.38
of period

Income from  Investment
Operations

Net investment income E          .25                            .23                      .24       .23       .06

Net realized and  unrealized     .16                            .88                      3.19      4.61      2.44
gain (loss)

Total from  investment           .41                            1.11                     3.43      4.84      2.50
operations

Less Distributions

From net  investment income      (.12)                          (.25)                    (.25)     (.34)     (.10)

From net realized gain           (2.75)                         (1.29)                   (1.72)    (.59)     -

Total distributions              (2.87)                         (1.54)                   (1.97)    (.93)     (.10)

Net asset value,  end of        $ 25.26                        $ 27.72                  $ 28.15   $ 26.69   $ 22.78
period

TOTAL RETURN B, C                1.62%                          4.06%                    13.82%    22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 121                          $ 120                    $ 65      $ 26      $ 3
millions)

Ratio of expenses to average     1.00% A                        .99%                     1.03%     1.26% G   1.46% A, D, G
net assets

Ratio of expenses to average     .96% A, H                      .96% H                   1.02% H   1.25% H   1.44% A, H
net assets after expense
reductions

Ratio of net investment          2.02% A                        .83%                     .89%      .93%      1.27% A
income to average  net assets

Portfolio turnover               89% A                          113%                     59%       55%       78%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 27.95                        $ 28.35             $ 26.85   $ 22.83   $ 19.95   $ 15.96
of period

Income from Investment
Operations

Net investment income             .22 D                          .17 D               .19 D     .26 D     .30 D     .31

Net realized  and unrealized      .16                            .90                 3.22      4.62      3.35      4.26
gain (loss)

Total from  investment            .38                            1.07                3.41      4.88      3.65      4.57
operations

Less Distributions

From net investment income        (.09)                          (.18)               (.19)     (.27)     (.31)     (.30)

From net  realized gain           (2.75)                         (1.29)              (1.72)    (.59)     (.46)     (.28)

 Total distributions              (2.84)                         (1.47)              (1.91)    (.86)     (.77)     (.58)

Net asset value, end of period   $ 25.49                        $ 27.95             $ 28.35   $ 26.85   $ 22.83   $ 19.95

TOTAL RETURN B, C                 1.48%                          3.89%               13.63%    22.12%    18.89%    29.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 2,090                        $ 2,494             $ 2,635   $ 2,190   $ 1,673   $ 880
(in millions)

Ratio of expenses to average      1.21% A                        1.21%               1.21%     1.23%     1.27%     1.48%
net assets

Ratio of expenses to average      1.17% A, E                     1.18% E             1.20% E   1.21% E   1.26% E   1.47% E
net assets  after expense
reductions

Ratio of net investment           1.80% A                        .61%                .72%      1.05%     1.45%     1.78%
income  to average  net
assets

Portfolio turnover                89% A                          113%                59%       55%       78%       80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 27.79                        $ 28.20             $ 26.73   $ 22.73   $ 19.90   $ 15.94
of period

Income from Investment
Operations

Net investment income             .15 D                          .03 D               .05 D     .13 D     .19 D     .26

Net realized  and unrealized      .17                            .88                 3.21      4.61      3.33      4.23
gain (loss)

Total from  investment            .32                            .91                 3.26      4.74      3.52      4.49
operations

Less Distributions

From net investment income        (.03)                          (.03)               (.07)     (.15)     (.23)     (.25)

From net  realized gain           (2.75)                         (1.29)              (1.72)    (.59)     (.46)     (.28)

Total distributions               (2.78)                         (1.32)              (1.79)    (.74)     (.69)     (.53)

Net asset value, end of period   $ 25.33                        $ 27.79             $ 28.20   $ 26.73   $ 22.73   $ 19.90

TOTAL RETURN B, C                 1.25%                          3.33%               13.06%    21.52%    18.22%    28.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 744                          $ 893               $ 878     $ 682     $ 500     $ 270
(in millions)

Ratio of expenses to average      1.75% A                        1.72%               1.74%     1.74% E   1.81%     1.85%
net assets

Ratio of expenses to average      1.71% A, F                     1.69% F             1.72% F   1.73% F   1.79% F   1.84% F
net assets  after expense
reductions

Ratio of net investment           1.27% A                        .10%                .19%      .53%      .92%      1.41%
income  to average  net
assets

Portfolio turnover                89% A                          113%                59%       55%       78%       80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.81                        $ 28.23                   $ 26.84   $ 26.65
period

Income from Investment
Operations

Net investment income D           .15                            .02                       .02       .02

Net realized and  unrealized      .17                            .89                       3.21      .17
gain (loss)

Total from investment             .32                            .91                       3.23      .19
operations

Less Distributions

From net investment income        (.03)                          (.04)                     (.12)     -

From net realized gain            (2.75)                         (1.29)                    (1.72)    -

Total distributions               (2.78)                         (1.33)                    (1.84)    -

Net asset value, end of period   $ 25.35                        $ 27.81                   $ 28.23   $ 26.84

TOTAL RETURN B, C                 1.24%                          3.32%                     12.90%    0.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 70                           $ 65                      $ 37      $ 1
millions)

Ratio of expenses to average      1.74% A                        1.73%                     1.84%     1.85% A, F
net assets

Ratio of expenses to average      1.71% A, G                     1.70% G                   1.82% G   1.81% A, G
net assets after expense
reductions

Ratio of net investment           1.27% A                        .09%                      .07%      1.24% A
income to average net assets

Portfolio turnover                89% A                          113%                      59%       55%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 28.19                        $ 28.59                 $ 27.07  $ 23.00  $ 20.09  $ 16.07
of period

Income from Investment
Operations

Net investment income             .29 D                          .32 D                   .34 D    .39 D    .42 D    .45

Net realized  and unrealized      .16                            .90                     3.24     4.68     3.37     4.28
gain (loss)

Total from  investment            .45                            1.22                    3.58     5.07     3.79     4.73
operations

Less Distributions

From net investment income        (.16)                          (.33)                   (.34)    (.41)    (.42)    (.43)

From net  realized gain           (2.75)                         (1.29)                  (1.72)   (.59)    (.46)    (.28)

Total distributions               (2.91)                         (1.62)                  (2.06)   (1.00)   (.88)    (.71)

Net asset value, end of period   $ 25.73                        $ 28.19                 $ 28.59  $ 27.07  $ 23.00  $ 20.09

TOTAL RETURN B, C                 1.76%                          4.40%                   14.23%   22.87%   19.54%   30.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 484                          $ 458                   $ 493    $ 464    $ 344    $ 297
(in millions)

Ratio of expenses to average      .68% A                         .69%                    .68%     .69%     .71%     .74%
net assets

Ratio of expenses to average      .65% A, E                      .66% E                  .67% E   .67% E   .70% E   .73% E
net assets  after expense
reductions

Ratio of net investment           2.33% A                        1.13%                   1.25%    1.60%    2.02%    2.52%
income  to average  net
assets

Portfolio turnover                89% A                          113%                    59%      55%      78%      80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Income Fund(the fund) is a fund of Fidelity Advisor Series I(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,532,076,000 and $2,125,039,000, respectively, of which U.S. government and government agency obligations aggregated
$8,388,000 and $5,500,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $224,991,000 and $180,980,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 146,000    $ 0

CLASS T    5,559,000    45,000

CLASS B    3,971,000    2,983,000

CLASS C    321,000      150,000

          $ 9,997,000  $ 3,178,000


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 244,000    $ 95,000

CLASS T    282,000      81,000

CLASS B    1,188,000    1,188,000 *

CLASS C    19,000       19,000 *

          $ 1,733,000  $ 1,383,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 136,000    .23 *

CLASS T                 2,185,000   .20 *

CLASS B                 905,000     .23 *

CLASS C                 72,000      .23 *

INSTITUTIONAL CLASS     399,000     .17 *

                       $ 3,697,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $115,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $207,000. The fund received cash collateral of $210,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $664,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 2,000

CLASS B    2,000

          $ 4,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                            2000                      1999

FROM NET INVESTMENT INCOME

Class A                     $ 544,000                 $ 811,000

Class T                      7,853,000                 16,902,000

Class B                      943,000                   963,000

Class C                      72,000                    72,000

Institutional Class          2,819,000                 5,627,000

Total                       $ 12,231,000              $ 24,375,000

FROM NET REALIZED GAIN

Class A                     $ 11,859,000              $ 3,101,000

Class T                      242,070,000               120,155,000

Class B                      87,366,000                40,402,000

Class C                      6,416,000                 1,765,000

Institutional Class          44,412,000                22,283,000

Total                       $ 392,123,000             $ 187,706,000

                            $ 404,354,000             $ 212,081,000

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              1,618                     2,776                   $ 40,403

Reinvestment of distributions    480                       137                      11,984

Shares redeemed                  (1,646)                   (898)                    (41,098)

Net increase (decrease)          452                       2,015                   $ 11,289

CLASS T Shares sold              10,885                    21,844                  $ 272,873

Reinvestment of distributions    9,444                     4,734                    238,388

Shares redeemed                  (27,547)                  (30,306)                 (685,772)

Net increase (decrease)          (7,218)                   (3,728)                 $ (174,511)

CLASS B Shares sold              2,046                     6,290                   $ 51,186

Reinvestment of distributions    3,127                     1,326                    78,578

Shares redeemed                  (7,931)                   (6,588)                  (195,519)

Net increase (decrease)          (2,758)                   1,028                   $ (65,755)

CLASS C Shares sold              996                       1,541                   $ 25,005

Reinvestment of distributions    217                       59                       5,449

Shares redeemed                  (805)                     (576)                    (19,704)

Net increase (decrease)          408                       1,024                   $ 10,750

INSTITUTIONAL CLASS Shares       5,148                     3,228                   $ 125,096
sold

Reinvestment of distributions    1,599                     887                      40,671

Shares redeemed                  (4,196)                   (5,122)                  (105,518)

Net increase (decrease)          2,551                     (1,007)                 $ 60,249



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 79,105

Reinvestment of distributions    3,752

Shares redeemed                  (25,235)

Net increase (decrease)         $ 57,622

CLASS T Shares sold             $ 622,299

Reinvestment of distributions    130,656

Shares redeemed                  (860,850)

Net increase (decrease)         $ (107,895)

CLASS B Shares sold             $ 178,412

Reinvestment of distributions    36,300

Shares redeemed                  (185,915)

Net increase (decrease)         $ 28,797

CLASS C Shares sold             $ 43,796

Reinvestment of distributions    1,620

Shares redeemed                  (16,333)

Net increase (decrease)         $ 29,083

INSTITUTIONAL CLASS Shares      $ 94,842
sold

Reinvestment of distributions    24,727

Shares redeemed                  (145,658)

Net increase (decrease)         $ (26,089)


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS              PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

UNOVA, Inc.                       $ -                $ -             $ -                  $ 44,200







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
C. Robert Chow, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

EPI-SANN-0700  106126
1.704674.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
EQUITY INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  1.76%          -2.33%       101.75%       293.71%
INST CL

Russell 3000 Value            1.19%          -1.68%       134.03%       313.71%

Equity Income Funds Average   2.05%          -0.62%       102.18%       233.63%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  -2.33%       15.07%        14.69%
INST CL

Russell 3000 Value            -1.68%       18.54%        15.26%

Equity Income Funds Average   -0.62%       14.99%        12.67%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL I      Russell 3000 Value
             00080                       RS008
  1990/05/31      10000.00                    10000.00
  1990/06/30       9955.67                     9786.98
  1990/07/31       9795.24                     9683.03
  1990/08/31       9051.41                     8813.27
  1990/09/30       8366.93                     8370.60
  1990/10/31       8176.77                     8233.78
  1990/11/30       8723.10                     8801.24
  1990/12/31       8915.15                     9027.17
  1991/01/31       9368.77                     9451.27
  1991/02/28      10038.63                    10099.70
  1991/03/31      10198.84                    10277.55
  1991/04/30      10198.60                    10353.74
  1991/05/31      10757.13                    10745.31
  1991/06/30      10263.40                    10290.10
  1991/07/31      10825.08                    10710.13
  1991/08/31      11054.35                    10913.43
  1991/09/30      10997.07                    10839.36
  1991/10/31      11180.30                    11015.08
  1991/11/30      10726.92                    10457.51
  1991/12/31      11572.73                    11320.91
  1992/01/31      11689.23                    11399.05
  1992/02/29      12050.38                    11696.75
  1992/03/31      11854.60                    11530.22
  1992/04/30      12277.12                    11979.78
  1992/05/31      12385.49                    12057.56
  1992/06/30      12247.59                    11960.51
  1992/07/31      12565.71                    12421.55
  1992/08/31      12267.40                    12052.26
  1992/09/30      12367.55                    12223.91
  1992/10/31      12517.99                    12256.62
  1992/11/30      12969.59                    12687.26
  1992/12/31      13302.26                    13007.76
  1993/01/31      13706.38                    13411.35
  1993/02/28      14061.16                    13848.36
  1993/03/31      14527.97                    14265.91
  1993/04/30      14477.16                    14070.04
  1993/05/31      14712.00                    14365.80
  1993/06/30      14865.92                    14667.56
  1993/07/31      15071.48                    14839.39
  1993/08/31      15617.41                    15379.11
  1993/09/30      15524.45                    15434.79
  1993/10/31      15710.37                    15457.60
  1993/11/30      15421.16                    15131.61
  1993/12/31      15803.33                    15433.91
  1994/01/31      16547.02                    16014.64
  1994/02/28      16133.86                    15514.52
  1994/03/31      15446.27                    14926.02
  1994/04/30      15987.15                    15198.44
  1994/05/31      16111.97                    15354.36
  1994/06/30      16016.08                    14983.65
  1994/07/31      16571.25                    15429.84
  1994/08/31      17451.13                    15890.18
  1994/09/30      17166.98                    15400.14
  1994/10/31      17504.21                    15561.72
  1994/11/30      16935.14                    14933.09
  1994/12/31      16988.09                    15133.74
  1995/01/31      17258.08                    15542.63
  1995/02/28      17873.67                    16153.23
  1995/03/31      18469.51                    16479.75
  1995/04/30      18970.15                    16997.37
  1995/05/31      19514.33                    17678.15
  1995/06/30      19787.09                    17953.22
  1995/07/31      20520.35                    18581.15
  1995/08/31      20772.07                    18872.66
  1995/09/30      21428.37                    19514.56
  1995/10/31      21197.48                    19262.47
  1995/11/30      22088.04                    20217.62
  1995/12/31      22678.09                    20737.18
  1996/01/31      23357.59                    21334.35
  1996/02/29      23459.49                    21511.84
  1996/03/31      23641.19                    21885.37
  1996/04/30      23811.85                    22017.43
  1996/05/31      24005.25                    22319.73
  1996/06/30      23880.40                    22310.89
  1996/07/31      22989.17                    21431.22
  1996/08/31      23446.21                    22077.36
  1996/09/30      24292.01                    22925.56
  1996/10/31      24797.14                    23746.71
  1996/11/30      26404.36                    25422.95
  1996/12/31      26138.50                    25215.23
  1997/01/31      27038.60                    26350.35
  1997/02/28      27251.78                    26723.53
  1997/03/31      26192.47                    25787.24
  1997/04/30      27310.59                    26799.28
  1997/05/31      28904.50                    28359.43
  1997/06/30      30342.99                    29598.10
  1997/07/31      32540.20                    31727.34
  1997/08/31      31262.47                    30753.64
  1997/09/30      32922.67                    32630.93
  1997/10/31      31496.46                    31721.39
  1997/11/30      32443.27                    33018.19
  1997/12/31      33101.53                    33997.33
  1998/01/31      33037.04                    33503.05
  1998/02/28      35387.65                    35736.02
  1998/03/31      37007.82                    37850.26
  1998/04/30      37188.15                    38097.15
  1998/05/31      36866.12                    37457.33
  1998/06/30      37319.05                    37872.20
  1998/07/31      36763.40                    36998.77
  1998/08/31      31258.58                    31468.43
  1998/09/30      32782.58                    33272.04
  1998/10/31      35478.81                    35716.62
  1998/11/30      37060.26                    37324.56
  1998/12/31      38652.22                    38587.16
  1999/01/31      37924.40                    38802.07
  1999/02/28      37175.99                    38093.90
  1999/03/31      37922.82                    38802.05
  1999/04/30      41046.68                    42420.39
  1999/05/31      40310.05                    42077.83
  1999/06/30      41952.32                    43321.37
  1999/07/31      40391.94                    42069.65
  1999/08/31      39269.56                    40511.86
  1999/09/30      37744.26                    39140.15
  1999/10/31      38924.63                    41172.70
  1999/11/30      38691.30                    40886.41
  1999/12/31      40105.98                    41153.55
  2000/01/31      38154.18                    39829.15
  2000/02/29      35516.02                    37233.00
  2000/03/31      39080.19                    41445.52
  2000/04/30      38942.47                    41012.18
  2000/05/31      39370.92                    41371.48
IMATRL PRASUN   SHR__CHT 20000531 20000620 151314 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Institutional Class on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $39,371 - a 293.71% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,371 - a 313.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER EQUITY INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATIONS. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, 1.33%, -1.91%, 96.17%, AND 228.96%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE WERE, -1.91%, 14.34%, AND 12.54%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Bob Chow)

An interview with Bob Chow, Portfolio Manager of Fidelity
Advisor Equity Income Fund

Q. HOW DID THE FUND PERFORM, BOB?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 1.76%. In comparison, the equity income funds average tracked by Lipper Inc. returned 2.05% and the Russell 3000 Value Index returned 1.19% during the same period. For the 12 months that ended May 31, 2000, the fund's Institutional Class shares returned -2.33%. During the same period, the Lipper peer group returned -0.62% and the Russell 3000 Value Index returned -1.68%.

Q. WHAT CAUSED THE FUND TO OUTPERFORM THE INDEX, YET UNDERPERFORM ITS PEERS DURING THE SIX-MONTH PERIOD?

A. The fund's overweighted positions in the industrial machinery sector - such as General Electric, which rallied when technology stocks corrected during the latter half of the period - helped it outperform the index's holdings in this sector by 22.5%. Additionally, strong stock selection within the fund's underweighted stake in financials and slightly overweighted positions in the energy sector fueled better returns than the benchmark. Compared to its peers, the fund held a substantially lower position in top-performing technology stocks than other equity-income funds, many of which maintained weightings at levels 20 to 35 percentage points greater than the fund.

Q. WHAT STRATEGIES DID YOU PURSUE?

A. I continued to manage the fund within its goals of being conservative and generating above-average returns. As the period progressed, I positioned the fund along three emerging trends in the market. First, I thought the extraordinary price appreciation experienced in technology during the past year was unsustainable. The prices of many of these companies rose primarily on speculation, rather than fundamental evaluations - such as analysis of price-to-earnings ratios. As a result, I reduced the fund's technology weighting to 4.2% of the fund's net assets at the period's end, from 7.0% six months earlier, eliminating some names entirely, such as EMC. Second, I positioned the fund to benefit from a slowdown in the economy, adding to its weightings in selected financial, nondurable and energy stocks where valuations were attractive, while reducing its holdings in the retail sector. The Federal Reserve Board made it clear
- through the implementation of six interest-rate hikes during the past year - of its intention to slow down the U.S. economy. Toward the end of the period, we saw some signs that the Fed's actions had begun to take hold as several companies, such as retailers Circuit City and Costco, reported slower growth.

Q. WHAT WAS THE THIRD TREND?

A. I expected a recovery in the European currency - the euro - which declined to new lows during the period. Fund holdings with global reach such as McDonald's, Colgate-Palmolive and Procter & Gamble, whose earnings were negatively affected by the euro's weakening, could benefit from its future strengthening.

Q. ONE OF THE FUND'S POSITIONS IN THE PAPER INDUSTRY - CHAMPION
INTERNATIONAL - SOARED AFTER IT AGREED TO BE ACQUIRED BY INTERNATIONAL PAPER IN MAY . . .

A. Yes, it did. International Paper, a stock not held by the fund, recognized that the fundamentals in the paper industry had bottomed out. However, it has been forecast that there will be very little paper capacity coming into the marketplace over the next two years. I think International Paper recognized this, and despite having to outbid another company - UPM-Kymmene - to acquire Champion, expected the paper cycle to turn positive and, Champion offered good value. The acquisition allowed the fund to realize profits in Champion, which was no longer held at the end of the period. The fund's large position in Bowater, a blue-chip paper company that was a positive contributor, is another example of my attempt to exploit the undervalued securities in the sector.

Q. WHAT STOCKS WERE TOP PERFORMERS? WHICH DISAPPOINTED?

A. Weatherford International, a premier oil services company, was the fund's top contributor, rallying on the surge in the price of oil. Varian Semiconductor, a small-cap holding overlooked by Wall Street, performed well as the demand for semiconductors increased. On the other hand, AT&T performed below expectations due to increased loss of market share in its traditional wire-line business. Drug and pharmaceutical firm Bristol-Myers Squibb underperformed after it pulled its application to the U.S. Food and Drug Administration for its promising hypertension drug, Vanlev.

Q. WHAT'S YOUR OUTLOOK, BOB?

A. I'll continue to look for companies that should outperform in a slowing economic environment, such as financials, nondurables and selected health care stocks, while shying away from the retail and technology sectors. When the Fed's tightening has been fully realized in slowing the economy, I believe the fund will be well-positioned to take advantage of a return to value-oriented stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks to maintain a
yield that exceeds the
composite dividend yield of
the S&P 500; also considers
the potential for achieving
capital appreciation

START DATE: April 25, 1983

SIZE: as of May 31, 2000,
more than $3.5 billion

MANAGER: Bob Chow, since
1996; joined Fidelity in
1989

BOB CHOW ON
TECHNOLOGY STOCKS:

"At the end of the period, I felt we
had seen the peak in the rise of
technology stocks. Looking back at
the euphoria surrounding the
sector in the fourth quarter of 1999
and early 2000, investor
speculation and demand for many
unprofitable companies had
reached illogical valuations. The
bubble burst beginning in March,
and investors in the market began
to use more discretion about which
companies to own. The companies
with earnings drew tepid interest,
while many of the unprofitable ones
- such as Toysmart.com and
DrKoop.com - started to feel the
market's pinch. Suddenly, the well
of operating cash many of these
companies previously had relied on
through public offerings began to dry
up.

"These unprofitable companies
accelerated the growth of the
technology sector as they quickly
spent their cash on equipment
and services. When this
incremental spending dries up,
the sector's growth rate will slow.
This phenomenon of stocks
leading the fundamentals, rather
than the reverse, is a classic sign
of a secular peak. As these
weakened fundamentals begin to
show up in reported earnings
results, I think we will see the
downtrend in technology stocks
resume; it is in this environment
that equity-income funds should
excel as an investment vehicle."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Exxon Mobil Corp.               4.3                      3.3

Citigroup, Inc.                 3.5                      2.0

General Electric Co.            3.1                      4.2

Bowater, Inc.                   2.5                      2.1

SBC Communications, Inc.        2.4                      2.3

American Express Co.            2.3                      2.1

Fannie Mae                      2.2                      2.0

American International Group,   2.2                      1.8
Inc.

Freddie Mac                     2.2                      1.9

Minnesota Mining &              2.1                      2.1
Manufacturing Co.

                                26.8                     23.8

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Finance                         26.0                     22.5

Utilities                       11.1                     10.5

Energy                          11.1                     9.8

Basic Industries                7.7                      11.0

Health                          7.2                      7.9



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks and  Equity Futures     93.9%                          Stocks                                 95.3%

Convertible  Securities         0.4%                          Convertible  Securities                 0.3%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                5.7%                          Net Other Assets                        4.4%

* FOREIGN INVESTMENTS           4.1%                          ** FOREIGN INVESTMENTS                  4.2%

Row: 1, Col: 1, Value: 93.90000000000001                      Row: 1, Col: 1, Value: 95.3
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.4                                    Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.7                                    Row: 1, Col: 8, Value: 4.4







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 92.4%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.5%

Boeing Co.                        857,800                $ 33,508

Textron, Inc.                     300,000                 18,825

                                                          52,333

BASIC INDUSTRIES - 7.7%

CHEMICALS & PLASTICS - 1.6%

Dow Chemical Co.                  300,000                 32,119

Olin Corp.                        1,600,000               25,000

                                                          57,119

IRON & STEEL - 0.4%

Nucor Corp.                       400,000                 15,550

METALS & MINING - 1.7%

Alcoa, Inc.                       500,000                 29,219

Phelps Dodge Corp.                660,000                 29,618

                                                          58,837

PACKAGING & CONTAINERS - 1.3%

Ball Corp.                        1,205,717               35,795

Tupperware Corp.                  375,000                 8,273

                                                          44,068

PAPER & FOREST PRODUCTS - 2.7%

Bowater, Inc.                     1,685,000               87,093

Georgia-Pacific Corp.             240,000                 7,860

                                                          94,953

TOTAL BASIC INDUSTRIES                                    270,527

CONSTRUCTION & REAL ESTATE -
2.5%

BUILDING MATERIALS - 0.5%

American Standard Companies,      400,000                 18,475
Inc. (a)

ENGINEERING - 0.7%

Fluor Corp.                       770,500                 25,041

REAL ESTATE INVESTMENT TRUSTS
- 1.3%

Apartment Investment &            500,000                 20,031
Management Co. Class A

Duke-Weeks Realty Corp.           300,000                 6,469

Equity Office Properties Trust    640,000                 17,000

                                                          43,500

TOTAL CONSTRUCTION & REAL                                 87,016
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES -
0.4%

Ford Motor Co.                    320,000                $ 15,540

CONSUMER DURABLES - 2.1%

Minnesota Mining &                840,000                 72,030
Manufacturing Co.

HOME FURNISHINGS - 0.6%

Leggett & Platt, Inc.             1,100,000               22,069

TOTAL DURABLES                                            109,639

ENERGY - 11.1%

ENERGY SERVICES - 1.8%

Schlumberger Ltd. (NY Shares)     460,000                 33,839

Weatherford International,        640,000                 27,560
Inc.

                                                          61,399

OIL & GAS - 9.3%

Amerada Hess Corp.                700,000                 46,463

Apache Corp.                      320,000                 19,480

BP Amoco PLC sponsored ADR        1,300,000               70,688

EOG Resources, Inc.               500,000                 16,250

Exxon Mobil Corp.                 1,800,000               149,949

Grant Prideco, Inc. (a)           700,000                 16,275

Tesoro Petroleum Corp. (a)        794,500                 8,144

                                                          327,249

TOTAL ENERGY                                              388,648

FINANCE - 26.0%

BANKS - 7.4%

Bank of America Corp.             700,000                 38,894

Bank of New York Co., Inc.        800,000                 37,550

Bank One Corp.                    500,000                 16,531

Chase Manhattan Corp.             460,000                 34,356

Comerica, Inc.                    550,000                 27,844

FleetBoston Financial Corp.       720,000                 27,225

Mellon Financial Corp.            1,200,000               46,275

Northern Trust Corp.              120,000                 7,898

Wells Fargo & Co.                 500,000                 22,625

                                                          259,198

CREDIT & OTHER FINANCE - 7.1%

American Express Co.              1,500,000               80,719

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Citigroup, Inc.                   2,000,000              $ 124,375

Household International, Inc.     950,000                 44,650

                                                          249,744

FEDERAL SPONSORED CREDIT - 4.4%

Fannie Mae                        1,300,000               78,163

Freddie Mac                       1,700,000               75,650

                                                          153,813

INSURANCE - 5.6%

American General Corp.            160,000                 10,250

American International Group,     680,000                 76,543
Inc.

MBIA, Inc.                        780,000                 45,094

PMI Group, Inc.                   520,000                 26,390

The Chubb Corp.                   560,000                 39,200

                                                          197,477

SECURITIES INDUSTRY - 1.5%

Lehman Brothers Holdings,         440,000                 33,963
Inc.

Morgan Stanley Dean Witter &      258,100                 18,567
Co.

                                                          52,530

TOTAL FINANCE                                             912,762

HEALTH - 7.2%

DRUGS & PHARMACEUTICALS - 5.5%

Bristol-Myers Squibb Co.          1,200,000               66,075

Eli Lilly & Co.                   740,000                 56,333

Merck & Co., Inc.                 260,000                 19,403

Schering-Plough Corp.             1,100,000               53,213

                                                          195,024

MEDICAL EQUIPMENT & SUPPLIES
- 1.7%

Abbott Laboratories               620,000                 25,226

Johnson & Johnson                 160,000                 14,320

St. Jude Medical, Inc. (a)        520,000                 18,688

                                                          58,234

TOTAL HEALTH                                              253,258

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.5%

ELECTRICAL EQUIPMENT - 3.1%

General Electric Co.              2,100,000              $ 110,513

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.7%

Ingersoll-Rand Co.                780,000                 35,539

Kennametal, Inc.                  1,304,363               34,403

Parker-Hannifin Corp.             360,000                 15,008

Varian Semiconductor              180,000                 8,584
Equipment Associates, Inc.
(a)

                                                          93,534

POLLUTION CONTROL - 0.7%

Waste Management, Inc.            1,200,000               24,450

TOTAL INDUSTRIAL MACHINERY &                              228,497
EQUIPMENT

MEDIA & LEISURE - 3.4%

BROADCASTING - 0.5%

Comcast Corp. Class A             460,000                 17,423
(special) (a)

ENTERTAINMENT - 0.5%

Walt Disney Co.                   420,000                 17,719

LEISURE DURABLES & TOYS - 0.2%

Callaway Golf Co.                 500,000                 9,063

PUBLISHING - 1.4%

Houghton Mifflin Co.              720,000                 28,800

McGraw-Hill Companies, Inc.       380,000                 19,546

                                                          48,346

RESTAURANTS - 0.8%

McDonald's Corp.                  760,000                 27,218

TOTAL MEDIA & LEISURE                                     119,769

NONDURABLES - 5.2%

FOODS - 1.5%

Bestfoods                         280,000                 18,060

Hershey Foods Corp.               385,000                 19,972

Wm. Wrigley Jr. Co.               163,800                 13,114

                                                          51,146

HOUSEHOLD PRODUCTS - 3.0%

Avon Products, Inc.               420,000                 17,351

Colgate-Palmolive Co.             600,000                 31,575

Gillette Co.                      340,000                 11,348

International Flavors &           17,500                  595
Fragrances, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Procter & Gamble Co.              400,000                $ 26,600

Unilever NV (NY Shares)           320,000                 16,260

                                                          103,729

TOBACCO - 0.7%

Philip Morris Companies, Inc.     1,000,000               26,125

TOTAL NONDURABLES                                         181,000

RETAIL & WHOLESALE - 1.6%

GENERAL MERCHANDISE STORES -
1.1%

Federated Department Stores,      440,000                 16,940
Inc. (a)

Jo-Ann Stores, Inc. Class B       720,000                 5,805
(non-vtg.) (a)

Wal-Mart Stores, Inc.             300,000                 17,288

                                                          40,033

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.5%

Home Depot, Inc.                  360,000                 17,573

TOTAL RETAIL & WHOLESALE                                  57,606

TECHNOLOGY - 4.2%

COMMUNICATIONS EQUIPMENT - 0.5%

Nokia AB sponsored ADR            160,000                 8,320

Nortel Networks Corp.             160,000                 8,527

Oni Systems Corp.                 1,900                   48

                                                          16,895

COMPUTER SERVICES & SOFTWARE
- 0.6%

Microsoft Corp. (a)               200,000                 12,513

Oracle Corp. (a)                  120,000                 8,625

                                                          21,138

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Pitney Bowes, Inc.                440,000                 19,140

UNOVA, Inc. (a)(c)                3,200,000               44,200

                                                          63,340

ELECTRONIC INSTRUMENTS - 0.3%

Novellus Systems, Inc. (a)        200,000                 9,638

ELECTRONICS - 1.0%

Motorola, Inc.                    80,000                  7,500

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           120,000                $ 8,670

Tyco International Ltd.           400,000                 18,825

                                                          34,995

TOTAL TECHNOLOGY                                          146,006

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.5%

Alaska Air Group, Inc. (a)        600,000                 18,675

RAILROADS - 0.3%

Burlington Northern Santa Fe      400,000                 9,450
Corp.

TRUCKING & FREIGHT - 0.5%

CNF Transportation, Inc.          645,000                 16,972

TOTAL TRANSPORTATION                                      45,097

UTILITIES - 11.1%

CELLULAR - 0.2%

Nextel Communications, Inc.       80,000                  7,410
Class A (a)

ELECTRIC UTILITY - 1.7%

DPL, Inc.                         1,300,000               30,469

IPALCO Enterprises, Inc.          1,400,000               27,825

                                                          58,294

GAS - 1.8%

Dynegy, Inc. Class A              138,158                 10,655

El Paso Energy Corp.              700,000                 36,050

Enron Corp.                       240,000                 17,490

                                                          64,195

TELEPHONE SERVICES - 7.4%

AT&T Corp.                        1,500,000               52,031

BCE, Inc.                         200,000                 4,678

Bell Atlantic Corp.               700,000                 37,013

BellSouth Corp.                   1,100,000               51,356

CenturyTel, Inc.                  220,000                 5,940

SBC Communications, Inc.          1,900,000               83,006

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

U.S. WEST, Inc.                   160,000                $ 11,520

WorldCom, Inc. (a)                380,000                 14,298

                                                          259,842

TOTAL UTILITIES                                           389,741

TOTAL COMMON STOCKS                                       3,241,899
(Cost $2,766,237)

CONVERTIBLE PREFERRED STOCKS
- 0.4%



MEDIA & LEISURE - 0.4%

BROADCASTING - 0.4%

MediaOne Group, Inc.              140,000                 13,790
(Vodafone AirTouch PLC)
$3.63 PIES

PUBLISHING - 0.0%

Taylor (J.N.) Holdings Ltd.       50,000                  0
9.5% (a)

TOTAL CONVERTIBLE PREFERRED                               13,790
STOCKS
(Cost $15,118)


U.S. TREASURY OBLIGATIONS -
0.1%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at   -      $ 3,000                       2,969
date of purchase 6.03%
8/10/00 (d) (Cost $2,965)


CASH EQUIVALENTS - 7.2%

                               SHARES                     VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,   210,400                   $ 210
6.54% (b)

Taxable Central Cash Fund,      252,748,241                252,748
6.37% (b)

TOTAL CASH EQUIVALENTS                                     252,958
(Cost $252,958)

TOTAL INVESTMENT PORTFOLIO -                               3,511,616
100.1%
(Cost $3,037,278)

NET OTHER ASSETS - (0.1)%                                  (2,777)

NET ASSETS - 100%                                        $ 3,508,839



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/(LOSS) (000S)
                                              VALUE (000S)

PURCHASED

145 S&P 500 Stock Index  June 2000            $ 51,555                       $ (410)
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 1.5%


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,969,000.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,046,642,000. Net unrealized appreciation aggregated $464,974,000, of which $653,666,000 related to appreciated investment securities and $188,692,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2000 approximately $6,428,000 of losses recognized during the period November 1, 1999 to November 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                              MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 3,511,616
value (cost $3,037,278) -
See accompanying schedule

Receivable for investments                 42,364
sold

Receivable for fund shares                 2,460
sold

Dividends receivable                       5,580

Interest receivable                        1,024

Other receivables                          11

 TOTAL ASSETS                              3,563,055

LIABILITIES

Payable for investments         $ 31,309
purchased

Payable for fund shares          18,990
redeemed

Accrued management fee           1,396

Distribution fees payable        1,577

Payable for daily variation      181
on futures contracts

Other payables and accrued       553
expenses

Collateral on securities         210
loaned, at value

 TOTAL LIABILITIES                         54,216

NET ASSETS                                $ 3,508,839

Net Assets consist of:

Paid in capital                           $ 2,842,312

Undistributed net investment               22,957
income

Accumulated undistributed net              169,639
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                473,931
(depreciation) on investments

NET ASSETS                                $ 3,508,839

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $25.26
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($121,020
(divided by) 4,791 shares)

Maximum offering price per         $26.80
share (100/94.25 of $25.26)

CLASS T: NET ASSET VALUE and       $25.49
redemption price per share
 ($2,090,219 (divided by)
81,998 shares)

Maximum offering price per         $26.41
share (100/96.50 of $25.49)

CLASS B: NET ASSET VALUE and       $25.33
offering price per share
($744,385 (divided by)
29,393 shares) A

CLASS C: NET ASSET VALUE and       $25.35
offering price per share
($69,553 (divided by)
2,743.3 shares) A

INSTITUTIONAL CLASS: NET           $25.73
ASSET VALUE, offering price
and redemption price   per
share ($483,662 (divided by)
18,794 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED MAY 31, 2000
                                          (UNAUDITED)

INVESTMENT INCOME                            $ 47,917
Dividends

Interest                                      6,063

Security lending                              1

 TOTAL INCOME                                 53,981

EXPENSES

Management fee                   $ 8,701

Transfer agent fees               3,697

Distribution fees                 9,997

Accounting and security           326
lending fees

Non-interested trustees'          7
compensation

Custodian fees and expenses       31

Registration fees                 102

Audit                             24

Legal                             27

Miscellaneous                     15

 Total expenses before            22,927
reductions

 Expense reductions               (669)       22,258

NET INVESTMENT INCOME                         31,723

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            172,470

 Foreign currency transactions    64

 Futures contracts                7,954       180,488

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (170,824)

 Futures contracts                (410)       (171,234)

NET GAIN (LOSS)                               9,254

NET INCREASE (DECREASE) IN                   $ 40,977
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 31,723                       $ 23,696
income

 Net realized gain (loss)       180,488                        456,249

 Change in net unrealized       (171,234)                      (327,761)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     40,977                         152,184
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (12,231)                       (24,375)
From net investment income

 From net realized gain         (392,123)                      (187,706)

 TOTAL DISTRIBUTIONS            (404,354)                      (212,081)

Share transactions - net        (157,978)                      (18,482)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (521,355)                      (78,379)
IN NET ASSETS

NET ASSETS

 Beginning of period            4,030,194                      4,108,573

 End of period (including      $ 3,508,839                    $ 4,030,194
undistributed net investment
income of $22,957 and
$3,465, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                     1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 27.72                        $ 28.15                  $ 26.69   $ 22.78   $ 20.38
of period

Income from  Investment
Operations

Net investment income E          .25                            .23                      .24       .23       .06

Net realized and  unrealized     .16                            .88                      3.19      4.61      2.44
gain (loss)

Total from  investment           .41                            1.11                     3.43      4.84      2.50
operations

Less Distributions

From net  investment income      (.12)                          (.25)                    (.25)     (.34)     (.10)

From net realized gain           (2.75)                         (1.29)                   (1.72)    (.59)     -

Total distributions              (2.87)                         (1.54)                   (1.97)    (.93)     (.10)

Net asset value,  end of        $ 25.26                        $ 27.72                  $ 28.15   $ 26.69   $ 22.78
period

TOTAL RETURN B, C                1.62%                          4.06%                    13.82%    22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 121                          $ 120                    $ 65      $ 26      $ 3
millions)

Ratio of expenses to average     1.00% A                        .99%                     1.03%     1.26% G   1.46% A, D, G
net assets

Ratio of expenses to average     .96% A, H                      .96% H                   1.02% H   1.25% H   1.44% A, H
net assets after expense
reductions

Ratio of net investment          2.02% A                        .83%                     .89%      .93%      1.27% A
income to average  net assets

Portfolio turnover               89% A                          113%                     59%       55%       78%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 27.95                        $ 28.35             $ 26.85   $ 22.83   $ 19.95   $ 15.96
of period

Income from Investment
Operations

Net investment income             .22 D                          .17 D               .19 D     .26 D     .30 D     .31

Net realized  and unrealized      .16                            .90                 3.22      4.62      3.35      4.26
gain (loss)

Total from  investment            .38                            1.07                3.41      4.88      3.65      4.57
operations

Less Distributions

From net investment income        (.09)                          (.18)               (.19)     (.27)     (.31)     (.30)

From net  realized gain           (2.75)                         (1.29)              (1.72)    (.59)     (.46)     (.28)

 Total distributions              (2.84)                         (1.47)              (1.91)    (.86)     (.77)     (.58)

Net asset value, end of period   $ 25.49                        $ 27.95             $ 28.35   $ 26.85   $ 22.83   $ 19.95

TOTAL RETURN B, C                 1.48%                          3.89%               13.63%    22.12%    18.89%    29.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 2,090                        $ 2,494             $ 2,635   $ 2,190   $ 1,673   $ 880
(in millions)

Ratio of expenses to average      1.21% A                        1.21%               1.21%     1.23%     1.27%     1.48%
net assets

Ratio of expenses to average      1.17% A, E                     1.18% E             1.20% E   1.21% E   1.26% E   1.47% E
net assets  after expense
reductions

Ratio of net investment           1.80% A                        .61%                .72%      1.05%     1.45%     1.78%
income  to average  net
assets

Portfolio turnover                89% A                          113%                59%       55%       78%       80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 27.79                        $ 28.20             $ 26.73   $ 22.73   $ 19.90   $ 15.94
of period

Income from Investment
Operations

Net investment income             .15 D                          .03 D               .05 D     .13 D     .19 D     .26

Net realized  and unrealized      .17                            .88                 3.21      4.61      3.33      4.23
gain (loss)

Total from  investment            .32                            .91                 3.26      4.74      3.52      4.49
operations

Less Distributions

From net investment income        (.03)                          (.03)               (.07)     (.15)     (.23)     (.25)

From net  realized gain           (2.75)                         (1.29)              (1.72)    (.59)     (.46)     (.28)

Total distributions               (2.78)                         (1.32)              (1.79)    (.74)     (.69)     (.53)

Net asset value, end of period   $ 25.33                        $ 27.79             $ 28.20   $ 26.73   $ 22.73   $ 19.90

TOTAL RETURN B, C                 1.25%                          3.33%               13.06%    21.52%    18.22%    28.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 744                          $ 893               $ 878     $ 682     $ 500     $ 270
(in millions)

Ratio of expenses to average      1.75% A                        1.72%               1.74%     1.74% E   1.81%     1.85%
net assets

Ratio of expenses to average      1.71% A, F                     1.69% F             1.72% F   1.73% F   1.79% F   1.84% F
net assets  after expense
reductions

Ratio of net investment           1.27% A                        .10%                .19%      .53%      .92%      1.41%
income  to average  net
assets

Portfolio turnover                89% A                          113%                59%       55%       78%       80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.81                        $ 28.23                   $ 26.84   $ 26.65
period

Income from Investment
Operations

Net investment income D           .15                            .02                       .02       .02

Net realized and  unrealized      .17                            .89                       3.21      .17
gain (loss)

Total from investment             .32                            .91                       3.23      .19
operations

Less Distributions

From net investment income        (.03)                          (.04)                     (.12)     -

From net realized gain            (2.75)                         (1.29)                    (1.72)    -

Total distributions               (2.78)                         (1.33)                    (1.84)    -

Net asset value, end of period   $ 25.35                        $ 27.81                   $ 28.23   $ 26.84

TOTAL RETURN B, C                 1.24%                          3.32%                     12.90%    0.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 70                           $ 65                      $ 37      $ 1
millions)

Ratio of expenses to average      1.74% A                        1.73%                     1.84%     1.85% A, F
net assets

Ratio of expenses to average      1.71% A, G                     1.70% G                   1.82% G   1.81% A, G
net assets after expense
reductions

Ratio of net investment           1.27% A                        .09%                      .07%      1.24% A
income to average net assets

Portfolio turnover                89% A                          113%                      59%       55%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 28.19                        $ 28.59                 $ 27.07  $ 23.00  $ 20.09  $ 16.07
of period

Income from Investment
Operations

Net investment income             .29 D                          .32 D                   .34 D    .39 D    .42 D    .45

Net realized  and unrealized      .16                            .90                     3.24     4.68     3.37     4.28
gain (loss)

Total from  investment            .45                            1.22                    3.58     5.07     3.79     4.73
operations

Less Distributions

From net investment income        (.16)                          (.33)                   (.34)    (.41)    (.42)    (.43)

From net  realized gain           (2.75)                         (1.29)                  (1.72)   (.59)    (.46)    (.28)

Total distributions               (2.91)                         (1.62)                  (2.06)   (1.00)   (.88)    (.71)

Net asset value, end of period   $ 25.73                        $ 28.19                 $ 28.59  $ 27.07  $ 23.00  $ 20.09

TOTAL RETURN B, C                 1.76%                          4.40%                   14.23%   22.87%   19.54%   30.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 484                          $ 458                   $ 493    $ 464    $ 344    $ 297
(in millions)

Ratio of expenses to average      .68% A                         .69%                    .68%     .69%     .71%     .74%
net assets

Ratio of expenses to average      .65% A, E                      .66% E                  .67% E   .67% E   .70% E   .73% E
net assets  after expense
reductions

Ratio of net investment           2.33% A                        1.13%                   1.25%    1.60%    2.02%    2.52%
income  to average  net
assets

Portfolio turnover                89% A                          113%                    59%      55%      78%      80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Income Fund(the fund) is a fund of Fidelity Advisor Series I(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,532,076,000 and $2,125,039,000, respectively, of which U.S. government and government agency obligations aggregated
$8,388,000 and $5,500,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $224,991,000 and $180,980,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 146,000    $ 0

CLASS T    5,559,000    45,000

CLASS B    3,971,000    2,983,000

CLASS C    321,000      150,000

          $ 9,997,000  $ 3,178,000


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 244,000    $ 95,000

CLASS T    282,000      81,000

CLASS B    1,188,000    1,188,000 *

CLASS C    19,000       19,000 *

          $ 1,733,000  $ 1,383,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 136,000    .23 *

CLASS T                 2,185,000   .20 *

CLASS B                 905,000     .23 *

CLASS C                 72,000      .23 *

INSTITUTIONAL CLASS     399,000     .17 *

                       $ 3,697,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $115,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $207,000. The fund received cash collateral of $210,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $664,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 2,000

CLASS B    2,000

          $ 4,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                            2000                      1999

FROM NET INVESTMENT INCOME

Class A                     $ 544,000                 $ 811,000

Class T                      7,853,000                 16,902,000

Class B                      943,000                   963,000

Class C                      72,000                    72,000

Institutional Class          2,819,000                 5,627,000

Total                       $ 12,231,000              $ 24,375,000

FROM NET REALIZED GAIN

Class A                     $ 11,859,000              $ 3,101,000

Class T                      242,070,000               120,155,000

Class B                      87,366,000                40,402,000

Class C                      6,416,000                 1,765,000

Institutional Class          44,412,000                22,283,000

Total                       $ 392,123,000             $ 187,706,000

                            $ 404,354,000             $ 212,081,000

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              1,618                     2,776                   $ 40,403

Reinvestment of distributions    480                       137                      11,984

Shares redeemed                  (1,646)                   (898)                    (41,098)

Net increase (decrease)          452                       2,015                   $ 11,289

CLASS T Shares sold              10,885                    21,844                  $ 272,873

Reinvestment of distributions    9,444                     4,734                    238,388

Shares redeemed                  (27,547)                  (30,306)                 (685,772)

Net increase (decrease)          (7,218)                   (3,728)                 $ (174,511)

CLASS B Shares sold              2,046                     6,290                   $ 51,186

Reinvestment of distributions    3,127                     1,326                    78,578

Shares redeemed                  (7,931)                   (6,588)                  (195,519)

Net increase (decrease)          (2,758)                   1,028                   $ (65,755)

CLASS C Shares sold              996                       1,541                   $ 25,005

Reinvestment of distributions    217                       59                       5,449

Shares redeemed                  (805)                     (576)                    (19,704)

Net increase (decrease)          408                       1,024                   $ 10,750

INSTITUTIONAL CLASS Shares       5,148                     3,228                   $ 125,096
sold

Reinvestment of distributions    1,599                     887                      40,671

Shares redeemed                  (4,196)                   (5,122)                  (105,518)

Net increase (decrease)          2,551                     (1,007)                 $ 60,249



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 79,105

Reinvestment of distributions    3,752

Shares redeemed                  (25,235)

Net increase (decrease)         $ 57,622

CLASS T Shares sold             $ 622,299

Reinvestment of distributions    130,656

Shares redeemed                  (860,850)

Net increase (decrease)         $ (107,895)

CLASS B Shares sold             $ 178,412

Reinvestment of distributions    36,300

Shares redeemed                  (185,915)

Net increase (decrease)         $ 28,797

CLASS C Shares sold             $ 43,796

Reinvestment of distributions    1,620

Shares redeemed                  (16,333)

Net increase (decrease)         $ 29,083

INSTITUTIONAL CLASS Shares      $ 94,842
sold

Reinvestment of distributions    24,727

Shares redeemed                  (145,658)

Net increase (decrease)         $ (26,089)


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS              PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

UNOVA, Inc.                       $ -                $ -             $ -                  $ 44,200





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
C. Robert Chow, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

EPII-SANN-0700  106129
1.704676.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)


FIDELITY(REGISTERED TRADEMARK) ADVISOR
GROWTH OPPORTUNITIES
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The managers' review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    16  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           17  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -7.69%         -8.34%       104.82%       351.60%
OPPORTUNITIES - CL A

FIDELITY ADV GROWTH           -12.99%        -13.61%      93.04%        325.64%
OPPORTUNITIES - CL A  (INCL.
5.75% SALES CHARGE)

S&P 500                       2.90%          10.48%       190.44%       398.93%

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -8.34%       15.42%        16.27%
OPPORTUNITIES - CL A

FIDELITY ADV GROWTH           -13.61%      14.06%        15.59%
OPPORTUNITIES - CL A  (INCL.
5.75% SALES CHARGE)

S&P 500                       10.48%       23.77%        17.43%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Growth Opp -CL A         S&P 500
             00248                       SP001
  1990/05/31       9425.00                    10000.00
  1990/06/30       9476.69                     9932.00
  1990/07/31       9132.08                     9900.22
  1990/08/31       8126.98                     9005.24
  1990/09/30       7495.20                     8566.68
  1990/10/31       7460.74                     8529.85
  1990/11/30       8253.34                     9080.87
  1990/12/31       8783.98                     9334.23
  1991/01/31       9835.50                     9741.20
  1991/02/28      10718.55                    10437.70
  1991/03/31      11014.83                    10690.29
  1991/04/30      11241.40                    10715.95
  1991/05/31      11857.21                    11178.88
  1991/06/30      11020.64                    10666.88
  1991/07/31      11793.31                    11163.96
  1991/08/31      12252.26                    11428.55
  1991/09/30      11973.40                    11237.69
  1991/10/31      11955.97                    11388.28
  1991/11/30      11247.21                    10929.33
  1991/12/31      12533.06                    12179.64
  1992/01/31      12894.40                    11953.10
  1992/02/29      13477.63                    12108.49
  1992/03/31      13027.53                    11872.38
  1992/04/30      13382.54                    12221.42
  1992/05/31      13572.72                    12281.31
  1992/06/30      13262.09                    12098.32
  1992/07/31      13718.53                    12593.14
  1992/08/31      13338.16                    12334.98
  1992/09/30      13376.20                    12480.53
  1992/10/31      13401.56                    12524.21
  1992/11/30      14048.18                    12951.29
  1992/12/31      14416.28                    13110.59
  1993/01/31      14855.80                    13220.72
  1993/02/28      14896.37                    13400.52
  1993/03/31      15450.85                    13683.27
  1993/04/30      15477.89                    13352.14
  1993/05/31      15910.65                    13709.97
  1993/06/30      15971.51                    13749.73
  1993/07/31      16079.70                    13694.73
  1993/08/31      16573.31                    14213.77
  1993/09/30      16634.17                    14104.32
  1993/10/31      17168.36                    14396.28
  1993/11/30      17087.22                    14259.51
  1993/12/31      17612.85                    14432.05
  1994/01/31      18587.45                    14922.74
  1994/02/28      18306.99                    14518.34
  1994/03/31      17528.71                    13885.34
  1994/04/30      17991.47                    14063.07
  1994/05/31      18089.63                    14293.70
  1994/06/30      17598.83                    13943.51
  1994/07/31      18096.64                    14400.86
  1994/08/31      18860.89                    14991.29
  1994/09/30      18292.96                    14624.00
  1994/10/31      18664.57                    14953.04
  1994/11/30      18068.60                    14408.45
  1994/12/31      18116.04                    14622.13
  1995/01/31      18257.10                    15001.28
  1995/02/28      18813.95                    15585.88
  1995/03/31      19296.55                    16045.82
  1995/04/30      19949.91                    16518.37
  1995/05/31      20781.47                    17178.61
  1995/06/30      21486.81                    17577.67
  1995/07/31      22199.57                    18160.55
  1995/08/31      22355.48                    18206.13
  1995/09/30      22778.69                    18974.43
  1995/10/31      22934.60                    18906.69
  1995/11/30      23491.45                    19736.69
  1995/12/31      24101.13                    20116.82
  1996/01/31      24481.99                    20801.60
  1996/02/29      24413.44                    20994.43
  1996/03/31      24375.35                    21196.61
  1996/04/30      24779.07                    21509.04
  1996/05/31      25281.81                    22063.76
  1996/06/30      25418.92                    22147.83
  1996/07/31      24702.89                    21169.33
  1996/08/31      24900.94                    21615.80
  1996/09/30      26074.01                    22832.33
  1996/10/31      26957.61                    23462.05
  1996/11/30      29075.22                    25235.54
  1996/12/31      28365.20                    24735.63
  1997/01/31      29770.94                    26281.11
  1997/02/28      30021.38                    26487.15
  1997/03/31      28534.86                    25398.80
  1997/04/30      29827.49                    26915.11
  1997/05/31      31669.49                    28553.70
  1997/06/30      32663.20                    29832.90
  1997/07/31      35078.81                    32206.71
  1997/08/31      33794.25                    30402.49
  1997/09/30      35135.36                    32067.63
  1997/10/31      34392.10                    30996.57
  1997/11/30      35563.54                    32431.40
  1997/12/31      36513.37                    32988.25
  1998/01/31      36590.85                    33353.10
  1998/02/28      39003.53                    35758.53
  1998/03/31      40214.23                    37589.72
  1998/04/30      40214.23                    37967.87
  1998/05/31      39839.69                    37315.21
  1998/06/30      40728.12                    38830.95
  1998/07/31      40762.96                    38417.40
  1998/08/31      35528.23                    32863.01
  1998/09/30      37627.35                    34968.22
  1998/10/31      40336.17                    37812.53
  1998/11/30      42966.60                    40104.35
  1998/12/31      45352.09                    42415.16
  1999/01/31      45797.89                    44188.96
  1999/02/28      43766.27                    42815.57
  1999/03/31      44850.41                    44528.62
  1999/04/30      46681.59                    46253.21
  1999/05/31      46435.61                    45161.18
  1999/06/30      48394.35                    47667.62
  1999/07/31      47237.33                    46179.44
  1999/08/31      46062.09                    45950.85
  1999/09/30      44449.55                    44691.34
  1999/10/31      46098.53                    47519.41
  1999/11/30      46107.64                    48485.47
  1999/12/31      47204.45                    51341.27
  2000/01/31      44100.63                    48761.88
  2000/02/29      44336.30                    47838.82
  2000/03/31      46949.14                    52518.89
  2000/04/30      45033.05                    50938.60
  2000/05/31      42563.66                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 131926 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on May 31, 1990, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $42,564 - a 325.64% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,893 - a 398.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37%, 4.15%, 137.49%, AND 300.94%, RESPECTIVELY; THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 4.15%, 18.74%, AND 14.77%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, 15.76%, 175.88% AND 358.00%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 15.76%, 22.14%, AND 16.19%, RESPECTIVELY.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -7.78%         -8.51%       103.70%       349.14%
OPPORTUNITIES - CL T

FIDELITY ADV GROWTH           -11.00%        -11.71%      96.57%        333.42%
OPPORTUNITIES - CL T  (INCL.
3.50% SALES CHARGE)

S&P 500                       2.90%          10.48%       190.44%       398.93%

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -8.51%       15.29%        16.21%
OPPORTUNITIES - CL T

FIDELITY ADV GROWTH           -11.71%      14.47%        15.80%
OPPORTUNITIES - CL T  (INCL.
3.50% SALES CHARGE)

S&P 500                       10.48%       23.77%        17.43%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Growth Opp -CL T         S&P 500
             00168                       SP001
  1990/05/31       9650.00                    10000.00
  1990/06/30       9702.93                     9932.00
  1990/07/31       9350.09                     9900.22
  1990/08/31       8320.99                     9005.24
  1990/09/30       7674.13                     8566.68
  1990/10/31       7638.85                     8529.85
  1990/11/30       8450.37                     9080.87
  1990/12/31       8993.68                     9334.23
  1991/01/31      10070.30                     9741.20
  1991/02/28      10974.43                    10437.70
  1991/03/31      11277.79                    10690.29
  1991/04/30      11509.77                    10715.95
  1991/05/31      12140.27                    11178.88
  1991/06/30      11283.73                    10666.88
  1991/07/31      12074.84                    11163.96
  1991/08/31      12544.75                    11428.55
  1991/09/30      12259.24                    11237.69
  1991/10/31      12241.39                    11388.28
  1991/11/30      11515.71                    10929.33
  1991/12/31      12832.25                    12179.64
  1992/01/31      13202.23                    11953.10
  1992/02/29      13799.38                    12108.49
  1992/03/31      13338.53                    11872.38
  1992/04/30      13702.02                    12221.42
  1992/05/31      13896.74                    12281.31
  1992/06/30      13578.69                    12098.32
  1992/07/31      14046.03                    12593.14
  1992/08/31      13656.58                    12334.98
  1992/09/30      13695.53                    12480.53
  1992/10/31      13721.49                    12524.21
  1992/11/30      14383.55                    12951.29
  1992/12/31      14760.44                    13110.59
  1993/01/31      15210.45                    13220.72
  1993/02/28      15251.99                    13400.52
  1993/03/31      15819.70                    13683.27
  1993/04/30      15847.39                    13352.14
  1993/05/31      16290.48                    13709.97
  1993/06/30      16352.79                    13749.73
  1993/07/31      16463.56                    13694.73
  1993/08/31      16968.96                    14213.77
  1993/09/30      17031.27                    14104.32
  1993/10/31      17578.21                    14396.28
  1993/11/30      17495.13                    14259.51
  1993/12/31      18033.32                    14432.05
  1994/01/31      19031.18                    14922.74
  1994/02/28      18744.02                    14518.34
  1994/03/31      17947.17                    13885.34
  1994/04/30      18420.97                    14063.07
  1994/05/31      18521.48                    14293.70
  1994/06/30      18018.96                    13943.51
  1994/07/31      18528.66                    14400.86
  1994/08/31      19311.15                    14991.29
  1994/09/30      18729.67                    14624.00
  1994/10/31      19110.15                    14953.04
  1994/11/30      18499.94                    14408.45
  1994/12/31      18548.51                    14622.13
  1995/01/31      18692.95                    15001.28
  1995/02/28      19263.09                    15585.88
  1995/03/31      19757.21                    16045.82
  1995/04/30      20426.17                    16518.37
  1995/05/31      21277.58                    17178.61
  1995/06/30      21999.75                    17577.67
  1995/07/31      22729.53                    18160.55
  1995/08/31      22889.17                    18206.13
  1995/09/30      23322.48                    18974.43
  1995/10/31      23482.11                    18906.69
  1995/11/30      24052.25                    19736.69
  1995/12/31      24676.49                    20116.82
  1996/01/31      25066.44                    20801.60
  1996/02/29      24996.25                    20994.43
  1996/03/31      24957.26                    21196.61
  1996/04/30      25370.61                    21509.04
  1996/05/31      25885.35                    22063.76
  1996/06/30      26025.74                    22147.83
  1996/07/31      25292.62                    21169.33
  1996/08/31      25495.40                    21615.80
  1996/09/30      26696.46                    22832.33
  1996/10/31      27616.76                    23462.05
  1996/11/30      29784.92                    25235.54
  1996/12/31      29051.94                    24735.63
  1997/01/31      30483.96                    26281.11
  1997/02/28      30739.09                    26487.15
  1997/03/31      29216.54                    25398.80
  1997/04/30      30533.34                    26915.11
  1997/05/31      32418.01                    28553.70
  1997/06/30      33430.30                    29832.90
  1997/07/31      35907.53                    32206.71
  1997/08/31      34590.73                    30402.49
  1997/09/30      35956.91                    32067.63
  1997/10/31      35191.52                    30996.57
  1997/11/30      36376.64                    32431.40
  1997/12/31      37349.29                    32988.25
  1998/01/31      37419.07                    33353.10
  1998/02/28      39885.97                    35758.53
  1998/03/31      41123.84                    37589.72
  1998/04/30      41115.00                    37967.87
  1998/05/31      40725.95                    37315.21
  1998/06/30      41627.83                    38830.95
  1998/07/31      41654.36                    38417.40
  1998/08/31      36296.14                    32863.01
  1998/09/30      38435.89                    34968.22
  1998/10/31      41203.42                    37812.53
  1998/11/30      43882.52                    40104.35
  1998/12/31      46305.99                    42415.16
  1999/01/31      46766.49                    44188.96
  1999/02/28      44673.02                    42815.57
  1999/03/31      45770.48                    44528.62
  1999/04/30      47642.61                    46253.21
  1999/05/31      47375.16                    45161.18
  1999/06/30      49367.19                    47667.62
  1999/07/31      48177.51                    46179.44
  1999/08/31      46969.38                    45950.85
  1999/09/30      45318.58                    44691.34
  1999/10/31      46997.05                    47519.41
  1999/11/30      46997.05                    48485.47
  1999/12/31      48103.37                    51341.27
  2000/01/31      44943.41                    48761.88
  2000/02/29      45170.66                    47838.82
  2000/03/31      47825.32                    52518.89
  2000/04/30      45862.73                    50938.60
  2000/05/31      43342.34                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 135754 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on May 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $43,342 - a 333.42% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,893 - a 398.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37%, 4.15%, 137.49%, AND 300.94%, RESPECTIVELY; THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 4.15%, 18.74%, AND 14.77%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, 15.76%, 175.88% AND 358.00%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 15.76%, 22.14%, AND 16.19%, RESPECTIVELY.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -8.02%         -9.02%       100.06%       341.13%
OPPORTUNITIES - CL B

FIDELITY ADV GROWTH           -12.14%        -13.09%      98.06%        341.13%
OPPORTUNITIES - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       2.90%          10.48%       190.44%       398.93%

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -9.02%       14.88%        16.00%
OPPORTUNITIES - CL B

FIDELITY ADV GROWTH           -13.09%      14.65%        16.00%
OPPORTUNITIES - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       10.48%       23.77%        17.43%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Growth Opp -CL B         S&P 500
             00278                       SP001
  1990/05/31      10000.00                    10000.00
  1990/06/30      10054.84                     9932.00
  1990/07/31       9689.21                     9900.22
  1990/08/31       8622.79                     9005.24
  1990/09/30       7952.47                     8566.68
  1990/10/31       7915.90                     8529.85
  1990/11/30       8756.86                     9080.87
  1990/12/31       9319.87                     9334.23
  1991/01/31      10435.55                     9741.20
  1991/02/28      11372.46                    10437.70
  1991/03/31      11686.82                    10690.29
  1991/04/30      11927.22                    10715.95
  1991/05/31      12580.60                    11178.88
  1991/06/30      11692.99                    10666.88
  1991/07/31      12512.79                    11163.96
  1991/08/31      12999.74                    11428.55
  1991/09/30      12703.87                    11237.69
  1991/10/31      12685.38                    11388.28
  1991/11/30      11933.38                    10929.33
  1991/12/31      13297.67                    12179.64
  1992/01/31      13681.07                    11953.10
  1992/02/29      14299.88                    12108.49
  1992/03/31      13822.32                    11872.38
  1992/04/30      14198.98                    12221.42
  1992/05/31      14400.77                    12281.31
  1992/06/30      14071.18                    12098.32
  1992/07/31      14555.47                    12593.14
  1992/08/31      14151.90                    12334.98
  1992/09/30      14192.26                    12480.53
  1992/10/31      14219.16                    12524.21
  1992/11/30      14905.23                    12951.29
  1992/12/31      15295.79                    13110.59
  1993/01/31      15762.12                    13220.72
  1993/02/28      15805.17                    13400.52
  1993/03/31      16393.47                    13683.27
  1993/04/30      16422.17                    13352.14
  1993/05/31      16881.33                    13709.97
  1993/06/30      16945.90                    13749.73
  1993/07/31      17060.69                    13694.73
  1993/08/31      17584.42                    14213.77
  1993/09/30      17648.99                    14104.32
  1993/10/31      18215.76                    14396.28
  1993/11/30      18129.67                    14259.51
  1993/12/31      18687.37                    14432.05
  1994/01/31      19721.43                    14922.74
  1994/02/28      19423.86                    14518.34
  1994/03/31      18598.10                    13885.34
  1994/04/30      19089.09                    14063.07
  1994/05/31      19193.24                    14293.70
  1994/06/30      18672.49                    13943.51
  1994/07/31      19200.68                    14400.86
  1994/08/31      20011.56                    14991.29
  1994/09/30      19408.98                    14624.00
  1994/10/31      19803.26                    14953.04
  1994/11/30      19170.92                    14408.45
  1994/12/31      19221.26                    14622.13
  1995/01/31      19370.93                    15001.28
  1995/02/28      19961.75                    15585.88
  1995/03/31      20473.79                    16045.82
  1995/04/30      21167.02                    16518.37
  1995/05/31      22049.30                    17178.61
  1995/06/30      22797.67                    17577.67
  1995/07/31      23553.92                    18160.55
  1995/08/31      23719.35                    18206.13
  1995/09/30      24168.37                    18974.43
  1995/10/31      24333.80                    18906.69
  1995/11/30      24924.61                    19736.69
  1995/12/31      25571.49                    20116.82
  1996/01/31      25975.59                    20801.60
  1996/02/29      25902.85                    20994.43
  1996/03/31      25862.44                    21196.61
  1996/04/30      26290.79                    21509.04
  1996/05/31      26824.20                    22063.76
  1996/06/30      26969.68                    22147.83
  1996/07/31      26209.97                    21169.33
  1996/08/31      26420.10                    21615.80
  1996/09/30      27664.73                    22832.33
  1996/10/31      28618.41                    23462.05
  1996/11/30      30865.21                    25235.54
  1996/12/31      30105.63                    24735.63
  1997/01/31      31589.59                    26281.11
  1997/02/28      31853.98                    26487.15
  1997/03/31      30276.20                    25398.80
  1997/04/30      31623.71                    26915.11
  1997/05/31      33559.68                    28553.70
  1997/06/30      34583.10                    29832.90
  1997/07/31      37133.12                    32206.71
  1997/08/31      35751.51                    30402.49
  1997/09/30      37141.65                    32067.63
  1997/10/31      36331.44                    30996.57
  1997/11/30      37542.49                    32431.40
  1997/12/31      38524.15                    32988.25
  1998/01/31      38578.16                    33353.10
  1998/02/28      41099.31                    35758.53
  1998/03/31      42355.30                    37589.72
  1998/04/30      42327.80                    37967.87
  1998/05/31      41915.25                    37315.21
  1998/06/30      42822.86                    38830.95
  1998/07/31      42832.03                    38417.40
  1998/08/31      37303.84                    32863.01
  1998/09/30      39476.61                    34968.22
  1998/10/31      42300.30                    37812.53
  1998/11/30      45032.30                    40104.35
  1998/12/31      47502.16                    42415.16
  1999/01/31      47940.56                    44188.96
  1999/02/28      45783.57                    42815.57
  1999/03/31      46881.15                    44528.62
  1999/04/30      48780.45                    46253.21
  1999/05/31      48484.58                    45161.18
  1999/06/30      50498.40                    47667.62
  1999/07/31      49257.66                    46179.44
  1999/08/31      47997.82                    45950.85
  1999/09/30      46289.41                    44691.34
  1999/10/31      47978.73                    47519.41
  1999/11/30      47959.64                    48485.47
  1999/12/31      49070.13                    51341.27
  2000/01/31      45818.80                    48761.88
  2000/02/29      46032.06                    47838.82
  2000/03/31      48708.47                    52518.89
  2000/04/30      46693.17                    50938.60
  2000/05/31      44112.73                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 140122 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $44,113 - a 341.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,893 - a 398.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37%, 4.15%, 137.49%, AND 300.94%, RESPECTIVELY; THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 4.15%, 18.74%, AND 14.77%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, 15.76%, 175.88% AND 358.00%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 15.76%, 22.14%, AND 16.19%, RESPECTIVELY.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1% 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -8.03%         -9.00%       100.07%       341.15%
OPPORTUNITIES - CL C

FIDELITY ADV GROWTH           -8.85%         -9.81%       100.07%       341.15%
OPPORTUNITIES - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       2.90%          10.48%       190.44%       398.93%

Growth Funds Average          7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           -9.00%       14.88%        16.00%
OPPORTUNITIES - CL C

FIDELITY ADV GROWTH           -9.81%       14.88%        16.00%
OPPORTUNITIES - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       10.48%       23.77%        17.43%

Growth Funds Average          20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Growth Opp -CL C         S&P 500
             00482                       SP001
  1990/05/31      10000.00                    10000.00
  1990/06/30      10054.84                     9932.00
  1990/07/31       9689.21                     9900.22
  1990/08/31       8622.79                     9005.24
  1990/09/30       7952.47                     8566.68
  1990/10/31       7915.90                     8529.85
  1990/11/30       8756.86                     9080.87
  1990/12/31       9319.87                     9334.23
  1991/01/31      10435.55                     9741.20
  1991/02/28      11372.46                    10437.70
  1991/03/31      11686.82                    10690.29
  1991/04/30      11927.22                    10715.95
  1991/05/31      12580.60                    11178.88
  1991/06/30      11692.99                    10666.88
  1991/07/31      12512.79                    11163.96
  1991/08/31      12999.74                    11428.55
  1991/09/30      12703.87                    11237.69
  1991/10/31      12685.38                    11388.28
  1991/11/30      11933.38                    10929.33
  1991/12/31      13297.67                    12179.64
  1992/01/31      13681.07                    11953.10
  1992/02/29      14299.88                    12108.49
  1992/03/31      13822.32                    11872.38
  1992/04/30      14198.98                    12221.42
  1992/05/31      14400.77                    12281.31
  1992/06/30      14071.18                    12098.32
  1992/07/31      14555.47                    12593.14
  1992/08/31      14151.90                    12334.98
  1992/09/30      14192.26                    12480.53
  1992/10/31      14219.16                    12524.21
  1992/11/30      14905.23                    12951.29
  1992/12/31      15295.79                    13110.59
  1993/01/31      15762.12                    13220.72
  1993/02/28      15805.17                    13400.52
  1993/03/31      16393.47                    13683.27
  1993/04/30      16422.17                    13352.14
  1993/05/31      16881.33                    13709.97
  1993/06/30      16945.90                    13749.73
  1993/07/31      17060.69                    13694.73
  1993/08/31      17584.42                    14213.77
  1993/09/30      17648.99                    14104.32
  1993/10/31      18215.76                    14396.28
  1993/11/30      18129.67                    14259.51
  1993/12/31      18687.37                    14432.05
  1994/01/31      19721.43                    14922.74
  1994/02/28      19423.86                    14518.34
  1994/03/31      18598.10                    13885.34
  1994/04/30      19089.09                    14063.07
  1994/05/31      19193.24                    14293.70
  1994/06/30      18672.49                    13943.51
  1994/07/31      19200.68                    14400.86
  1994/08/31      20011.56                    14991.29
  1994/09/30      19408.98                    14624.00
  1994/10/31      19803.26                    14953.04
  1994/11/30      19170.92                    14408.45
  1994/12/31      19221.26                    14622.13
  1995/01/31      19370.93                    15001.28
  1995/02/28      19961.75                    15585.88
  1995/03/31      20473.79                    16045.82
  1995/04/30      21167.02                    16518.37
  1995/05/31      22049.30                    17178.61
  1995/06/30      22797.67                    17577.67
  1995/07/31      23553.92                    18160.55
  1995/08/31      23719.35                    18206.13
  1995/09/30      24168.37                    18974.43
  1995/10/31      24333.80                    18906.69
  1995/11/30      24924.61                    19736.69
  1995/12/31      25571.49                    20116.82
  1996/01/31      25975.59                    20801.60
  1996/02/29      25902.85                    20994.43
  1996/03/31      25862.44                    21196.61
  1996/04/30      26290.79                    21509.04
  1996/05/31      26824.20                    22063.76
  1996/06/30      26969.68                    22147.83
  1996/07/31      26209.97                    21169.33
  1996/08/31      26420.10                    21615.80
  1996/09/30      27664.73                    22832.33
  1996/10/31      28618.41                    23462.05
  1996/11/30      30865.21                    25235.54
  1996/12/31      30105.63                    24735.63
  1997/01/31      31589.59                    26281.11
  1997/02/28      31853.98                    26487.15
  1997/03/31      30276.20                    25398.80
  1997/04/30      31623.71                    26915.11
  1997/05/31      33559.68                    28553.70
  1997/06/30      34583.10                    29832.90
  1997/07/31      37133.12                    32206.71
  1997/08/31      35751.51                    30402.49
  1997/09/30      37141.65                    32067.63
  1997/10/31      36331.44                    30996.57
  1997/11/30      37557.73                    32431.40
  1997/12/31      38535.91                    32988.25
  1998/01/31      38589.74                    33353.10
  1998/02/28      41109.44                    35758.53
  1998/03/31      42360.16                    37589.72
  1998/04/30      42332.77                    37967.87
  1998/05/31      41912.82                    37315.21
  1998/06/30      42825.76                    38830.95
  1998/07/31      42825.76                    38417.40
  1998/08/31      37302.50                    32863.01
  1998/09/30      39484.42                    34968.22
  1998/10/31      42305.39                    37812.53
  1998/11/30      45035.06                    40104.35
  1998/12/31      47498.63                    42415.16
  1999/01/31      47935.86                    44188.96
  1999/02/28      45775.13                    42815.57
  1999/03/31      46879.29                    44528.62
  1999/04/30      48773.50                    46253.21
  1999/05/31      48478.42                    45161.18
  1999/06/30      50496.37                    47667.62
  1999/07/31      49258.95                    46179.44
  1999/08/31      48002.49                    45950.85
  1999/09/30      46289.14                    44691.34
  1999/10/31      47983.45                    47519.41
  1999/11/30      47964.42                    48485.47
  1999/12/31      49073.80                    51341.27
  2000/01/31      45828.58                    48761.88
  2000/02/29      46041.44                    47838.82
  2000/03/31      48712.82                    52518.89
  2000/04/30      46701.30                    50938.60
  2000/05/31      44115.06                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 141340 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $44,115 - a 341.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,893 - a 398.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37%, 4.15%, 137.49%, AND 300.94%, RESPECTIVELY; THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 4.15%, 18.74%, AND 14.77%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, 15.76%, 175.88% AND 358.00%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 15.76%, 22.14%, AND 16.19%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Bettina Doulton)

NOTE TO SHAREHOLDERS: Bettina Doulton became Portfolio Manager of
Fidelity Advisor Growth Opportunities Fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS, BETTINA?

A. During the six-month period ending May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -7.69%, -7.78%, -8.02% and -8.03%, respectively. During the same period, the Standard & Poor's 500 Index returned 2.90%, while the growth funds average tracked by Lipper Inc. was up 7.32%. For the 12-month period ending May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -8.34%, -8.51%, -9.02% and -9.00%, respectively. Meanwhile, the S&P 500 index gained 10.48%, while the growth funds average returned 20.08%.

Q. WHAT ACCOUNTED FOR THE FUND'S SUBPAR PERFORMANCE RELATIVE TO ITS PEERS AND THE STANDARD & POOR'S 500 INDEX DURING THE PAST SIX MONTHS?

A. In the first half of the period, the fund was considerably underweighted in the technology and telecommunication stocks that drove equity markets to record-setting performance. The fund's lack of exposure to these sectors relative to the index and peer group was a big detractor from performance. After taking over the fund in February, I repositioned it to be more in line with expectations - with more of a growth emphasis than a value proposition - and increased the tech position to approximately 42% of net assets at the end of the period, compared to about 13% six months ago.

Q. HOW DID THAT STRATEGY PLAY OUT?

A. Unfortunately, on a short-term basis, the repositioning seemed poorly timed. Fund performance was negatively affected by the massive rotation away from technology that began in the middle of March and persisted through the end of the period. To illustrate how far the sector fell, the NASDAQ Composite Index, which is seen by many as the benchmark for technology and telecommunications stocks, fell from 5048 on March 10 to 3401 on the final day of the period. That's a 33% decline over a 10-week period. Several factors contributed to the tech sell-off, including negative investor sentiment about high valuations, fears of a slowdown in earnings growth given the Federal Reserve Board's actions to slow the economy, as well as liquidity.

Q. IN ADDITION TO BOOSTING ITS TECHNOLOGY WEIGHTING, WHAT OTHER
CHANGES DID YOU MAKE TO THE FUND SINCE TAKING OVER IN FEBRUARY?

A. In light of margin pressures and credit concerns in the finance sector, I reduced the aggregate financial services weighting to 13.8% of net assets compared to 21.1% six months ago. In addition, I shifted the asset allocation within the sector, reducing the fund's positions in regional banks and mortgage insurance companies, and adding more capital markets exposure, which was a plus. Two other moves also helped. I reduced the fund's holdings in consumer nondurables, largely due to the elimination of the Philip Morris position. I was less enamored with the fundamental prospects of the company than my predecessor. The fund's bond position also was eliminated during the period as I expect to focus largely on equity investments.

Q. FOREIGN INVESTMENTS ACCOUNTED FOR APPROXIMATELY 12% OF THE FUND'S NET ASSETS AT THE END OF THE PERIOD, NEARLY TWICE AS MUCH AS WAS HELD SIX MONTHS AGO . . .

A. The fund's international exposure is a combination of holdings in companies that are owned as interests in and trade with their respective global industry group regardless of where they are domiciled, and companies that are owned as plays on their respective fundamental prospects and trade with their local markets. The bulk of the fund's international weighting is in the former group. I would include Nokia, Ericsson, Schlumberger and British Petroleum in this group. The latter group - a much smaller portion of aggregate fund assets - includes China Telecom, Nomura and Telefonica. In each case, fundamental research is the cornerstone for these investments.

Q. WHICH STOCKS WERE AMONG THE STRONGEST CONTRIBUTORS TO ABSOLUTE
PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. Despite the travails that the technology sector recently endured, six of the fund's 10 best-performing stocks came from that area. Some of these are very familiar names: Micron Technology, Intel, SCI Systems, Analog Devices, Nokia and Adobe Systems. All benefited from the growth prospects surrounding the rapid acceleration and penetration of Internet- and wireless-related communications. General Electric, the fund's largest holding at the end of the period, also was one of its largest contributors. GE experienced an acceleration in revenue and profit growth due to market share gains, acquisitions and strong global economies. Profitability continued to improve, driven by multiple initiatives including 6-sigma (reducing the costs related to defects in operating processes), globalization and "e-enabling" of operating processes. Eli Lilly was a top performer as well, benefiting from investor appreciation of its strong product pipeline and increased confidence in the company's earnings growth potential.

Q. WHICH STOCKS DID NOT PERFORM AS WELL AS YOU EXPECTED?

A. Although I reduced these positions dramatically since taking over the fund, Fannie Mae and Freddie Mac significantly detracted from performance during the period. Several factors caused the underperformance of these two stocks, including the Fed's recent string of interest-rate hikes and increased political bantering about capital ratios and funding requirements. Two other disappointments were retailers Home Depot and Wal-Mart. Despite continuing to deliver strong results, these stocks came under pressure as investors grew increasingly concerned that results would come under pressure due to slowing consumer spending caused by interest-rate increases.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT FEW MONTHS, BETTINA?

A. It comes down to a question of whether you believe the technology sector's recent struggle is a short-term rotation or a permanent change in leadership. I believe that what we've seen is just a violent short-term rotation similar to what we experienced at this time last year. On a medium-term basis, I expect the companies that are the enablers of our networked, communications economy - i.e., the companies that provide servers, data storage, fiber optics, etc. - are going to lead, because we still appear to be in the early stages of the "e-economy" build-out. As the economy slows at the hands of interest-rate hikes, companies with good unit growth stories - technology being a good example - are expected to be relatively good performers versus companies more dependent on price increases for earnings growth. Longer term, the question that intrigues me is which non-technology companies will position themselves to be the beneficiaries of the e-economy. The defining characteristic between the winners and the losers here will be the ability to use the Internet as a productivity enhancement and to gain market share by serving their customers better.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide capital
growth by investing primarily
in common stocks

START DATE: November 18,
1987

SIZE: as of May 31, 2000,
more than $20.9 billion

MANAGER: Bettina Doulton,
since February 2000; joined
Fidelity in 1986

BETTINA DOULTON ON
INTRADAY MARKET VOLATILITY:

"Market volatility has risen
dramatically over the past five
years. Here's an illustration: On a
closing price basis for the S&P 500
in 1995, only 5% of that year's
trading days had greater than 1%
volatility at the close, meaning the
S&P closed at least 1% higher or
lower than the previous day.
Through May 22 of this year, 47% of
the trading days closed up or down
greater than 1%. Intraday
fluctuations - price swings within
a given trading day - have risen
even more dramatically. In 1995,
only 17% of the trading days
experienced intraday fluctuation of
greater than 1%. So far in 2000,
intraday moves of greater than 1%
occurred in 94% of the trading
days.

"I believe there are several trends
contributing to this volatility. First
and foremost is uncertainty;
investors are uncertain about the
severity of the economic and
earnings slowdown, how long it will
persist and how much the market
has already discounted. Second,
there's been a dramatic change in
market participation over the past
few years, with more individuals
and more hedge funds, and a
decline in the average holding
periods for stocks and mutual
funds. Third, the speed of market
information dissemination via
sources such as the Internet and
CNBC has risen tremendously,
making the markets much more
reactionary. Given all of the
uncertainty, I believe volatility
of this nature will continue for
some time to come."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            4.0                     0.7

Cisco Systems, Inc.             3.8                     0.0

Fannie Mae                      2.9                     6.3

Intel Corp.                     2.7                     0.5

Texas Instruments, Inc.         2.5                     0.0

Eli Lilly & Co.                 2.4                     1.1

Nokia AB sponsored ADR          2.1                     0.0

Schering-Plough Corp.           2.1                     1.1

Exxon Mobil Corp.               2.1                     1.5

Wal-Mart Stores, Inc.           2.1                     1.5

                                26.7                    12.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      42.4                    12.9

Finance                         13.8                    21.1

Health                          9.5                     11.1

Energy                          7.2                     7.6

Utilities                       6.9                     5.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                        AS OF NOVEMBER 30, 1999 **

Stocks                          96.6%                       Stocks                                   88.2%

Short-Term Investments and                                  Bonds                                     7.3%
Net Other Assets                 3.4%

                                                            Short-Term Investments and
                                                            Net Other Assets                          4.5%

* FOREIGN INVESTMENTS           11.5%                       ** FOREIGN INVESTMENTS                    6.1%

Row: 1, Col: 1, Value: 96.59999999999999                    Row: 1, Col: 1, Value: 88.2
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                  Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                  Row: 1, Col: 4, Value: 7.3
Row: 1, Col: 5, Value: 0.0                                  Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                  Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.4                                  Row: 1, Col: 8, Value: 4.5







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 96.6%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.0%

Boeing Co.                        5,374,800                  $ 209,953

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Praxair, Inc.                     1,534,200                   64,436

DURABLES - 0.2%

CONSUMER DURABLES - 0.2%

Minnesota Mining &                561,700                     48,166
Manufacturing Co.

ENERGY - 7.2%

ENERGY SERVICES - 1.6%

Baker Hughes, Inc.                564,400                     20,460

Halliburton Co.                   4,058,300                   206,973

Schlumberger Ltd. (NY Shares)     1,557,100                   114,544

                                                              341,977

OIL & GAS - 5.6%

BP Amoco PLC sponsored ADR        3,211,756                   174,639

Chevron Corp.                     464,000                     42,891

Conoco, Inc. Class B              1,388,628                   39,576

Cooper Cameron Corp. (a)          1,552,700                   108,301

Exxon Mobil Corp.                 5,254,600                   437,774

Royal Dutch Petroleum Co. (NY     2,591,500                   161,807
Shares)

Tosco Corp.                       3,681,400                   112,743

TotalFinaElf SA:

Class B                           197,574                     31,192

sponsored ADR                     812,761                     64,157

                                                              1,173,080

TOTAL ENERGY                                                  1,515,057

FINANCE - 13.8%

BANKS - 1.4%

Bank of America Corp.             938,000                     52,118

Bank of Tokyo-Mitsubishi Ltd.     3,741,000                   46,858

Bank of Tokyo-Mitsubishi Ltd.     1,493,200                   18,852
ADR

Chase Manhattan Corp.             2,433,500                   181,752

                                                              299,580

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 3.3%

American Express Co.              7,681,700                  $ 413,371

Citigroup, Inc.                   4,232,600                   263,215

                                                              676,586

FEDERAL SPONSORED CREDIT - 4.9%

Fannie Mae                        9,999,942                   601,247

Freddie Mac                       9,641,700                   429,056

                                                              1,030,303

INSURANCE - 2.5%

Allmerica Financial Corp.         600,900                     34,664

American International Group,     3,001,352                   337,840
Inc.

CIGNA Corp.                       1,346,012                   119,543

The Chubb Corp.                   373,700                     26,159

                                                              518,206

SECURITIES INDUSTRY - 1.7%

Daiwa Securities Group, Inc.      1,087,000                   13,212

Morgan Stanley Dean Witter &      2,194,100                   157,838
Co.

Nomura Securities Co. Ltd.        8,022,000                   183,841

                                                              354,891

TOTAL FINANCE                                                 2,879,566

HEALTH - 9.5%

DRUGS & PHARMACEUTICALS - 8.7%

American Home Products Corp.      1,349,900                   72,726

Amgen, Inc. (a)                   1,539,600                   97,957

Bristol-Myers Squibb Co.          5,307,500                   292,244

Eli Lilly & Co.                   6,690,100                   509,284

Merck & Co., Inc.                 2,141,300                   159,795

Schering-Plough Corp.             9,098,300                   440,130

Warner-Lambert Co.                1,939,134                   236,817

                                                              1,808,953

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Abbott Laboratories               1,432,000                   58,265

Johnson & Johnson                 1,303,100                   116,627

                                                              174,892

TOTAL HEALTH                                                  1,983,845

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.7%

ELECTRICAL EQUIPMENT - 4.0%

General Electric Co.              15,819,900                 $ 832,516

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Deere & Co.                       2,491,800                   103,565

Ingersoll-Rand Co.                848,600                     38,664

                                                              142,229

TOTAL INDUSTRIAL MACHINERY &                                  974,745
EQUIPMENT

MEDIA & LEISURE - 4.6%

BROADCASTING - 1.9%

AT&T Corp. - Liberty Media        3,509,010                   155,493
Group Class A (a)

Charter Communications, Inc.      2,432,300                   29,644

Comcast Corp. Class A             1,213,800                   45,973
(special) (a)

Cox Communications, Inc.          1,105,485                   48,780
Class A (a)

Infinity Broadcasting Corp.       339,500                     10,737
Class A (a)

Time Warner, Inc.                 1,260,500                   99,501

                                                              390,128

ENTERTAINMENT - 2.0%

Fox Entertainment Group, Inc.     3,115,700                   81,398
Class A (a)

Viacom, Inc. Class B              4,305,171                   266,921
(non-vtg.) (a)

Walt Disney Co.                   1,895,000                   79,945

                                                              428,264

PUBLISHING - 0.1%

McGraw-Hill Companies, Inc.       234,100                     12,042

RESTAURANTS - 0.6%

McDonald's Corp.                  3,833,900                   137,302

TOTAL MEDIA & LEISURE                                         967,736

NONDURABLES - 0.5%

BEVERAGES - 0.1%

Seagram Co. Ltd.                  374,200                     17,504

HOUSEHOLD PRODUCTS - 0.4%

Clorox Co.                        574,700                     22,772

Procter & Gamble Co.              942,700                     62,690

                                                              85,462

TOTAL NONDURABLES                                             102,966

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 5.4%

GENERAL MERCHANDISE STORES -
2.8%

Kohls Corp. (a)                   793,600                    $ 41,069

Target Corp.                      1,774,700                   111,252

Wal-Mart Stores, Inc.             7,540,500                   434,521

                                                              586,842

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.6%

Best Buy Co., Inc. (a)            452,300                     28,947

Circuit City Stores, Inc. -       545,300                     27,163
Circuit City Group

Home Depot, Inc.                  5,583,250                   272,532

Lowe's Companies, Inc.            4,589,300                   213,689

                                                              542,331

TOTAL RETAIL & WHOLESALE                                      1,129,173

SERVICES - 0.1%

ADVERTISING - 0.1%

Interpublic Group of              239,500                     10,284
Companies, Inc.

SERVICES - 0.0%

Gartner Group, Inc. Class B       4,282                       47
(a)

TOTAL SERVICES                                                10,331

TECHNOLOGY - 42.4%

COMMUNICATIONS EQUIPMENT - 9.8%

Ciena Corp. (a)                   865,600                     103,602

Cisco Systems, Inc. (a)           14,091,600                  802,340

Corning, Inc.                     561,800                     108,673

Lucent Technologies, Inc.         1,633,200                   93,705

Nokia AB sponsored ADR            8,558,700                   445,052

Nortel Networks Corp.             5,322,000                   283,615

Oni Systems Corp.                 11,300                      283

Telefonaktiebolaget LM            9,892,400                   202,794
Ericsson sponsored ADR

                                                              2,040,064

COMPUTER SERVICES & SOFTWARE
- 9.6%

Adobe Systems, Inc.               1,894,300                   213,227

America Online, Inc. (a)          3,783,400                   200,520

Automatic Data Processing,        3,333,000                   183,107
Inc.

BEA Systems, Inc. (a)             1,057,300                   38,195

BroadVision, Inc. (a)             1,623,100                   58,127

Citrix Systems, Inc. (a)          1,688,100                   88,836

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Computer Associates               517,700                    $ 26,662
International, Inc.

Computer Sciences Corp. (a)       866,000                     83,082

E.piphany, Inc.                   187,000                     14,609

First Data Corp.                  878,900                     49,273

i2 Technologies, Inc. (a)         374,200                     39,806

InfoSpace.com, Inc. (a)           686,400                     29,773

Microsoft Corp. (a)               3,729,200                   233,308

Network Solutions, Inc. Class     570,100                     84,268
A (a)

Oracle Corp. (a)                  5,631,500                   404,764

Phone.com, Inc.                   342,400                     23,947

Redback Networks, Inc.            225,700                     18,931

Siebel Systems, Inc. (a)          873,100                     102,153

VeriSign, Inc. (a)                549,100                     74,334

Yahoo!, Inc. (a)                  327,000                     36,971

                                                              2,003,893

COMPUTERS & OFFICE EQUIPMENT
- 7.2%

Compaq Computer Corp.             4,518,200                   118,603

Dell Computer Corp. (a)           3,082,800                   132,946

EMC Corp. (a)                     1,960,100                   227,984

Hewlett-Packard Co.               1,088,600                   130,768

International Business            608,000                     65,246
Machines Corp.

Network Appliance, Inc. (a)       2,004,400                   129,409

SCI Systems, Inc. (a)(c)          7,501,800                   337,581

Sun Microsystems, Inc. (a)        4,869,600                   373,133

                                                              1,515,670

ELECTRONIC INSTRUMENTS - 2.7%

Agilent Technologies, Inc.        972,100                     71,571

Applied Materials, Inc. (a)       2,613,800                   218,252

KLA-Tencor Corp. (a)              1,668,500                   82,695

LAM Research Corp. (a)            5,865,200                   188,420

                                                              560,938

ELECTRONICS - 13.1%

Analog Devices, Inc. (a)          3,356,000                   258,412

Broadcom Corp. Class A (a)        704,500                     91,629

Flextronics International         3,075,541                   167,425
Ltd. (a)

Intel Corp.                       4,461,400                   556,281

JDS Uniphase Corp. (a)            1,633,800                   143,774

Methode Electronics, Inc.         564,000                     20,234
Class A

Micron Technology, Inc. (a)       4,778,000                   334,161

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Molex, Inc. Class A               2,420,565                  $ 89,258

Motorola, Inc.                    958,300                     89,841

National Semiconductor Corp.      3,253,600                   174,881
(a)

PMC-Sierra, Inc. (a)              210,100                     32,198

Sanmina Corp. (a)                 1,007,200                   64,083

Texas Instruments, Inc.           7,311,000                   528,220

Tyco International Ltd.           2,006,500                   94,431

Xilinx, Inc. (a)                  1,334,100                   101,558

                                                              2,746,386

TOTAL TECHNOLOGY                                              8,866,951

UTILITIES - 6.9%

CELLULAR - 5.0%

AT&T Corp. - Wireless Group       850,000                     24,278

China Telecom Ltd. sponsored      935,400                     137,504
ADR (a)

Nextel Communications, Inc.       2,049,500                   189,835
Class A (a)

Nextel Partners, Inc. Class A     36,500                      621

QUALCOMM, Inc. (a)                757,000                     50,246

Sprint Corp. - PCS Group          4,625,900                   256,737
Series 1 (a)

Vodafone AirTouch PLC             5,898,600                   270,230
sponsored ADR

VoiceStream Wireless Corp. (a)    959,200                     109,828

                                                              1,039,279

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     793,500                     69,233

TELEPHONE SERVICES - 1.6%

Bell Atlantic Corp.               920,292                     48,660

Level 3 Communications, Inc.      1,545,100                   117,910
(a)

NEXTLINK Communications, Inc.     1,065,600                   74,659
Class A (a)

Telefonica SA sponsored ADR       843,000                     51,318

U.S. WEST, Inc.                   233,700                     16,826

WorldCom, Inc. (a)                568,206                     21,379

                                                              330,752

TOTAL UTILITIES                                               1,439,264

TOTAL COMMON STOCKS                                           20,192,189
(Cost $15,686,433)

CASH EQUIVALENTS - 4.6%

                                 SHARES                      VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,     153,018,100                $ 153,018
6.54% (b)

Taxable Central Cash Fund,        814,363,328                 814,363
6.37% (b)

TOTAL CASH EQUIVALENTS                                        967,381
(Cost $967,381)

TOTAL INVESTMENT PORTFOLIO -                                  21,159,570
101.2%
(Cost $16,653,814)

NET OTHER ASSETS - (1.2)%                                     (246,329)

NET ASSETS - 100%                                           $ 20,913,241


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     88.5%

Finland                       2.1

United Kingdom                2.1

Canada                        1.5

Japan                         1.3

Sweden                        1.0

Others (individually less     3.5
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $16,652,335,000. Net unrealized appreciation aggregated $4,507,235,000, of which $5,703,406,000 related to appreciated investment securities and $1,196,171,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                             MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 21,159,570
value (cost $16,653,814) -
See accompanying schedule

Receivable for investments                49,569
sold

Receivable for fund shares                11,424
sold

Dividends receivable                      11,639

Interest receivable                       3,519

Other receivables                         448

 TOTAL ASSETS                             21,236,169

LIABILITIES

Payable for investments        $ 58,857
purchased

Payable for fund shares         92,528
redeemed

Accrued management fee          5,923

Distribution fees payable       9,512

Other payables and accrued      3,090
expenses

Collateral on securities        153,018
loaned, at value

 TOTAL LIABILITIES                        322,928

NET ASSETS                               $ 20,913,241

Net Assets consist of:

Paid in capital                          $ 15,364,774

Distributions in excess of                (25,388)
net investment income

Accumulated undistributed net             1,068,200
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               4,505,655
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 20,913,241

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $41.54
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($536,351
(divided by) 12,911 shares)

Maximum offering price per         $44.07
share (100/94.25 of $41.54)

CLASS T: NET ASSET VALUE and       $41.96
redemption price per share
($17,712,449 (divided by)
422,083 shares)

Maximum offering price per         $43.48
share (100/96.50 of $41.96)

CLASS B: NET ASSET VALUE and       $41.37
offering price per share
($1,783,952 (divided by)
43,124 shares) A

CLASS C: NET ASSET VALUE and       $41.45
offering price per share
($519,289 (divided by)
12,527 shares) A

INSTITUTIONAL CLASS: NET           $41.96
ASSET VALUE, offering price
and redemption price   per
share ($361,200 (divided by)
8,609 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          SIX
                              MONTHS ENDED MAY 31, 2000
                                             (UNAUDITED)

INVESTMENT INCOME                              $ 107,682
Dividends (including $1,445
received from affiliated
issuers)

Interest                                        33,610

Security lending                                711

 TOTAL INCOME                                   142,003

EXPENSES

Management fee Basic fee         $ 70,842

 Performance adjustment           (24,964)

Transfer agent fees               23,279

Distribution fees                 66,210

Accounting and security           708
lending fees

Non-interested trustees'          48
compensation

Custodian fees and expenses       313

Registration fees                 468

Audit                             69

Legal                             75

Interest                          111

Miscellaneous                     49

 Total expenses before            137,208
reductions

 Expense reductions               (5,269)       131,939

NET INVESTMENT INCOME                           10,064

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,139,527
(including realized loss of
 $131,018 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (290)         1,139,237

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (3,040,491)

 Assets and liabilities in        (55)          (3,040,546)
foreign currencies

NET GAIN (LOSS)                                 (1,901,309)

NET INCREASE (DECREASE) IN                     $ (1,891,245)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 10,064                       $ 205,720
income

 Net realized gain (loss)       1,139,237                      3,285,007

 Change in net unrealized       (3,040,546)                    (1,529,997)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (1,891,245)                    1,960,730
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (174,951)                      (195,067)
From net investment income

 In excess of net investment    (25,388)                       -
income

 From net realized gain         (2,846,861)                    (939,863)

 TOTAL DISTRIBUTIONS            (3,047,200)                    (1,134,930)

Share transactions - net        (2,681,296)                    194,901
increase (decrease)

  TOTAL INCREASE (DECREASE)     (7,619,741)                    1,020,701
IN NET ASSETS

NET ASSETS

 Beginning of period            28,532,982                     27,512,281

 End of period (including      $ 20,913,241                   $ 28,532,982
under (over) distribution of
 net investment income of
$(25,388) and $191,572,
respectively)



FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1999                      1998     1997 I       1997 H

Net asset value, beginning of    $ 50.61                        $ 49.33                   $ 44.02  $ 42.57      $ 35.39
period

Income from Investment
Operations

Net investment income D           .07                            .47                       .48      .04          .54

Net realized and unrealized       (3.51)                         2.97                      8.03     1.41         8.80
gain (loss)

Total from investment             (3.44)                         3.44                      8.51     1.45         9.34
operations

Less Distributions

From net investment income        (.45)                          (.47)                     (.60)    -            (.72)

In excess of net investment       (.07)                          -                         -        -            -
income

From net realized gain            (5.11)                         (1.69)                    (2.60)   -            (1.44)

Total distributions               (5.63)                         (2.16)                    (3.20)   -            (2.16)

Net asset value, end of period   $ 41.54                        $ 50.61                   $ 49.33  $ 44.02      $ 42.57

TOTAL RETURN B, C                 (7.69)%                        7.31%                     20.82%   3.41%        27.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 536                          $ 640                     $ 359    $ 143        $ 130
millions)

Ratio of expenses to average      .89% A                         .92%                      .97%     1.10% A, F   1.05%
net assets

Ratio of expenses to average      .84% A, G                      .91% G                    .96% G   1.09% A, G   1.04% G
net assets after expense
reductions

Ratio of net investment           .32% A                         .93%                      1.06%    1.22% A      1.36%
income to average net assets

Portfolio turnover                131% A                         43%                       25%      33% A        35%



FINANCIAL HIGHLIGHTS - CLASS A

                                 YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          1996 E

Net asset value, beginning of    $ 32.86
period

Income from Investment
Operations

Net investment income D           .09

Net realized and unrealized       2.44
gain (loss)

Total from investment             2.53
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            -

Total distributions               -

Net asset value, end of period   $ 35.39

TOTAL RETURN B, C                 7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 10
millions)

Ratio of expenses to average      1.48% A, F
net assets

Ratio of expenses to average      1.47% A, G
net assets after expense
reductions

Ratio of net investment           1.74% A
income to average net assets

Portfolio turnover                33%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H YEAR ENDED OCTOBER 31
I ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1999                      1998      1997 G       1997 F

Net asset value, beginning of    $ 50.96                        $ 49.63                   $ 44.20   $ 42.76      $ 35.41
period

Income from Investment
Operations

Net investment income             .03 D                          .37 D                     .42 D     .03 D        .55 D

Net realized and unrealized       (3.55)                         3.00                      8.08      1.41         8.78
gain (loss)

Total from investment             (3.52)                         3.37                      8.50      1.44         9.33
operations

Less Distributions

From net investment income        (.32)                          (.35)                     (.47)     -            (.54)

In excess of net investment       (.05)                          -                         -         -            -
income

From net realized gain            (5.11)                         (1.69)                    (2.60)    -            (1.44)

 Total distributions              (5.48)                         (2.04)                    (3.07)    -            (1.98)

Net asset value, end of period   $ 41.96                        $ 50.96                   $ 49.63   $ 44.20      $ 42.76

TOTAL RETURN B, C                 (7.78)%                        7.10%                     20.63%    3.37%        27.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 17,712                       $ 24,357                  $ 24,802  $ 20,411     $ 19,652
millions)

Ratio of expenses to average      1.08% A                        1.12%                     1.14%     1.28% A      1.18%
net assets

Ratio of expenses to average      1.03% A, E                     1.11% E                   1.13% E   1.27% A, E   1.17% E
net assets after  expense
reductions

Ratio of net investment           .13% A                         .73%                      .92%      1.03% A      1.39%
income to average net assets

Portfolio turnover                131% A                         43%                       25%       33% A        35%



FINANCIAL HIGHLIGHTS - CLASS T
                                 YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          1996 F    1995 F

Net asset value, beginning of    $ 30.89   $ 26.62
period

Income from Investment
Operations

Net investment income             .61 D     .39

Net realized and unrealized       4.72      5.31
gain (loss)

Total from investment             5.33      5.70
operations

Less Distributions

From net investment income        (.41)     (.27)

In excess of net investment       -         -
income

From net realized gain            (.40)     (1.16)

 Total distributions              (.81)     (1.43)

Net asset value, end of period   $ 35.41   $ 30.89

TOTAL RETURN B, C                 17.61%    22.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 14,315  $ 9,691
millions)

Ratio of expenses to average      1.34%     1.59%
net assets

Ratio of expenses to average      1.34%     1.58% E
net assets after  expense
reductions

Ratio of net investment           1.88%     1.56%
income to average net assets

Portfolio turnover                33%       39%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F YEAR ENDED OCTOBER 31
G ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                    1998      1997 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 50.25                        $ 49.12                 $ 44.02   $ 42.60      $ 37.62
period

Income from Investment
Operations

Net investment income (loss) D    (.10)                          .09                     .14       .02          .13

Net realized and unrealized       (3.49)                         2.97                    8.04      1.40         4.85
gain (loss)

Total from investment             (3.59)                         3.06                    8.18      1.42         4.98
operations

Less Distributions

From net investment  income       (.16)                          (.24)                   (.48)     -            -

In excess of net investment       (.02)                          -                       -         -            -
income

From net realized gain            (5.11)                         (1.69)                  (2.60)    -            -

Total distributions               (5.29)                         (1.93)                  (3.08)    -            -

Net asset value, end  of         $ 41.37                        $ 50.25                 $ 49.12   $ 44.02      $ 42.60
period

TOTAL RETURN B, C                 (8.02)%                        6.50%                   19.95%    3.33%        13.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,784                        $ 2,264                 $ 1,432   $ 423        $ 371
millions)

Ratio of expenses to average      1.66% A                        1.67%                   1.71%     1.85% A, F   1.75% A
net assets

Ratio of expenses to average      1.61% A, G                     1.66% G                 1.70% G   1.84% A, G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           (.45)% A                       .19%                    .31%      .47% A       .48% A
income (loss) to  average
net assets

Portfolio turnover                131% A                         43%                     25%       33% A        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. H ONE MONTH ENDED NOVEMBER 30, 1997

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 50.39                        $ 49.33                   $ 44.20  $ 43.62
period

Income from Investment
Operations

Net investment income (loss) D    (.09)                          .10                       .12      .02

Net realized and unrealized       (3.51)                         2.97                      8.08     .56
gain (loss)

Total from investment             (3.60)                         3.07                      8.20     .58
operations

Less Distributions

From net investment income        (.20)                          (.32)                     (.47)    -

In excess of net investment       (.03)                          -                         -        -
income

From net realized gain            (5.11)                         (1.69)                    (2.60)   -

Total distributions               (5.34)                         (2.01)                    (3.07)   -

Net asset value, end of period   $ 41.45                        $ 50.39                   $ 49.33  $ 44.20

TOTAL RETURN B, C                 (8.03)%                        6.50%                     19.91%   1.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 519                          $ 688                     $ 301    $ 6
millions)

Ratio of expenses to average      1.63% A                        1.65%                     1.70%    1.85% A, F
net assets

Ratio of expenses to average      1.59% A, G                     1.64% G                   1.70%    1.84% A, G
net assets after expense
reductions

Ratio of net investment           (.42)% A                       .20%                      .27%     .74% A
income (loss) to average net
assets

Portfolio turnover                131% A                         43%                       25%      33% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1999                 1998     1997 H      1997 G   1996 G

Net asset value, beginning of    $ 51.10                        $ 49.78              $ 44.31  $ 42.85     $ 35.47  $ 30.97
period

Income from Investment
Operations

Net investment income             .14 D                          .63 D                .65 D    .05 D       .75 D    .77 D

Net realized and unrealized       (3.53)                         2.98                 8.10     1.41        8.78     4.74
gain (loss)

Total from investment             (3.39)                         3.61                 8.75     1.46        9.53     5.51
operations

Less Distributions

From net investment income        (.56)                          (.60)                (.68)    -           (.71)    (.61)

In excess of net investment       (.08)                          -                    -        -           -        -
income

From net realized gain            (5.11)                         (1.69)               (2.60)   -           (1.44)   (.40)

Total distributions               (5.75)                         (2.29)               (3.28)   -           (2.15)   (1.01)

Net asset value, end of period   $ 41.96                        $ 51.10              $ 49.78  $ 44.31     $ 42.85  $ 35.47

TOTAL RETURN B, C                 (7.52)%                        7.62%                21.29%   3.41%       28.07%   18.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 361                          $ 584                $ 618    $ 392       $ 375    $ 250
millions)

Ratio of expenses to average      .56% A                         .62%                 .62%     .71% A      .66%     .85%
net assets

Ratio of expenses to average      .52% A, F                      .61% F               .61% F   .70% A, F   .65% F   .84% F
net assets after  expense
reductions

Ratio of net investment           .65% A                         1.24%                1.43%    1.60% A     1.91%    2.38%
income to average net assets

Portfolio turnover                131% A                         43%                  25%      33% A       35%      33%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          1995 E

Net asset value, beginning of    $ 29.04
period

Income from Investment
Operations

Net investment income             .12

Net realized and unrealized       1.81
gain (loss)

Total from investment             1.93
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            -

Total distributions               -

Net asset value, end of period   $ 30.97

TOTAL RETURN B, C                 6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 72
millions)

Ratio of expenses to average      .82% A
net assets

Ratio of expenses to average      .81% A, F
net assets after  expense
reductions

Ratio of net investment           2.33% A
income to average net assets

Portfolio turnover                39%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G YEAR ENDED OCTOBER 31
H ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $15,840,307,000 and $21,013,650,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $2,036,577,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *


* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 738,000     $ 2,000

CLASS T    52,313,000    562,000

CLASS B    10,131,000    7,606,000

CLASS C    3,028,000     1,444,000

          $ 66,210,000  $ 9,614,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 897,000    $ 355,000

CLASS T    2,359,000    721,000

CLASS B    4,642,000    4,642,000 *

CLASS C    279,000      279,000 *

          $ 8,177,000  $ 5,997,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT        % OF AVERAGE NET ASSETS

CLASS A                $ 716,000     .24 *

CLASS T                 18,904,000   .18 *

CLASS B                 2,579,000    .26 *

CLASS C                 693,000      .23 *

INSTITUTIONAL CLASS     387,000      .17 *

                       $ 23,279,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $610,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $51,086,000. The weighted average interest rate was 5.87%. Interest expense includes $16,000 paid under the interfund lending program.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

6. SECURITY LENDING - CONTINUED

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $147,778,000. The fund received cash collateral of $153,018,000 which was invested in cash equivalents.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $149,130,000. The weighted average interest rate was 5.71%. Interest expense includes $95,000 paid under the bank borrowing program.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,105,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $90,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 8,000

CLASS T    64,000

CLASS B    1,000

CLASS C    1,000

          $ 74,000

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED MAY 31,  2000  YEAR ENDED  NOVEMBER 30, 1999

FROM NET INVESTMENT INCOME

Class A                      $ 5,702                         $ 3,446

Class T                       153,146                         175,050

Class B                       7,046                           7,090

Class C                       2,733                           2,000

Institutional Class           6,324                           7,481

Total                        $ 174,951                       $ 195,067

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 828                           $ -

Class T                       22,223                          -

Class B                       1,022                           -

Class C                       397                             -

Institutional Class           918                             -

Total                        $ 25,388                        $ -

FROM NET REALIZED GAIN

Class A                      $ 64,315                        $ 12,417

Class T                       2,425,572                       845,704

Class B                       229,452                         50,007

Class C                       69,641                          10,642

Institutional Class           57,881                          21,093

Total                        $ 2,846,861                     $ 939,863

                             $ 3,047,200                     $ 1,134,930


10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        7,706                   $ 120,481
                                 2,718

Reinvestment of distributions    1,487                     317                      67,254

Shares redeemed                  (3,931)                   (2,665)                  (173,748)

Net increase (decrease)          274                       5,358                   $ 13,987

CLASS T Shares sold              33,542                    84,989                  $ 1,494,123

Reinvestment of distributions    53,007                    20,264                   2,424,402

Shares redeemed                  (142,447)                 (126,979)                (6,364,961)

Net increase (decrease)          (55,898)                  (21,726)                $ (2,446,436)

CLASS B Shares sold              4,952                     20,524                  $ 219,510

Reinvestment of distributions    4,562                     1,064                    206,305

Shares redeemed                  (11,446)                  (5,677)                  (504,387)

Net increase (decrease)          (1,932)                   15,911                  $ (78,572)

CLASS C Shares sold              2,728                     9,384                   $ 121,650

Reinvestment of distributions    1,259                     217                      57,030

Shares redeemed                  (5,116)                   (2,048)                  (225,846)

Net increase (decrease)          (1,129)                   7,553                   $ (47,166)

INSTITUTIONAL CLASS Shares       1,727                     4,369                   $ 77,397
sold

Reinvestment of distributions    1,159                     505                      52,861

Shares redeemed                  (5,704)                   (5,872)                  (253,367)

Net increase (decrease)          (2,818)                   (998)                   $ (123,109)



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 388,943


Reinvestment of distributions    14,915

Shares redeemed                  (134,575)

Net increase (decrease)         $ 269,283

CLASS T Shares sold             $ 4,305,403

Reinvestment of distributions    961,462

Shares redeemed                  (6,461,873)

Net increase (decrease)         $ (1,195,008)

CLASS B Shares sold             $ 1,029,947

Reinvestment of distributions    50,034

Shares redeemed                  (285,427)

Net increase (decrease)         $ 794,554

CLASS C Shares sold             $ 472,443

Reinvestment of distributions    10,228

Shares redeemed                  (103,255)

Net increase (decrease)         $ 379,416

INSTITUTIONAL CLASS Shares      $ 220,446
sold

Reinvestment of distributions    23,925

Shares redeemed                  (297,715)

Net increase (decrease)         $ (53,344)


11. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS              PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

AmeriSource Health Corp.          $ 5,102            $ 71,814        $ -                  $ -
Class A

Burlington Industries, Inc.        -                  1,984           -                    -

Centex Corp.                       -                  61,580          181                  -

Cummins Engine Co., Inc.           -                  5,401           -                    -

D.R. Horton, Inc.                  549                22,671          137                  -

Discount Auto Parts, Inc.          -                  4,825           -                    -

Kaufman & Broad Home Corp.         -                  50,146          254                  -

LAM Research Corp.                 -                  5,433           -                    -

Lennar Corp.                       714                28,639          31                   -

Liz Claiborne, Inc.                -                  52,597          -                    -

MGIC Investment Corp.              -                  135,172         -                    -

Policy Management Systems          6,665              28,992          -                    -
Corp.

SCI Systems, Inc.                  -                  16,408          -                    337,581

Tech Data Corp.                    5,158              96,008          -                    -

Tosco Corp.                        -                  11,597          525                  -

Warnaco Group, Inc. Class A        -                  17,457          317                  -

TOTALS                            $ 18,188           $ 610,724       $ 1,445              $ 337,581








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Bettina Doulton, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GO-SANN-0700  106146
1.704615.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
GROWTH OPPORTUNITIES
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The managers' review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH          -7.52%         -8.02%       109.18%       361.22%
OPPORTUNITIES -   INST CL

S&P 500                      2.90%          10.48%       190.44%       398.93%

Growth Funds Average         7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH          -8.02%       15.91%        16.52%
OPPORTUNITIES - INST CL

S&P 500                      10.48%       23.77%        17.43%

Growth Funds Average         20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Growth Opp -CL I         S&P 500
             00688                       SP001
  1990/05/31      10000.00                    10000.00
  1990/06/30      10054.84                     9932.00
  1990/07/31       9689.21                     9900.22
  1990/08/31       8622.79                     9005.24
  1990/09/30       7952.47                     8566.68
  1990/10/31       7915.90                     8529.85
  1990/11/30       8756.86                     9080.87
  1990/12/31       9319.87                     9334.23
  1991/01/31      10435.55                     9741.20
  1991/02/28      11372.46                    10437.70
  1991/03/31      11686.82                    10690.29
  1991/04/30      11927.22                    10715.95
  1991/05/31      12580.60                    11178.88
  1991/06/30      11692.99                    10666.88
  1991/07/31      12512.79                    11163.96
  1991/08/31      12999.74                    11428.55
  1991/09/30      12703.87                    11237.69
  1991/10/31      12685.38                    11388.28
  1991/11/30      11933.38                    10929.33
  1991/12/31      13297.67                    12179.64
  1992/01/31      13681.07                    11953.10
  1992/02/29      14299.88                    12108.49
  1992/03/31      13822.32                    11872.38
  1992/04/30      14198.98                    12221.42
  1992/05/31      14400.77                    12281.31
  1992/06/30      14071.18                    12098.32
  1992/07/31      14555.47                    12593.14
  1992/08/31      14151.90                    12334.98
  1992/09/30      14192.26                    12480.53
  1992/10/31      14219.16                    12524.21
  1992/11/30      14905.23                    12951.29
  1992/12/31      15295.79                    13110.59
  1993/01/31      15762.12                    13220.72
  1993/02/28      15805.17                    13400.52
  1993/03/31      16393.47                    13683.27
  1993/04/30      16422.17                    13352.14
  1993/05/31      16881.33                    13709.97
  1993/06/30      16945.90                    13749.73
  1993/07/31      17060.69                    13694.73
  1993/08/31      17584.42                    14213.77
  1993/09/30      17648.99                    14104.32
  1993/10/31      18215.76                    14396.28
  1993/11/30      18129.67                    14259.51
  1993/12/31      18687.37                    14432.05
  1994/01/31      19721.43                    14922.74
  1994/02/28      19423.86                    14518.34
  1994/03/31      18598.10                    13885.34
  1994/04/30      19089.09                    14063.07
  1994/05/31      19193.24                    14293.70
  1994/06/30      18672.49                    13943.51
  1994/07/31      19200.68                    14400.86
  1994/08/31      20011.56                    14991.29
  1994/09/30      19408.98                    14624.00
  1994/10/31      19803.26                    14953.04
  1994/11/30      19170.92                    14408.45
  1994/12/31      19221.26                    14622.13
  1995/01/31      19370.93                    15001.28
  1995/02/28      19961.75                    15585.88
  1995/03/31      20473.79                    16045.82
  1995/04/30      21167.02                    16518.37
  1995/05/31      22049.30                    17178.61
  1995/06/30      22797.67                    17577.67
  1995/07/31      23577.55                    18160.55
  1995/08/31      23750.86                    18206.13
  1995/09/30      24215.63                    18974.43
  1995/10/31      24396.82                    18906.69
  1995/11/30      25011.27                    19736.69
  1995/12/31      25676.35                    20116.82
  1996/01/31      26091.14                    20801.60
  1996/02/29      26026.08                    20994.43
  1996/03/31      25993.54                    21196.61
  1996/04/30      26440.87                    21509.04
  1996/05/31      26993.92                    22063.76
  1996/06/30      27132.18                    22147.83
  1996/07/31      26383.94                    21169.33
  1996/08/31      26603.53                    21615.80
  1996/09/30      27872.30                    22832.33
  1996/10/31      28848.28                    23462.05
  1996/11/30      31125.56                    25235.54
  1996/12/31      30376.28                    24735.63
  1997/01/31      31885.17                    26281.11
  1997/02/28      32161.09                    26487.15
  1997/03/31      30583.21                    25398.80
  1997/04/30      31980.02                    26915.11
  1997/05/31      33971.76                    28553.70
  1997/06/30      35040.93                    29832.90
  1997/07/31      37653.48                    32206.71
  1997/08/31      36282.53                    30402.49
  1997/09/30      37731.08                    32067.63
  1997/10/31      36946.45                    30996.57
  1997/11/30      38205.30                    32431.40
  1997/12/31      39246.88                    32988.25
  1998/01/31      39338.96                    33353.10
  1998/02/28      41945.42                    35758.53
  1998/03/31      43267.27                    37589.72
  1998/04/30      43276.58                    37967.87
  1998/05/31      42885.61                    37315.21
  1998/06/30      43853.73                    38830.95
  1998/07/31      43900.27                    38417.40
  1998/08/31      38277.76                    32863.01
  1998/09/30      40549.11                    34968.22
  1998/10/31      43481.38                    37812.53
  1998/11/30      46339.18                    40104.35
  1998/12/31      48914.62                    42415.16
  1999/01/31      49421.45                    44188.96
  1999/02/28      47225.59                    42815.57
  1999/03/31      48406.48                    44528.62
  1999/04/30      50407.15                    46253.21
  1999/05/31      50143.65                    45161.18
  1999/06/30      52280.95                    47667.62
  1999/07/31      51041.51                    46179.44
  1999/08/31      49782.55                    45950.85
  1999/09/30      48045.38                    44691.34
  1999/10/31      49841.10                    47519.41
  1999/11/30      49870.38                    48485.47
  1999/12/31      51067.52                    51341.27
  2000/01/31      47737.85                    48761.88
  2000/02/29      48001.65                    47838.82
  2000/03/31      50837.56                    52518.89
  2000/04/30      48782.08                    50938.60
  2000/05/31      46122.04                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 131712 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Institutional Class on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $46,122 - a 361.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,893 - a 398.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37%, 4.15%, 137.49%, AND 300.94%, RESPECTIVELY; THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 4.15%, 18.74%, AND 14.77%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, 15.76%, 175.88% AND 358.00%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE, 15.76%, 22.14%, AND 16.19%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Bettina Doulton)

NOTE TO SHAREHOLDERS: Bettina Doulton became Portfolio Manager of
Fidelity Advisor Growth Opportunities Fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS, BETTINA?

A. During the six-month period ending May 31, 2000, the fund's Institutional Class shares returned -7.52%. During the same period, the Standard & Poor's 500 Index returned 2.90%, while the growth funds average tracked by Lipper Inc. was up 7.32%. For the 12-month period ending May 31, 2000, the fund's Institutional Class shares returned -8.02%. Meanwhile, the S&P 500 index gained 10.48%, while the growth funds average returned 20.08%.

Q. WHAT ACCOUNTED FOR THE FUND'S SUBPAR PERFORMANCE RELATIVE TO ITS PEERS AND THE STANDARD & POOR'S 500 INDEX DURING THE PAST SIX MONTHS?

A. In the first half of the period, the fund was considerably underweighted in the technology and telecommunication stocks that drove equity markets to record-setting performance. The fund's lack of exposure to these sectors relative to the index and peer group was a big detractor from performance. After taking over the fund in February, I repositioned it to be more in line with expectations - with more of a growth emphasis than a value proposition - and increased the tech position to approximately 42% of net assets at the end of the period, compared to about 13% six months ago.

Q. HOW DID THAT STRATEGY PLAY OUT?

A. Unfortunately, on a short-term basis, the repositioning seemed poorly timed. Fund performance was negatively affected by the massive rotation away from technology that began in the middle of March and persisted through the end of the period. To illustrate how far the sector fell, the NASDAQ Composite Index, which is seen by many as the benchmark for technology and telecommunications stocks, fell from 5048 on March 10 to 3401 on the final day of the period. That's a 33% decline over a 10-week period. Several factors contributed to the tech sell-off, including negative investor sentiment about high valuations, fears of a slowdown in earnings growth given the Federal Reserve Board's actions to slow the economy, as well as liquidity.

Q. IN ADDITION TO BOOSTING ITS TECHNOLOGY WEIGHTING, WHAT OTHER
CHANGES DID YOU MAKE TO THE FUND SINCE TAKING OVER IN FEBRUARY?

A. In light of margin pressures and credit concerns in the finance sector, I reduced the aggregate financial services weighting to 13.8% of net assets compared to 21.1% six months ago. In addition, I shifted the asset allocation within the sector, reducing the fund's positions in regional banks and mortgage insurance companies, and adding more capital markets exposure, which was a plus. Two other moves also helped. I reduced the fund's holdings in consumer nondurables, largely due to the elimination of the Philip Morris position. I was less enamored with the fundamental prospects of the company than my predecessor. The fund's bond position also was eliminated during the period as I expect to focus largely on equity investments.

Q. FOREIGN INVESTMENTS ACCOUNTED FOR APPROXIMATELY 12% OF THE FUND'S NET ASSETS AT THE END OF THE PERIOD, NEARLY TWICE AS MUCH AS WAS HELD SIX MONTHS AGO . . .

A. The fund's international exposure is a combination of holdings in companies that are owned as interests in and trade with their respective global industry group regardless of where they are domiciled, and companies that are owned as plays on their respective fundamental prospects and trade with their local markets. The bulk of the fund's international weighting is in the former group. I would include Nokia, Ericsson, Schlumberger and British Petroleum in this group. The latter group - a much smaller portion of aggregate fund assets - includes China Telecom, Nomura and Telefonica. In each case, fundamental research is the cornerstone for these investments.

Q. WHICH STOCKS WERE AMONG THE STRONGEST CONTRIBUTORS TO ABSOLUTE
PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. Despite the travails that the technology sector recently endured, six of the fund's 10 best-performing stocks came from that area. Some of these are very familiar names: Micron Technology, Intel, SCI Systems, Analog Devices, Nokia and Adobe Systems. All benefited from the growth prospects surrounding the rapid acceleration and penetration of Internet- and wireless-related communications. General Electric, the fund's largest holding at the end of the period, also was one of its largest contributors. GE experienced an acceleration in revenue and profit growth due to market share gains, acquisitions and strong global economies. Profitability continued to improve, driven by multiple initiatives including 6-sigma (reducing the costs related to defects in operating processes), globalization and "e-enabling" of operating processes. Eli Lilly was a top performer as well, benefiting from investor appreciation of its strong product pipeline and increased confidence in the company's earnings growth potential.

Q. WHICH STOCKS DID NOT PERFORM AS WELL AS YOU EXPECTED?

A. Although I reduced these positions dramatically since taking over the fund, Fannie Mae and Freddie Mac significantly detracted from performance during the period. Several factors caused the underperformance of these two stocks, including the Fed's recent string of interest-rate hikes and increased political bantering about capital ratios and funding requirements. Two other disappointments were retailers Home Depot and Wal-Mart. Despite continuing to deliver strong results, these stocks came under pressure as investors grew increasingly concerned that results would come under pressure due to slowing consumer spending caused by interest-rate increases.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT FEW MONTHS, BETTINA?

A. It comes down to a question of whether you believe the technology sector's recent struggle is a short-term rotation or a permanent change in leadership. I believe that what we've seen is just a violent short-term rotation similar to what we experienced at this time last year. On a medium-term basis, I expect the companies that are the enablers of our networked, communications economy - i.e., the companies that provide servers, data storage, fiber optics, etc. - are going to lead, because we still appear to be in the early stages of the "e-economy" build-out. As the economy slows at the hands of interest-rate hikes, companies with good unit growth stories - technology being a good example - are expected to be relatively good performers versus companies more dependent on price increases for earnings growth. Longer term, the question that intrigues me is which non-technology companies will position themselves to be the beneficiaries of the e-economy. The defining characteristic between the winners and the losers here will be the ability to use the Internet as a productivity enhancement and to gain market share by serving their customers better.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide capital
growth by investing primarily
in common stocks

START DATE: November 18,
1987

SIZE: as of May 31, 2000,
more than $20.9 billion

MANAGER: Bettina Doulton,
since February 2000; joined
Fidelity in 1986

BETTINA DOULTON ON
INTRADAY MARKET VOLATILITY:

"Market volatility has risen
dramatically over the past five
years. Here's an illustration: On a
closing price basis for the S&P 500
in 1995, only 5% of that year's
trading days had greater than 1%
volatility at the close, meaning the
S&P closed at least 1% higher or
lower than the previous day.
Through May 22 of this year, 47% of
the trading days closed up or down
greater than 1%. Intraday
fluctuations - price swings within
a given trading day - have risen
even more dramatically. In 1995,
only 17% of the trading days
experienced intraday fluctuation of
greater than 1%. So far in 2000,
intraday moves of greater than 1%
occurred in 94% of the trading
days.

"I believe there are several trends
contributing to this volatility. First
and foremost is uncertainty;
investors are uncertain about the
severity of the economic and
earnings slowdown, how long it will
persist and how much the market
has already discounted. Second,
there's been a dramatic change in
market participation over the past
few years, with more individuals
and more hedge funds, and a
decline in the average holding
periods for stocks and mutual
funds. Third, the speed of market
information dissemination via
sources such as the Internet and
CNBC has risen tremendously,
making the markets much more
reactionary. Given all of the
uncertainty, I believe volatility
of this nature will continue for
some time to come."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            4.0                     0.7

Cisco Systems, Inc.             3.8                     0.0

Fannie Mae                      2.9                     6.3

Intel Corp.                     2.7                     0.5

Texas Instruments, Inc.         2.5                     0.0

Eli Lilly & Co.                 2.4                     1.1

Nokia AB sponsored ADR          2.1                     0.0

Schering-Plough Corp.           2.1                     1.1

Exxon Mobil Corp.               2.1                     1.5

Wal-Mart Stores, Inc.           2.1                     1.5

                                26.7                    12.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      42.4                    12.9

Finance                         13.8                    21.1

Health                          9.5                     11.1

Energy                          7.2                     7.6

Utilities                       6.9                     5.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                       AS OF NOVEMBER 30, 1999 **

Stocks                          96.6%                      Stocks                                   88.2%

Short-Term Investments and                                 Bonds                                    7.3%
Net Other Assets                 3.4%

                                                           Short-Term Investments and
                                                           Net Other Assets                         4.5%

* FOREIGN INVESTMENTS           11.5%                     ** FOREIGN INVESTMENTS                    6.1%

Row: 1, Col: 1, Value: 96.59999999999999                  Row: 1, Col: 1, Value: 88.2
Row: 1, Col: 2, Value: 0.0                                Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                Row: 1, Col: 4, Value: 7.3
Row: 1, Col: 5, Value: 0.0                                Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.4                                Row: 1, Col: 8, Value: 4.5







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 96.6%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.0%

Boeing Co.                        5,374,800                  $ 209,953

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Praxair, Inc.                     1,534,200                   64,436

DURABLES - 0.2%

CONSUMER DURABLES - 0.2%

Minnesota Mining &                561,700                     48,166
Manufacturing Co.

ENERGY - 7.2%

ENERGY SERVICES - 1.6%

Baker Hughes, Inc.                564,400                     20,460

Halliburton Co.                   4,058,300                   206,973

Schlumberger Ltd. (NY Shares)     1,557,100                   114,544

                                                              341,977

OIL & GAS - 5.6%

BP Amoco PLC sponsored ADR        3,211,756                   174,639

Chevron Corp.                     464,000                     42,891

Conoco, Inc. Class B              1,388,628                   39,576

Cooper Cameron Corp. (a)          1,552,700                   108,301

Exxon Mobil Corp.                 5,254,600                   437,774

Royal Dutch Petroleum Co. (NY     2,591,500                   161,807
Shares)

Tosco Corp.                       3,681,400                   112,743

TotalFinaElf SA:

Class B                           197,574                     31,192

sponsored ADR                     812,761                     64,157

                                                              1,173,080

TOTAL ENERGY                                                  1,515,057

FINANCE - 13.8%

BANKS - 1.4%

Bank of America Corp.             938,000                     52,118

Bank of Tokyo-Mitsubishi Ltd.     3,741,000                   46,858

Bank of Tokyo-Mitsubishi Ltd.     1,493,200                   18,852
ADR

Chase Manhattan Corp.             2,433,500                   181,752

                                                              299,580

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 3.3%

American Express Co.              7,681,700                  $ 413,371

Citigroup, Inc.                   4,232,600                   263,215

                                                              676,586

FEDERAL SPONSORED CREDIT - 4.9%

Fannie Mae                        9,999,942                   601,247

Freddie Mac                       9,641,700                   429,056

                                                              1,030,303

INSURANCE - 2.5%

Allmerica Financial Corp.         600,900                     34,664

American International Group,     3,001,352                   337,840
Inc.

CIGNA Corp.                       1,346,012                   119,543

The Chubb Corp.                   373,700                     26,159

                                                              518,206

SECURITIES INDUSTRY - 1.7%

Daiwa Securities Group, Inc.      1,087,000                   13,212

Morgan Stanley Dean Witter &      2,194,100                   157,838
Co.

Nomura Securities Co. Ltd.        8,022,000                   183,841

                                                              354,891

TOTAL FINANCE                                                 2,879,566

HEALTH - 9.5%

DRUGS & PHARMACEUTICALS - 8.7%

American Home Products Corp.      1,349,900                   72,726

Amgen, Inc. (a)                   1,539,600                   97,957

Bristol-Myers Squibb Co.          5,307,500                   292,244

Eli Lilly & Co.                   6,690,100                   509,284

Merck & Co., Inc.                 2,141,300                   159,795

Schering-Plough Corp.             9,098,300                   440,130

Warner-Lambert Co.                1,939,134                   236,817

                                                              1,808,953

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Abbott Laboratories               1,432,000                   58,265

Johnson & Johnson                 1,303,100                   116,627

                                                              174,892

TOTAL HEALTH                                                  1,983,845

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.7%

ELECTRICAL EQUIPMENT - 4.0%

General Electric Co.              15,819,900                 $ 832,516

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Deere & Co.                       2,491,800                   103,565

Ingersoll-Rand Co.                848,600                     38,664

                                                              142,229

TOTAL INDUSTRIAL MACHINERY &                                  974,745
EQUIPMENT

MEDIA & LEISURE - 4.6%

BROADCASTING - 1.9%

AT&T Corp. - Liberty Media        3,509,010                   155,493
Group Class A (a)

Charter Communications, Inc.      2,432,300                   29,644

Comcast Corp. Class A             1,213,800                   45,973
(special) (a)

Cox Communications, Inc.          1,105,485                   48,780
Class A (a)

Infinity Broadcasting Corp.       339,500                     10,737
Class A (a)

Time Warner, Inc.                 1,260,500                   99,501

                                                              390,128

ENTERTAINMENT - 2.0%

Fox Entertainment Group, Inc.     3,115,700                   81,398
Class A (a)

Viacom, Inc. Class B              4,305,171                   266,921
(non-vtg.) (a)

Walt Disney Co.                   1,895,000                   79,945

                                                              428,264

PUBLISHING - 0.1%

McGraw-Hill Companies, Inc.       234,100                     12,042

RESTAURANTS - 0.6%

McDonald's Corp.                  3,833,900                   137,302

TOTAL MEDIA & LEISURE                                         967,736

NONDURABLES - 0.5%

BEVERAGES - 0.1%

Seagram Co. Ltd.                  374,200                     17,504

HOUSEHOLD PRODUCTS - 0.4%

Clorox Co.                        574,700                     22,772

Procter & Gamble Co.              942,700                     62,690

                                                              85,462

TOTAL NONDURABLES                                             102,966

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 5.4%

GENERAL MERCHANDISE STORES -
2.8%

Kohls Corp. (a)                   793,600                    $ 41,069

Target Corp.                      1,774,700                   111,252

Wal-Mart Stores, Inc.             7,540,500                   434,521

                                                              586,842

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.6%

Best Buy Co., Inc. (a)            452,300                     28,947

Circuit City Stores, Inc. -       545,300                     27,163
Circuit City Group

Home Depot, Inc.                  5,583,250                   272,532

Lowe's Companies, Inc.            4,589,300                   213,689

                                                              542,331

TOTAL RETAIL & WHOLESALE                                      1,129,173

SERVICES - 0.1%

ADVERTISING - 0.1%

Interpublic Group of              239,500                     10,284
Companies, Inc.

SERVICES - 0.0%

Gartner Group, Inc. Class B       4,282                       47
(a)

TOTAL SERVICES                                                10,331

TECHNOLOGY - 42.4%

COMMUNICATIONS EQUIPMENT - 9.8%

Ciena Corp. (a)                   865,600                     103,602

Cisco Systems, Inc. (a)           14,091,600                  802,340

Corning, Inc.                     561,800                     108,673

Lucent Technologies, Inc.         1,633,200                   93,705

Nokia AB sponsored ADR            8,558,700                   445,052

Nortel Networks Corp.             5,322,000                   283,615

Oni Systems Corp.                 11,300                      283

Telefonaktiebolaget LM            9,892,400                   202,794
Ericsson sponsored ADR

                                                              2,040,064

COMPUTER SERVICES & SOFTWARE
- 9.6%

Adobe Systems, Inc.               1,894,300                   213,227

America Online, Inc. (a)          3,783,400                   200,520

Automatic Data Processing,        3,333,000                   183,107
Inc.

BEA Systems, Inc. (a)             1,057,300                   38,195

BroadVision, Inc. (a)             1,623,100                   58,127

Citrix Systems, Inc. (a)          1,688,100                   88,836

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Computer Associates               517,700                    $ 26,662
International, Inc.

Computer Sciences Corp. (a)       866,000                     83,082

E.piphany, Inc.                   187,000                     14,609

First Data Corp.                  878,900                     49,273

i2 Technologies, Inc. (a)         374,200                     39,806

InfoSpace.com, Inc. (a)           686,400                     29,773

Microsoft Corp. (a)               3,729,200                   233,308

Network Solutions, Inc. Class     570,100                     84,268
A (a)

Oracle Corp. (a)                  5,631,500                   404,764

Phone.com, Inc.                   342,400                     23,947

Redback Networks, Inc.            225,700                     18,931

Siebel Systems, Inc. (a)          873,100                     102,153

VeriSign, Inc. (a)                549,100                     74,334

Yahoo!, Inc. (a)                  327,000                     36,971

                                                              2,003,893

COMPUTERS & OFFICE EQUIPMENT
- 7.2%

Compaq Computer Corp.             4,518,200                   118,603

Dell Computer Corp. (a)           3,082,800                   132,946

EMC Corp. (a)                     1,960,100                   227,984

Hewlett-Packard Co.               1,088,600                   130,768

International Business            608,000                     65,246
Machines Corp.

Network Appliance, Inc. (a)       2,004,400                   129,409

SCI Systems, Inc. (a)(c)          7,501,800                   337,581

Sun Microsystems, Inc. (a)        4,869,600                   373,133

                                                              1,515,670

ELECTRONIC INSTRUMENTS - 2.7%

Agilent Technologies, Inc.        972,100                     71,571

Applied Materials, Inc. (a)       2,613,800                   218,252

KLA-Tencor Corp. (a)              1,668,500                   82,695

LAM Research Corp. (a)            5,865,200                   188,420

                                                              560,938

ELECTRONICS - 13.1%

Analog Devices, Inc. (a)          3,356,000                   258,412

Broadcom Corp. Class A (a)        704,500                     91,629

Flextronics International         3,075,541                   167,425
Ltd. (a)

Intel Corp.                       4,461,400                   556,281

JDS Uniphase Corp. (a)            1,633,800                   143,774

Methode Electronics, Inc.         564,000                     20,234
Class A

Micron Technology, Inc. (a)       4,778,000                   334,161

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Molex, Inc. Class A               2,420,565                  $ 89,258

Motorola, Inc.                    958,300                     89,841

National Semiconductor Corp.      3,253,600                   174,881
(a)

PMC-Sierra, Inc. (a)              210,100                     32,198

Sanmina Corp. (a)                 1,007,200                   64,083

Texas Instruments, Inc.           7,311,000                   528,220

Tyco International Ltd.           2,006,500                   94,431

Xilinx, Inc. (a)                  1,334,100                   101,558

                                                              2,746,386

TOTAL TECHNOLOGY                                              8,866,951

UTILITIES - 6.9%

CELLULAR - 5.0%

AT&T Corp. - Wireless Group       850,000                     24,278

China Telecom Ltd. sponsored      935,400                     137,504
ADR (a)

Nextel Communications, Inc.       2,049,500                   189,835
Class A (a)

Nextel Partners, Inc. Class A     36,500                      621

QUALCOMM, Inc. (a)                757,000                     50,246

Sprint Corp. - PCS Group          4,625,900                   256,737
Series 1 (a)

Vodafone AirTouch PLC             5,898,600                   270,230
sponsored ADR

VoiceStream Wireless Corp. (a)    959,200                     109,828

                                                              1,039,279

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     793,500                     69,233

TELEPHONE SERVICES - 1.6%

Bell Atlantic Corp.               920,292                     48,660

Level 3 Communications, Inc.      1,545,100                   117,910
(a)

NEXTLINK Communications, Inc.     1,065,600                   74,659
Class A (a)

Telefonica SA sponsored ADR       843,000                     51,318

U.S. WEST, Inc.                   233,700                     16,826

WorldCom, Inc. (a)                568,206                     21,379

                                                              330,752

TOTAL UTILITIES                                               1,439,264

TOTAL COMMON STOCKS                                           20,192,189
(Cost $15,686,433)

CASH EQUIVALENTS - 4.6%

                                 SHARES                      VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,     153,018,100                $ 153,018
6.54% (b)

Taxable Central Cash Fund,        814,363,328                 814,363
6.37% (b)

TOTAL CASH EQUIVALENTS                                        967,381
(Cost $967,381)

TOTAL INVESTMENT PORTFOLIO -                                  21,159,570
101.2%
(Cost $16,653,814)

NET OTHER ASSETS - (1.2)%                                     (246,329)

NET ASSETS - 100%                                           $ 20,913,241


LEGEND
(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     88.5%

Finland                       2.1

United Kingdom                2.1

Canada                        1.5

Japan                         1.3

Sweden                        1.0

Others (individually less     3.5
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $16,652,335,000. Net unrealized appreciation aggregated $4,507,235,000, of which $5,703,406,000 related to appreciated investment securities and $1,196,171,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                             MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 21,159,570
value (cost $16,653,814) -
See accompanying schedule

Receivable for investments                49,569
sold

Receivable for fund shares                11,424
sold

Dividends receivable                      11,639

Interest receivable                       3,519

Other receivables                         448

 TOTAL ASSETS                             21,236,169

LIABILITIES

Payable for investments        $ 58,857
purchased

Payable for fund shares         92,528
redeemed

Accrued management fee          5,923

Distribution fees payable       9,512

Other payables and accrued      3,090
expenses

Collateral on securities        153,018
loaned, at value

 TOTAL LIABILITIES                        322,928

NET ASSETS                               $ 20,913,241

Net Assets consist of:

Paid in capital                          $ 15,364,774

Distributions in excess of                (25,388)
net investment income

Accumulated undistributed net             1,068,200
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               4,505,655
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 20,913,241

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $41.54
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($536,351
(divided by) 12,911 shares)

Maximum offering price per         $44.07
share (100/94.25 of $41.54)

CLASS T: NET ASSET VALUE and       $41.96
redemption price per share
($17,712,449 (divided by)
422,083 shares)

Maximum offering price per         $43.48
share (100/96.50 of $41.96)

CLASS B: NET ASSET VALUE and       $41.37
offering price per share
($1,783,952 (divided by)
43,124 shares) A

CLASS C: NET ASSET VALUE and       $41.45
offering price per share
($519,289 (divided by)
12,527 shares) A

INSTITUTIONAL CLASS: NET           $41.96
ASSET VALUE, offering price
and redemption price   per
share ($361,200 (divided by)
8,609 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS           SIX
                               MONTHS ENDED MAY 31, 2000
                                             (UNAUDITED)

INVESTMENT INCOME                              $ 107,682
Dividends (including $1,445
received from affiliated
issuers)

Interest                                        33,610

Security lending                                711

 TOTAL INCOME                                   142,003

EXPENSES

Management fee Basic fee         $ 70,842

 Performance adjustment           (24,964)

Transfer agent fees               23,279

Distribution fees                 66,210

Accounting and security           708
lending fees

Non-interested trustees'          48
compensation

Custodian fees and expenses       313

Registration fees                 468

Audit                             69

Legal                             75

Interest                          111

Miscellaneous                     49

 Total expenses before            137,208
reductions

 Expense reductions               (5,269)       131,939

NET INVESTMENT INCOME                           10,064

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,139,527
(including realized loss of
 $131,018 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (290)         1,139,237

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (3,040,491)

 Assets and liabilities in        (55)          (3,040,546)
foreign currencies

NET GAIN (LOSS)                                 (1,901,309)

NET INCREASE (DECREASE) IN                     $ (1,891,245)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 10,064                       $ 205,720
income

 Net realized gain (loss)       1,139,237                      3,285,007

 Change in net unrealized       (3,040,546)                    (1,529,997)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (1,891,245)                    1,960,730
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (174,951)                      (195,067)
From net investment income

 In excess of net investment    (25,388)                       -
income

 From net realized gain         (2,846,861)                    (939,863)

 TOTAL DISTRIBUTIONS            (3,047,200)                    (1,134,930)

Share transactions - net        (2,681,296)                    194,901
increase (decrease)

  TOTAL INCREASE (DECREASE)     (7,619,741)                    1,020,701
IN NET ASSETS

NET ASSETS

 Beginning of period            28,532,982                     27,512,281

 End of period (including      $ 20,913,241                   $ 28,532,982
under (over) distribution of
 net investment income of
$(25,388) and $191,572,
respectively)



FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1999                      1998     1997 I       1997 H

Net asset value, beginning of    $ 50.61                        $ 49.33                   $ 44.02  $ 42.57      $ 35.39
period

Income from Investment
Operations

Net investment income D           .07                            .47                       .48      .04          .54

Net realized and unrealized       (3.51)                         2.97                      8.03     1.41         8.80
gain (loss)

Total from investment             (3.44)                         3.44                      8.51     1.45         9.34
operations

Less Distributions

From net investment income        (.45)                          (.47)                     (.60)    -            (.72)

In excess of net investment       (.07)                          -                         -        -            -
income

From net realized gain            (5.11)                         (1.69)                    (2.60)   -            (1.44)

Total distributions               (5.63)                         (2.16)                    (3.20)   -            (2.16)

Net asset value, end of period   $ 41.54                        $ 50.61                   $ 49.33  $ 44.02      $ 42.57

TOTAL RETURN B, C                 (7.69)%                        7.31%                     20.82%   3.41%        27.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 536                          $ 640                     $ 359    $ 143        $ 130
millions)

Ratio of expenses to average      .89% A                         .92%                      .97%     1.10% A, F   1.05%
net assets

Ratio of expenses to average      .84% A, G                      .91% G                    .96% G   1.09% A, G   1.04% G
net assets after expense
reductions

Ratio of net investment           .32% A                         .93%                      1.06%    1.22% A      1.36%
income to average net assets

Portfolio turnover                131% A                         43%                       25%      33% A        35%



FINANCIAL HIGHLIGHTS - CLASS A

                                 YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          1996 E

Net asset value, beginning of    $ 32.86
period

Income from Investment
Operations

Net investment income D           .09

Net realized and unrealized       2.44
gain (loss)

Total from investment             2.53
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            -

Total distributions               -

Net asset value, end of period   $ 35.39

TOTAL RETURN B, C                 7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 10
millions)

Ratio of expenses to average      1.48% A, F
net assets

Ratio of expenses to average      1.47% A, G
net assets after expense
reductions

Ratio of net investment           1.74% A
income to average net assets

Portfolio turnover                33%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H YEAR ENDED OCTOBER 31
I ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1999                      1998      1997 G       1997 F

Net asset value, beginning of    $ 50.96                        $ 49.63                   $ 44.20   $ 42.76      $ 35.41
period

Income from Investment
Operations

Net investment income             .03 D                          .37 D                     .42 D     .03 D        .55 D

Net realized and unrealized       (3.55)                         3.00                      8.08      1.41         8.78
gain (loss)

Total from investment             (3.52)                         3.37                      8.50      1.44         9.33
operations

Less Distributions

From net investment income        (.32)                          (.35)                     (.47)     -            (.54)

In excess of net investment       (.05)                          -                         -         -            -
income

From net realized gain            (5.11)                         (1.69)                    (2.60)    -            (1.44)

 Total distributions              (5.48)                         (2.04)                    (3.07)    -            (1.98)

Net asset value, end of period   $ 41.96                        $ 50.96                   $ 49.63   $ 44.20      $ 42.76

TOTAL RETURN B, C                 (7.78)%                        7.10%                     20.63%    3.37%        27.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 17,712                       $ 24,357                  $ 24,802  $ 20,411     $ 19,652
millions)

Ratio of expenses to average      1.08% A                        1.12%                     1.14%     1.28% A      1.18%
net assets

Ratio of expenses to average      1.03% A, E                     1.11% E                   1.13% E   1.27% A, E   1.17% E
net assets after  expense
reductions

Ratio of net investment           .13% A                         .73%                      .92%      1.03% A      1.39%
income to average net assets

Portfolio turnover                131% A                         43%                       25%       33% A        35%



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          1996 F    1995 F

Net asset value, beginning of    $ 30.89   $ 26.62
period

Income from Investment
Operations

Net investment income             .61 D     .39

Net realized and unrealized       4.72      5.31
gain (loss)

Total from investment             5.33      5.70
operations

Less Distributions

From net investment income        (.41)     (.27)

In excess of net investment       -         -
income

From net realized gain            (.40)     (1.16)

 Total distributions              (.81)     (1.43)

Net asset value, end of period   $ 35.41   $ 30.89

TOTAL RETURN B, C                 17.61%    22.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 14,315  $ 9,691
millions)

Ratio of expenses to average      1.34%     1.59%
net assets

Ratio of expenses to average      1.34%     1.58% E
net assets after  expense
reductions

Ratio of net investment           1.88%     1.56%
income to average net assets

Portfolio turnover                33%       39%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F YEAR ENDED OCTOBER 31
G ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                    1998      1997 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 50.25                        $ 49.12                 $ 44.02   $ 42.60      $ 37.62
period

Income from Investment
Operations

Net investment income (loss) D    (.10)                          .09                     .14       .02          .13

Net realized and unrealized       (3.49)                         2.97                    8.04      1.40         4.85
gain (loss)

Total from investment             (3.59)                         3.06                    8.18      1.42         4.98
operations

Less Distributions

From net investment  income       (.16)                          (.24)                   (.48)     -            -

In excess of net investment       (.02)                          -                       -         -            -
income

From net realized gain            (5.11)                         (1.69)                  (2.60)    -            -

Total distributions               (5.29)                         (1.93)                  (3.08)    -            -

Net asset value, end  of         $ 41.37                        $ 50.25                 $ 49.12   $ 44.02      $ 42.60
period

TOTAL RETURN B, C                 (8.02)%                        6.50%                   19.95%    3.33%        13.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,784                        $ 2,264                 $ 1,432   $ 423        $ 371
millions)

Ratio of expenses to average      1.66% A                        1.67%                   1.71%     1.85% A, F   1.75% A
net assets

Ratio of expenses to average      1.61% A, G                     1.66% G                 1.70% G   1.84% A, G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           (.45)% A                       .19%                    .31%      .47% A       .48% A
income (loss) to  average
net assets

Portfolio turnover                131% A                         43%                     25%       33% A        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. H ONE MONTH ENDED NOVEMBER 30, 1997

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 50.39                        $ 49.33                   $ 44.20  $ 43.62
period

Income from Investment
Operations

Net investment income (loss) D    (.09)                          .10                       .12      .02

Net realized and unrealized       (3.51)                         2.97                      8.08     .56
gain (loss)

Total from investment             (3.60)                         3.07                      8.20     .58
operations

Less Distributions

From net investment income        (.20)                          (.32)                     (.47)    -

In excess of net investment       (.03)                          -                         -        -
income

From net realized gain            (5.11)                         (1.69)                    (2.60)   -

Total distributions               (5.34)                         (2.01)                    (3.07)   -

Net asset value, end of period   $ 41.45                        $ 50.39                   $ 49.33  $ 44.20

TOTAL RETURN B, C                 (8.03)%                        6.50%                     19.91%   1.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 519                          $ 688                     $ 301    $ 6
millions)

Ratio of expenses to average      1.63% A                        1.65%                     1.70%    1.85% A, F
net assets

Ratio of expenses to average      1.59% A, G                     1.64% G                   1.70%    1.84% A, G
net assets after expense
reductions

Ratio of net investment           (.42)% A                       .20%                      .27%     .74% A
income (loss) to average net
assets

Portfolio turnover                131% A                         43%                       25%      33% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1999                 1998     1997 H      1997 G   1996 G

Net asset value, beginning of    $ 51.10                        $ 49.78              $ 44.31  $ 42.85     $ 35.47  $ 30.97
period

Income from Investment
Operations

Net investment income             .14 D                          .63 D                .65 D    .05 D       .75 D    .77 D

Net realized and unrealized       (3.53)                         2.98                 8.10     1.41        8.78     4.74
gain (loss)

Total from investment             (3.39)                         3.61                 8.75     1.46        9.53     5.51
operations

Less Distributions

From net investment income        (.56)                          (.60)                (.68)    -           (.71)    (.61)

In excess of net investment       (.08)                          -                    -        -           -        -
income

From net realized gain            (5.11)                         (1.69)               (2.60)   -           (1.44)   (.40)

Total distributions               (5.75)                         (2.29)               (3.28)   -           (2.15)   (1.01)

Net asset value, end of period   $ 41.96                        $ 51.10              $ 49.78  $ 44.31     $ 42.85  $ 35.47

TOTAL RETURN B, C                 (7.52)%                        7.62%                21.29%   3.41%       28.07%   18.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 361                          $ 584                $ 618    $ 392       $ 375    $ 250
millions)

Ratio of expenses to average      .56% A                         .62%                 .62%     .71% A      .66%     .85%
net assets

Ratio of expenses to average      .52% A, F                      .61% F               .61% F   .70% A, F   .65% F   .84% F
net assets after  expense
reductions

Ratio of net investment           .65% A                         1.24%                1.43%    1.60% A     1.91%    2.38%
income to average net assets

Portfolio turnover                131% A                         43%                  25%      33% A       35%      33%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          1995 E

Net asset value, beginning of    $ 29.04
period

Income from Investment
Operations

Net investment income             .12

Net realized and unrealized       1.81
gain (loss)

Total from investment             1.93
operations

Less Distributions

From net investment income        -

In excess of net investment       -
income

From net realized gain            -

Total distributions               -

Net asset value, end of period   $ 30.97

TOTAL RETURN B, C                 6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 72
millions)

Ratio of expenses to average      .82% A
net assets

Ratio of expenses to average      .81% A, F
net assets after  expense
reductions

Ratio of net investment           2.33% A
income to average net assets

Portfolio turnover                39%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H YEAR ENDED OCTOBER 31
I ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $15,840,307,000 and $21,013,650,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $2,036,577,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 738,000     $ 2,000

CLASS T    52,313,000    562,000

CLASS B    10,131,000    7,606,000

CLASS C    3,028,000     1,444,000

          $ 66,210,000  $ 9,614,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 897,000    $ 355,000

CLASS T    2,359,000    721,000

CLASS B    4,642,000    4,642,000 *

CLASS C    279,000      279,000 *

          $ 8,177,000  $ 5,997,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT        % OF AVERAGE NET ASSETS

CLASS A                $ 716,000     .24 *

CLASS T                 18,904,000   .18 *

CLASS B                 2,579,000    .26 *

CLASS C                 693,000      .23 *

INSTITUTIONAL CLASS     387,000      .17 *

                       $ 23,279,000

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $610,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $51,086,000. The weighted average interest rate was 5.87%. Interest expense includes $16,000 paid under the interfund lending program.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

6. SECURITY LENDING - CONTINUED

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $147,778,000. The fund received cash collateral of $153,018,000 which was invested in cash equivalents.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $149,130,000. The weighted average interest rate was 5.71%. Interest expense includes $95,000 paid under the bank borrowing program.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,105,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $90,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 8,000

CLASS T    64,000

CLASS B    1,000

CLASS C    1,000

          $ 74,000

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED MAY 31,  2000  YEAR ENDED  NOVEMBER 30, 1999

FROM NET INVESTMENT INCOME

Class A                      $ 5,702                         $ 3,446

Class T                       153,146                         175,050

Class B                       7,046                           7,090

Class C                       2,733                           2,000

Institutional Class           6,324                           7,481

Total                        $ 174,951                       $ 195,067

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ 828                           $ -

Class T                       22,223                          -

Class B                       1,022                           -

Class C                       397                             -

Institutional Class           918                             -

Total                        $ 25,388                        $ -

FROM NET REALIZED GAIN

Class A                      $ 64,315                        $ 12,417

Class T                       2,425,572                       845,704

Class B                       229,452                         50,007

Class C                       69,641                          10,642

Institutional Class           57,881                          21,093

Total                        $ 2,846,861                     $ 939,863

                             $ 3,047,200                     $ 1,134,930


10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        7,706                   $ 120,481
                                 2,718

Reinvestment of distributions    1,487                     317                      67,254

Shares redeemed                  (3,931)                   (2,665)                  (173,748)

Net increase (decrease)          274                       5,358                   $ 13,987

CLASS T Shares sold              33,542                    84,989                  $ 1,494,123

Reinvestment of distributions    53,007                    20,264                   2,424,402

Shares redeemed                  (142,447)                 (126,979)                (6,364,961)

Net increase (decrease)          (55,898)                  (21,726)                $ (2,446,436)

CLASS B Shares sold              4,952                     20,524                  $ 219,510

Reinvestment of distributions    4,562                     1,064                    206,305

Shares redeemed                  (11,446)                  (5,677)                  (504,387)

Net increase (decrease)          (1,932)                   15,911                  $ (78,572)

CLASS C Shares sold              2,728                     9,384                   $ 121,650

Reinvestment of distributions    1,259                     217                      57,030

Shares redeemed                  (5,116)                   (2,048)                  (225,846)

Net increase (decrease)          (1,129)                   7,553                   $ (47,166)

INSTITUTIONAL CLASS Shares       1,727                     4,369                   $ 77,397
sold

Reinvestment of distributions    1,159                     505                      52,861

Shares redeemed                  (5,704)                   (5,872)                  (253,367)

Net increase (decrease)          (2,818)                   (998)                   $ (123,109)



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 388,943


Reinvestment of distributions    14,915

Shares redeemed                  (134,575)

Net increase (decrease)         $ 269,283

CLASS T Shares sold             $ 4,305,403

Reinvestment of distributions    961,462

Shares redeemed                  (6,461,873)

Net increase (decrease)         $ (1,195,008)

CLASS B Shares sold             $ 1,029,947

Reinvestment of distributions    50,034

Shares redeemed                  (285,427)

Net increase (decrease)         $ 794,554

CLASS C Shares sold             $ 472,443

Reinvestment of distributions    10,228

Shares redeemed                  (103,255)

Net increase (decrease)         $ 379,416

INSTITUTIONAL CLASS Shares      $ 220,446
sold

Reinvestment of distributions    23,925

Shares redeemed                  (297,715)

Net increase (decrease)         $ (53,344)


11. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS              PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

AmeriSource Health Corp.          $ 5,102            $ 71,814        $ -                  $ -
Class A

Burlington Industries, Inc.        -                  1,984           -                    -

Centex Corp.                       -                  61,580          181                  -

Cummins Engine Co., Inc.           -                  5,401           -                    -

D.R. Horton, Inc.                  549                22,671          137                  -

Discount Auto Parts, Inc.          -                  4,825           -                    -

Kaufman & Broad Home Corp.         -                  50,146          254                  -

LAM Research Corp.                 -                  5,433           -                    -

Lennar Corp.                       714                28,639          31                   -

Liz Claiborne, Inc.                -                  52,597          -                    -

MGIC Investment Corp.              -                  135,172         -                    -

Policy Management Systems          6,665              28,992          -                    -
Corp.

SCI Systems, Inc.                  -                  16,408          -                    337,581

Tech Data Corp.                    5,158              96,008          -                    -

Tosco Corp.                        -                  11,597          525                  -

Warnaco Group, Inc. Class A        -                  17,457          317                  -

TOTALS                            $ 18,188           $ 610,724       $ 1,445              $ 337,581






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Bettina Doulton, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GOI-SANN-0700  106148
1.704619.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MID CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  29  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 38  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MID CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL A  26.88%         42.34%       155.67%

FIDELITY ADV MID CAP - CL A  19.58%         34.16%       140.97%
(INCL. 5.75% SALES CHARGE)

S&P MidCap 400 (registered   13.78%         21.46%       123.25%
trademark)

Mid-Cap Funds Average        14.74%         33.79%       n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's MidCap 400(registered trademark) Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL A  42.34%       24.53%

FIDELITY ADV MID CAP - CL A  34.16%       22.82%
(INCL. 5.75% SALES CHARGE)

S&P MidCap 400               21.46%       20.65%

Mid-Cap Funds Average        33.79%       n/a

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL A            S&P MidCap 400
             00251                       SP004
  1996/02/20       9425.00                    10000.00
  1996/02/29       9594.65                    10122.33
  1996/03/31       9670.05                    10243.60
  1996/04/30      10141.30                    10556.44
  1996/05/31      10621.98                    10699.16
  1996/06/30      10150.73                    10538.56
  1996/07/31       9509.83                     9825.63
  1996/08/31      10160.15                    10392.28
  1996/09/30      10829.33                    10845.38
  1996/10/31      10537.15                    10876.94
  1996/11/30      11027.25                    11489.64
  1996/12/31      10887.64                    11502.39
  1997/01/31      11262.08                    11934.19
  1997/02/28      11060.46                    11836.09
  1997/03/31      10465.19                    11331.52
  1997/04/30      10762.82                    11625.34
  1997/05/31      11674.93                    12641.86
  1997/06/30      12299.00                    12996.97
  1997/07/31      13259.11                    14283.80
  1997/08/31      13230.30                    14266.52
  1997/09/30      13902.38                    15086.56
  1997/10/31      13268.71                    14430.14
  1997/11/30      13479.93                    14644.00
  1997/12/31      13866.58                    15212.33
  1998/01/31      13737.97                    14922.69
  1998/02/28      14874.75                    16159.03
  1998/03/31      15657.63                    16887.81
  1998/04/30      15593.29                    17196.01
  1998/05/31      15099.97                    16422.36
  1998/06/30      15550.39                    16525.99
  1998/07/31      15121.41                    15885.27
  1998/08/31      12354.52                    12928.39
  1998/09/30      12869.29                    14135.25
  1998/10/31      13834.49                    15398.52
  1998/11/30      14703.16                    16166.91
  1998/12/31      15886.12                    18120.19
  1999/01/31      16085.81                    17414.77
  1999/02/28      15220.50                    16502.94
  1999/03/31      15919.40                    16964.03
  1999/04/30      17006.58                    18302.15
  1999/05/31      16928.93                    18381.40
  1999/06/30      17993.92                    19365.72
  1999/07/31      17616.73                    18954.20
  1999/08/31      17627.83                    18304.45
  1999/09/30      17139.71                    17739.39
  1999/10/31      17927.36                    18643.39
  1999/11/30      18992.35                    19621.99
  1999/12/31      21997.62                    20788.12
  2000/01/31      22294.26                    20202.73
  2000/02/29      28688.08                    21616.51
  2000/03/31      27113.66                    23425.60
  2000/04/30      25214.75                    22607.58
  2000/05/31      24097.03                    22325.43
IMATRL PRASUN   SHR__CHT 20000531 20000621 094515 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $24,097 - a 140.97% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,325 - a 123.25% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP CORE FUNDS AVERAGE WERE, 15.53% AND 34.08%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 34.08%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVERAGE WERE, 13.11% AND 33.61%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 33.61%.

FIDELITY ADVISOR MID CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL T  26.82%         42.11%       154.81%

FIDELITY ADV MID CAP - CL T  22.38%         37.14%       145.89%
(INCL. 3.50% SALES CHARGE)

S&P MidCap 400               13.78%         21.46%       123.25%

Mid-Cap Funds Average        14.74%         33.79%       n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL T  42.11%       24.43%

FIDELITY ADV MID CAP - CL T  37.14%       23.40%
(INCL. 3.50% SALES CHARGE)

S&P MidCap 400               21.46%       20.65%

Mid-Cap Funds Average        33.79%       n/a

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL T            S&P MidCap 400
             00531                       SP004
  1996/02/20       9650.00                    10000.00
  1996/02/29       9823.70                    10122.33
  1996/03/31       9900.90                    10243.60
  1996/04/30      10383.40                    10556.44
  1996/05/31      10875.55                    10699.16
  1996/06/30      10393.05                    10538.56
  1996/07/31       9736.85                     9825.63
  1996/08/31      10402.70                    10392.28
  1996/09/30      11078.20                    10845.38
  1996/10/31      10788.70                    10876.94
  1996/11/30      11290.50                    11489.64
  1996/12/31      11156.94                    11502.39
  1997/01/31      11529.49                    11934.19
  1997/02/28      11323.61                    11836.09
  1997/03/31      10715.76                    11331.52
  1997/04/30      11019.68                    11625.34
  1997/05/31      11960.87                    12641.86
  1997/06/30      12598.13                    12996.97
  1997/07/31      13578.53                    14283.80
  1997/08/31      13558.92                    14266.52
  1997/09/30      14235.39                    15086.56
  1997/10/31      13598.13                    14430.14
  1997/11/30      13813.82                    14644.00
  1997/12/31      14196.99                    15212.33
  1998/01/31      14076.76                    14922.69
  1998/02/28      15247.09                    16159.03
  1998/03/31      16045.54                    16887.81
  1998/04/30      15979.91                    17196.01
  1998/05/31      15465.84                    16422.36
  1998/06/30      15925.22                    16525.99
  1998/07/31      15476.78                    15885.27
  1998/08/31      12643.93                    12928.39
  1998/09/30      13168.93                    14135.25
  1998/10/31      14153.32                    15398.52
  1998/11/30      15039.27                    16166.91
  1998/12/31      16242.41                    18120.19
  1999/01/31      16456.72                    17414.77
  1999/02/28      15565.65                    16502.94
  1999/03/31      16276.25                    16964.03
  1999/04/30      17392.92                    18302.15
  1999/05/31      17302.68                    18381.40
  1999/06/30      18385.51                    19365.72
  1999/07/31      17990.73                    18954.20
  1999/08/31      18002.01                    18304.45
  1999/09/30      17505.71                    17739.39
  1999/10/31      18317.83                    18643.39
  1999/11/30      19389.38                    19621.99
  1999/12/31      22461.73                    20788.12
  2000/01/31      22762.40                    20202.73
  2000/02/29      29302.48                    21616.51
  2000/03/31      27694.86                    23425.60
  2000/04/30      25746.24                    22607.58
  2000/05/31      24589.24                    22325.43
IMATRL PRASUN   SHR__CHT 20000531 20000621 094859 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $24,589 - a 145.89% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,325 - a 123.25% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP CORE FUNDS AVERAGE WERE, 15.53% AND 34.08%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 34.08%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVERAGE WERE, 13.11% AND 33.61%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 33.61%.

FIDELITY ADVISOR MID CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 2%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL B  26.44%         41.39%       148.41%

FIDELITY ADV MID CAP - CL B  21.44%         36.39%       146.41%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400               13.78%         21.46%       123.25%

Mid-Cap Funds Average        14.74%         33.79%       n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL B    41.39%       23.69%

FIDELITY ADV MID CAP - CL B    36.39%       23.46%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400                 21.46%       20.65%

Mid-Cap Funds Average          33.79%       n/a

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL B            S&P MidCap 400
             00532                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.00                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.00                    10538.56
  1996/07/31      10050.00                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.00                    10845.38
  1996/10/31      11110.00                    10876.94
  1996/11/30      11610.00                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.19                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.76                    12641.86
  1997/06/30      12920.45                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/30      14126.36                    14644.00
  1997/12/31      14532.01                    15212.33
  1998/01/31      14396.81                    14922.69
  1998/02/28      15580.57                    16159.03
  1998/03/31      16381.02                    16887.81
  1998/04/30      16313.38                    17196.01
  1998/05/31      15783.50                    16422.36
  1998/06/30      16245.73                    16525.99
  1998/07/31      15783.50                    15885.27
  1998/08/31      12886.10                    12928.39
  1998/09/30      13415.98                    14135.25
  1998/10/31      14419.36                    15398.52
  1998/11/30      15310.00                    16166.91
  1998/12/31      16536.44                    18120.19
  1999/01/31      16733.71                    17414.77
  1999/02/28      15828.56                    16502.94
  1999/03/31      16548.04                    16964.03
  1999/04/30      17662.08                    18302.15
  1999/05/31      17569.24                    18381.40
  1999/06/30      18671.67                    19365.72
  1999/07/31      18253.91                    18954.20
  1999/08/31      18265.51                    18304.45
  1999/09/30      17754.91                    17739.39
  1999/10/31      18555.62                    18643.39
  1999/11/30      19646.45                    19621.99
  1999/12/31      22743.86                    20788.12
  2000/01/31      23040.13                    20202.73
  2000/02/29      29631.96                    21616.51
  2000/03/31      27993.39                    23425.60
  2000/04/30      26004.58                    22607.58
  2000/05/31      24641.00                    22325.43
IMATRL PRASUN   SHR__CHT 20000531 20000621 095123 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $24,641 - a 146.41% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,325 - a 123.25% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP CORE FUNDS AVERAGE WERE, 15.53% AND 34.08%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 34.08%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVERAGE WERE, 13.11% AND 33.61%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 33.61%.

FIDELITY ADVISOR MID CAP FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL C  26.41%         41.32%       147.53%

FIDELITY ADV MID CAP - CL C  25.41%         40.32%       147.53%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400               13.78%         21.46%       123.25%

Mid-Cap Funds Average        14.74%         33.79%       n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL C  41.32%       23.59%

FIDELITY ADV MID CAP - CL C  40.32%       23.59%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400               21.46%       20.65%

Mid-Cap Funds Average        33.79%       n/a

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL C            S&P MidCap 400
             00484                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.00                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.00                    10538.56
  1996/07/31      10050.00                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.00                    10845.38
  1996/10/31      11110.00                    10876.94
  1996/11/30      11610.00                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.19                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.76                    12641.86
  1997/06/30      12920.45                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/30      14127.17                    14644.00
  1997/12/31      14530.54                    15212.33
  1998/01/31      14385.10                    14922.69
  1998/02/28      15571.73                    16159.03
  1998/03/31      16366.55                    16887.81
  1998/04/30      16288.19                    17196.01
  1998/05/31      15739.65                    16422.36
  1998/06/30      16198.63                    16525.99
  1998/07/31      15739.65                    15885.27
  1998/08/31      12851.44                    12928.39
  1998/09/30      13377.58                    14135.25
  1998/10/31      14373.91                    15398.52
  1998/11/30      15269.48                    16166.91
  1998/12/31      16477.62                    18120.19
  1999/01/31      16685.33                    17414.77
  1999/02/28      15773.75                    16502.94
  1999/03/31      16489.16                    16964.03
  1999/04/30      17608.44                    18302.15
  1999/05/31      17516.13                    18381.40
  1999/06/30      18612.33                    19365.72
  1999/07/31      18196.93                    18954.20
  1999/08/31      18208.47                    18304.45
  1999/09/30      17689.21                    17739.39
  1999/10/31      18496.94                    18643.39
  1999/11/30      19581.60                    19621.99
  1999/12/31      22676.34                    20788.12
  2000/01/31      22959.08                    20202.73
  2000/02/29      29536.62                    21616.51
  2000/03/31      27904.69                    23425.60
  2000/04/30      25923.96                    22607.58
  2000/05/31      24752.96                    22325.43
IMATRL PRASUN   SHR__CHT 20000531 20000621 100022 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have been $24,753 - a 147.53% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,325 - a 123.25% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP CORE FUNDS AVERAGE WERE, 15.53% AND 34.08%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 34.08%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVERAGE WERE, 13.11% AND 33.61%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 33.61%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of David Felman)

An interview with David Felman, Portfolio Manager of Fidelity Advisor
Mid Cap Fund

Q. HOW DID THE FUND PERFORM, DAVID?

A. For the six-month period that ended on May 31, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of 26.88%, 26.82%, 26.44% and 26.41%, respectively. During the same period, the Standard & Poor's MidCap 400 Index returned 13.78% and the mid-cap funds average monitored by Lipper Inc. was up 14.74%. For the 12-month period that ended on May 31, 2000, the fund's Class A, Class T, Class B and Class C shares had total returns of 42.34%, 42.11%, 41.39% and 41.32%, respectively. The S&P MidCap index returned 21.46% for the 12 months, while the mid-cap funds average was 33.79%.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. Especially in the first four months of the period, the fund's heavy weightings in technology and health care - notably biotechnology - supported overall performance, as did my decision to reduce weightings in media, advertising and financial services stocks. On the other hand, I increased the fund's energy investments, and this helped late in the period as energy prices rose and the industry rallied. The strong performance of the fund's energy positions helped offset some of the losses in our technology and biotechnology holdings, which suffered a steep correction in April and May 2000. I believe the correction was caused more by a general concern about high valuations of technology and biotechnology stocks than any deterioration in the business fundamentals of the fund's holdings.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES?

A. I had a heavy emphasis on technology throughout the period. Even though I trimmed technology holdings late in the period, they still accounted for 33% of net assets as of May 31. Within technology, wireless communications and the Internet were my two principal investment themes. Wireless market penetration and usage increased, benefiting service providers such as Nextel and equipment companies such as Kopin. The fund held good positions in both companies. Demand for the Internet also grew. Internet-related investments that performed particularly well included Exodus Communications, DoubleClick and Veritas Software Corp.

Q. OUTSIDE OF TECHNOLOGY, YOUR LARGEST WEIGHTINGS WERE IN ENERGY AND HEALTH CARE, AT 13.8% AND 11.9% OF NET ASSETS, RESPECTIVELY. WHAT WERE YOUR STRATEGIES?

A. I was enthusiastic about the prospects for energy stocks. As OPEC showed discipline in restraining oil production, prices rose. Meanwhile, inventories were down. After several years of relatively light spending on equipment, the industry started to increase its capital investments. All these factors indicated improving prospects. My better-performing energy investments included Apache, an exploration and production company, and BJ Services, which provides services for exploration companies. In health care, I invested in biotechnology companies, which did well as developing drugs either approached or reached the consumer market. Among the holdings that benefited were COR Therapeutics and Cephalon. I also invested in companies that could take advantage of developments in genomics, or gene-mapping. Two examples that did well early in the period were Incyte Pharmaceuticals and Gene Logic.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Idec Pharmaceuticals, a biotechnology company, had disappointing performance after one of its principal drugs had slower-than-expected sales growth. In general, the fund's relative performance suffered in the final two months of the period when technology and biotechnology stocks fell. My underweighting in financial stocks helped performance for the first four months of the six-month period, but not in the final two months. I avoided them because I thought they were at the top of their cycle, merger-and-acquisition activity was slowing and interest rates were rising. However, investors rotated into financial services stocks as technology stocks fell. The same general trend benefited cyclical stocks, which I had underweighted with the exception of energy.

Q. WHAT IS YOUR OUTLOOK FOR THE MID-CAP STOCK MARKET?

A. The rapid growth of wireless communications and increased Internet usage are major long-term trends. However, the stocks that benefited from this growth reached very high valuations and then suffered sharp corrections in April and May. The question is: Where do we go from here? I believe that technology will continue to be a driving force of global change. Stock picking and fundamental analysis will be crucial and valuations probably will be important.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations

START DATE: February 20,
1996

SIZE: as of May 31, 2000,
more than $1.3 billion

MANAGER: David Felman, since
1999; joined Fidelity in
1993

DAVID FELMAN ON THE GROWTH
OF WIRELESS COMMUNICATIONS:

" In some parts of Europe, the
penetration of wireless
communications has reached 60% of
the population, exceeding even the
penetration of wire-based
communications. In the United
States, we still are only slightly
above 30% penetration. There is no
reason why wireless
communications will not exceed
60% penetration in the U.S., helping
both the service-providing
companies and the equipment
manufacturers. The main question
is the pace of the growth.

" I see two reasons why growth
may happen faster in the United
States than it did in Europe. First,
the second wave of growth tends
to be faster than the first wave,
and the U.S. is still in the first
wave. Secondly, the expansion of
data services over wireless phones
should accelerate growth in both
market penetration and usage.
Not only can we use wireless phones
to make telephone calls, but we
can use them to check stock
prices, buy books, check the
weather report, or get directions on
where to go. The risks are that
penetration will slow for some
unknown reasons or that the
economy will slow and consumers
will begin to see wireless phones
as luxuries. If the economy
weakens, and people don't have as
much money, they may not see the
need to spend more on wireless
phones."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Nextel Communications, Inc.     2.9                      2.4
Class A

Kopin Corp.                     2.5                      1.3

VERITAS Software Corp.          1.8                      2.2

Altera Corp.                    1.6                      1.0

Sepracor, Inc.                  1.1                      0.9

Calpine Corp.                   1.1                      0.9

Apache Corp.                    1.0                      0.9

General Motors Corp. Class H    1.0                      0.0

Dynegy, Inc. Class A            0.9                      0.0

Pegasus Communications Corp.    0.9                      0.0

                                14.8                     9.6

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Technology                      33.0                     33.4

Energy                          13.8                     9.9

Health                          11.9                     11.9

Utilities                       9.5                      10.8

Finance                         6.9                      9.7



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks and  Equity Futures      94.0%                         Stocks                                 97.9%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 6.0%                         Net Other Assets                        2.1%

* FOREIGN INVESTMENTS            5.5%                         ** FOREIGN INVESTMENTS                  6.0%

Row: 1, Col: 1, Value: 94.0                                   Row: 1, Col: 1, Value: 97.90000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.0                                    Row: 1, Col: 8, Value: 2.1







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 91.0%

                                 SHARES                      VALUE (NOTE 1)

BASIC INDUSTRIES - 1.6%

CHEMICALS & PLASTICS - 1.3%

Avery Dennison Corp.              73,900                     $ 4,526,375

Dow Chemical Co.                  14,300                      1,530,994

Ivex Packaging Corp. (a)          94,600                      851,400

Lyondell Chemical Co.             280,200                     4,675,838

M.A. Hanna Co.                    235,200                     2,748,900

Sealed Air Corp. (a)              47,500                      2,660,000

Union Carbide Corp.               24,700                      1,350,781

                                                              18,344,288

PACKAGING & CONTAINERS - 0.2%

Bemis Co., Inc.                   73,600                      2,530,000

PAPER & FOREST PRODUCTS - 0.1%

Trex Co., Inc.                    15,800                      703,100

TOTAL BASIC INDUSTRIES                                        21,577,388

CONSTRUCTION & REAL ESTATE -
0.4%

ENGINEERING - 0.4%

Bouygues SA                       2,900                       1,804,769

Dycom Industries, Inc. (a)        33,300                      1,612,969

Quanta Services, Inc. (a)         49,800                      2,440,200

                                                              5,857,938

DURABLES - 2.0%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Barrett Resources Corp.           94,400                      3,734,700

SPX Corp. (a)                     46,055                      4,850,167

                                                              8,584,867

CONSUMER ELECTRONICS - 1.0%

General Motors Corp. Class H      138,700                     13,653,281
(a)

TEXTILES & APPAREL - 0.4%

Jones Apparel Group, Inc. (a)     66,100                      1,772,306

Liz Claiborne, Inc.               91,420                      3,593,949

                                                              5,366,255

TOTAL DURABLES                                                27,604,403

ENERGY - 13.8%

ENERGY SERVICES - 7.8%

BJ Services Co. (a)               120,600                     8,637,975

Cal Dive International, Inc.      64,200                      2,957,213
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Coflexip SA sponsored ADR         41,400                     $ 2,411,550

Diamond Offshore Drilling,        122,100                     4,990,838
Inc.

ENSCO International, Inc.         272,300                     9,513,481

Global Marine, Inc.               308,900                     8,745,731

Grey Wolf, Inc. (a)               1,060,200                   5,301,000

Halliburton Co.                   138,800                     7,078,800

Hanover Compressor Co. (a)        59,900                      3,515,381

Helmerich & Payne, Inc.           130,100                     4,846,225

Nabors Industries, Inc. (a)       199,300                     8,569,900

Noble Drilling Corp. (a)          232,700                     10,093,363

Pride International, Inc. (a)     89,600                      2,279,200

R&B Falcon Corp. (a)              257,200                     6,028,125

Smith International, Inc. (a)     55,800                      4,411,688

Tidewater, Inc.                   156,900                     6,099,488

Transocean Sedco Forex, Inc.      90,300                      4,441,631

Varco International, Inc. (a)     166,796                     3,627,818

Weatherford International,        100,900                     4,345,006
Inc.

                                                              107,894,413

OIL & GAS - 6.0%

Anadarko Petroleum Corp.          110,300                     5,852,794

Apache Corp.                      225,000                     13,696,875

Burlington Resources, Inc.        118,200                     5,407,650

Cooper Cameron Corp. (a)          88,500                      6,172,875

Devon Energy Corp.                97,700                      5,843,681

EOG Resources, Inc.               73,400                      2,385,500

Grant Prideco, Inc. (a)           91,000                      2,115,750

Kerr-McGee Corp.                  46,627                      2,783,049

Murphy Oil Corp.                  14,200                      921,225

Noble Affiliates, Inc.            72,500                      2,850,156

Nuevo Energy Co. (a)              58,820                      1,135,961

Ocean Energy, Inc. (a)            259,400                     3,891,000

Santa Fe Snyder Corp. (a)         721,535                     9,109,379

Tosco Corp.                       114,600                     3,509,625

USX - Marathon Group              48,900                      1,329,469

Valero Energy Corp.               99,300                      2,904,525

Vastar Resources, Inc.            127,000                     10,342,563

Veritas DGC, Inc. (a)             122,600                     3,386,825

                                                              83,638,902

TOTAL ENERGY                                                  191,533,315

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - 6.9%

BANKS - 1.0%

Bank of New York Co., Inc.        76,600                     $ 3,595,413

Bank One Corp.                    309,100                     10,219,619

PNC Financial Services Group,     4,600                       231,725
Inc.

                                                              14,046,757

CREDIT & OTHER FINANCE - 0.6%

Concord EFS, Inc. (a)             93,800                      2,274,650

Household International, Inc.     123,100                     5,785,700

                                                              8,060,350

FEDERAL SPONSORED CREDIT - 0.9%

Freddie Mac                       263,800                     11,739,100

INSURANCE - 4.2%

Ace Ltd.                          121,100                     3,246,994

AFLAC, Inc.                       48,400                      2,501,675

Allmerica Financial Corp.         72,300                      4,170,806

AMBAC Financial Group, Inc.       120,600                     6,075,225

American General Corp.            27,500                      1,761,719

CIGNA Corp.                       128,750                     11,434,609

Hartford Financial Services       33,700                      1,992,513
Group, Inc.

Hartford Life, Inc. Class A       33,700                      1,691,319

Jefferson-Pilot Corp.             21,100                      1,447,988

MBIA, Inc.                        32,100                      1,855,781

MetLife, Inc.                     357,100                     7,320,550

Protective Life Corp.             130,100                     3,577,750

Reliastar Financial Corp.         116,575                     6,003,613

The Chubb Corp.                   27,800                      1,946,000

XL Capital Ltd. Class A           55,700                      3,314,150

                                                              58,340,692

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       70,500                      2,943,375

TOTAL FINANCE                                                 95,130,274

HEALTH - 11.9%

DRUGS & PHARMACEUTICALS - 9.6%

Abgenix, Inc. (a)                 32,200                      2,543,800

Alkermes, Inc. (a)                26,200                      959,575

Allergan, Inc.                    41,400                      2,843,663

Aviron (a)                        176,300                     4,264,256

Bristol-Myers Squibb Co.          106,400                     5,858,650

Celgene Corp. (a)                 182,400                     6,703,200

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Cephalon, Inc. (a)                227,600                    $ 11,778,300

Chiron Corp. (a)                  4,400                       166,925

COR Therapeutics, Inc. (a)        136,700                     8,663,363

Corixa Corp. (a)                  50,500                      1,609,688

CV Therapeutics, Inc. (a)         37,825                      1,569,738

Elan Corp. PLC sponsored ADR      100,100                     3,985,231
(a)

Eli Lilly & Co.                   38,913                      2,962,252

Forest Laboratories, Inc. (a)     51,000                      4,513,500

Gene Logic, Inc. (a)              135,800                     2,868,775

Genentech, Inc.                   17,000                      1,825,375

Gilead Sciences, Inc. (a)         35,390                      1,935,391

Human Genome Sciences, Inc.       3,500                       307,125
(a)

ImClone Systems, Inc. (a)         68,200                      4,816,625

Immunex Corp. (a)                 46,500                      1,203,188

Medimmune, Inc. (a)               12,990                      2,018,321

Millennium Pharmaceuticals,       67,932                      5,680,814
Inc. (a)

Mylan Laboratories, Inc.          62,900                      1,686,506

Myriad Genetics, Inc. (a)         54,850                      4,326,294

PE Corp. - Celera Genomics        70,500                      3,921,563
Group (a)

Protein Design Labs, Inc. (a)     71,000                      7,570,375

QLT, Inc. (a)                     180,130                     8,847,013

Schering-Plough Corp.             49,400                      2,389,725

Sepracor, Inc. (a)                156,500                     14,965,313

SuperGen, Inc. (a)                53,900                      1,273,388

Teva Pharmaceutical               97,800                      5,268,975
Industries Ltd. ADR

Titan Pharmaceuticals, Inc.       56,800                      1,441,300
(a)

United Therapeutics Corp.         53,200                      3,404,800

                                                              134,173,007

MEDICAL EQUIPMENT & SUPPLIES
- 0.7%

Millipore Corp.                   43,600                      3,155,550

MiniMed, Inc. (a)                 14,800                      1,768,600

Novoste Corp. (a)                 48,500                      1,833,906

Sybron International, Inc. (a)    79,600                      2,522,325

                                                              9,280,381

MEDICAL FACILITIES MANAGEMENT
- 1.6%

Laboratory Corp. of America       18,800                      1,351,250
Holdings

Quest Diagnostics, Inc. (a)       121,500                     8,125,313

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Trigon Healthcare, Inc. (a)       213,820                    $ 10,691,000

Wellpoint Health Networks,        25,500                      1,851,938
Inc. (a)

                                                              22,019,501

TOTAL HEALTH                                                  165,472,889

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

ELECTRICAL EQUIPMENT - 1.6%

Adaptive Broadband Corp. (a)      142,840                     3,785,260

American Power Conversion         39,300                      1,392,694
Corp. (a)

ANTEC Corp. (a)                   28,200                      1,417,050

California Amplifier, Inc. (a)    9,300                       210,413

Emerson Electric Co.              26,300                      1,551,700

Harris Corp.                      34,100                      1,042,181

Pace Micro Technology PLC         436,366                     5,972,273

Powerwave Technologies, Inc.      35,700                      1,934,494
(a)

Scientific-Atlanta, Inc.          25,400                      1,431,925

Vyyo, Inc.                        203,600                     3,003,100

                                                              21,741,090

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Asyst Technologies, Inc. (a)      137,300                     5,543,488

Ingersoll-Rand Co.                56,000                      2,551,500

Varian Semiconductor              46,700                      2,227,006
Equipment Associates, Inc.
(a)

                                                              10,321,994

TOTAL INDUSTRIAL MACHINERY &                                  32,063,084
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 2.2%

EchoStar Communications Corp.     149,000                     5,950,688
Class A (a)

Pegasus Communications Corp.      307,200                     12,595,200
(a)

Radio One, Inc. Class A           38,800                      2,774,200

UnitedGlobalCom, Inc. Class A     28,300                      1,358,400
(a)

Univision Communications,         42,500                      4,377,500
Inc. Class A (a)

Westwood One, Inc. (a)            116,160                     3,855,060

                                                              30,911,048

ENTERTAINMENT - 0.6%

Mandalay Resort Group (a)         101,000                     2,139,938

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

MGM Grand, Inc.                   164,800                    $ 5,356,000

Park Place Entertainment          46,200                      583,275
Corp. (a)

                                                              8,079,213

PUBLISHING - 0.0%

Reader's Digest Association,      9,700                       328,588
Inc. Class A (non-vtg.)

RESTAURANTS - 0.1%

Jack in the Box, Inc. (a)         25,900                      642,644

TOTAL MEDIA & LEISURE                                         39,961,493

NONDURABLES - 1.6%

AGRICULTURE - 0.2%

Nutreco Holding NV                64,932                      2,534,716

BEVERAGES - 0.2%

Seagram Co. Ltd.                  75,700                      3,540,929

FOODS - 0.8%

Keebler Foods Co.                 113,900                     4,128,875

Nabisco Group Holdings Corp.      227,600                     4,964,525

Quaker Oats Co.                   35,900                      2,640,894

                                                              11,734,294

HOUSEHOLD PRODUCTS - 0.4%

Avon Products, Inc.               121,900                     5,035,994

TOTAL NONDURABLES                                             22,845,933

PRECIOUS METALS - 0.4%

Agnico-Eagle Mines Ltd.           94,200                      497,280

Newmont Mining Corp.              13,400                      309,038

Stillwater Mining Co. (a)         178,200                     5,000,738

                                                              5,807,056

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.3%

AnnTaylor Stores Corp. (a)        144,100                     3,746,600

GENERAL MERCHANDISE STORES -
0.3%

Consolidated Stores Corp. (a)     25,200                      327,600

Costco Wholesale Corp. (a)        74,900                      2,392,119

Dollar Tree Stores, Inc. (a)      26,700                      1,588,650

                                                              4,308,369

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

Best Buy Co., Inc. (a)            20,600                     $ 1,318,400

Circuit City Stores, Inc. -       30,600                      1,524,263
Circuit City Group

Tiffany & Co., Inc.               14,500                      883,594

Ventro Corp.                      39,100                      703,800

                                                              4,430,057

TOTAL RETAIL & WHOLESALE                                      12,485,026

SERVICES - 2.4%

ADVERTISING - 0.6%

DoubleClick, Inc. (a)             103,460                     4,371,185

TMP Worldwide, Inc. (a)           82,000                      4,530,500

                                                              8,901,685

PRINTING - 0.0%

Valassis Communications, Inc.     13,200                      435,600
(a)

SERVICES - 1.8%

ACNielsen Corp. (a)               193,800                     4,299,938

Cintas Corp.                      96,100                      4,228,400

Convergys Corp. (a)               50,000                      2,246,875

Ecolab, Inc.                      143,600                     5,492,700

Per-Se Technologies, Inc. (a)     958                         6,227

Per-Se Technologies, Inc.         1,287                       0
warrants 7/8/03 (a)

Profit Recovery Group             106,700                     1,933,938
International, Inc. (a)

Robert Half International,        58,400                      3,467,500
Inc. (a)

True North Communications         60,900                      2,660,569

                                                              24,336,147

TOTAL SERVICES                                                33,673,432

TECHNOLOGY - 33.0%

COMMUNICATIONS EQUIPMENT - 3.6%

ADC Telecommunications, Inc.      23,000                      1,545,313
(a)

Advanced Fibre                    17,300                      795,800
Communications, Inc. (a)

Andrew Corp. (a)                  121,000                     4,250,125

Ciena Corp. (a)                   23,400                      2,800,688

Cisco Systems, Inc. (a)           63,700                      3,626,919

Comverse Technology, Inc. (a)     72,710                      6,643,876

Corning, Inc.                     29,910                      5,785,716

Ditech Communications Corp.       9,100                       746,200

Efficient Networks, Inc.          52,100                      2,526,850

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

InterVoice-Brite, Inc. (a)        34,300                     $ 488,775

Jabil Circuit, Inc. (a)           144,100                     5,259,650

Metricom, Inc. (a)                73,500                      1,635,375

Natural MicroSystems Corp. (a)    123,900                     7,976,063

Nokia AB sponsored ADR            13,600                      707,200

Oni Systems Corp.                 700                         17,500

Tekelec (a)                       43,800                      1,445,400

Terayon Communication             8,400                       466,200
Systems, Inc. (a)

Turnstone Systems, Inc.           12,300                      1,081,823

Tut Systems, Inc. (a)             4,400                       227,700

Westell Technologies, Inc.        58,400                      959,950
Class A (a)

Xircom, Inc. (a)                  17,300                      713,625

                                                              49,700,748

COMPUTER SERVICES & SOFTWARE
- 8.7%

Active Software, Inc.             36,100                      1,295,088

Adobe Systems, Inc.               71,300                      8,025,706

Affiliated Computer Services,     36,000                      1,226,250
Inc. Class A (a)

Affymetrix, Inc. (a)              21,500                      2,553,125

Amazon.com, Inc. (a)              14,000                      676,375

Amdocs Ltd. (a)                   65,900                      4,081,681

Ariba, Inc.                       33,000                      1,720,125

Art Technology Group, Inc.        83,800                      4,918,013

Autodesk, Inc.                    65,700                      2,443,219

Be Free, Inc.                     83,700                      774,225

BEA Systems, Inc. (a)             154,900                     5,595,763

BroadVision, Inc. (a)             28,100                      1,006,331

Business Objects SA sponsored     7,600                       608,000
ADR (a)

CACI International, Inc.          75,000                      1,481,250
Class A (a)

Cadence Design Systems, Inc.      71,900                      1,150,400
(a)

Check Point Software              12,100                      2,273,288
Technologies Ltd. (a)

Citrix Systems, Inc. (a)          23,500                      1,236,688

Clarent Corp.                     16,500                      699,188

CNET Networks, Inc. (a)           99,000                      3,409,313

Computer Sciences Corp. (a)       16,500                      1,582,969

Covad Communications Group,       171,100                     4,042,238
Inc. (a)

Digital Insight Corp.             21,800                      836,575

Electronic Arts, Inc. (a)         16,500                      1,053,938

Exchange Applications, Inc.       130,040                     1,788,050
(a)

Foundry Networks, Inc.            37,000                      2,333,313

Interact Commerce Corp.           59,660                      894,900

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Internap Network Services         17,100                     $ 489,488
Corp.

Intuit, Inc. (a)                  43,580                      1,579,775

Keynote Systems, Inc.             41,200                      1,434,275

Macromedia, Inc. (a)              4,700                       373,283

Marketwatch.com, Inc. (a)         2,600                       54,600

Mercury Interactive Corp. (a)     58,200                      4,932,450

Metasolv Software, Inc.           56,200                      2,219,900

Micromuse, Inc. (a)               14,600                      1,453,613

National Computer Systems,        40,500                      1,840,219
Inc.

New Era of Networks, Inc. (a)     14,400                      307,800

Opus360 Corp.                     745                         3,678

Orbotech Ltd.                     24,400                      2,061,800

Pharmacopeia, Inc. (a)            21,500                      467,625

Phone.com, Inc.                   9,000                       629,438

Polycom, Inc. (a)                 57,900                      4,867,219

Priceline.com, Inc. (a)           8,000                       305,000

Puma Technology, Inc. (a)         22,000                      484,000

Rational Software Corp. (a)       70,700                      5,183,194

Redback Networks, Inc.            31,700                      2,658,838

Software.com, Inc.                11,800                      994,150

VERITAS Software Corp. (a)        216,700                     25,245,550

Vignette Corp. (a)                85,300                      2,351,081

Vitria Technology, Inc.           38,200                      1,337,000

webMethods, Inc.                  26,100                      2,182,613

                                                              121,162,600

COMPUTERS & OFFICE EQUIPMENT
- 3.2%

Apple Computer, Inc. (a)          60                          5,040

Brocade Communications            28,600                      3,373,013
Systems, Inc.

CDW Computer Centers, Inc. (a)    65,400                      7,650,778

Comdisco, Inc.                    30,400                      779,000

Copper Mountain Networks,         19,600                      1,637,825
Inc.

Fujitsu Support & Service,        3,100                       290,212
Inc. (FSAS)

Ingram Micro, Inc. Class A (a)    68,100                      1,149,188

Juniper Networks, Inc.            39,800                      6,972,463

MMC Networks, Inc. (a)            44,800                      1,461,600

MRV Communications, Inc. (a)      31,600                      841,350

Network Appliance, Inc. (a)       137,700                     8,890,256

SanDisk Corp. (a)                 16,600                      964,875

ScanSource, Inc. (a)              41,400                      1,138,500

SCI Systems, Inc. (a)             73,800                      3,321,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

SCM Microsystems, Inc. (a)        14,500                     $ 998,688

Symbol Technologies, Inc.         50,550                      2,227,359

Tech Data Corp. (a)               66,900                      2,512,931

                                                              44,214,078

ELECTRONIC INSTRUMENTS - 3.5%

Aclara Biosciences, Inc.          32,100                      846,638

Agilent Technologies, Inc.        15,300                      1,126,463

Aurora Biosciences Corp. (a)      103,100                     4,890,806

FEI Co. (a)                       147,400                     2,653,200

KLA-Tencor Corp. (a)              64,180                      3,180,921

Kulicke & Soffa Industries,       60,400                      3,038,875
Inc. (a)

Novellus Systems, Inc. (a)        101,600                     4,895,850

PE Corp. - Biosystems Group       75,500                      4,190,250

PerkinElmer, Inc.                 179,200                     9,408,000

Photon Dynamics, Inc. (a)         79,500                      4,794,844

Tektronix, Inc.                   57,400                      3,070,900

Waters Corp. (a)                  74,300                      7,021,350

                                                              49,118,097

ELECTRONICS - 14.0%

Advanced Micro Devices, Inc.      98,800                      8,046,025
(a)

Altera Corp. (a)                  251,000                     21,554,625

Analog Devices, Inc. (a)          77,600                      5,975,200

Arrow Electronics, Inc. (a)       50,800                      1,781,175

Atmel Corp. (a)                   120,600                     4,605,413

Broadcom Corp. Class A (a)        6,700                       871,419

Burr-Brown Corp. (a)              14,400                      819,900

Celestica, Inc. (sub. vtg.)       41,300                      1,926,321
(a)

Chartered Semiconductor           21,600                      1,733,400
Manufacturing Ltd. ADR

Cree, Inc. (a)                    12,700                      1,542,852

Cypress Semiconductor Corp.       156,300                     6,574,369
(a)

E Tek Dynamics, Inc. (a)          15,600                      2,867,475

Flextronics International         52,500                      2,857,969
Ltd. (a)

GlobeSpan, Inc.                   53,800                      4,754,575

Hadco Corp. (a)                   26,600                      2,347,450

Infineon Technologies AG (a)      38,900                      2,506,558

KEMET Corp. (a)                   72,500                      4,871,094

Kopin Corp. (a)                   482,300                     34,213,156

Lattice Semiconductor Corp.       69,600                      4,128,150
(a)

LSI Logic Corp. (a)               52,600                      2,771,363

Methode Electronics, Inc.         42,300                      1,517,513
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Microchip Technology, Inc. (a)    87,500                     $ 4,966,992

Micron Technology, Inc. (a)       124,300                     8,693,231

National Semiconductor Corp.      205,100                     11,024,125
(a)

NVIDIA Corp. (a)                  22,900                      2,613,463

PMC-Sierra, Inc. (a)              30,800                      4,720,100

Power-One, Inc. (a)               18,400                      1,612,300

QLogic Corp. (a)                  53,320                      2,619,345

RF Micro Devices, Inc. (a)        12,300                      1,291,500

S3, Inc. (a)                      546,000                     8,736,000

Sanmina Corp. (a)                 85,100                      5,414,488

SDL, Inc. (a)                     29,900                      6,774,219

Three-Five Systems, Inc. (a)      59,300                      3,721,075

Vishay Intertechnology, Inc.      86,500                      6,119,875
(a)

Vitesse Semiconductor Corp.       140,400                     7,107,750
(a)

Xilinx, Inc. (a)                  18,200                      1,385,475

                                                              195,065,940

TOTAL TECHNOLOGY                                              459,261,463

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.5%

Alaska Air Group, Inc. (a)        12,830                      399,334

Continental Airlines, Inc.        63,900                      2,799,619
Class B (a)

Northwest Airlines Corp.          9,400                       267,313
Class A (a)

SkyWest, Inc.                     32,000                      1,220,000

Southwest Airlines Co.            80,500                      1,544,594

                                                              6,230,860

SHIPPING - 0.6%

Teekay Shipping Corp.             246,400                     8,223,600

TRUCKING & FREIGHT - 0.3%

Forward Air Corp. (a)             64,950                      2,070,281

Landstar System, Inc. (a)         49,400                      2,630,550

                                                              4,700,831

TOTAL TRANSPORTATION                                          19,155,291

UTILITIES - 9.5%

CELLULAR - 4.5%

China Telecom (Hong Kong)         7,600                       1,117,200
Ltd. sponsored ADR (a)

Clearnet Communications, Inc.     77,900                      2,238,356
Class A (non-vtg.) (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Microcell Telecommunications,     149,700                    $ 5,496,836
Inc. Class B (non-vtg.) (a)

Millicom International            12,600                      535,500
Cellular SA (a)

Nextel Communications, Inc.       437,900                     40,560,456
Class A (a)

Nextel Partners, Inc. Class A     41,700                      708,900

Sprint Corp. - PCS Group          184,500                     10,239,750
Series 1 (a)

VoiceStream Wireless Corp. (a)    15,200                      1,740,400

                                                              62,637,398

ELECTRIC UTILITY - 2.6%

AES Corp. (a)                     76,100                      6,639,725

Calpine Corp. (a)                 140,960                     14,932,950

Constellation Energy Corp.        47,200                      1,619,550

Independent Energy Holdings       55,000                      1,230,625
PLC sponsored ADR (a)

IPALCO Enterprises, Inc.          89,400                      1,776,825

Montana Power Co.                 64,600                      2,442,688

NiSource, Inc.                    208,700                     3,769,644

Northern States Power Co.         89,200                      1,973,550

NRG Energy, Inc.                  35,100                      583,538

PECO Energy Co.                   36,300                      1,594,931

                                                              36,564,026

GAS - 1.8%

Columbia Energy Group             3,100                       200,531

Dynegy, Inc. Class A              167,947                     12,952,912

Enron Corp.                       64,900                      4,729,588

Kinder Morgan, Inc.               225,300                     7,350,413

                                                              25,233,444

TELEPHONE SERVICES - 0.6%

Allegiance Telecom, Inc. (a)      13,050                      690,019

CenturyTel, Inc.                  125,800                     3,396,600

Intermedia Communications,        15,600                      390,000
Inc. (a)

ITXC Corp.                        97,200                      3,256,200

TeraBeam Networks (c)             1,100                       16,500

WinStar Communications, Inc.      1                           14
(a)

                                                              7,749,333

TOTAL UTILITIES                                               132,184,201

TOTAL COMMON STOCKS                                           1,264,613,186
(Cost $1,087,654,234)

U.S. TREASURY OBLIGATIONS -
0.2%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT      VALUE (NOTE 1)

U.S. Treasury Bills, yield at   -      $ 3,750,000           $ 3,719,861
date of purchase 5.62% to
6.03% 7/13/00 to 8/10/00
(Cost $3,716,026) (d)

CASH EQUIVALENTS - 12.0%

                               SHARES

Central Cash Collateral Fund,   29,880,950                     29,880,950
6.54% (b)

Taxable Central Cash Fund,      136,703,934                    136,703,934
6.37% (b)

TOTAL CASH EQUIVALENTS                                         166,584,884
(Cost $166,584,884)

TOTAL INVESTMENT PORTFOLIO -                                   1,434,917,931
103.2%
(Cost $1,257,955,144)

NET OTHER ASSETS - (3.2)%                                      (44,783,785)

NET ASSETS - 100%                                            $ 1,390,134,146


FUTURES CONTRACTS

                          EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

172 S&P 400 Midcap Index  June 2000            $ 41,090,800                         $ (612,651)
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 3.0%


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST

TeraBeam Networks  4/7/00            $ 16,500

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,670,150.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,274,576,682. Net unrealized appreciation aggregated $160,341,249, of which $277,359,631 related to appreciated investment securities and $117,018,382 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                    MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 1,434,917,931
value (cost $1,257,955,144)
- See accompanying schedule

Receivable for investments                    7,398,874
sold

Receivable for fund shares                    4,764,847
sold

Dividends receivable                          474,708

Interest receivable                           655,669

Receivable for daily                          77,400
variation on futures
contracts

Other receivables                             135,706

 TOTAL ASSETS                                 1,448,425,135

LIABILITIES

Payable for investments        $ 21,854,945
purchased

Payable for fund shares         4,855,491
redeemed

Accrued management fee          660,743

Distribution fees payable       675,024

Other payables and accrued      363,836
expenses

Collateral on securities        29,880,950
loaned, at value

 TOTAL LIABILITIES                            58,290,989

NET ASSETS                                   $ 1,390,134,146

Net Assets consist of:

Paid in capital                              $ 1,113,946,820

Accumulated net investment                    (4,588,853)
(loss)

Accumulated undistributed net                 104,425,980
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   176,350,199
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 1,390,134,146

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $20.05
OFFERING PRICE CLASS A: NET
ASSET VALUE, offering price
and redemption price   per
share ($73,867,647 (divided
by) 3,684,480 shares)

Maximum offering price per         $21.27
share (100/94.25 of $20.05)

CLASS T: NET ASSET VALUE and       $20.19
redemption price per share
 ($900,042,641 (divided by)
44,571,993 shares)

Maximum offering price per         $20.92
share (100/96.50 of $20.19)

CLASS B: NET ASSET VALUE and       $19.86
offering price per share
($255,013,489 (divided by)
12,843,160 shares) A

CLASS C: NET ASSET VALUE and       $19.87
redemption price per share
 ($97,125,408 (divided by)
4,887,314 shares) A

INSTITUTIONAL CLASS: NET           $20.26
ASSET VALUE, offering price
and redemption price   per
share ($64,084,961 (divided
by) 3,163,418 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO THE NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED MAY 31,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                              $ 1,569,052
Dividends

Interest                                        1,966,136

Security lending                                135,515

 TOTAL INCOME                                   3,670,703

EXPENSES

Management fee                   $ 3,364,392

Transfer agent fees               1,297,134

Distribution fees                 3,384,043

Accounting and security           151,301
lending fees

Non-interested trustees'          1,616
compensation

Custodian fees and expenses       50,725

Registration fees                 286,862

Audit                             19,926

Legal                             5,853

Miscellaneous                     4,630

 Total expenses before            8,566,482
reductions

 Expense reductions               (306,926)     8,259,556

NET INVESTMENT INCOME (LOSS)                    (4,588,853)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            107,108,271

 Foreign currency transactions    (8,917)

 Futures contracts                112,394       107,211,748

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            55,319,904

 Assets and liabilities in        21,625
foreign currencies

 Futures contracts                (612,651)     54,728,878

NET GAIN (LOSS)                                 161,940,626

NET INCREASE (DECREASE) IN                     $ 157,351,773
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (4,588,853)                  $ (3,635,978)
income (loss)

 Net realized gain (loss)       107,211,748                    86,552,330

 Change in net unrealized       54,728,878                     67,199,657
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     157,351,773                    150,116,009
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (59,325,494)                   (15,537,241)
from net realized gains

Share transactions - net        558,861,518                    90,831,221
increase (decrease)

  TOTAL INCREASE (DECREASE)     656,887,797                    225,409,989
IN NET ASSETS

NET ASSETS

 Beginning of period            733,246,349                    507,836,360

 End of period (including      $ 1,390,134,146                $ 733,246,349
accumulated net investment
loss of $4,588,853 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 17.12                        $ 13.71                   $ 14.04   $ 11.70   $ 10.74
of period

Income from  Investment
Operations

Net investment  income (loss)   (.05)                          (.05)                     (.05)     (.09)     (.01)
D

Net realized and  unrealized    4.38                           3.92                      1.17      2.64      .97
gain (loss)

Total from  investment          4.33                           3.87                      1.12      2.55      .96
operations

Less Distributions

From net realized gain          (1.40)                         (.46)                     (1.45)    (.21)     -

Net asset value,  end of       $ 20.05                        $ 17.12                   $ 13.71   $ 14.04   $ 11.70
period

TOTAL RETURN B, C               26.88%                         29.17%                    9.07%     22.24%    8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 73,868                       $ 25,834                  $ 11,340  $ 4,670   $ 1,239
(000 omitted)

Ratio of expenses to average    1.18% A                        1.17%                     1.30%     1.62% F   1.56% A, F
net assets

Ratio of expenses to average    1.13% A, G                     1.16% G                   1.27% G   1.58% G   1.56% A
net assets after expense
reductions

Ratio of net investment         (.50)% A                       (.33)%                    (.36)%    (.71)%    (.33)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%      208%      101% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 17.19                        $ 13.75                   $ 14.09    $ 11.70    $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.07)                          (.08)                     (.07)      (.07)      (.03)
D

Net realized and  unrealized    4.42                           3.94                      1.17       2.64       1.73
gain (loss)

Total from  investment          4.35                           3.86                      1.10       2.57       1.70
operations

Less Distributions

From net realized gain          (1.35)                         (.42)                     (1.44)     (.18)      -

Net asset value,  end of       $ 20.19                        $ 17.19                   $ 13.75    $ 14.09    $ 11.70
period

TOTAL RETURN B, C               26.82%                         28.93%                    8.87%      22.35%     17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 900,043                      $ 504,586                 $ 367,035  $ 326,642  $ 187,040
(000 omitted)

Ratio of expenses to  average   1.38% A                        1.39%                     1.42%      1.48%      1.60% A
net assets

Ratio of expenses to  average   1.33% A, F                     1.37% F                   1.39% F    1.44% F    1.60% A
net assets after expense
reductions

Ratio of net investment         (.70)% A                       (.55)%                    (.51)%     (.53)%     (.37)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%       208%       101% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 16.93                        $ 13.58                   $ 13.94   $ 11.61   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.12)                          (.16)                     (.14)     (.14)     (.10)
D

Net realized and  unrealized    4.35                           3.90                      1.17      2.62      1.71
gain (loss)

Total from  investment          4.23                           3.74                      1.03      2.48      1.61
operations

Less Distributions

From net realized gain          (1.30)                         (.39)                     (1.39)    (.15)     -

Net asset value,  end of       $ 19.86                        $ 16.93                   $ 13.58   $ 13.94   $ 11.61
period

TOTAL RETURN B, C               26.44%                         28.32%                    8.38%     21.67%    16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 255,013                      $ 117,224                 $ 82,317  $ 58,758  $ 32,727
(000 omitted)

Ratio of expenses to average    1.92% A                        1.91%                     1.94%     2.03%     2.38% A
net assets

Ratio of expenses to average    1.87% A, F                     1.89% F                   1.91% F   1.98% F   2.37% A, F
net assets after expense
reductions

Ratio of net investment         (1.24)% A                      (1.07)%                   (1.02)%   (1.08)%   (1.14)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%      208%      101% A


a ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.97                        $ 13.64                   $ 14.08   $ 14.16
period

Income from Investment
Operations

Net investment income (loss) D    (.12)                          (.16)                     (.15)     (.01)

Net realized and  unrealized      4.35                           3.90                      1.15      (.07)
gain (loss)

Total from investment             4.23                           3.74                      1.00      (.08)
operations

Less Distributions

From net realized gain            (1.33)                         (.41)                     (1.44)    -

Net asset value, end of period   $ 19.87                        $ 16.97                   $ 13.64   $ 14.08

TOTAL RETURN B, C                 26.41%                         28.24%                    8.09%     (.56)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 97,125                       $ 36,592                  $ 12,593  $ 345
(000 omitted)

Ratio of expenses to average      1.91% A                        1.91%                     2.15% F   2.50% A, F
net assets

Ratio of expenses to average      1.86% A, G                     1.90% G                   2.11% G   2.40% A, G
net assets after expense
reductions

Ratio of net investment           (1.23)% A                      (1.07)%                   (1.16)%   (1.07)% A
income (loss) to average net
assets

Portfolio turnover rate           242% A                         163%                      139%      208%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 17.28                        $ 13.82                   $ 14.12   $ 11.70   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.02)                          (.00)                     .01       .01       (.02)
D

Net realized and  unrealized    4.43                           3.95                      1.18      2.63      1.72
gain (loss)

Total from  investment          4.41                           3.95                      1.19      2.64      1.70
operations

Less Distributions

From net realized gain          (1.43)                         (.49)                     (1.49)    (.22)     -

Net asset value,  end of       $ 20.26                        $ 17.28                   $ 13.82   $ 14.12   $ 11.70
period

TOTAL RETURN B, C               27.14%                         29.59%                    9.60%     23.04%    17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 64,085                       $ 49,010                  $ 34,551  $ 30,542  $ 3,600
(000 omitted)

Ratio of expenses to average    .86% A                         .86%                      .87%      .91%      1.50% A, F
net assets

Ratio of expenses to average    .80% A, G                      .84% G                    .84% G    .84% G    1.50% A
net assets after expense
reductions

Ratio of net investment         (.17)% A                       (.02)%                    .04%      .08%      (.27)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%      208%      101% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating loss and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $16,500 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,712,225,723 and $1,327,869,137, respectively.

The market value of futures contracts opened and closed during the period amounted to $58,241,646 and $16,650,589, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 66,375     $ 45

CLASS T    1,947,030    7,685

CLASS B    996,744      747,708

CLASS C    373,894      217,012

          $ 3,384,043  $ 972,450


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 289,200    $ 123,103

CLASS T    540,194      189,203

CLASS B    140,636      140,636 *

CLASS C    16,999       16,999 *

          $ 987,029    $ 469,941

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS *

CLASS A                $ 69,629     .26

CLASS T                 830,526     .21

CLASS B                 249,351     .25

CLASS C                 88,667      .24

INSTITUTIONAL CLASS     58,961      .19

                       $ 1,297,134

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $32,131 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $29,432,029. The fund received cash collateral of $29,880,950 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $280,455 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $23,314 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                      TRANSFER AGENT CREDITS

CLASS A               $ 292

CLASS T                2,731

INSTITUTIONAL CLASS    134

                      $ 3,157

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED  NOVEMBER 30, 1999

FROM NET REALIZED GAIN

Class A                 $ 2,232,639                    $ 380,123

Class T                  40,670,247                     11,172,328

Class B                  9,272,175                      2,365,092

Class C                  3,037,725                      389,625

Institutional Class      4,112,708                      1,230,073

Total                   $ 59,325,494                   $ 15,537,241


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        2,962,111               $ 50,362,941
                                 2,384,749

Reinvestment of distributions    127,621                   27,137                   2,167,045

Shares redeemed                  (337,162)                 (2,307,129)              (6,909,898)

Net increase (decrease)          2,175,208                 682,119                 $ 45,620,088

CLASS T Shares sold              25,688,541                22,494,339              $ 549,333,544

Reinvestment of distributions    2,246,986                 782,801                  38,423,840

Shares redeemed                  (12,712,766)              (20,618,739)             (263,703,584)

Net increase (decrease)          15,222,761                2,658,401               $ 324,053,800

CLASS B Shares sold              6,324,509                 2,568,690               $ 135,185,784

Reinvestment of distributions    487,214                   148,162                  8,217,058

Shares redeemed                  (893,240)                 (1,852,174)              (18,542,889)

Net increase (decrease)          5,918,483                 864,678                 $ 124,859,953

CLASS C Shares sold              3,814,664                 2,450,666               $ 80,705,663

Reinvestment of distributions    163,130                   26,885                   2,753,930

Shares redeemed                  (1,246,726)               (1,244,811)              (25,352,522)

Net increase (decrease)          2,731,068                 1,232,740               $ 58,107,071

INSTITUTIONAL CLASS Shares       1,222,242                 1,472,039               $ 26,576,604
sold

Reinvestment of distributions    220,576                   85,211                   3,774,948

Shares redeemed                  (1,116,295)               (1,220,854)              (24,130,946)

Net increase (decrease)          326,523                   336,396                 $ 6,220,606



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 48,121,357


Reinvestment of distributions    362,550

Shares redeemed                  (37,764,534)

Net increase (decrease)         $ 10,719,373

CLASS T Shares sold             $ 352,225,906

Reinvestment of distributions    10,519,637

Shares redeemed                  (320,406,442)

Net increase (decrease)         $ 42,339,101

CLASS B Shares sold             $ 39,269,276

Reinvestment of distributions    1,970,339

Shares redeemed                  (27,126,558)

Net increase (decrease)         $ 14,113,057

CLASS C Shares sold             $ 37,791,832

Reinvestment of distributions    358,373

Shares redeemed                  (19,208,310)

Net increase (decrease)         $ 18,941,895

INSTITUTIONAL CLASS Shares      $ 22,609,330
sold

Reinvestment of distributions    1,145,239

Shares redeemed                  (19,036,774)

Net increase (decrease)         $ 4,717,795




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
David Felman, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

MC-SANN-0700  106138
1.704677.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
MID CAP
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MID CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - INST CL  27.14%         42.94%       159.96%

S&P MidCap 400 (registered      13.78%         21.46%       123.25%
trademark)

Mid-Cap Funds Average           14.74%         33.79%       n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's MidCap 400(registered trademark) Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - INST CL    42.94%       25.02%

S&P MidCap 400                    21.46%       20.65%

Mid-Cap Funds Average             33.79%       n/a

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Mid Cap -CL I            S&P MidCap 400
             00533                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10180.00                    10122.33
  1996/03/31      10250.00                    10243.60
  1996/04/30      10750.00                    10556.44
  1996/05/31      11260.00                    10699.16
  1996/06/30      10770.00                    10538.56
  1996/07/31      10100.00                     9825.63
  1996/08/31      10780.00                    10392.28
  1996/09/30      11480.00                    10845.38
  1996/10/31      11180.00                    10876.94
  1996/11/30      11700.00                    11489.64
  1996/12/31      11571.96                    11502.39
  1997/01/31      11969.58                    11934.19
  1997/02/28      11755.48                    11836.09
  1997/03/31      11133.55                    11331.52
  1997/04/30      11449.61                    11625.34
  1997/05/31      12428.38                    12641.86
  1997/06/30      13101.29                    12996.97
  1997/07/31      14131.04                    14283.80
  1997/08/31      14110.65                    14266.52
  1997/09/30      14834.53                    15086.56
  1997/10/31      14161.63                    14430.14
  1997/11/30      14396.12                    14644.00
  1997/12/31      14818.42                    15212.33
  1998/01/31      14692.93                    14922.69
  1998/02/28      15925.91                    16159.03
  1998/03/31      16759.31                    16887.81
  1998/04/30      16702.22                    17196.01
  1998/05/31      16165.65                    16422.36
  1998/06/30      16656.56                    16525.99
  1998/07/31      16199.90                    15885.27
  1998/08/31      13243.05                    12928.39
  1998/09/30      13802.45                    14135.25
  1998/10/31      14829.93                    15398.52
  1998/11/30      15777.49                    16166.91
  1998/12/31      17050.84                    18120.19
  1999/01/31      17275.66                    17414.77
  1999/02/28      16340.88                    16502.94
  1999/03/31      17098.17                    16964.03
  1999/04/30      18281.44                    18302.15
  1999/05/31      18186.77                    18381.40
  1999/06/30      19334.54                    19365.72
  1999/07/31      18932.23                    18954.20
  1999/08/31      18955.90                    18304.45
  1999/09/30      18435.26                    17739.39
  1999/10/31      19299.04                    18643.39
  1999/11/30      20446.81                    19621.99
  1999/12/31      23703.57                    20788.12
  2000/01/31      24020.33                    20202.73
  2000/02/29      30923.61                    21616.51
  2000/03/31      29242.70                    23425.60
  2000/04/30      27189.68                    22607.58
  2000/05/31      25996.36                    22325.43
IMATRL PRASUN   SHR__CHT 20000531 20000621 093512 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $25,996 - a 159.96% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,325 - a 123.25% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP CORE FUNDS AVERAGE WERE, 15.53% AND 34.08%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 34.08%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVERAGE WERE, 13.11% AND 33.61%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 33.61%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM     Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of David Felman)

An interview with David Felman, Portfolio Manager of Fidelity Advisor
Mid Cap Fund

Q. HOW DID THE FUND PERFORM, DAVID?

A. For the six-month period that ended on May 31, 2000, the fund's Institutional Class shares had a total return of 27.14%, while the Standard & Poor's MidCap 400 Index returned 13.78% and the mid-cap funds average monitored by Lipper Inc. was up 14.74%. For the 12-month period that ended on May 31, 2000, the fund's Institutional Class shares returned 42.94%. During the same 12 months, the S&P MidCap index returned 21.46% while the mid-cap funds average was 33.79%.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. Especially in the first four months of the period, the fund's heavy weightings in technology and health care - notably biotechnology - supported overall performance, as did my decision to reduce weightings in media, advertising and financial services stocks. On the other hand, I increased the fund's energy investments, and this helped late in the period as energy prices rose and the industry rallied. The strong performance of the fund's energy positions helped offset some of the losses in our technology and biotechnology holdings, which suffered a steep correction in April and May 2000. I believe the correction was caused more by a general concern about high valuations of technology and biotechnology stocks than any deterioration in the business fundamentals of the fund's holdings.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES?

A. I had a heavy emphasis on technology throughout the period. Even though I trimmed technology holdings late in the period, they still accounted for 33% of net assets as of May 31. Within technology, wireless communications and the Internet were my two principal investment themes. Wireless market penetration and usage increased, benefiting service providers such as Nextel and equipment companies such as Kopin. The fund held good positions in both companies. Demand for the Internet also grew. Internet-related investments that performed particularly well included Exodus Communications, DoubleClick and Veritas Software Corp.

Q. OUTSIDE OF TECHNOLOGY, YOUR LARGEST WEIGHTINGS WERE IN ENERGY AND HEALTH CARE, AT 13.8% AND 11.9% OF NET ASSETS, RESPECTIVELY. WHAT WERE YOUR STRATEGIES?

A. I was enthusiastic about the prospects for energy stocks. As OPEC showed discipline in restraining oil production, prices rose. Meanwhile, inventories were down. After several years of relatively light spending on equipment, the industry started to increase its capital investments. All these factors indicated improving prospects. My better-performing energy investments included Apache, an exploration and production company, and BJ Services, which provides services for exploration companies. In health care, I invested in biotechnology companies, which did well as developing drugs either approached or reached the consumer market. Among the holdings that benefited were COR Therapeutics and Cephalon. I also invested in companies that could take advantage of developments in genomics, or gene-mapping. Two examples that did well early in the period were Incyte Pharmaceuticals and Gene Logic.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Idec Pharmaceuticals, a biotechnology company, had disappointing performance after one of its principal drugs had slower-than-expected sales growth. In general, the fund's relative performance suffered in the final two months of the period when technology and biotechnology stocks fell. My underweighting in financial stocks helped performance for the first four months of the six-month period, but not in the final two months. I avoided them because I thought they were at the top of their cycle, merger-and-acquisition activity was slowing and interest rates were rising. However, investors rotated into financial services stocks as technology stocks fell. The same general trend benefited cyclical stocks, which I had underweighted with the exception of energy.

Q. WHAT IS YOUR OUTLOOK FOR THE MID-CAP STOCK MARKET?

A. The rapid growth of wireless communications and increased Internet usage are major long-term trends. However, the stocks that benefited from this growth reached very high valuations and then suffered sharp corrections in April and May. The question is: Where do we go from here? I believe that technology will continue to be a driving force of global change. Stock picking and fundamental analysis will be crucial and valuations probably will be important.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations

START DATE: February 20,
1996

SIZE: as of May 31, 2000,
more than $1.3 billion

MANAGER: David Felman, since
1999; joined Fidelity in
1993

DAVID FELMAN ON THE GROWTH
OF WIRELESS COMMUNICATIONS:

" In some parts of Europe, the
penetration of wireless
communications has reached 60% of
the population, exceeding even the
penetration of wire-based
communications. In the United
States, we still are only slightly
above 30% penetration. There is no
reason why wireless
communications will not exceed
60% penetration in the U.S., helping
both the service-providing
companies and the equipment
manufacturers. The main question
is the pace of the growth.

" I see two reasons why growth
may happen faster in the United
States than it did in Europe. First,
the second wave of growth tends
to be faster than the first wave,
and the U.S. is still in the first
wave. Secondly, the expansion of
data services over wireless phones
should accelerate growth in both
market penetration and usage.
Not only can we use wireless phones
to make telephone calls, but we
can use them to check stock
prices, buy books, check the
weather report, or get directions on
where to go. The risks are that
penetration will slow for some
unknown reasons or that the
economy will slow and consumers
will begin to see wireless phones
as luxuries. If the economy
weakens, and people don't have as
much money, they may not see the
need to spend more on wireless
phones."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Nextel Communications, Inc.     2.9                      2.4
Class A

Kopin Corp.                     2.5                      1.3

VERITAS Software Corp.          1.8                      2.2

Altera Corp.                    1.6                      1.0

Sepracor, Inc.                  1.1                      0.9

Calpine Corp.                   1.1                      0.9

Apache Corp.                    1.0                      0.9

General Motors Corp. Class H    1.0                      0.0

Dynegy, Inc. Class A            0.9                      0.0

Pegasus Communications Corp.    0.9                      0.0

                                14.8                     9.6

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Technology                      33.0                     33.4

Energy                          13.8                     9.9

Health                          11.9                     11.9

Utilities                       9.5                      10.8

Finance                         6.9                      9.7



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks and  Equity Futures     94.0%                          Stocks                                 97.9%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                6.0%                          Net Other Assets                        2.1%

* FOREIGN INVESTMENTS           5.5%                          ** FOREIGN INVESTMENTS                  6.0%

Row: 1, Col: 1, Value: 94.0                                   Row: 1, Col: 1, Value: 97.90000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.0                                    Row: 1, Col: 8, Value: 2.1







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 91.0%

                                 SHARES                      VALUE (NOTE 1)

BASIC INDUSTRIES - 1.6%

CHEMICALS & PLASTICS - 1.3%

Avery Dennison Corp.              73,900                     $ 4,526,375

Dow Chemical Co.                  14,300                      1,530,994

Ivex Packaging Corp. (a)          94,600                      851,400

Lyondell Chemical Co.             280,200                     4,675,838

M.A. Hanna Co.                    235,200                     2,748,900

Sealed Air Corp. (a)              47,500                      2,660,000

Union Carbide Corp.               24,700                      1,350,781

                                                              18,344,288

PACKAGING & CONTAINERS - 0.2%

Bemis Co., Inc.                   73,600                      2,530,000

PAPER & FOREST PRODUCTS - 0.1%

Trex Co., Inc.                    15,800                      703,100

TOTAL BASIC INDUSTRIES                                        21,577,388

CONSTRUCTION & REAL ESTATE -
0.4%

ENGINEERING - 0.4%

Bouygues SA                       2,900                       1,804,769

Dycom Industries, Inc. (a)        33,300                      1,612,969

Quanta Services, Inc. (a)         49,800                      2,440,200

                                                              5,857,938

DURABLES - 2.0%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Barrett Resources Corp.           94,400                      3,734,700

SPX Corp. (a)                     46,055                      4,850,167

                                                              8,584,867

CONSUMER ELECTRONICS - 1.0%

General Motors Corp. Class H      138,700                     13,653,281
(a)

TEXTILES & APPAREL - 0.4%

Jones Apparel Group, Inc. (a)     66,100                      1,772,306

Liz Claiborne, Inc.               91,420                      3,593,949

                                                              5,366,255

TOTAL DURABLES                                                27,604,403

ENERGY - 13.8%

ENERGY SERVICES - 7.8%

BJ Services Co. (a)               120,600                     8,637,975

Cal Dive International, Inc.      64,200                      2,957,213
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Coflexip SA sponsored ADR         41,400                     $ 2,411,550

Diamond Offshore Drilling,        122,100                     4,990,838
Inc.

ENSCO International, Inc.         272,300                     9,513,481

Global Marine, Inc.               308,900                     8,745,731

Grey Wolf, Inc. (a)               1,060,200                   5,301,000

Halliburton Co.                   138,800                     7,078,800

Hanover Compressor Co. (a)        59,900                      3,515,381

Helmerich & Payne, Inc.           130,100                     4,846,225

Nabors Industries, Inc. (a)       199,300                     8,569,900

Noble Drilling Corp. (a)          232,700                     10,093,363

Pride International, Inc. (a)     89,600                      2,279,200

R&B Falcon Corp. (a)              257,200                     6,028,125

Smith International, Inc. (a)     55,800                      4,411,688

Tidewater, Inc.                   156,900                     6,099,488

Transocean Sedco Forex, Inc.      90,300                      4,441,631

Varco International, Inc. (a)     166,796                     3,627,818

Weatherford International,        100,900                     4,345,006
Inc.

                                                              107,894,413

OIL & GAS - 6.0%

Anadarko Petroleum Corp.          110,300                     5,852,794

Apache Corp.                      225,000                     13,696,875

Burlington Resources, Inc.        118,200                     5,407,650

Cooper Cameron Corp. (a)          88,500                      6,172,875

Devon Energy Corp.                97,700                      5,843,681

EOG Resources, Inc.               73,400                      2,385,500

Grant Prideco, Inc. (a)           91,000                      2,115,750

Kerr-McGee Corp.                  46,627                      2,783,049

Murphy Oil Corp.                  14,200                      921,225

Noble Affiliates, Inc.            72,500                      2,850,156

Nuevo Energy Co. (a)              58,820                      1,135,961

Ocean Energy, Inc. (a)            259,400                     3,891,000

Santa Fe Snyder Corp. (a)         721,535                     9,109,379

Tosco Corp.                       114,600                     3,509,625

USX - Marathon Group              48,900                      1,329,469

Valero Energy Corp.               99,300                      2,904,525

Vastar Resources, Inc.            127,000                     10,342,563

Veritas DGC, Inc. (a)             122,600                     3,386,825

                                                              83,638,902

TOTAL ENERGY                                                  191,533,315

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - 6.9%

BANKS - 1.0%

Bank of New York Co., Inc.        76,600                     $ 3,595,413

Bank One Corp.                    309,100                     10,219,619

PNC Financial Services Group,     4,600                       231,725
Inc.

                                                              14,046,757

CREDIT & OTHER FINANCE - 0.6%

Concord EFS, Inc. (a)             93,800                      2,274,650

Household International, Inc.     123,100                     5,785,700

                                                              8,060,350

FEDERAL SPONSORED CREDIT - 0.9%

Freddie Mac                       263,800                     11,739,100

INSURANCE - 4.2%

Ace Ltd.                          121,100                     3,246,994

AFLAC, Inc.                       48,400                      2,501,675

Allmerica Financial Corp.         72,300                      4,170,806

AMBAC Financial Group, Inc.       120,600                     6,075,225

American General Corp.            27,500                      1,761,719

CIGNA Corp.                       128,750                     11,434,609

Hartford Financial Services       33,700                      1,992,513
Group, Inc.

Hartford Life, Inc. Class A       33,700                      1,691,319

Jefferson-Pilot Corp.             21,100                      1,447,988

MBIA, Inc.                        32,100                      1,855,781

MetLife, Inc.                     357,100                     7,320,550

Protective Life Corp.             130,100                     3,577,750

Reliastar Financial Corp.         116,575                     6,003,613

The Chubb Corp.                   27,800                      1,946,000

XL Capital Ltd. Class A           55,700                      3,314,150

                                                              58,340,692

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       70,500                      2,943,375

TOTAL FINANCE                                                 95,130,274

HEALTH - 11.9%

DRUGS & PHARMACEUTICALS - 9.6%

Abgenix, Inc. (a)                 32,200                      2,543,800

Alkermes, Inc. (a)                26,200                      959,575

Allergan, Inc.                    41,400                      2,843,663

Aviron (a)                        176,300                     4,264,256

Bristol-Myers Squibb Co.          106,400                     5,858,650

Celgene Corp. (a)                 182,400                     6,703,200

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Cephalon, Inc. (a)                227,600                    $ 11,778,300

Chiron Corp. (a)                  4,400                       166,925

COR Therapeutics, Inc. (a)        136,700                     8,663,363

Corixa Corp. (a)                  50,500                      1,609,688

CV Therapeutics, Inc. (a)         37,825                      1,569,738

Elan Corp. PLC sponsored ADR      100,100                     3,985,231
(a)

Eli Lilly & Co.                   38,913                      2,962,252

Forest Laboratories, Inc. (a)     51,000                      4,513,500

Gene Logic, Inc. (a)              135,800                     2,868,775

Genentech, Inc.                   17,000                      1,825,375

Gilead Sciences, Inc. (a)         35,390                      1,935,391

Human Genome Sciences, Inc.       3,500                       307,125
(a)

ImClone Systems, Inc. (a)         68,200                      4,816,625

Immunex Corp. (a)                 46,500                      1,203,188

Medimmune, Inc. (a)               12,990                      2,018,321

Millennium Pharmaceuticals,       67,932                      5,680,814
Inc. (a)

Mylan Laboratories, Inc.          62,900                      1,686,506

Myriad Genetics, Inc. (a)         54,850                      4,326,294

PE Corp. - Celera Genomics        70,500                      3,921,563
Group (a)

Protein Design Labs, Inc. (a)     71,000                      7,570,375

QLT, Inc. (a)                     180,130                     8,847,013

Schering-Plough Corp.             49,400                      2,389,725

Sepracor, Inc. (a)                156,500                     14,965,313

SuperGen, Inc. (a)                53,900                      1,273,388

Teva Pharmaceutical               97,800                      5,268,975
Industries Ltd. ADR

Titan Pharmaceuticals, Inc.       56,800                      1,441,300
(a)

United Therapeutics Corp.         53,200                      3,404,800

                                                              134,173,007

MEDICAL EQUIPMENT & SUPPLIES
- 0.7%

Millipore Corp.                   43,600                      3,155,550

MiniMed, Inc. (a)                 14,800                      1,768,600

Novoste Corp. (a)                 48,500                      1,833,906

Sybron International, Inc. (a)    79,600                      2,522,325

                                                              9,280,381

MEDICAL FACILITIES MANAGEMENT
- 1.6%

Laboratory Corp. of America       18,800                      1,351,250
Holdings

Quest Diagnostics, Inc. (a)       121,500                     8,125,313

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Trigon Healthcare, Inc. (a)       213,820                    $ 10,691,000

Wellpoint Health Networks,        25,500                      1,851,938
Inc. (a)

                                                              22,019,501

TOTAL HEALTH                                                  165,472,889

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

ELECTRICAL EQUIPMENT - 1.6%

Adaptive Broadband Corp. (a)      142,840                     3,785,260

American Power Conversion         39,300                      1,392,694
Corp. (a)

ANTEC Corp. (a)                   28,200                      1,417,050

California Amplifier, Inc. (a)    9,300                       210,413

Emerson Electric Co.              26,300                      1,551,700

Harris Corp.                      34,100                      1,042,181

Pace Micro Technology PLC         436,366                     5,972,273

Powerwave Technologies, Inc.      35,700                      1,934,494
(a)

Scientific-Atlanta, Inc.          25,400                      1,431,925

Vyyo, Inc.                        203,600                     3,003,100

                                                              21,741,090

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Asyst Technologies, Inc. (a)      137,300                     5,543,488

Ingersoll-Rand Co.                56,000                      2,551,500

Varian Semiconductor              46,700                      2,227,006
Equipment Associates, Inc.
(a)

                                                              10,321,994

TOTAL INDUSTRIAL MACHINERY &                                  32,063,084
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 2.2%

EchoStar Communications Corp.     149,000                     5,950,688
Class A (a)

Pegasus Communications Corp.      307,200                     12,595,200
(a)

Radio One, Inc. Class A           38,800                      2,774,200

UnitedGlobalCom, Inc. Class A     28,300                      1,358,400
(a)

Univision Communications,         42,500                      4,377,500
Inc. Class A (a)

Westwood One, Inc. (a)            116,160                     3,855,060

                                                              30,911,048

ENTERTAINMENT - 0.6%

Mandalay Resort Group (a)         101,000                     2,139,938

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

MGM Grand, Inc.                   164,800                    $ 5,356,000

Park Place Entertainment          46,200                      583,275
Corp. (a)

                                                              8,079,213

PUBLISHING - 0.0%

Reader's Digest Association,      9,700                       328,588
Inc. Class A (non-vtg.)

RESTAURANTS - 0.1%

Jack in the Box, Inc. (a)         25,900                      642,644

TOTAL MEDIA & LEISURE                                         39,961,493

NONDURABLES - 1.6%

AGRICULTURE - 0.2%

Nutreco Holding NV                64,932                      2,534,716

BEVERAGES - 0.2%

Seagram Co. Ltd.                  75,700                      3,540,929

FOODS - 0.8%

Keebler Foods Co.                 113,900                     4,128,875

Nabisco Group Holdings Corp.      227,600                     4,964,525

Quaker Oats Co.                   35,900                      2,640,894

                                                              11,734,294

HOUSEHOLD PRODUCTS - 0.4%

Avon Products, Inc.               121,900                     5,035,994

TOTAL NONDURABLES                                             22,845,933

PRECIOUS METALS - 0.4%

Agnico-Eagle Mines Ltd.           94,200                      497,280

Newmont Mining Corp.              13,400                      309,038

Stillwater Mining Co. (a)         178,200                     5,000,738

                                                              5,807,056

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.3%

AnnTaylor Stores Corp. (a)        144,100                     3,746,600

GENERAL MERCHANDISE STORES -
0.3%

Consolidated Stores Corp. (a)     25,200                      327,600

Costco Wholesale Corp. (a)        74,900                      2,392,119

Dollar Tree Stores, Inc. (a)      26,700                      1,588,650

                                                              4,308,369

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

Best Buy Co., Inc. (a)            20,600                     $ 1,318,400

Circuit City Stores, Inc. -       30,600                      1,524,263
Circuit City Group

Tiffany & Co., Inc.               14,500                      883,594

Ventro Corp.                      39,100                      703,800

                                                              4,430,057

TOTAL RETAIL & WHOLESALE                                      12,485,026

SERVICES - 2.4%

ADVERTISING - 0.6%

DoubleClick, Inc. (a)             103,460                     4,371,185

TMP Worldwide, Inc. (a)           82,000                      4,530,500

                                                              8,901,685

PRINTING - 0.0%

Valassis Communications, Inc.     13,200                      435,600
(a)

SERVICES - 1.8%

ACNielsen Corp. (a)               193,800                     4,299,938

Cintas Corp.                      96,100                      4,228,400

Convergys Corp. (a)               50,000                      2,246,875

Ecolab, Inc.                      143,600                     5,492,700

Per-Se Technologies, Inc. (a)     958                         6,227

Per-Se Technologies, Inc.         1,287                       0
warrants 7/8/03 (a)

Profit Recovery Group             106,700                     1,933,938
International, Inc. (a)

Robert Half International,        58,400                      3,467,500
Inc. (a)

True North Communications         60,900                      2,660,569

                                                              24,336,147

TOTAL SERVICES                                                33,673,432

TECHNOLOGY - 33.0%

COMMUNICATIONS EQUIPMENT - 3.6%

ADC Telecommunications, Inc.      23,000                      1,545,313
(a)

Advanced Fibre                    17,300                      795,800
Communications, Inc. (a)

Andrew Corp. (a)                  121,000                     4,250,125

Ciena Corp. (a)                   23,400                      2,800,688

Cisco Systems, Inc. (a)           63,700                      3,626,919

Comverse Technology, Inc. (a)     72,710                      6,643,876

Corning, Inc.                     29,910                      5,785,716

Ditech Communications Corp.       9,100                       746,200

Efficient Networks, Inc.          52,100                      2,526,850

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

InterVoice-Brite, Inc. (a)        34,300                     $ 488,775

Jabil Circuit, Inc. (a)           144,100                     5,259,650

Metricom, Inc. (a)                73,500                      1,635,375

Natural MicroSystems Corp. (a)    123,900                     7,976,063

Nokia AB sponsored ADR            13,600                      707,200

Oni Systems Corp.                 700                         17,500

Tekelec (a)                       43,800                      1,445,400

Terayon Communication             8,400                       466,200
Systems, Inc. (a)

Turnstone Systems, Inc.           12,300                      1,081,823

Tut Systems, Inc. (a)             4,400                       227,700

Westell Technologies, Inc.        58,400                      959,950
Class A (a)

Xircom, Inc. (a)                  17,300                      713,625

                                                              49,700,748

COMPUTER SERVICES & SOFTWARE
- 8.7%

Active Software, Inc.             36,100                      1,295,088

Adobe Systems, Inc.               71,300                      8,025,706

Affiliated Computer Services,     36,000                      1,226,250
Inc. Class A (a)

Affymetrix, Inc. (a)              21,500                      2,553,125

Amazon.com, Inc. (a)              14,000                      676,375

Amdocs Ltd. (a)                   65,900                      4,081,681

Ariba, Inc.                       33,000                      1,720,125

Art Technology Group, Inc.        83,800                      4,918,013

Autodesk, Inc.                    65,700                      2,443,219

Be Free, Inc.                     83,700                      774,225

BEA Systems, Inc. (a)             154,900                     5,595,763

BroadVision, Inc. (a)             28,100                      1,006,331

Business Objects SA sponsored     7,600                       608,000
ADR (a)

CACI International, Inc.          75,000                      1,481,250
Class A (a)

Cadence Design Systems, Inc.      71,900                      1,150,400
(a)

Check Point Software              12,100                      2,273,288
Technologies Ltd. (a)

Citrix Systems, Inc. (a)          23,500                      1,236,688

Clarent Corp.                     16,500                      699,188

CNET Networks, Inc. (a)           99,000                      3,409,313

Computer Sciences Corp. (a)       16,500                      1,582,969

Covad Communications Group,       171,100                     4,042,238
Inc. (a)

Digital Insight Corp.             21,800                      836,575

Electronic Arts, Inc. (a)         16,500                      1,053,938

Exchange Applications, Inc.       130,040                     1,788,050
(a)

Foundry Networks, Inc.            37,000                      2,333,313

Interact Commerce Corp.           59,660                      894,900

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Internap Network Services         17,100                     $ 489,488
Corp.

Intuit, Inc. (a)                  43,580                      1,579,775

Keynote Systems, Inc.             41,200                      1,434,275

Macromedia, Inc. (a)              4,700                       373,283

Marketwatch.com, Inc. (a)         2,600                       54,600

Mercury Interactive Corp. (a)     58,200                      4,932,450

Metasolv Software, Inc.           56,200                      2,219,900

Micromuse, Inc. (a)               14,600                      1,453,613

National Computer Systems,        40,500                      1,840,219
Inc.

New Era of Networks, Inc. (a)     14,400                      307,800

Opus360 Corp.                     745                         3,678

Orbotech Ltd.                     24,400                      2,061,800

Pharmacopeia, Inc. (a)            21,500                      467,625

Phone.com, Inc.                   9,000                       629,438

Polycom, Inc. (a)                 57,900                      4,867,219

Priceline.com, Inc. (a)           8,000                       305,000

Puma Technology, Inc. (a)         22,000                      484,000

Rational Software Corp. (a)       70,700                      5,183,194

Redback Networks, Inc.            31,700                      2,658,838

Software.com, Inc.                11,800                      994,150

VERITAS Software Corp. (a)        216,700                     25,245,550

Vignette Corp. (a)                85,300                      2,351,081

Vitria Technology, Inc.           38,200                      1,337,000

webMethods, Inc.                  26,100                      2,182,613

                                                              121,162,600

COMPUTERS & OFFICE EQUIPMENT
- 3.2%

Apple Computer, Inc. (a)          60                          5,040

Brocade Communications            28,600                      3,373,013
Systems, Inc.

CDW Computer Centers, Inc. (a)    65,400                      7,650,778

Comdisco, Inc.                    30,400                      779,000

Copper Mountain Networks,         19,600                      1,637,825
Inc.

Fujitsu Support & Service,        3,100                       290,212
Inc. (FSAS)

Ingram Micro, Inc. Class A (a)    68,100                      1,149,188

Juniper Networks, Inc.            39,800                      6,972,463

MMC Networks, Inc. (a)            44,800                      1,461,600

MRV Communications, Inc. (a)      31,600                      841,350

Network Appliance, Inc. (a)       137,700                     8,890,256

SanDisk Corp. (a)                 16,600                      964,875

ScanSource, Inc. (a)              41,400                      1,138,500

SCI Systems, Inc. (a)             73,800                      3,321,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

SCM Microsystems, Inc. (a)        14,500                     $ 998,688

Symbol Technologies, Inc.         50,550                      2,227,359

Tech Data Corp. (a)               66,900                      2,512,931

                                                              44,214,078

ELECTRONIC INSTRUMENTS - 3.5%

Aclara Biosciences, Inc.          32,100                      846,638

Agilent Technologies, Inc.        15,300                      1,126,463

Aurora Biosciences Corp. (a)      103,100                     4,890,806

FEI Co. (a)                       147,400                     2,653,200

KLA-Tencor Corp. (a)              64,180                      3,180,921

Kulicke & Soffa Industries,       60,400                      3,038,875
Inc. (a)

Novellus Systems, Inc. (a)        101,600                     4,895,850

PE Corp. - Biosystems Group       75,500                      4,190,250

PerkinElmer, Inc.                 179,200                     9,408,000

Photon Dynamics, Inc. (a)         79,500                      4,794,844

Tektronix, Inc.                   57,400                      3,070,900

Waters Corp. (a)                  74,300                      7,021,350

                                                              49,118,097

ELECTRONICS - 14.0%

Advanced Micro Devices, Inc.      98,800                      8,046,025
(a)

Altera Corp. (a)                  251,000                     21,554,625

Analog Devices, Inc. (a)          77,600                      5,975,200

Arrow Electronics, Inc. (a)       50,800                      1,781,175

Atmel Corp. (a)                   120,600                     4,605,413

Broadcom Corp. Class A (a)        6,700                       871,419

Burr-Brown Corp. (a)              14,400                      819,900

Celestica, Inc. (sub. vtg.)       41,300                      1,926,321
(a)

Chartered Semiconductor           21,600                      1,733,400
Manufacturing Ltd. ADR

Cree, Inc. (a)                    12,700                      1,542,852

Cypress Semiconductor Corp.       156,300                     6,574,369
(a)

E Tek Dynamics, Inc. (a)          15,600                      2,867,475

Flextronics International         52,500                      2,857,969
Ltd. (a)

GlobeSpan, Inc.                   53,800                      4,754,575

Hadco Corp. (a)                   26,600                      2,347,450

Infineon Technologies AG (a)      38,900                      2,506,558

KEMET Corp. (a)                   72,500                      4,871,094

Kopin Corp. (a)                   482,300                     34,213,156

Lattice Semiconductor Corp.       69,600                      4,128,150
(a)

LSI Logic Corp. (a)               52,600                      2,771,363

Methode Electronics, Inc.         42,300                      1,517,513
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Microchip Technology, Inc. (a)    87,500                     $ 4,966,992

Micron Technology, Inc. (a)       124,300                     8,693,231

National Semiconductor Corp.      205,100                     11,024,125
(a)

NVIDIA Corp. (a)                  22,900                      2,613,463

PMC-Sierra, Inc. (a)              30,800                      4,720,100

Power-One, Inc. (a)               18,400                      1,612,300

QLogic Corp. (a)                  53,320                      2,619,345

RF Micro Devices, Inc. (a)        12,300                      1,291,500

S3, Inc. (a)                      546,000                     8,736,000

Sanmina Corp. (a)                 85,100                      5,414,488

SDL, Inc. (a)                     29,900                      6,774,219

Three-Five Systems, Inc. (a)      59,300                      3,721,075

Vishay Intertechnology, Inc.      86,500                      6,119,875
(a)

Vitesse Semiconductor Corp.       140,400                     7,107,750
(a)

Xilinx, Inc. (a)                  18,200                      1,385,475

                                                              195,065,940

TOTAL TECHNOLOGY                                              459,261,463

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.5%

Alaska Air Group, Inc. (a)        12,830                      399,334

Continental Airlines, Inc.        63,900                      2,799,619
Class B (a)

Northwest Airlines Corp.          9,400                       267,313
Class A (a)

SkyWest, Inc.                     32,000                      1,220,000

Southwest Airlines Co.            80,500                      1,544,594

                                                              6,230,860

SHIPPING - 0.6%

Teekay Shipping Corp.             246,400                     8,223,600

TRUCKING & FREIGHT - 0.3%

Forward Air Corp. (a)             64,950                      2,070,281

Landstar System, Inc. (a)         49,400                      2,630,550

                                                              4,700,831

TOTAL TRANSPORTATION                                          19,155,291

UTILITIES - 9.5%

CELLULAR - 4.5%

China Telecom (Hong Kong)         7,600                       1,117,200
Ltd. sponsored ADR (a)

Clearnet Communications, Inc.     77,900                      2,238,356
Class A (non-vtg.) (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Microcell Telecommunications,     149,700                    $ 5,496,836
Inc. Class B (non-vtg.) (a)

Millicom International            12,600                      535,500
Cellular SA (a)

Nextel Communications, Inc.       437,900                     40,560,456
Class A (a)

Nextel Partners, Inc. Class A     41,700                      708,900

Sprint Corp. - PCS Group          184,500                     10,239,750
Series 1 (a)

VoiceStream Wireless Corp. (a)    15,200                      1,740,400

                                                              62,637,398

ELECTRIC UTILITY - 2.6%

AES Corp. (a)                     76,100                      6,639,725

Calpine Corp. (a)                 140,960                     14,932,950

Constellation Energy Corp.        47,200                      1,619,550

Independent Energy Holdings       55,000                      1,230,625
PLC sponsored ADR (a)

IPALCO Enterprises, Inc.          89,400                      1,776,825

Montana Power Co.                 64,600                      2,442,688

NiSource, Inc.                    208,700                     3,769,644

Northern States Power Co.         89,200                      1,973,550

NRG Energy, Inc.                  35,100                      583,538

PECO Energy Co.                   36,300                      1,594,931

                                                              36,564,026

GAS - 1.8%

Columbia Energy Group             3,100                       200,531

Dynegy, Inc. Class A              167,947                     12,952,912

Enron Corp.                       64,900                      4,729,588

Kinder Morgan, Inc.               225,300                     7,350,413

                                                              25,233,444

TELEPHONE SERVICES - 0.6%

Allegiance Telecom, Inc. (a)      13,050                      690,019

CenturyTel, Inc.                  125,800                     3,396,600

Intermedia Communications,        15,600                      390,000
Inc. (a)

ITXC Corp.                        97,200                      3,256,200

TeraBeam Networks (c)             1,100                       16,500

WinStar Communications, Inc.      1                           14
(a)

                                                              7,749,333

TOTAL UTILITIES                                               132,184,201

TOTAL COMMON STOCKS                                           1,264,613,186
(Cost $1,087,654,234)

U.S. TREASURY OBLIGATIONS -
0.2%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT      VALUE (NOTE 1)

U.S. Treasury Bills, yield at   -      $ 3,750,000           $ 3,719,861
date of purchase 5.62% to
6.03% 7/13/00 to 8/10/00
(Cost $3,716,026) (d)

CASH EQUIVALENTS - 12.0%

                               SHARES

Central Cash Collateral Fund,   29,880,950                     29,880,950
6.54% (b)

Taxable Central Cash Fund,      136,703,934                    136,703,934
6.37% (b)

TOTAL CASH EQUIVALENTS                                         166,584,884
(Cost $166,584,884)

TOTAL INVESTMENT PORTFOLIO -                                   1,434,917,931
103.2%
(Cost $1,257,955,144)

NET OTHER ASSETS - (3.2)%                                      (44,783,785)

NET ASSETS - 100%                                            $ 1,390,134,146


FUTURES CONTRACTS

                          EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

172 S&P 400 Midcap Index  June 2000            $ 41,090,800                         $ (612,651)
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 3.0%


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST

TeraBeam Networks  4/7/00            $ 16,500

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,670,150.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,274,576,682. Net unrealized appreciation aggregated $160,341,249, of which $277,359,631 related to appreciated investment securities and $117,018,382 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                    MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 1,434,917,931
value (cost $1,257,955,144)
- See accompanying schedule

Receivable for investments                    7,398,874
sold

Receivable for fund shares                    4,764,847
sold

Dividends receivable                          474,708

Interest receivable                           655,669

Receivable for daily                          77,400
variation on futures
contracts

Other receivables                             135,706

 TOTAL ASSETS                                 1,448,425,135

LIABILITIES

Payable for investments        $ 21,854,945
purchased

Payable for fund shares         4,855,491
redeemed

Accrued management fee          660,743

Distribution fees payable       675,024

Other payables and accrued      363,836
expenses

Collateral on securities        29,880,950
loaned, at value

 TOTAL LIABILITIES                            58,290,989

NET ASSETS                                   $ 1,390,134,146

Net Assets consist of:

Paid in capital                              $ 1,113,946,820

Accumulated net investment                    (4,588,853)
(loss)

Accumulated undistributed net                 104,425,980
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   176,350,199
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 1,390,134,146

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $20.05
OFFERING PRICE CLASS A: NET
ASSET VALUE, offering price
and redemption price   per
share ($73,867,647 (divided
by) 3,684,480 shares)

Maximum offering price per         $21.27
share (100/94.25 of $20.05)

CLASS T: NET ASSET VALUE and       $20.19
redemption price per share
 ($900,042,641 (divided by)
44,571,993 shares)

Maximum offering price per         $20.92
share (100/96.50 of $20.19)

CLASS B: NET ASSET VALUE and       $19.86
offering price per share
($255,013,489 (divided by)
12,843,160 shares) A

CLASS C: NET ASSET VALUE and       $19.87
redemption price per share
 ($97,125,408 (divided by)
4,887,314 shares) A

INSTITUTIONAL CLASS: NET           $20.26
ASSET VALUE, offering price
and redemption price   per
share ($64,084,961 (divided
by) 3,163,418 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO THE NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED MAY 31,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                              $ 1,569,052
Dividends

Interest                                        1,966,136

Security lending                                135,515

 TOTAL INCOME                                   3,670,703

EXPENSES

Management fee                   $ 3,364,392

Transfer agent fees               1,297,134

Distribution fees                 3,384,043

Accounting and security           151,301
lending fees

Non-interested trustees'          1,616
compensation

Custodian fees and expenses       50,725

Registration fees                 286,862

Audit                             19,926

Legal                             5,853

Miscellaneous                     4,630

 Total expenses before            8,566,482
reductions

 Expense reductions               (306,926)     8,259,556

NET INVESTMENT INCOME (LOSS)                    (4,588,853)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            107,108,271

 Foreign currency transactions    (8,917)

 Futures contracts                112,394       107,211,748

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            55,319,904

 Assets and liabilities in        21,625
foreign currencies

 Futures contracts                (612,651)     54,728,878

NET GAIN (LOSS)                                 161,940,626

NET INCREASE (DECREASE) IN                     $ 157,351,773
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (4,588,853)                  $ (3,635,978)
income (loss)

 Net realized gain (loss)       107,211,748                    86,552,330

 Change in net unrealized       54,728,878                     67,199,657
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     157,351,773                    150,116,009
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (59,325,494)                   (15,537,241)
from net realized gains

Share transactions - net        558,861,518                    90,831,221
increase (decrease)

  TOTAL INCREASE (DECREASE)     656,887,797                    225,409,989
IN NET ASSETS

NET ASSETS

 Beginning of period            733,246,349                    507,836,360

 End of period (including      $ 1,390,134,146                $ 733,246,349
accumulated net investment
loss of $4,588,853 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 17.12                        $ 13.71                   $ 14.04   $ 11.70   $ 10.74
of period

Income from  Investment
Operations

Net investment  income (loss)   (.05)                          (.05)                     (.05)     (.09)     (.01)
D

Net realized and  unrealized    4.38                           3.92                      1.17      2.64      .97
gain (loss)

Total from  investment          4.33                           3.87                      1.12      2.55      .96
operations

Less Distributions

From net realized gain          (1.40)                         (.46)                     (1.45)    (.21)     -

Net asset value,  end of       $ 20.05                        $ 17.12                   $ 13.71   $ 14.04   $ 11.70
period

TOTAL RETURN B, C               26.88%                         29.17%                    9.07%     22.24%    8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 73,868                       $ 25,834                  $ 11,340  $ 4,670   $ 1,239
(000 omitted)

Ratio of expenses to average    1.18% A                        1.17%                     1.30%     1.62% F   1.56% A, F
net assets

Ratio of expenses to average    1.13% A, G                     1.16% G                   1.27% G   1.58% G   1.56% A
net assets after expense
reductions

Ratio of net investment         (.50)% A                       (.33)%                    (.36)%    (.71)%    (.33)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%      208%      101% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 17.19                        $ 13.75                   $ 14.09    $ 11.70    $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.07)                          (.08)                     (.07)      (.07)      (.03)
D

Net realized and  unrealized    4.42                           3.94                      1.17       2.64       1.73
gain (loss)

Total from  investment          4.35                           3.86                      1.10       2.57       1.70
operations

Less Distributions

From net realized gain          (1.35)                         (.42)                     (1.44)     (.18)      -

Net asset value,  end of       $ 20.19                        $ 17.19                   $ 13.75    $ 14.09    $ 11.70
period

TOTAL RETURN B, C               26.82%                         28.93%                    8.87%      22.35%     17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 900,043                      $ 504,586                 $ 367,035  $ 326,642  $ 187,040
(000 omitted)

Ratio of expenses to  average   1.38% A                        1.39%                     1.42%      1.48%      1.60% A
net assets

Ratio of expenses to  average   1.33% A, F                     1.37% F                   1.39% F    1.44% F    1.60% A
net assets after expense
reductions

Ratio of net investment         (.70)% A                       (.55)%                    (.51)%     (.53)%     (.37)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%       208%       101% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 16.93                        $ 13.58                   $ 13.94   $ 11.61   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.12)                          (.16)                     (.14)     (.14)     (.10)
D

Net realized and  unrealized    4.35                           3.90                      1.17      2.62      1.71
gain (loss)

Total from  investment          4.23                           3.74                      1.03      2.48      1.61
operations

Less Distributions

From net realized gain          (1.30)                         (.39)                     (1.39)    (.15)     -

Net asset value,  end of       $ 19.86                        $ 16.93                   $ 13.58   $ 13.94   $ 11.61
period

TOTAL RETURN B, C               26.44%                         28.32%                    8.38%     21.67%    16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 255,013                      $ 117,224                 $ 82,317  $ 58,758  $ 32,727
(000 omitted)

Ratio of expenses to average    1.92% A                        1.91%                     1.94%     2.03%     2.38% A
net assets

Ratio of expenses to average    1.87% A, F                     1.89% F                   1.91% F   1.98% F   2.37% A, F
net assets after expense
reductions

Ratio of net investment         (1.24)% A                      (1.07)%                   (1.02)%   (1.08)%   (1.14)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%      208%      101% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.97                        $ 13.64                   $ 14.08   $ 14.16
period

Income from Investment
Operations

Net investment income (loss) D    (.12)                          (.16)                     (.15)     (.01)

Net realized and  unrealized      4.35                           3.90                      1.15      (.07)
gain (loss)

Total from investment             4.23                           3.74                      1.00      (.08)
operations

Less Distributions

From net realized gain            (1.33)                         (.41)                     (1.44)    -

Net asset value, end of period   $ 19.87                        $ 16.97                   $ 13.64   $ 14.08

TOTAL RETURN B, C                 26.41%                         28.24%                    8.09%     (.56)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 97,125                       $ 36,592                  $ 12,593  $ 345
(000 omitted)

Ratio of expenses to average      1.91% A                        1.91%                     2.15% F   2.50% A, F
net assets

Ratio of expenses to average      1.86% A, G                     1.90% G                   2.11% G   2.40% A, G
net assets after expense
reductions

Ratio of net investment           (1.23)% A                      (1.07)%                   (1.16)%   (1.07)% A
income (loss) to average net
assets

Portfolio turnover rate           242% A                         163%                      139%      208%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 17.28                        $ 13.82                   $ 14.12   $ 11.70   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.02)                          (.00)                     .01       .01       (.02)
D

Net realized and  unrealized    4.43                           3.95                      1.18      2.63      1.72
gain (loss)

Total from  investment          4.41                           3.95                      1.19      2.64      1.70
operations

Less Distributions

From net realized gain          (1.43)                         (.49)                     (1.49)    (.22)     -

Net asset value,  end of       $ 20.26                        $ 17.28                   $ 13.82   $ 14.12   $ 11.70
period

TOTAL RETURN B, C               27.14%                         29.59%                    9.60%     23.04%    17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 64,085                       $ 49,010                  $ 34,551  $ 30,542  $ 3,600
(000 omitted)

Ratio of expenses to average    .86% A                         .86%                      .87%      .91%      1.50% A, F
net assets

Ratio of expenses to average    .80% A, G                      .84% G                    .84% G    .84% G    1.50% A
net assets after expense
reductions

Ratio of net investment         (.17)% A                       (.02)%                    .04%      .08%      (.27)% A
income (loss) to  average
net assets

Portfolio turnover rate         242% A                         163%                      139%      208%      101% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating loss and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $16,500 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,712,225,723 and $1,327,869,137, respectively.

The market value of futures contracts opened and closed during the period amounted to $58,241,646 and $16,650,589, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 66,375     $ 45

CLASS T    1,947,030    7,685

CLASS B    996,744      747,708

CLASS C    373,894      217,012

          $ 3,384,043  $ 972,450


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 289,200    $ 123,103

CLASS T    540,194      189,203

CLASS B    140,636      140,636 *

CLASS C    16,999       16,999 *

          $ 987,029    $ 469,941

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS *

CLASS A                $ 69,629     .26

CLASS T                 830,526     .21

CLASS B                 249,351     .25

CLASS C                 88,667      .24

INSTITUTIONAL CLASS     58,961      .19

                       $ 1,297,134

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $32,131 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $29,432,029. The fund received cash collateral of $29,880,950 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $280,455 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $23,314 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                      TRANSFER AGENT CREDITS

CLASS A               $ 292

CLASS T                2,731

INSTITUTIONAL CLASS    134

                      $ 3,157

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED  NOVEMBER 30, 1999

FROM NET REALIZED GAIN

Class A                 $ 2,232,639                    $ 380,123

Class T                  40,670,247                     11,172,328

Class B                  9,272,175                      2,365,092

Class C                  3,037,725                      389,625

Institutional Class      4,112,708                      1,230,073

Total                   $ 59,325,494                   $ 15,537,241


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        2,962,111               $ 50,362,941
                                 2,384,749

Reinvestment of distributions    127,621                   27,137                   2,167,045

Shares redeemed                  (337,162)                 (2,307,129)              (6,909,898)

Net increase (decrease)          2,175,208                 682,119                 $ 45,620,088

CLASS T Shares sold              25,688,541                22,494,339              $ 549,333,544

Reinvestment of distributions    2,246,986                 782,801                  38,423,840

Shares redeemed                  (12,712,766)              (20,618,739)             (263,703,584)

Net increase (decrease)          15,222,761                2,658,401               $ 324,053,800

CLASS B Shares sold              6,324,509                 2,568,690               $ 135,185,784

Reinvestment of distributions    487,214                   148,162                  8,217,058

Shares redeemed                  (893,240)                 (1,852,174)              (18,542,889)

Net increase (decrease)          5,918,483                 864,678                 $ 124,859,953

CLASS C Shares sold              3,814,664                 2,450,666               $ 80,705,663

Reinvestment of distributions    163,130                   26,885                   2,753,930

Shares redeemed                  (1,246,726)               (1,244,811)              (25,352,522)

Net increase (decrease)          2,731,068                 1,232,740               $ 58,107,071

INSTITUTIONAL CLASS Shares       1,222,242                 1,472,039               $ 26,576,604
sold

Reinvestment of distributions    220,576                   85,211                   3,774,948

Shares redeemed                  (1,116,295)               (1,220,854)              (24,130,946)

Net increase (decrease)          326,523                   336,396                 $ 6,220,606



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 48,121,357


Reinvestment of distributions    362,550

Shares redeemed                  (37,764,534)

Net increase (decrease)         $ 10,719,373

CLASS T Shares sold             $ 352,225,906

Reinvestment of distributions    10,519,637

Shares redeemed                  (320,406,442)

Net increase (decrease)         $ 42,339,101

CLASS B Shares sold             $ 39,269,276

Reinvestment of distributions    1,970,339

Shares redeemed                  (27,126,558)

Net increase (decrease)         $ 14,113,057

CLASS C Shares sold             $ 37,791,832

Reinvestment of distributions    358,373

Shares redeemed                  (19,208,310)

Net increase (decrease)         $ 18,941,895

INSTITUTIONAL CLASS Shares      $ 22,609,330
sold

Reinvestment of distributions    1,145,239

Shares redeemed                  (19,036,774)

Net increase (decrease)         $ 4,717,795










INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
David Felman, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

MCI-SANN-0700  106139
1.704678.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

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